    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2016.

                                                              FILE NO. 033-19947

                                                                       811-02627

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 35                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 67                                                            /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             DC VARIABLE ACCOUNT-I
                                      AND
                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 547-5000

              (Depositor's Telephone Number, Including Area Code)

                            CHRISTOPHER M. GRINNELL
                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
                               1295 STATE STREET
                        SPRINGFIELD, MASSACHUSETTS 01111

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 2, 2016 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

GROUP VARIABLE ANNUITY CONTRACTS
ISSUED BY HARTFORD LIFE INSURANCE COMPANY
WITH RESPECT TO SEPARATE ACCOUNT
DC VARIABLE ACCOUNT-I AND
SEPARATE ACCOUNT TWO
ADMINISTERED BY MASSACHUSETTS MUTUAL LIFE
INSURANCE COMPANY


        This Prospectus sets forth information you should know before you purchase or become a Participant under the group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.

        Hartford Life Insurance Company issues the Contracts in connection with Deferred Compensation Plans of tax-exempt and governmental employers. We can also issue the Contracts in connection with certain Qualified Plans of employers (generally tax-exempt and non-tax-exempt).

        We hold Contributions to Contracts issued in connection with Deferred Compensation Plans in a Separate Account known as Hartford Life Insurance Company DC Variable Account-I ("DC-I") during the period before annuity payouts start. When annuity payouts start, Contract values are held in our Separate Account that is known as Hartford Life Insurance Company Separate Account Two ("DC-II"). The Contracts may also contain additional separate accounts not described in this Prospectus. These additional separate accounts are not required to be registered with the Securities and Exchange Commission.

        For Contracts issued in connection with Qualified Plans, we hold Contributions in DC-II during the period before annuity payouts start and during the period after annuity payouts start.

        The Contracts may contain a General Account option or a different General Account contract may be issued in conjunction with the Contracts. The General Account option or contract may contain restrictions. The General Account option or contract and these restrictions are not described in this Prospectus. The General Account option or contract is not required to be registered with the Securities and Exchange Commission ("SEC").

        We allocate the Contributions to the "Sub-Accounts" as directed by the Contract Owner or Participant, as applicable. Sub-Accounts are divisions of a Separate Account. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE UNDERLYING FUNDS.

        The underlying Funds are listed below:



- Calvert VP SRI Balanced Portfolio -- Class I
- Hartford Balanced HLS Fund -- Class IA
- Hartford Capital Appreciation HLS Fund -- Class IA
- Hartford Dividend and Growth HLS Fund -- Class IA
- Hartford International Opportunities HLS Fund -- Class IA
- Hartford Stock HLS Fund -- Class IA
- Hartford Total Return Bond HLS Fund -- Class IA
- Hartford Ultrashort Bond HLS Fund -- Class IA
- Hartford U.S. Government Securities HLS Fund -- Class IA
- HIMCO VIT Index Fund -- Class IA

        For more information on the underlying Funds see the section entitled "The Funds".

        If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and, like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

        The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

        This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

        This group variable annuity contract IS NOT:

-    A bank deposit or obligation

-    Federally insured

-    Endorsed by any bank or governmental agency




--------------------------------------------------------------------------------
Prospectus Dated: May 2, 2016
Statement of Additional Information Dated: May 2, 2016

                                 TABLE OF CONTENTS


SECTION                                                                                                                    PAGE
-----------------------------------------------------------------------------------------------------------------  -----------------
GLOSSARY OF SPECIAL TERMS........................................................................................                 4
FEE TABLE........................................................................................................                 6
SUMMARY..........................................................................................................                 9
PERFORMANCE RELATED INFORMATION..................................................................................                11
HARTFORD LIFE INSURANCE COMPANY..................................................................................                12
THE SEPARATE ACCOUNTS............................................................................................                12
THE FUNDS........................................................................................................                13
GENERAL ACCOUNT OPTION...........................................................................................                16
ADDITIONAL SEPARATE ACCOUNTS OFFERED UNDER THE CONTRACTS.........................................................                16
CONTRACT CHARGES.................................................................................................                17
   Sales Charge..................................................................................................                17
   Is there ever a time when the Sales Charge does not apply?....................................................                18
   Mortality and Expense Risk and Administrative Charge..........................................................                18
   HIG Employer Sponsored IRA....................................................................................                19
   Annual Maintenance Fee........................................................................................                19
   Premium Taxes.................................................................................................                19
   Experience Rating under the Contracts.........................................................................                19
   Negotiated Charges and Fees...................................................................................                19
   Charges of the Funds..........................................................................................                19
   Plan Related Expenses.........................................................................................                20
THE CONTRACTS....................................................................................................                20
   The Contracts Offered.........................................................................................                20
   Purchase of a Contract........................................................................................                20
   Contract Rights and Privileges and Assignments................................................................                20
   Pricing and Crediting of Contributions........................................................................                21
   May I make changes in the amounts of my Contribution?.........................................................                21
   Can you transfer from one Sub-Account to another?.............................................................                21
   What is a Sub-Account Transfer?...............................................................................                21
   What Happens When you Request a Sub-Account Transfer?.........................................................                21
   What Restrictions Are There on your Ability to Make a Sub-Account Transfer?...................................                21
   Fund Trading Policies.........................................................................................                22
   How are you affected by frequent Sub-Account Transfers?.......................................................                23
   General Account Option Transfers..............................................................................                24
   Telephone and Internet Transfers..............................................................................                24
   Dollar Cost Averaging.........................................................................................                24
   How do I know what my Participant Account is worth?...........................................................                25
   How are the underlying Fund shares valued?....................................................................                26
DEATH BENEFITS...................................................................................................                26
   Determination of the Beneficiary..............................................................................                26
   Death before the Annuity Commencement Date....................................................................                26
   Death on or after the Annuity Commencement Date...............................................................                26
SETTLEMENT PROVISIONS............................................................................................                26
   Can payment of the Surrender value ever be postponed beyond the seven-day period?.............................                27
   May I Surrender once Annuity Payouts have started?............................................................                27
   What are Annuity Rights?......................................................................................                27
   How do I elect an Annuity Commencement Date and Annuity Payout Option?........................................                27
   What is the minimum amount that I may select for an Annuity Payout?...........................................                28
   How are Contributions made to establish an Annuity Account?...................................................                28
   Can a Contract be suspended by a Contract Owner?..............................................................                28
   Annuity Payout Options........................................................................................                28
   Systematic Withdrawal Option..................................................................................                29
   How are Variable Annuity Payouts determined?..................................................................                30
MORE INFORMATION.................................................................................................                31
   Can a Contract be modified?...................................................................................                31
   Can Hartford waive any rights under a Contract? ..............................................................                31
   How Contracts Are Sold........................................................................................                31
   Who is the custodian of the Separate Account's assets? .......................................................                32
   Are there any material legal proceedings affecting the Separate Account?......................................                33
   How may I get additional information?.........................................................................                33
APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS.......................................................................         APP TAX-1
   A. General....................................................................................................         APP TAX-1
   B. Taxation of Hartford and the Separate Account..............................................................         APP TAX-1
   C. Diversification of the Separate Account....................................................................         APP TAX-1
   D. Tax Ownership of the Assets in the Separate Account........................................................         APP TAX-2
   E. Non-Natural Persons as Owners..............................................................................         APP TAX-2
   F. Annuity Purchases by Nonresident Aliens and Foreign Corporations...........................................         APP TAX-3
   G. Generation Skipping Transfer Tax...........................................................................         APP TAX-3
   H. Tax-Qualified Retirement Plans.............................................................................         APP TAX-3
APPENDIX I -- ACCUMULATION UNIT VALUES...........................................................................           APP I-1
APPENDIX II -- ACCUMULATION PERIOD UNDER PRIOR GROUP CONTRACTS...................................................          APP II-1
A. DEDUCTIONS UNDER THE PRIOR GROUP CONTRACTS FOR SALES EXPENSES, THE MINIMUM
   DEATH BENEFIT GUARANTEE AND ANY APPLICABLE PREMIUM TAXES......................................................          APP II-1
B. DEDUCTIONS FOR MORTALITY, EXPENSE RISK AND ADMINISTRATIVE UNDERTAKINGS,
   ANNUAL CONTRACT FEE AND PREMIUM TAXES.........................................................................          APP II-1
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION...........................................................................

                          GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD:  The period before the start of Annuity payouts.

ACCUMULATION UNITS: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.


ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: MassMutual Retirement Services, LLC, P.O. Box 1583, Hartford, Connecticut 06144-1583.


ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant Account.

ANNUITANT:  The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY:  A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE:  The date we start to make Annuity payouts to you.

ANNUITY PERIOD:  The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE:  The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER:  The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

DC VARIABLE ACCOUNT I OR DC-I: Our Separate Account, Hartford Life Insurance Company DC Variable Account-I.

DC-II:  Our Separate Account, Hartford Life Insurance Company Separate Account
Two.

DEFERRED COMPENSATION PLAN: A plan established and maintained in accordance with the provisions of section 457 of the Code and the regulations issued thereunder.

DUE PROOF OF DEATH: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.

EMPLOYER: A governmental or tax-exempt employer maintaining a Deferred Compensation Plan for its employees or an employer sponsoring a Qualified Plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account option. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US:  Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT: A term used to describe, for record keeping purposes, any employee, former employee or other eligible person with a Participant Account under the Contract Employer/Contract Owner.

PARTICIPANT ACCOUNT: An account to which the General Account values and the Separate Account Accumulation Units held by the Contract Owner on behalf of a Participant under the Contract are allocated.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PLAN:  The Deferred Compensation Plan or Qualified Plan of an Employer.

PREMIUM TAX: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.

QUALIFIED PLAN: A retirement plan of an Employer that qualifies for special tax treatment under section 401, 403 or 408 of the Code.

SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

SURRENDER:  Any withdrawal of Contract values.

TERMINATION VALUE: The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date less any applicable Premium Taxes not already deducted and any applicable contingent deferred sales charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.

                                  FEE TABLE

      THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT A CONTRACT OWNER WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").

      IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of premium payments)........................................      None
Transfer Fee (1).............................................................................................   $     5
Contingent Deferred Sales Charge (as a percentage of amounts Surrendered) (2)(3)
Contracts under which variable account Contributions are held under Separate Account DC-I during the
   Accumulation Period:
     During the First through Sixth Year.....................................................................        5%
     During the Seventh through Eighth Year..................................................................        4%
     During the Ninth through Tenth Year.....................................................................        3%
     During the Eleventh through Twelfth Year................................................................        2%
     During the Thirteenth Year and thereafter...............................................................        0%
Contracts under which variable account Contributions are held under Separate Account DC-II during the
   Accumulation Period:
     During the First through Eighth Year....................................................................        5%
     During the Ninth through Fifteenth Year.................................................................        3%
     During the Sixteenth Year and thereafter................................................................        0%

      THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (DC-I)..........................................................................    $    0
ANNUAL MAINTENANCE FEE (DC-II) (4).....................................................................    $25.00
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value) (DC-I) (5)
     Mortality and Expense Risk and Administrative Charge..............................................     0.90%
     Total Separate Account Annual Expenses (DC-I).....................................................     0.90%

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-AccountValue) (DC-II)
     Mortality and Expense Risk and Administrative Charge..............................................     1.25%
     Total Separate Account Annual Expenses (DC-II)....................................................     1.25%


-----------
(1) The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. We currently waive the Transfer Fee.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this Prospectus.

(3) Effective August 1, 2011, the Contingent Deferred Sales Charge will be removed from the Contracts, and will cease to apply to all Surrenders after August 1, 2011.

(4) We deduct this $25 annual maintenance fee from each Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

(5) The Mortality and Expense Risk and Administrative Charge under Separate Account DC-I is 0.75% of the average daily Sub-Account values in DC-I for contract values under eligible Contracts that exceed $50 million.

     We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Annual Maintenance Fee, and Mortality and Expense Risk and Administrative Charge. (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees"). We may also deduct a charge for Premium Taxes at the time of Surrender.

     We have issued a Contract supported by DC-II to Hartford Fire Insurance Company (a parent of Hartford) for the Hartford Insurance Group Employer Sponsored Individual Retirement Account ("HIG IRA"). We make no deductions from the HIG IRA Contract for mortality and expense risk charges; however we deduct 0.15% from the average daily Sub-Account value of the HIG IRA Contract for certain administrative undertakings. (See "HIG Employer Sponsored IRA").

     THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



                                                                                             Minimum     Maximum
-----------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Sub-Account assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)                                         0.38%       0.74%
-----------------------------------------------------------------------------------------------------------------

EXAMPLE

      THESE EXAMPLES BELOW ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE ANY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS) OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLES DO NOT REFLECT ANY DEDUCTION FOR CONTRACT OWNER DIRECTED PLAN RELATED EXPENSES. IF A DEDUCTION FOR PLAN RELATED EXPENSES APPLIED, EXPENSES WOULD BE HIGHER.

      THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLES, HARTFORD ASSUMES A PARTICIPANT ACCOUNT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 PARTICIPANT ACCOUNT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.25%.


      THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:



                                    IF YOU SURRENDER YOUR CONTRACT                   IF YOU ANNUITIZE AT THE END
MORTALITY AND EXPENSE RISK           AT THE END OF THE APPLICABLE                         OF THE APPLICABLE
AND ADMINISTRATIVE CHARGE                     TIME PERIOD                                    TIME PERIOD
--------------------------  ----------------------------------------------  ---------------------------------------------
                             1 YR.       3 YRS.       5 YRS.       10 YRS.   1 YR.      3 YRS.      5 YRS.        10 YRS.
                            -------    ---------    ---------     --------  ------     -------     --------     ---------
1.25% (DC-II).............   $  691    $   1,194    $   1,701     $  2,858  $  204      $  679     $  1,177      $  2,534
0.90% (DC-I)..............   $  635    $   1,021    $   1,398     $  2,256  $  168      $  521     $    898      $  1,956
0.15% (HIG IRA)...........   $  584    $     858    $   1,116     $  1,638  $   91      $  334     $    593      $  1,313


MORTALITY AND EXPENSE RISK             IF YOU DO NOT SURRENDER
AND ADMINISTRATIVE CHARGE                   YOUR CONTRACT
--------------------------  --------------------------------------------
                             1 YR.     3 YRS.      5 YRS.        10 YRS.
                            ------     ------     ---------     --------
1.25% (DC-II).............  $  229     $  704     $   1,202     $  2,559
0.90% (DC-I)..............  $  168     $  521     $     898     $  1,956
0.15% (HIG IRA)...........  $  116     $  359     $     618     $  1,338



CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


      When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.


AVAILABLE INFORMATION

      We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

      You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.massmutual.com/govnp or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                   SUMMARY

WHAT ARE THE CONTRACTS?

      The Contracts are group variable annuity contracts. They are issued in connection with a Deferred Compensation Plan. We can also issue the Contracts in connection with certain Qualified Plans. WE NO LONGER SELL THE CONTRACT. HOWEVER, WE CONTINUE TO ADMINISTER THE CONTRACT AND WE CONTINUE TO ACCEPT CONTRIBUTIONS TO EXISTING CONTRACTS.

      Contract Owners who purchased a prior series of Contracts can make Contributions to such Contracts subject to the terms and provisions of their Contracts. New Participants may be added to existing Contracts of the prior series but no new Contracts of that series will be issued. Prior Contract Owners are referred to the Appendix II for a description of the contingent deferred sales charge ("Sales Charge") and other expenses applicable to earlier series of Contracts.

WHAT IS THE ACCUMULATION PERIOD?

      During the Accumulation Period under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of the Separate Account.

      During the Accumulation Period, a Contract Owner or a Participant may allocate monies held in the Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances (See "May I transfer assets between Sub-Accounts?").

WHAT ARE THE SALES CHARGES UNDER THE CONTRACT?

      You do not pay a sales charge at the time Contributions are made to the Contract. We may charge you a Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The amount of the Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Participant's Contract Years that have been completed before the Surrender. For Contracts under which contributions are held under Separate Account DC-I, the Sales Charge is as follows:

PARTICIPANT'S CONTRACT YEARS                                                                                           SALES CHARGE
----------------------------------------------------------------------------------------------------------------       -------------
During the First through the Sixth Year.........................................................................            5%
During the Seventh through Eighth Year..........................................................................            4%
During the Ninth through Tenth Year.............................................................................            3%
During the Eleventh through Twelfth Year........................................................................            2%
During the Thirteenth Year and thereafter.......................................................................            0%

      For Contracts under which contributions are held under Separate Account DC-II, the Sales Charge is as follows:

PARTICIPANT'S CONTRACT YEARS                                                                                           SALES CHARGE
----------------------------------------------------------------------------------------------------------------       -------------
During the First through the Eighth Year........................................................................            5%
During the Ninth through Fifteenth Year.........................................................................            3%
During the Sixteenth Year and thereafter........................................................................            0%

      Effective August 1, 2011, the Sales Charge will be removed from the Contracts and we will not charge a Sales Charge when you partially or fully Surrender the Contract.

      We may reduce the amount or term of the Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      No deduction for Sales Charges will be made in certain cases. (See "Is there ever a time when the Sales Charge does not apply?")

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

      MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Separate Accounts during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. The amount of the charge differs between DC-I and DC-II and, with respect to DC-I, depends on the value of the Contract:

                                                                                                          SEPARATE
                                                                                                           ACCOUNT
                                                                                                      ----------------
                                                                                                       DC-I      DC-II
                                                                                                      -------   ------
Annual rate
   (Contract values of $50,000,000 or less):.......................................................    0.90%     1.25%
Annual rate
   (Contract values in excess of $50,000,000):.....................................................    0.75%     1.25%

      We will determine eligibility for the lower annual rate in DC-I based on the value of a Contract on the last day of each calendar quarter, each such day a "Test Date." To be eligible, the value of the Contract must exceed $50,000,000 on two successive Test Dates. A reduction in the charge for mortality, expense risk and administrative undertakings in DC-I requires a conversion period following a determination of eligibility. The conversion period will generally not exceed three months, depending on Contract Owner cooperation during the conversion period.

      ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract at the end of a Participant's Contract Year. The maximum Annual Maintenance Fee is $25 per year and is currently assessed against any Participant Account value in DC-II. Such fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?

      We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0 - 3.5%.

IS THERE A DEATH BENEFIT?

      We will pay a Minimum Death Benefit if a Participant dies before the earlier of (1) the Participant's 65th birthday or (2) the Annuity Commencement Date. (See "Death Benefits").

WHAT IS THE ANNUITY PERIOD?

      At the end of the Accumulation Period, we will allocate Contract values held less premium taxes, if applicable, with respect to Participants' Accounts as directed by the Contract Owner to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contracts. If applicable, we will also allocate any additional Contributions that a Contract Owner elects to make to the Annuitants' Accounts at the commencement of the Annuity Period, as directed by the Contract Owner.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

      When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment (all annuity options may not be available in all states or Contracts):

      LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

      LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

      UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

      JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

      PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders by the Annuitant are subject to the limitations set forth in the Contract and any applicable contingent deferred sales charges.

      UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT FOR THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.



                       PERFORMANCE RELATED INFORMATION

      Each Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

      When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales change, the highest charge for mortality, expense risk and administrative undertakings, and the highest annual maintenance fee, where applicable.

      The Separate Accounts may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNTS. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality and expense risk and administrative undertakings, and do not take into account contingent deferred sales charges or the annual maintenance fee, where applicable. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

      If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

      We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                       HARTFORD LIFE INSURANCE COMPANY


      Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Hartford, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


      On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to re-insure the obligations of Hartford under the Contracts and to provide administration of the Contracts.



                            THE SEPARATE ACCOUNTS

      Hartford Life Insurance Company Separate Account DC Variable Account-I ("DC-I") and Hartford Life Insurance Company Separate Account Two ("DC-II") are where we set aside and invest assets of some of our annuity contracts, including the Contracts. We hold Contributions to Contracts issued in connection with Deferred Compensation Plans in DC-I during the Accumulation Period and in DC-II during the Annuity Period. We hold Contributions to Contracts issued in connection with Qualified Plans in DC-II during both the Accumulation Period and the Annuity Period. The assets of DC-I and DC-II were transferred from Hartford Variable Annuity Life Insurance Company Separate Account DC-I and Separate Account DC-II, respectively, on December 31, 1987.

      Each Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Accounts or Hartford.

      Each Separate Account meets the definition of "separate account" under federal securities law. Each Separate Account holds only assets for variable annuity contracts. Each Separate Account, respectively:

      - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

      - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

      - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

      - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

      - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

      WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNTS. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

                                  THE FUNDS

      The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each underlying Fund's prospectus. Before investing, you should carefully read each underlying Fund's prospectus along with this Prospectus.

      We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectuses and Statements of Additional Information, which may be ordered from us. The underlying Funds' prospectuses should be read in conjunction with this Prospectus before investing.

      THESE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
INSURANCE COMPANY
DEDICATED MUTUAL FUNDS:
-----------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
-----------------------------------------------------------------------------------------------------------------------
   Calvert VP SRI Balanced               Seeks to achieve a competitive total      Calvert Investment Management Inc.
     Portfolio -- Class I                return through an actively managed
                                         portfolio of stocks, bonds and money
                                         market instruments which offer
                                         income and capital growth opportunity
                                         and which satisfy the investment and
                                         social criteria

-----------------------------------------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND II, INC.
-----------------------------------------------------------------------------------------------------------------------
   Hartford U.S. Government              Seeks to maximize total return while      Hartford Funds Management
     Securities HLS Fund -- Class IA     providing shareholders with a high level  Company, LLC
                                         of current income consistent with         Sub-advised by Wellington
                                         prudent investment risk                   Management Company, LLP

-----------------------------------------------------------------------------------------------------------------------
HARTFORD SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------------------
   Hartford Balanced HLS Fund --         Seeks long-term total return.             Hartford Funds Management
     Class IA                                                                      Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

-----------------------------------------------------------------------------------------------------------------------
   Hartford Capital Appreciation HLS     Seeks growth of capital.                  Hartford Funds Management
     Fund -- Class IA                                                              Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

        CLOSED TO CONTRACTS ISSUED ON OR ABOUT 1/3/2005.
-----------------------------------------------------------------------------------------------------------------------
   Hartford Dividend and Growth HLS      Seeks a high level of current income      Hartford Funds Management
     Fund -- Class IA                    consistent with growth of capital.        Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

-----------------------------------------------------------------------------------------------------------------------
   Hartford International                Seeks long-term growth of capital.        Hartford Funds Management
     Opportunities HLS Fund --                                                     Company, LLC
     Class IA                                                                      Sub-advised by Wellington
                                                                                   Management Company, LLP

-----------------------------------------------------------------------------------------------------------------------
   Hartford Stock HLS Fund --            Seeks long-term growth of capital         Hartford Funds Management
     Class IA                                                                      Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP


                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
   Hartford Total Return Bond HLS        Seeks a competitive total return, with    Hartford Funds Management
     Fund -- Class IA                    income as a secondary objective           Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company, LLP

---------------------------------------------------------------------------------------------------------------------
   Hartford Ultrashort Bond HLS          Seeks total return and income             Hartford Funds Management
     Fund -- Class IA                    consistent with preserving capital and    Company, LLC
                                         maintaining liquidity.                    Sub-advised by Wellington
                                                                                   Management Company, LLP

---------------------------------------------------------------------------------------------------------------------
HIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
   HIMCO VIT Index Fund -- Class IA      Seeks to provide investment results       Hartford Investment Management
                                         which approximate the price and yield     Company
                                         performance of publicly traded
                                         common stocks in the aggregate.

---------------------------------------------------------------------------------------------------------------------

      MIXED AND SHARED FUNDING: Shares of the Funds are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

      VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

      - Notify the Contract Owner or Participant of any Fund shareholders' meeting if the shares held for the Contract may be voted;

      - Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

      - Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

      - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

      - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

      Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

      If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.

      During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.

      SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

      We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.

      FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to reinsure the obligations of Hartford under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Hartford for the services provided in respect of the Contracts. Additionally, MassMutual and its affiliates are responsible for marketing and selling the Contracts and for paying sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts. We want you to know that Hartford receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your Plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.25% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. MassMutual expects to make a profit on the amount of the fees and payments that exceed MassMutual's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

      We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on which variable investment options your Plan selects.

      For Example:

           As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the Fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the Fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the Plan's investment in the Fund.

           If the Plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that Fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the Fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per Plan Participant Account invested in the investment option investing in the Fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the Plan's investment in the Fund.

      You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.

      Some of the Sub-Accounts available in the Contract invest in funds that are part of our own and MassMutual affiliated family of funds. In addition to any fees and payments Hartford and MassMutual may receive with respect to those funds, one or more of our and MassMutual affiliates receives compensation from the Funds, including among other things a management fee and 12b-1 fees from the Funds.

      For information on which underlying Funds pay Hartford such fees and at what level, please visit our website at www.massmutual.com/govnp or call 1-800-528-9009. Written information will be provided upon request.


      ENDORSEMENT FEES PAID BY HARTFORD: MassMutual, as administrator for the Hartford Contracts pays fees to the National Association of Police Organizations in exchange for an endorsement. As part of the endorsement, MassMutual is invited to participate in various programs, conferences and meetings offered through the organization in order to allow MassMutual to market its products and services.


      For additional information on the amount of fees and payments made by MassMutual, as administrator for the Hartford Contracts, please call 1-800-528-9009. Written information will be provided upon request.

                           GENERAL ACCOUNT OPTION

      IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

      The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account option are available to our general creditors.

      DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for the calendar quarter in which they are received. We determine the declared interest rate for any quarter. We may change the declared interest rate for any subsequent quarter in our discretion.

      We will guarantee the declared interest rate for any quarter to the end of that calendar year. Any change in the declared interest rate will be declared before the start of the quarter.

      GUARANTEED RATE OF INTEREST: For each subsequent calendar year, we will credit each Contribution with interest at a rate guaranteed for the entire year (the "Guaranteed Interest Rate"). The Guaranteed Interest Rate for a calendar year will be determined at the end of the preceding calendar year. We may, from time to time, credit interest at rates in excess of the Guaranteed Interest Rate.

      DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred Sales Charge and may be deferred or subject to a market value adjustment.

      THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.



                    ADDITIONAL SEPARATE ACCOUNTS OFFERED
                             UNDER THE CONTRACTS

      IMPORTANT INFORMATION YOU SHOULD KNOW: THE CONTRACTS MAY CONTAIN ADDITIONAL SEPARATE ACCOUNTS. THE PORTION OF THE CONTRACT RELATING TO ADDITIONAL SEPARATE ACCOUNTS IS NOT REGISTERED UNDER THE 1933 ACT AND THE ADDITIONAL SEPARATE ACCOUNTS ARE NOT REGISTERED AS INVESTMENT COMPANIES UNDER THE 1940 ACT. NEITHER THE ADDITIONAL SEPARATE ACCOUNTS NOR ANY INTEREST IN THE ADDITIONAL SEPARATE ACCOUNTS IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING ANY OF THE ADDITIONAL SEPARATE ACCOUNTS. THE FOLLOWING DISCLOSURE ABOUT THE ADDITIONAL SEPARATE ACCOUNTS MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF
DISCLOSURE.

      Additional separate accounts may be offered under the Contracts. These separate accounts and their sub-accounts are not described in this Prospectus. Contract fees and charges will generally apply, including contingent deferred sales charges, mortality expense risk and administrative charges, and other charges. These charges may be similar to or different from the fees and charges described in this Prospectus with respect to the Separate Accounts. If additional separate accounts are available under a Contract, you may allocate Contract values to sub-accounts within the additional separate accounts, subject to any restrictions that may apply. Call 1-800-528-9009 for more information on additional separate accounts.

                              CONTRACT CHARGES

      SALES CHARGE: The Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:

      -  the cost of preparing sales literature,

      - commissions and other compensation paid to broker dealers and their registered representatives, and

      -  other promotional and distribution related activities.

      If the Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

      We do not deduct a Sales Charge at the time Contributions are made to the Contract. We may assess a Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Participant Contract Years completed with respect to your Participant Account before the Surrender. For Contracts for which contributions are held under DC-I during the Accumulation Period, the following Sales Charges will be deducted as follows:

                                                                                                                    SALES CHARGE
                                                                                                                   AS A PERCENTAGE
                                                                                                                   OF PARTICIPANT
                                                                                                                    ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                                                                         SURRENDERED
-------------------------------------------------------------------------------------------------------------     ----------------
During the First through the Sixth Year......................................................................           5%
During the Seventh through Eighth Year.......................................................................           4%
During the Ninth through Tenth Year..........................................................................           3%
During the Eleventh through Twelfth Year.....................................................................           2%
Thirteenth Year and thereafter...............................................................................           0%

      For Contracts for which contributions are held under DC-II during the Accumulation Period, the following Sales Charges will be deducted as follows:

                                                                                                                    SALES CHARGE
                                                                                                                   AS A PERCENTAGE
                                                                                                                   OF PARTICIPANT
                                                                                                                    ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                                                                         SURRENDERED
-------------------------------------------------------------------------------------------------------------     ----------------
During the First through the Eighth Year.....................................................................           5%
During the Ninth through Fifteenth Year......................................................................           3%
Sixteenth Year and thereafter................................................................................           0%

      Effective August 1, 2011, the Sales Charge will be removed from the Contracts and we will not assess any Sales Charge when you partially or fully Surrender the Contract.

      We may reduce the amount or term of the Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      When you request a full Surrender, the Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Sales Charge.

      If you request a partial Surrender and ask for a specific dollar amount, the Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

IS THERE EVER A TIME WHEN THE SALES CHARGE DOES NOT APPLY?

      We will waive the Sales Charge for certain Eligible Surrenders. An Eligible Surrender is a withdrawal that is (1) made because of a Qualifying Event and (2) payable directly to the Participant, or if applicable, the Beneficiary. A Qualifying Event is the Participant's:

      - death;

      - financial hardship, as defined in the Plan;

      - severance from employment; or

      - retirement.

      A transfer to a Plan funding vehicle issued by another investment provider is not an Eligible Surrender. The Sales Charge does not apply to a transfer of Contract values from this Contract to another group annuity contract issued by us or one of our affiliates. This waiver may not be available in all states.

      No deduction for the Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a Participant directed investment account under the Plan that you identify and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states or in all Contracts.

      MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The amount of the charge differs between DC-I and DC-II and, with respect to DC-I, depends on the value of the Contract:

                                                                                                            SEPARATE
                                                                                                             ACCOUNT
                                                                                                       -----------------
                                                                                                         DC-I      DC-II
                                                                                                       -------   -------
Annual rate
   (Contract values of $50,000,000 or less):.........................................................   0.90%     1.25%
Annual rate
   (Contract values in excess of $50,000,000):.......................................................   0.75%     1.25%

      We determine a Contract's eligibility for the lower charge in DC-I based on the value of the Contract on the last day of each calendar quarter. We call that day a "Test Date". To be eligible, the value of the Contract must exceed $50,000,000 on two successive Test Dates. A reduction in the mortality and expense risk and administrative charge in DC-I requires a conversion period following a determination of eligibility. The conversion period generally takes up to three months, depending on Contract Owner cooperation during the conversion period.

      The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

      - MORTALITY RISK DURING THE ACCUMULATION PERIOD: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

      - MORTALITY RISK DURING THE ANNUITY PERIOD: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

      - EXPENSE RISK: We also bear an expense risk that the Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

      Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

      We also provide various administrative support services for Plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

      If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

      We may reduce the mortality and expense risk and administrative charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      HIG EMPLOYER SPONSORED IRA: We have issued a Contract to Hartford Fire Insurance Company (a parent company of Hartford) who acts as custodian for the Hartford Insurance Group ("HIG") Employer Sponsored Individual Retirement Account ("HIG IRA"). We do not deduct mortality and expense risk charges from the Separate Account's assets in connection in the HIG IRA; however we make a deduction of 0.15% from the assets of the HIG IRA for certain administration undertakings. All costs of the mortality and expense risk undertakings and the reduction in charges for the administrative undertakings are being assumed by HIG since this plan is only available to HIG employees and is intended to be an additional benefit to eligible HIG employees. The HIG IRA is not unfairly discriminatory against any person, including the affected Contract Owners or Participants, in that the HIG IRA does not affect present or future charges, rights, benefits or contract values.

      ANNUAL MAINTENANCE FEE: The Annual Maintenance Fee is an annual $25 fee that we deduct from each Participant Account on a quarterly basis. The fee compensates us for our administrative services related to maintaining the Contract and the Participant Accounts. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

      PREMIUM TAXES: We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.


      EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to (1) the total number of Participants,
(2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Accounts under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. For Contracts issued for the HIG IRA, experience credits can take the form of a reduction in the deduction for Mortality and Expense Risk and Administrative Charges, a reduction in the term or amount of any applicable Sales Charges, an increase in the rate of interest credited under the Contract, a payment to be allocated as directed by the Contract Owner, or any combination of the foregoing. For all other Contracts, experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable sales charges, a reduction in the term of the annual maintenance fee or transfer fee, or any combination of the following. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors.


      NEGOTIATED CHARGES AND FEES:  The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

      CHARGES OF THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the underlying Funds' prospectuses.

      PLAN RELATED EXPENSES: We can agree with the Contract Owner to be directed to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan related expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include such amounts as an adjustment to the charge for administrative undertakings for a Separate Account.



                                THE CONTRACTS

      THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts. They are designed to fund certain Deferred Compensation Plans established under section 457 of the Code for employees and other eligible service providers of states and their political subdivisions and certain other organizations exempt from taxation. The Contracts may also be issued in connection with certain Qualified Plans, including annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to section 403(b) of the Code. We can also offer contracts in connection with Individual Retirement Annuity Plans under section 408 of the Code.

      For Deferred Compensation Plans established under section 457 of the Code for the benefit of any organization that is exempt from the federal income tax, other than a governmental unit, all amounts of compensation deferred under the Plan, all property and rights purchased with such amounts, and all income attributable to such amounts, property, or rights, remain (until made available to a Participant or other Beneficiary) solely the property and the rights of the Contract Owner (without being restricted to the provision of benefits under the Plan), subject only to the claims of the Contract Owner's general creditors.

      For Deferred Compensation Plans that are Plans established under section 457(b) of the Code by a state, a political subdivision of a state, or any agency or instrumentality of a state or political subdivision of a state after August 20, 1996, the assets and income of the Plan must be held in trust for the exclusive benefit of the Participants and the Beneficiaries of the Plan. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Such Deferred Compensation Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to Deferred Compensation Plans under section 457(f) of the Code.

      It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

      RIGHT TO CANCEL: For individual annuity contracts, if for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee before we can cancel your Contract.

      You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

      The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract.

      PURCHASE OF A CONTRACT: A single group Contract is issued to the Contract Owner, covering all present and future participating employees and other eligible persons providing services to the Employer. The Contracts provide for variable (Separate Account) Contributions and allocations to the General Account during the Accumulation Period. The Contract Owner can direct that a Participant Account be established for each Participant for purposes of determining benefits payable under the Plan.

      CONTRACT RIGHTS AND PRIVILEGES AND ASSIGNMENTS: The Contract belongs to the Contract Owner. However, under certain Deferred Compensation Plans, the Contract Owner must hold the Contract for the exclusive benefit of the Plan's Participants and Beneficiaries. The Contract Owner's rights and privileges may only be exercised in a manner that is consistent with the written Plan adopted by the Contract Owner. Under certain circumstances, the Contract Owner's interest in the Contract may be assigned. However, amounts held under a Contract on behalf of a Participant are nontransferable and cannot be assigned.

      PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

      If your application or other necessary information is incomplete when received, your initial Contribution will be credited to your Participant Account not later than two Valuation Days after the application is made complete. However, if an incomplete application is not made complete within five Valuation Days of its initial receipt, the Contribution will be immediately returned unless we inform the Contract Owner of the delay and the Contract Owner tells us not to return it.

      Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.


      MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

      Yes. If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Accounts. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.


      CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

      During those phases of your Contract when transfers are permissible, you may make transfers between Sub Accounts according to the following policies and procedures, as they may be amended from time to time.


      WHAT IS A SUB-ACCOUNT TRANSFER?

      A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.


      WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

      Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

      In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

      We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

      For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.


      WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT
TRANSFER?

      FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. WE LIMIT EACH PARTICIPANTS TO ONE SUB-ACCOUNT TRANSFER REQUEST EACH VALUATION DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer," however, you cannot transfer the same Participant Account value more than once a Valuation Day.

FOR EXAMPLE:

      - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

      - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

      - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

      - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

      - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a bond fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

      SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

      We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

      The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

      The Contracts provide for a Transfer Fee of $5 that applies to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee.

      We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

      THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:


      FUND TRADING POLICIES

      Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

      We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each underlying Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not to be in good order.

      Fund trading policies do not apply or may be limited. For instance:

      - Certain types of financial intermediaries may not be required to provide us with shareholder information.

      - "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

      - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

      - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs;
        (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.

      POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

      - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

      - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

      - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

      - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.


      HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

      We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.

      Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

      In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

      GENERAL ACCOUNT OPTION TRANSFERS

      You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

      - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

      - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

      In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

      These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

      As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.


      TELEPHONE AND INTERNET TRANSFERS

      Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

      Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

      We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

      Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.

      We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.


      CYBER SECURITY

      The operation of the Contracts is highly dependent upon the effective operation of our computer systems and those of our business partners. These systems are potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the underlying Funds, impact our ability to calculate accumulation unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

      DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under either the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Ultrashort

Bond Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Ultrashort Bond HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at semi-monthly, monthly or quarterly intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

      The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly or quarterly anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, either your General Account value or the value of your Accumulation Units under the Hartford Ultrashort Bond HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.

      Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".


      HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

      Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

      There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

      Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.

      To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

      The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account is calculated by dividing (a) by (b) and multiplying (c) where:

(a) is the net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day.

(b) is the net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day.

(c) is the daily factor representing the mortality and expense risk charge and any applicable administration charge deducted from the Sub-Account, adjusted for the number of days in the Valuation Period, and any other applicable charge.

      We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at www.massmutual.com/govnp.

      HOW ARE THE UNDERLYING FUND SHARES VALUED?

      The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.



                               DEATH BENEFITS

      DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.


      DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

      - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the Termination Value of your Participant Account determined as of the day we receive Due Proof of Death or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders. "Termination Value" means the value of a Participant's Account on any Valuation Day before the Annuity Commencement Date less any applicable Premium Taxes not already deducted and any applicable contingent deferred sales charges.

      - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary will receive the Termination Value of your Participant Account as of the date we receive Due Proof of Death at our Administrative Offices.

      CALCULATION OF THE DEATH BENEFIT: If the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY(IES). DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS.

      If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

      You may apply the death benefit payment to any one of the Annuity payout options under the Separate Account (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (See "How are Contributions made to establish my Annuity Account?").


      DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the computed value.




                            SETTLEMENT PROVISIONS

      IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS
A) ATTAINED AGE 59 1/2, B) SEPARATED FROM SERVICE, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE

SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER AND PARTICIPANTS. THE CONTRACT OWNER AND PARTICIPANTS, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER (SEE "APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS").


      After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, the Contract Owner will have the following options:


    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option (See "Annuity Payout Options"). At any time in the interim, a Contract Owner may Surrender the Participant's Account for a lump sum cash settlement in accordance with 3. below.



    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract (See "Annuity Payout Options").


    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the net Termination Value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable contingent deferred sales charges from the partial Surrender (See "Contract Charges").


    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub- Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (see "The Contracts"). For a more complete description of the restrictions and limitations of this Option (See "Systematic Withdrawal Option").



      CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?


      Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, including holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission;
(b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.



      MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

      Except with respect to Annuity payout Option 5 (on a variable payout), once Annuity payouts have commenced for an Annuitant, no Surrender of the Annuity benefit can be made for the purpose of receiving a partial withdrawal or a lump sum settlement. Any Surrender out of Annuity payout Option 5 will be subject to a Sales Charge, if applicable.


      WHAT ARE ANNUITY RIGHTS?

      Annuity Rights entitle the Contract Owner to have Annuity payments made at the rates set forth in the Contract at the time of issue. Such rates are applicable to all amounts held in a Participant Account during the Accumulation Period which do not exceed a limit of five times the gross Contributions made to that Participant Account during the Accumulation Period. Any amounts in excess of this limit may be applied at Annuity rates then being offered by us.


      HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

      The Contract Owner selects an Annuity Commencement Date, usually between a Participant's 50th and 75th birthdays, and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 75th birthday, or an earlier date if prescribed by applicable law. In the absence of a written election to the contrary, the Annuity Commencement Date will be the first day of the month coinciding with or next following the Participant's 75th birthday.

      The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.

      The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Contract Owner does not elect otherwise, we reserve the right to begin Annuity payouts at age 75 under Option 2 with 120 monthly payments certain. Annuity payouts will depend on the investment allocation of your Participant Account in effect on the Annuity Commencement Date. However, unless required by applicable law, we will not assume responsibility in determining or monitoring minimum distributions beginning at age 70 1/2 (See "Appendix Tax -- Federal Tax Considerations").


      WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

      The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20 we have the right to change the frequency of payment to intervals that will result in payments of at least $20.


      HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

      During the Annuity Period, Contract values and any allowable additional Contributions made by the Contract Owner for the purpose of effecting Annuity payments under the Contract are, based upon the information received from the Contract Owner, applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.

      For Contracts issued to Deferred Compensation Plans, at the end of the Accumulation Period there is an automatic transfer of all DC-I values from the Participant's Account to DC-II to establish an Annuitant's Account with respect to DC-II. Such a transfer is effected by a transfer of ownership of DC-I interests in the underlying securities to DC-II. The value of a Participant's Account that is transferred to DC-II will be without application of any Sales Charges or other expenses, with the exception of charges for any applicable Premium Taxes.


      CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?


      A contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a contract (See "Can a Contract be modified?"). In this context, such modifications would have become effective on or before that anniversary.


      Upon suspension, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.


ANNUITY PAYOUT OPTIONS:

      OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

      OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

     OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

                                         total amount applied under the option
(a)    =                                   at the Annuity Commencement Date
          ---------------------------------------------------------------------------------------------------
                                  Annuity Unit value at the Annuity Commencement Date

(b)    =   number of Annuity Units represented by each        x        number of monthly Annuity payouts made
                   monthly Annuity payout made

     The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

     OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.


     OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one lump sum to the Beneficiary unless other provisions have been made and approved by us.


- Option 5 does not involve life contingencies and does not provide any mortality guarantee.


- Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges (See "Contract Charges").


     UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS BY THE ANNUITANT ARE PERMITTED AFTER ANNUITY PAYOUTS COMMENCE.

     OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

     WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME.


SYSTEMATIC WITHDRAWAL OPTION:

     If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Sales Charge otherwise applicable is waived on SWO payments. Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.


     A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the Contingent Deferred Sales Charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

      We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 (See "Appendix Tax -- Federal Tax Considerations").


      The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.


      HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

      The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

      The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payment is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.


      The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.


      Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

      The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

      The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

      Here is an example of how a Variable Annuity is determined:


                      ILLUSTRATION OF ANNUITY PAYOUTS:
           (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

A.    Net amount applied.............................................................................    $ 139,782.50
B.    Initial monthly income per $1,000 of payment applied...........................................            6.13
C.    Initial monthly payment (A x B / 1,000)........................................................    $     856.87
D.    Annuity Unit Value.............................................................................           3.125
E.    Number of monthly annuity units (C / D)........................................................         274.198
F.    Assume annuity unit value for second month equal to............................................           2.897
G.    Second monthly payment (F x E).................................................................    $     794.35
H.    Assume annuity unit value for third month equal to.............................................           3.415
I.    Third month payment (H x E)....................................................................    $     936.39

      The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                              MORE INFORMATION

      CAN A CONTRACT BE MODIFIED?

      Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.


      On or after the fifth anniversary of any contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the Contingent Deferred Sales Charges which are applicable at the time a Participant's Account is established under a contract, will continue to be applicable.



      We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.



      CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

      We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

      HOW CONTRACTS ARE SOLD -- Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as the principal underwriter for the Contracts. MMLD is a subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.

      MMLD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. The Contracts are sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

      We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

      Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.


      Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract value.



COMMISSIONS


      Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract value. MMLD pays different commissions based on the Contract variation that you buy.


      Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

      Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.


ADDITIONAL PAYMENTS

      Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

      Additional Payments may be used for various purposes, and may take various forms, such as:

      - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

      - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

      - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

      - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

      - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

      - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

      - Occasional meals and entertainment, tickets to sporting events and other gifts.


      As of December 31, 2015, MMLD and its affiliates had contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs:



      Ameriprise Financial Services, Inc., Commonwealth Equity Services, Inc., LPL Financial LLC, Merrill Lynch Life Agency Inc., Merrill Lynch, Pierce, Fenner & Smith, Inc., Morgan Stanley Smith Barney LLC, NFP Advisor Services, LLC, and NFP Insurance Services, Inc.


      Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.


      For the fiscal year ended December 31, 2015, Additional Payments for the Contracts and other group annuity contracts and funding agreements issued in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $2.6 million.



      WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNTS' ASSETS?

      Hartford is the custodian of the Separate Accounts' assets.

      ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE
ACCOUNTS?

      There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


      HOW MAY I GET ADDITIONAL INFORMATION?

      Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:


      MassMutual Retirement Services, LLC
      P.O. Box 1583
      Hartford, CT 06144-1583


      You can also send inquiries to us electronically via the internet through our website at www.massmutual.com/govnp.

      You can find financial statements of the Separate Accounts and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

                 APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS


      WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE
CONTRACTS?

A. GENERAL

      The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

      This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

      THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.


      CIVIL UNIONS & DOMESTIC PARTNERSHIPS. Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as change of ownership or continuation of the contract after death, may be taxable to those individuals. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.



      TAX REPORTING. The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.


B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

      The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

      Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

      For certain types of Contracts, the Internal Revenue Code ("Code") requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not


                                  APP TAX-1
adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

      The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

      - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

      - no more than 70% is represented by any two investments,

      - no more than 80% is represented by any three investments and

      - no more than 90% is represented by any four investments.

      In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

      A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT


      In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The U.S. Tax Court recently followed the IRS position and held that a variable contract owner would be treated for federal tax purposes as the owner of the separate account assets (Webber v. Commissioner, 14 Tax Court No. 17, June 30,
2015). The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts. The distinction between when a variable contract owner will be determined to own the separate account under the analysis of the IRS and the Tax Court can best be illustrated by the following IRS rulings.


      Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

      Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

E. NON-NATURAL PERSONS AS OWNERS

      Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable


                                  APP TAX-2
year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

      - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

      - A contract acquired by the estate of a decedent by reason of such decedent's death,

      - Certain contracts acquired with respect to tax-qualified retirement arrangements,

      - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

      - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

      A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

      Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

      The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. GENERATION SKIPPING TRANSFER TAX

      Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. TAX-QUALIFIED RETIREMENT PLANS

      This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

      The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

      The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options,


                                  APP TAX-3
disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.

      The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

      We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

      In addition to "traditional" IRAs governed by Code Sections 408(a) and
(b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code
Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

      a.  TRADITIONAL IRAS

      Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

      You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

      b.  SEP IRAS

      Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above.


                                  APP TAX-4

Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

      c.  SIMPLE IRAS

      The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

      A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

      If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

      d.  ROTH IRAS

      Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN


      Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($18,000 in 2016) or 100% of the employee's "includible compensation." For participants over age 50, a special additional catch-up provision may be available ($6,000 in 2016). In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as



                                  APP TAX-5
described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

      In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")


      Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($18,000 in 2016) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($6,000 in 2016). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.


      A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

        a.   after the employee reaches age 59 1/2;

        b.   upon the employee's separation from service;

        c.   upon the employee's death or disability;

        d. in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

        e. as a qualified reservist distribution upon certain calls to active duty.

      An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.

      Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.

      Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether


                                  APP TAX-6
a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


      Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, ($18,000 for 2016). The Plan may provide for additional "catch-up" contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($6,000 in 2016); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


      Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

      Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract".

      For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

      In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

      Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.



                                  APP TAX-7

      a.  PENALTY TAXES ON PREMATURE DISTRIBUTIONS

      Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

        (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

        (ii) attributable to the employee's becoming disabled under Code
             Section 72(m)(7);

        (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than
              IRAs) such a series must begin after the employee separates from service;

        (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

        (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

        (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

        (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

      In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

        (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

        (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

        (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

      If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

      For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

      b.  RMDS AND 50% PENALTY TAX

      If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

      An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

        (i)  the calendar year in which the individual attains age 70 1/2, or

        (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

      The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

        (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

        (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

      If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the


                                  APP TAX-8
life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

      If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

      The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

      The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

      In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or "QLAC"), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

      Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

      Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

      Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

      The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

      For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

      By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20%


                                  APP TAX-9
withholding) is transferred to another Plan in a "60-day rollover", the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.

      Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

      Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

      Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

      Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.



                                 APP TAX-10

                          ACCUMULATION UNIT VALUES

        (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

      THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNTS INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.


        MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.15%
            (AS A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)



                                                                       YEAR ENDING DECEMBER 31,
                                                           --------------------------------------------------
SUB-ACCOUNT                                                  2015      2014       2013       2012      2011
------------------------------------------------------------------------------------------------------------------------------------
HIG IRA
HARTFORD BALANCED HLS FUND
Accumulation unit value at beginning of period...........  $ 15.681  $  14.304  $ 11.821  $  10.568  $ 10.391
Accumulation unit value at end of period.................  $ 15.685  $  15.681  $ 14.304  $  11.821  $ 10.568
Number of accumulation units outstanding at end of period
   (in thousands)........................................       166        170       185        187       208
HARTFORD CAPITAL APPRECIATION HLS FUND
Accumulation unit value at beginning of period...........  $ 46.365  $  43.273  $ 31.161  $  26.372  $ 29.811
Accumulation unit value at end of period.................  $ 46.767  $  46.365  $ 43.273  $  31.161  $ 26.372
Number of accumulation units outstanding at end of period
   (in thousands)........................................       217        246       277        331       382
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
Accumulation unit value at beginning of period...........  $  4.144  $   4.318  $  3.558  $   2.964  $  3.451
Accumulation unit value at end of period.................  $  4.216  $   4.144  $  4.318  $   3.558  $  2.964
Number of accumulation units outstanding at end of period
   (in thousands)........................................       363        434       464        475       552
HARTFORD STOCK HLS FUND
Accumulation unit value at beginning of period...........  $ 29.486  $  26.531  $ 20.092  $  17.592  $ 17.813
Accumulation unit value at end of period.................  $ 30.250  $  29.486  $ 26.531  $  20.092  $ 17.592
Number of accumulation units outstanding at end of period
   (in thousands)........................................       135        140       162        190       218
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning of period...........  $ 10.681  $  10.103  $ 10.258  $   9.553  $  8.943
Accumulation unit value at end of period.................  $ 10.603  $  10.681  $ 10.103  $  10.258  $  9.553
Number of accumulation units outstanding at end of period
   (in thousands)........................................       101        119       134        142       159

                                                                       YEAR ENDING DECEMBER 31,
                                                           --------------------------------------------------
SUB-ACCOUNT                                                  2010      2009       2008      2007       2006
------------------------------------------------------------------------------------------------------------------------------------
HIG IRA
HARTFORD BALANCED HLS FUND
Accumulation unit value at beginning of period...........  $  9.281  $  7.134   $ 10.451  $   9.815  $  8.880
Accumulation unit value at end of period.................  $ 10.391  $  9.281   $  7.134  $  10.451  $  9.815
Number of accumulation units outstanding at end of period
   (in thousands)........................................       231       219        240        278       282
HARTFORD CAPITAL APPRECIATION HLS FUND
Accumulation unit value at beginning of period...........  $ 25.627  $ 17.619   $ 32.434  $  27.804  $ 23.878
Accumulation unit value at end of period.................  $ 29.811  $ 25.627   $ 17.619  $  32.434  $ 27.804
Number of accumulation units outstanding at end of period
   (in thousands)........................................       424       448        492        554       611
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
Accumulation unit value at beginning of period...........  $  3.019  $  2.265   $  3.928  $   3.087  $  2.484
Accumulation unit value at end of period.................  $  3.451  $  3.019   $  2.265  $   3.928  $  3.087
Number of accumulation units outstanding at end of period
   (in thousands)........................................       621       615        627        725       717
HARTFORD STOCK HLS FUND
Accumulation unit value at beginning of period...........  $ 15.540  $ 10.996   $ 19.364  $  18.312  $ 15.996
Accumulation unit value at end of period.................  $ 17.813  $ 15.540   $ 10.996  $  19.364  $ 18.312
Number of accumulation units outstanding at end of period
   (in thousands)........................................       241       252        273        330       353
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning of period...........  $  8.330  $  7.254   $  7.864  $   7.525  $  7.191
Accumulation unit value at end of period.................  $  8.943  $  8.330   $  7.254  $   7.864  $  7.525
Number of accumulation units outstanding at end of period
   (in thousands)........................................       167       185        206        230       254



                                   APP I-1

                                                                       YEAR ENDING DECEMBER 31,
                                                           --------------------------------------------------
SUB-ACCOUNT                                                  2015      2014       2013       2012      2011
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
Accumulation unit value at beginning of period...........  $ 11.622  $  11.321  $ 11.532  $  11.138  $ 10.636
Accumulation unit value at end of period.................  $ 11.786  $  11.622  $ 11.321  $  11.532  $ 11.138
Number of accumulation units outstanding at end of period
   (in thousands)........................................        23         23        66         75        47
HARTFORD ULTRASHORT BOND HLS FUND
Accumulation unit value at beginning of period...........  $  3.988  $   3.991  $  3.997  $   4.002  $  4.008
Accumulation unit value at end of period.................  $  3.988  $   3.988  $  3.991  $   3.997  $  4.002
Number of accumulation units outstanding at end of period
   (in thousands)........................................        86         91       121        161       200
HIMCO VIT INDEX FUND
Accumulation unit value at beginning of period...........  $ 10.950  $  10.090  $      -  $       -  $      -
Accumulation unit value at end of period.................  $ 11.050  $  10.950  $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................       179        219         -          -         -

                                                                       YEAR ENDING DECEMBER 31,
                                                           --------------------------------------------------
SUB-ACCOUNT                                                  2010      2009       2008      2007       2006
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
Accumulation unit value at beginning of period...........  $ 10.263  $ 18.251   $ 10.129  $       -  $      -
Accumulation unit value at end of period.................  $ 10.636  $ 10.263   $ 18.251  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        49        49         70          -         -
HARTFORD ULTRASHORT BOND HLS FUND
Accumulation unit value at beginning of period...........  $  4.014  $  4.018   $  3.940  $   3.760  $  3.596
Accumulation unit value at end of period.................  $  4.008  $  4.014   $  4.018  $   3.940  $  3.760
Number of accumulation units outstanding at end of period
   (in thousands)........................................       184       187        250        206       181
HIMCO VIT INDEX FUND
Accumulation unit value at beginning of period...........  $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of period.................  $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -         -          -          -         -



                                   APP I-2

                   APPENDIX I -- ACCUMULATION UNIT VALUES

        (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

      THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNTS INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.


        MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.90%
            (AS A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)



                                                                       YEAR ENDING DECEMBER 31,
                                                           --------------------------------------------------
SUB-ACCOUNT                                                  2015      2014       2013       2012      2011
------------------------------------------------------------------------------------------------------------------------------------
DC-I
CALVERT VP SRI BALANCED PORTFOLIO
Accumulation unit value at beginning of period...........  $  4.988  $   4.592  $  3.927  $   3.585  $  3.460
Accumulation unit value at end of period.................  $  4.835  $   4.988  $  4.592  $   3.927  $  3.585
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1          1         1          1         1
HARTFORD BALANCED HLS FUND
Accumulation unit value at beginning of period...........  $ 11.829  $  10.872  $  9.052  $   8.154  $  8.077
Accumulation unit value at end of period.................  $ 11.743  $  11.829  $ 10.872  $   9.052  $  8.154
Number of accumulation units outstanding at end of period
   (in thousands)........................................        75         77        85         91        94
HARTFORD CAPITAL APPRECIATION HLS FUND
Accumulation unit value at beginning of period...........  $ 35.358  $  33.248  $ 24.122  $  20.568  $ 23.426
Accumulation unit value at end of period.................  $ 35.397  $  35.358  $ 33.248  $  24.122  $ 20.568
Number of accumulation units outstanding at end of period
   (in thousands)........................................        15         15        16         18        18
HARTFORD DIVIDEND AND GROWTH HLS FUND
Accumulation unit value at beginning of period...........  $  6.017  $   5.375  $  4.111  $   3.652  $  3.637
Accumulation unit value at end of period.................  $  5.894  $   6.017  $  5.375  $   4.111  $  3.652
Number of accumulation units outstanding at end of period
   (in thousands)........................................         6          6         8          4         3
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
Accumulation unit value at beginning of period...........  $  3.381  $   3.549  $  2.946  $   2.473  $  2.901
Accumulation unit value at end of period.................  $  3.413  $   3.381  $  3.549  $   2.946  $  2.473
Number of accumulation units outstanding at end of period
   (in thousands)........................................         3          3         3          3        10


                                                                       YEAR ENDING DECEMBER 31,
                                                           --------------------------------------------------
SUB-ACCOUNT                                                  2010      2009       2008      2007       2006
------------------------------------------------------------------------------------------------------------------------------------
DC-I
CALVERT VP SRI BALANCED PORTFOLIO
Accumulation unit value at beginning of period...........  $  3.114  $  2.508   $  3.685  $   3.619  $  3.357
Accumulation unit value at end of period.................  $  3.460  $  3.114   $  2.508  $   3.685  $  3.619
Number of accumulation units outstanding at end of period
   (in thousands)........................................         1         1          2        117       121
HARTFORD BALANCED HLS FUND
Accumulation unit value at beginning of period...........  $  7.268  $  5.629   $  8.309  $   7.862  $  7.166
Accumulation unit value at end of period.................  $  8.077  $  7.268   $  5.629  $   8.309  $  7.862
Number of accumulation units outstanding at end of period
   (in thousands)........................................        94        94         95        557       622
HARTFORD CAPITAL APPRECIATION HLS FUND
Accumulation unit value at beginning of period...........  $ 20.290  $ 14.055   $ 26.067  $  22.514  $ 19.481
Accumulation unit value at end of period.................  $ 23.426  $ 20.290   $ 14.055  $  26.067  $ 22.514
Number of accumulation units outstanding at end of period
   (in thousands)........................................        18        19         20        256       312
HARTFORD DIVIDEND AND GROWTH HLS FUND
Accumulation unit value at beginning of period...........  $  3.242  $  2.623   $  3.918  $   3.652  $  3.061
Accumulation unit value at end of period.................  $  3.637  $  3.242   $  2.623  $   3.918  $  3.652
Number of accumulation units outstanding at end of period
   (in thousands)........................................         3         6         16        270       354
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
Accumulation unit value at beginning of period...........  $  2.557  $  1.933   $  3.377  $   2.674  $  2.168
Accumulation unit value at end of period.................  $  2.901  $  2.557   $  1.933  $   3.377  $  2.674
Number of accumulation units outstanding at end of period
   (in thousands)........................................        15         9         13        531       516




                                   APP I-3

                                                                       YEAR ENDING DECEMBER 31,
                                                           --------------------------------------------------
SUB-ACCOUNT                                                  2015      2014       2013       2012      2011
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
Accumulation unit value at beginning of period...........  $ 32.913  $  29.838  $ 22.766  $  20.083  $ 20.489
Accumulation unit value at end of period.................  $ 33.513  $  32.913  $ 29.838  $  22.766  $ 20.083
Number of accumulation units outstanding at end of period
   (in thousands)........................................         6          6         6          6         6
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning of period...........  $  9.824  $   9.362  $  9.577  $   8.986  $  8.475
Accumulation unit value at end of period.................  $  9.679  $   9.824  $  9.362  $   9.577  $  8.986
Number of accumulation units outstanding at end of period
   (in thousands)........................................         8          8         8          9         9
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
Accumulation unit value at beginning of period...........  $ 11.078  $  10.873  $ 11.159  $  10.858  $ 10.447
Accumulation unit value at end of period.................  $ 11.150  $  11.078  $ 10.873  $  11.159  $ 10.858
Number of accumulation units outstanding at end of period
   (in thousands)........................................        12         13        14         11        11
HARTFORD ULTRASHORT BOND HLS FUND
Accumulation unit value at beginning of period...........  $  3.585  $   3.587  $  3.619  $   3.652  $  3.685
Accumulation unit value at end of period.................  $  3.531  $   3.585  $  3.587  $   3.619  $  3.652
Number of accumulation units outstanding at end of period
   (in thousands)........................................         2          2         2          2         2
HIMCO VIT INDEX FUND
Accumulation unit value at beginning of period...........  $ 10.933  $  10.089  $      -  $       -  $      -
Accumulation unit value at end of period.................  $ 10.950  $  10.933  $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        81          4         -          -         -

                                                                       YEAR ENDING DECEMBER 31,
                                                           --------------------------------------------------
SUB-ACCOUNT                                                  2010      2009       2008      2007       2006
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
Accumulation unit value at beginning of period...........  $ 18.008  $ 12.839   $ 22.780  $  21.705  $ 19.102
Accumulation unit value at end of period.................  $ 20.489  $ 18.008   $ 12.839  $  22.780  $ 21.705
Number of accumulation units outstanding at end of period
   (in thousands)........................................         6         6          6         74        89
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning of period...........  $  7.954  $  6.978   $  7.623  $   7.348  $  7.075
Accumulation unit value at end of period.................  $  8.475  $  7.954   $  6.978  $   7.623  $  7.348
Number of accumulation units outstanding at end of period
   (in thousands)........................................         9        11         12         91       154
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
Accumulation unit value at beginning of period...........  $ 10.156  $  9.913   $ 10.700  $       -  $      -
Accumulation unit value at end of period.................  $ 10.447  $ 10.156   $  9.913  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        15        14         15          -         -
HARTFORD ULTRASHORT BOND HLS FUND
Accumulation unit value at beginning of period...........  $  3.719  $  3.750   $  3.705  $   3.562  $  3.433
Accumulation unit value at end of period.................  $  3.685  $  3.719   $  3.750  $   3.705  $  3.562
Number of accumulation units outstanding at end of period
   (in thousands)........................................        11        11         13        273       115
HIMCO VIT INDEX FUND
Accumulation unit value at beginning of period...........  $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of period.................  $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -         -          -          -         -



                                   APP I-4

                          ACCUMULATION UNIT VALUES

        (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

      THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNTS INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.


        MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 1.25%
            (AS A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)



                                                                       YEAR ENDING DECEMBER 31,
                                                           --------------------------------------------------
SUB-ACCOUNT                                                  2015      2014       2013       2012      2011
------------------------------------------------------------------------------------------------------------------------------------
DC-II
CALVERT VP SRI BALANCED PORTFOLIO
Accumulation unit value at beginning of period...........  $  4.402  $   4.067  $  3.490  $   3.198  $  3.097
Accumulation unit value at end of period.................  $  4.252  $   4.402  $  4.067  $   3.490  $  3.198
Number of accumulation units outstanding at end of period
   (in thousands)........................................        53         61        63         64        77
HARTFORD BALANCED HLS FUND
Accumulation unit value at beginning of period...........  $ 11.121  $  10.258  $  8.571  $   7.747  $  7.701
Accumulation unit value at end of period.................  $ 11.003  $  11.121  $ 10.258  $   8.571  $  7.747
Number of accumulation units outstanding at end of period
   (in thousands)........................................       155        166       180        231       272
HARTFORD CAPITAL APPRECIATION HLS FUND
Accumulation unit value at beginning of period...........  $ 33.213  $  31.341  $ 22.818  $  19.525  $ 22.316
Accumulation unit value at end of period.................  $ 33.134  $  33.213  $ 31.341  $  22.818  $ 19.525
Number of accumulation units outstanding at end of period
   (in thousands)........................................       128        134       161        193       241
HARTFORD DIVIDEND AND GROWTH HLS FUND
Accumulation unit value at beginning of period...........  $  5.633  $   5.050  $  3.876  $   3.455  $  3.453
Accumulation unit value at end of period.................  $  5.499  $   5.633  $  5.050  $   3.876  $  3.455
Number of accumulation units outstanding at end of period
   (in thousands)........................................       232        260       495        475       613
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
Accumulation unit value at beginning of period...........  $  3.166  $   3.335  $  2.778  $   2.340  $  2.755
Accumulation unit value at end of period.................  $  3.185  $   3.166  $  3.335  $   2.778  $  2.340
Number of accumulation units outstanding at end of period
   (in thousands)........................................       202        223       240        253       334


                                                                       YEAR ENDING DECEMBER 31,
                                                           --------------------------------------------------
SUB-ACCOUNT                                                  2010      2009       2008      2007       2006
------------------------------------------------------------------------------------------------------------------------------------
DC-II
CALVERT VP SRI BALANCED PORTFOLIO
Accumulation unit value at beginning of period...........  $  2.797  $  2.267   $  3.339  $   3.443  $  3.156
Accumulation unit value at end of period.................  $  3.097  $  2.797   $  2.267  $   3.339  $  3.443
Number of accumulation units outstanding at end of period
   (in thousands)........................................       114       134        718        803        23
HARTFORD BALANCED HLS FUND
Accumulation unit value at beginning of period...........  $  6.954  $  5.549   $  8.209  $   7.779  $  7.090
Accumulation unit value at end of period.................  $  7.701  $  6.954   $  5.549  $   8.209  $  7.779
Number of accumulation units outstanding at end of period
   (in thousands)........................................       380       408      3,582      4,121     4,326
HARTFORD CAPITAL APPRECIATION HLS FUND
Accumulation unit value at beginning of period...........  $ 19.396  $ 13.992   $ 25.990  $  22.511  $ 19.243
Accumulation unit value at end of period.................  $ 22.316  $ 19.396   $ 13.992  $  25.990  $ 22.511
Number of accumulation units outstanding at end of period
   (in thousands)........................................       319       381      4,765      5,343     5,640
HARTFORD DIVIDEND AND GROWTH HLS FUND
Accumulation unit value at beginning of period...........  $  3.088  $  2.514   $  3.767  $   3.543  $  2.963
Accumulation unit value at end of period.................  $  3.453  $  3.088   $  2.514  $   3.767  $  3.543
Number of accumulation units outstanding at end of period
   (in thousands)........................................       853       771      5,679      6,232     1,514
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
Accumulation unit value at beginning of period...........  $  2.436  $  1.920   $  3.362  $   2.679  $  2.154
Accumulation unit value at end of period.................  $  2.755  $  2.436   $  1.920  $   3.362  $  2.679
Number of accumulation units outstanding at end of period
   (in thousands)........................................       429       529      4,013      4,518     3,856




                                   APP I-5

                                                                       YEAR ENDING DECEMBER 31,
                                                           --------------------------------------------------
SUB-ACCOUNT                                                  2015      2014       2013       2012      2011
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
Accumulation unit value at beginning of period...........  $ 30.840  $  28.056  $ 21.482  $  19.016  $ 19.469
Accumulation unit value at end of period.................  $ 31.292  $  30.840  $ 28.056  $  21.482  $ 19.016
Number of accumulation units outstanding at end of period
   (in thousands)........................................       106        121       149        157       180
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning of period...........  $  9.200  $   8.797  $  9.031  $   8.504  $  8.048
Accumulation unit value at end of period.................  $  9.032  $   9.200  $  8.797  $   9.031  $  8.504
Number of accumulation units outstanding at end of period
   (in thousands)........................................       168        176       190        186       193
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
Accumulation unit value at beginning of period...........  $ 10.835  $  10.671  $ 10.990  $  10.732  $ 10.362
Accumulation unit value at end of period.................  $ 10.867  $  10.835  $ 10.671  $  10.990  $ 10.732
Number of accumulation units outstanding at end of period
   (in thousands)........................................         4          4        29         31        36
HARTFORD ULTRASHORT BOND HLS FUND
Accumulation unit value at beginning of period...........  $  3.328  $   3.366  $  3.408  $   3.451  $  3.495
Accumulation unit value at end of period.................  $  3.291  $   3.328  $  3.366  $   3.408  $  3.451
Number of accumulation units outstanding at end of period
   (in thousands)........................................        41         49        49         56       138
HIMCO VIT INDEX FUND
Accumulation unit value at beginning of period...........  $ 10.925  $  10.090  $      -  $       -  $      -
Accumulation unit value at end of period.................  $ 10.904  $  10.925  $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................       109        116         -          -         -

                                                                       YEAR ENDING DECEMBER 31,
                                                           --------------------------------------------------
SUB-ACCOUNT                                                  2010      2009       2008      2007       2006
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
Accumulation unit value at beginning of period...........  $ 17.172  $ 11.548   $ 20.540  $  20.561  $ 18.169
Accumulation unit value at end of period.................  $ 19.469  $ 17.172   $ 11.548  $  20.540  $ 20.561
Number of accumulation units outstanding at end of period
   (in thousands)........................................       245       283      3,360      3,867     2,203
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning of period...........  $  7.580  $  6.820   $  7.460  $   7.171  $  6.902
Accumulation unit value at end of period.................  $  8.048  $  7.580   $  6.820  $   7.460  $  7.171
Number of accumulation units outstanding at end of period
   (in thousands)........................................       227       255      1,574      1,763     1,362
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
Accumulation unit value at beginning of period...........  $ 10.108  $  9.901   $ 10.030  $       -  $      -
Accumulation unit value at end of period.................  $ 10.362  $ 10.108   $  9.901  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................        41        15        192          -         -
HARTFORD ULTRASHORT BOND HLS FUND
Accumulation unit value at beginning of period...........  $  3.539  $  3.670   $  3.628  $   3.492  $  3.366
Accumulation unit value at end of period.................  $  3.495  $  3.539   $  3.670  $   3.628  $  3.492
Number of accumulation units outstanding at end of period
   (in thousands)........................................       165       201      1,472      1,282     1,011
HIMCO VIT INDEX FUND
Accumulation unit value at beginning of period...........  $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of period.................  $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)........................................         -         -          -          -         -



                                   APP I-6

                                 APPENDIX II
                       ACCUMULATION PERIOD UNDER PRIOR
                               GROUP CONTRACTS

      Where such contracts are no longer being issued, Contract Owners may continue to make Contributions to the contracts subject to the following charges.

A. DEDUCTIONS UNDER THE PRIOR GROUP CONTRACTS FOR SALES EXPENSES, THE MINIMUM DEATH BENEFIT GUARANTEE AND ANY APPLICABLE PREMIUM TAXES.

      Contributions made to a Participant's Individual Account pursuant to the terms of the prior contracts are subject to the following deductions:

                                                                                                               MINIMUM    TOTAL AS %
                                                                          TOTAL          SALES                  DEATH       OF NET
AGGREGATE CONTRIBUTION AMOUNTS TO THE SUB-ACCOUNTS' INVESTED*           DEDUCTION      EXPENSES                BENEFIT      AMOUNT
---------------------------------------------------------------  ----------------  -------------  ---------------------   ----------
DEDUCTIONS                                                                                        PORTION REPRESENTING
On the first $2,500............................................          7.00%           6.25%                  .75%        7.53%
On the next $47,500............................................          3.50%           2.75%                  .75%        3.63%
On the next $50,000............................................          2.00%           1.25%                  .75%        2.04%
On the excess over $100,000....................................          1.00%            .25%                  .75%        1.01%


-----------
*     This illustration does not assume the payment of any Premium Taxes.

      Under the schedule of deductions shown above, all amounts contributed on behalf of a Participants Individual Account to the Bond Fund and Stock Fund Sub-Accounts are aggregated to determine if a particular level of deductions has been reached. Thus, if a Contribution has been made on behalf of a Participant's Account in the amount of $100 and total Contributions of $2,450 have already been made on his or her behalf, the first $50 of the payment will be subject to a deduction of 7.00% and the remainder to a percentage of 3.50%.

      Notwithstanding the above, on variable only contracts and on combination fixed and/or variable contracts where the annualized stipulated purchase payments or Contributions with respect to all Participants shall equal or approximate $250,000 at the end of the second anniversary of the contract, the sales and minimum death benefits deduction on the aggregate Contributions up to and including $2,500 with respect to each Participant shall be at the rate of 5% rather than 7%.

      Hartford reserves the right to limit any increase in the Contributions made to a Participant's Individual Account to not more than three times the total Contributions made on behalf of such Participant during the initial 12 consecutive months of the Account's existence under the contract of the present guaranteed deduction rates. Increases in excess of those described will be accepted only with the consent of Hartford and subject to the then current deductions being made for Sales Charges, the Minimum Death Benefit guarantee and mortality and expense undertaking.

      Each contract provides for experience rating of the deduction for sales expenses and/or the Annual Maintenance Fee. In order to experience rate a contract, actual sales costs applicable to a particular contract are determined. If the costs exceed the amounts deducted for such expenses, no additional deduction will be made. If, however, the amounts deducted for such expenses exceed actual costs, Hartford, in its discretion, may allocate all, a portion, or none of such excess as an experience rating credit. If such an allocation is made, the experience credit will be made as considered appropriate: (1) by a reduction in the amount deducted from subsequent contributions for sales expenses; (2) by the crediting of a number of additional Accumulation Units or by Annuity Units, as applicable, without deduction of any sales or other expenses therefrom; (3) or by waiver of the Annual Maintenance Fees or by a combination of the above. To date experience rating credits have been provided on certain cases.

B. DEDUCTIONS FOR MORTALITY, EXPENSE RISK AND ADMINISTRATIVE UNDERTAKINGS, ANNUAL CONTRACT FEE AND PREMIUM TAXES.

1. MORTALITY AND EXPENSE RISK UNDERTAKINGS

      Although Variable Annuity payments made under the contracts will vary in accordance with the investment performance of the Fund shares, the payments will not be affected by (a) Hartford's actual expenses, if greater than the deductions provided for in the contracts, or (b) Hartford's actual mortality experience among Annuitants after retirement because of the expense and mortality undertakings by Hartford.



                                  APP II-1

      In providing an expense undertaking, Hartford assumes the risk that the deductions for sales expenses, the Annual Maintenance Fee and the Minimum Death Benefit during the Accumulation Period may be insufficient to cover the actual costs of providing such items.

      The mortality undertaking provided by Hartford under the contracts, assuming the selection of one of the forms of life annuities, is to make monthly annuity payments (determined in accordance with the annuity tables and other provisions contained in the contract) to Contract Owners or Annuitant's Accounts regardless of how long an Annuitant may live and regardless of how long all Annuitants as a group may live. This undertaking assures a Contract Owner that neither the longevity of an Annuitant nor an improvement in life expectancy will have any adverse effect on the monthly annuity payments the Employees will receive under the contract. It thus relieves the Contract Owner from the risk that Participants in the Plan will outlive the funds accumulated.

      The mortality undertaking is based on Hartford's actuarial determination of expected mortality rates among all Annuitants. If actual experience among Annuitants deviates from Hartford's actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, Hartford must provide amounts from its general funds to fulfill its contract obligations. In that event, a loss will fall on Hartford. Conversely, if longevity among Annuitants is lower than anticipated, a gain will result to Hartford.

      For assuming these risks Hartford makes a minimum daily charge against the value of the average daily assets held under DC-I and DC-II, as appropriate, of 1.25% with respect to the Hartford Total Return Bond HLS Fund, Hartford Stock HLS Fund and Hartford Ultrashort Bond HLS Fund Sub-Accounts where available, on an annual basis. This rate may be periodically increased by Hartford subject to a maximum annual rate of 2.00%. However, no increase will occur unless the Securities and Exchange Commission first approves this increase.

2. ANNUAL MAINTENANCE FEE

      There will be an Annual Maintenance Fee deduction in the amount of $10.00 from the value of each such Participant's Individual Account under the contracts, except as set forth below.

      This fee will be deducted from the value of each such account on the last business day of each calendar year; provided, however, that if the value of a Participant's Individual Account is redeemed in full at any time before the last business day of the each Participant's Contract year, then the Annual Maintenance Fee charge will be deducted from the proceeds of such redemption. No contract fee deduction will be made during the Annuity Payment period under the contracts.

      In the event that the Contributions made on behalf of a Participant are allocated partially to the fixed annuity portion of the Participant's Individual Account and partially to the variable annuity portion of the Participant's Individual Account, then the Annual Maintenance Fee will be deducted first from the value of the fixed annuity portion of the Participant's Individual Account. If the value of the fixed annuity portion of the Participant's Individual Account is insufficient to pay the fee, then any deficit will be deducted from the value of the variable annuity portion of the Participant's Individual Account in the following manner: if there are no accumulation units in the General Account or if their value is less than $10.00, the General Account portion of an account will be made against values held in the Hartford Stock HLS Fund Sub-Account of DC-I. If the Hartford Stock HLS Fund Sub-Account values are insufficient to cover the fee, the fee shall be deducted from the account values held in the Hartford Total Return Bond HLS Fund Sub-Account of DC-I. The fee is not applicable to the Hartford Ultrashort Bond HLS Fund Sub-Account where available. In the even that the Contributions made on behalf of a Participant are allocated partially to the General Account and partially to the Separate Account, the Annual Maintenance Fee will be charged against the Separate Account and General Account on a pro rata basis.

3. PREMIUM TAXES

      A deduction is also made for Premium Taxes, if applicable. On any contract subject to Premium Taxes, the tax will be deducted from Contributions when received, from the proceeds at Surrender, or from the amount applied to effect an annuity at the time annuity payments commence.



                                  APP II-2

This form must be completed for all tax-sheltered annuities.

                   SECTION 403(b)(11) ACKNOWLEDGMENT FORM


      The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

            a.   attained age 59 1/2

            b.   severance from employment

            c.   died, or

            d.   become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:


      MassMutual Retirement Services, LLC
      P.O. Box 1583
      Hartford, CT 06144-1583



Name of Contractholder/Participant
                                         ---------------------------------------


Address
          ----------------------------------------------------------------------


City or Plan/School District
                               -------------------------------------------------


Date
       -------------------------------------------------------------------------

                              TABLE OF CONTENTS
                                     FOR
                     STATEMENT OF ADDITIONAL INFORMATION


SECTION                                                                                                            PAGE
-------------------------------------------------------------------------------------------------------------      -----
GENERAL INFORMATION..........................................................................................          2
   Safekeeping of Assets.....................................................................................          2
   Experts...................................................................................................          2
   Non-Participating.........................................................................................          2
   Misstatement of Age or Sex................................................................................          2
   Principal Underwriter.....................................................................................          2
   Additional Payments.......................................................................................          2
PERFORMANCE RELATED INFORMATION..............................................................................          3
   Total Return for all Sub-Accounts.........................................................................          3
   Yield for Sub-Accounts....................................................................................          3
   Money Market Sub-Accounts.................................................................................          3
   Additional Materials......................................................................................          4
   Performance Comparisons...................................................................................          4
FINANCIAL STATEMENTS.........................................................................................       SA-1

      To obtain a Statement of Additional Information, complete the form below and mail to:


      MassMutual Retirement Services, LLC
      P.O. Box 1583
      Hartford, CT 06144-1583



      Please send the current Statement of Additional Information for HV-1009 to me at the following address:





  ----------------------------------------------------------------------
                                    Name



  ----------------------------------------------------------------------
                                   Address



  ----------------------------------------------------------------------
     City/State                                                Zip Code

                                     PART B

                     STATEMENT OF ADDITIONAL INFORMATION
                       HARTFORD LIFE INSURANCE COMPANY

           DC VARIABLE ACCOUNT-I AND SEPARATE ACCOUNT TWO (DC-II)


                      GROUP VARIABLE ANNUITY CONTRACTS



                                   HV-1009



This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.



To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: MassMutual Retirement Services, LLC, P.O. Box 1583, Hartford, CT 06144-1583.



Date of Prospectus: May 2, 2016
Date of Statement of Additional Information: May 2, 2016


TABLE OF CONTENTS


GENERAL INFORMATION                                                                                                   2
-----------------------------------------------------------------------------------------------------------------------
      Safekeeping of Assets                                                                                           2
-----------------------------------------------------------------------------------------------------------------------
      Experts                                                                                                         2
-----------------------------------------------------------------------------------------------------------------------
      Non-Participating                                                                                               2
-----------------------------------------------------------------------------------------------------------------------
      Misstatement of Age or Sex                                                                                      2
-----------------------------------------------------------------------------------------------------------------------
      Principal Underwriter                                                                                           2
-----------------------------------------------------------------------------------------------------------------------
      Additional Payments                                                                                             2
-----------------------------------------------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                                                                       3
-----------------------------------------------------------------------------------------------------------------------
      Total Return for all Sub-Accounts                                                                               3
-----------------------------------------------------------------------------------------------------------------------
      Yield for Sub-Accounts                                                                                          3
-----------------------------------------------------------------------------------------------------------------------
      Money Market Sub-Accounts                                                                                       3
-----------------------------------------------------------------------------------------------------------------------
      Additional Materials                                                                                            4
-----------------------------------------------------------------------------------------------------------------------
      Performance Comparisons                                                                                         4
-----------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                                                                                               SA-1
-----------------------------------------------------------------------------------------------------------------------

2


                         HARTFORD LIFE INSURANCE COMPANY


------------------------------------------------------------------

                             GENERAL INFORMATION


SAFEKEEPING OF ASSETS


Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying Fund shares held in each of the Sub-Accounts.



EXPERTS


The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, and the statements of assets and liabilities of each of the individual sub-accounts which comprise Hartford Life Insurance Company Separate Account Two as of December 31, 2015, and the related statements of operations for the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the related financial highlights in
Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are included in the Statement of Additional Information which is part of the Registration Statement. The statements of assets and liabilities of each individual sub-accounts which comprise Hartford Life Insurance Company DC Variable Account -- I as of December 31, 2014, and the related statements of operations for the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the related financial highlights in
Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report incorporated herein by reference. Such financial statements are included or incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The Principal business address of Deloitte & Touche LLP is CityPlace I, 33rd floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



The financial statements of Hartford Life Insurance Company DC Variable Account-I as of December 31, 2015 and for the year or period then ended, included in this Statement of Additional Information, have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is One Financial Plaza, 755 Main Street, Hartford, Connecticut
06103.



NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.


MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.


PRINCIPAL UNDERWRITER

Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.


MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Accounts. For 2015, 2014, and 2013, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.




ADDITIONAL PAYMENTS



As of December 31, 2015, MMLD (or its affiliates) paid Additional Payments to the Financial Intermediaries listed in the Prospectus pursuant to contractual arrangements to make Additional Payments.

HARTFORD LIFE INSURANCE COMPANY


3


------------------------------------------------------------------

                       PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.


TOTAL RETURN FOR ALL SUB-ACCOUNTS


When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for any applicable Mortality and Expense Risk and Administrative Charge, the highest possible Contingent Deferred Sales Charge, and the Annual Maintenance Fee.


The formula Hartford uses to calculate standardized total return is P(1+T)^(n) = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.


In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying Fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the Contingent Deferred Sales Charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.



YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.


The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd + 1)^(6) - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying Fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.



MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.


Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying Fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.


The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

4


                         HARTFORD LIFE INSURANCE COMPANY


------------------------------------------------------------------
Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

          EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)^(365/7)] - 1.


ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.


PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


  THE CONTRACT OWNERS OF
  HARTFORD LIFE INSURANCE COMPANY DC VARIABLE ACCOUNT -- I:
--------------------------------------------------------------------------------


We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company DC Variable Account -- I (comprised of the Sub-Accounts listed in Note 1) (collectively, "the Separate Account") as of December 31, 2015, and the related statements of operations, changes in net assets and financial highlights for the year or period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying statements of changes in net assets of each of the individual Sub-Accounts which comprise Hartford Life Insurance Company DC Variable Account -- I for the year or period ended December 31, 2014, and the related financial highlights for each of the years or periods in the four-year period then ended, were audited by other auditors whose report thereon dated April 28, 2015, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company DC Variable Account -- I as of December 31, 2015, and the related statements of operations, changes in net assets and financial highlights for the year or period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP
Hartford, CT
April 27, 2016



--------------------------------------------------------------------------------
                                    SA-1

DC VARIABLE ACCOUNT - ONE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES
  DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                              AB VPS                                                  FIDELITY(R) VIP
                                           INTERNATIONAL      AMERICAN FUNDS      CALVERT VP SRI       CONTRAFUND(R)
                                          VALUE PORTFOLIO       GROWTH FUND     BALANCED PORTFOLIO       PORTFOLIO
                                          SUB-ACCOUNT (1)       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................                  --                 270              32,779               1,588
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           32,665  $           16,952  $           64,620  $           48,114
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $           27,319  $           18,259  $           70,897  $           53,851
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                   1                   1                   1                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              27,320              18,260              70,898              53,852
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                   7                   1                   4                   4
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                  --                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                   7                   1                   4                   4
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           27,313  $           18,259  $           70,894  $           53,848
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               3,358               1,063              14,663               3,067
   Minimum unit fair value #*.........  $         8.133659  $        17.179968  $         4.834770  $        17.557643
   Maximum unit fair value #*.........  $         8.133659  $        17.179968  $         4.834770  $        17.557643
   Contract liablility................  $           27,313  $           18,259  $           70,894  $           53,848

                                                                                                         HARTFORD
                                          FIDELITY(R) VIP                            HARTFORD              TOTAL
                                         FUNDSMANAGER 50%        FRANKLIN            BALANCED           RETURN BOND
                                             PORTFOLIO        INCOME VIP FUND        HLS FUND            HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               1,735               1,146              25,078              13,361
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           18,235  $           18,541  $        1,012,113  $          239,907
                                        ==================  ==================  ==================  ==================
     Market Value.....................  $           20,503  $           16,277  $        1,549,198  $          223,014
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                  --                   1                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              20,503              16,278           1,549,199             223,014
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                   9                   8                  --                   6
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                  --                  --                   1                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                   9                   8                   1                   7
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           20,494  $           16,270  $        1,549,198  $          223,007
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               1,117               1,094             131,914              23,040
   Minimum unit fair value #*.........  $        18.346250  $        14.874050  $        11.743970  $         9.679000
   Maximum unit fair value #*.........  $        18.346250  $        14.874050  $        11.743970  $         9.679000
   Contract liablility................  $           20,494  $           16,270  $        1,549,198  $          223,007

                                             HARTFORD            HARTFORD
                                              CAPITAL            DIVIDEND
                                           APPRECIATION         AND GROWTH
                                             HLS FUND            HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              80,171               40,797
                                        ==================  ===================
     Cost.............................  $        4,168,268  $           910,370
                                        ==================  ===================
     Market Value.....................  $        4,109,995  $           936,555
   Due from Sponsor Company...........                  --                   --
   Receivable from fund shares sold...               4,333                2,054
   Other assets.......................                   1                    1
                                        ------------------  -------------------
   Total assets.......................           4,114,329              938,610
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................               4,333                2,056
   Payable for fund shares purchased..                  --                   --
   Other liabilities..................                  --                    1
                                        ------------------  -------------------
   Total liabilities..................               4,333                2,057
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        4,109,996  $           936,553
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             116,110              158,902
   Minimum unit fair value #*.........  $        35.397560  $          5.893910
   Maximum unit fair value #*.........  $        35.397560  $          5.893910
   Contract liablility................  $        4,109,996  $           936,553

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(1) Formerly AllianceBernstein VPS International Value Fund. Change effective January 20, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-2

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-3

DC VARIABLE ACCOUNT - ONE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                              HARTFORD             HARTFORD
                                               GROWTH            INTERNATIONAL         HARTFORD             HARTFORD
                                            OPPORTUNITIES        OPPORTUNITIES      ULTRASHORT BOND      SMALLCAP GROWTH
                                              HLS FUND             HLS FUND            HLS FUND             HLS FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                        -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................                5,613               15,829               13,118                2,974
                                        ===================  ===================  ===================  ===================
     Cost.............................  $           224,130  $           198,955  $           138,381  $            87,212
                                        ===================  ===================  ===================  ===================
     Market Value.....................  $           195,660  $           236,111  $           138,193  $            74,145
   Due from Sponsor Company...........                   --                   --                   --                   --
   Receivable from fund shares sold...                   --                   --                   --                   --
   Other assets.......................                   --                    1                                         1
                                        -------------------  -------------------  -------------------  -------------------
   Total assets.......................              195,660              236,112              138,193               74,146
                                        -------------------  -------------------  -------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                   --                    6                   19                    6
   Payable for fund shares purchased..                   --                   --                   --                   --
   Other liabilities..................                   --                    1                    1                    1
                                        -------------------  -------------------  -------------------  -------------------
   Total liabilities..................                   --                    7                   20                    7
                                        -------------------  -------------------  -------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $           195,660  $           236,105  $           138,173  $            74,139
                                        ===================  ===================  ===================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               15,490               69,170               39,130                3,958
   Minimum unit fair value #*.........  $         12.631200  $          3.413410  $          3.531120  $         18.730800
   Maximum unit fair value #*.........  $         12.631200  $          3.413410  $          3.531120  $         18.730800
   Contract liablility................  $           195,660  $           236,105  $           138,173  $            74,139

                                                                    HARTFORD
                                              HARTFORD           U.S. GOVERNMENT          UIF U.S.           INVESCO V.I.
                                                STOCK              SECURITIES            REAL ESTATE          EQUITY AND
                                              HLS FUND              HLS FUND              PORTFOLIO           INCOME FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                        --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................                23,657               13,130                   252                  310
                                        ====================  ====================  ===================  ===================
     Cost.............................   $         1,163,462   $           138,581   $            5,065   $            4,931
                                        ====================  ====================  ===================  ===================
     Market Value.....................   $         1,714,097   $           135,764   $            5,074   $            5,017
   Due from Sponsor Company...........                    --                   --                    --                   --
   Receivable from fund shares sold...                   944                   --                    --                   --
   Other assets.......................                    --                   --                     1                    1
                                        --------------------  --------------------  -------------------  -------------------
   Total assets.......................             1,715,041              135,764                 5,075                5,018
                                        --------------------  --------------------  -------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                   944                                          5                    7
   Payable for fund shares purchased..                    --                   --                    --                   --
   Other liabilities..................                     2                    1                     1                    1
                                        --------------------  --------------------  -------------------  -------------------
   Total liabilities..................                   946                    1                     6                    8
                                        --------------------  --------------------  -------------------  -------------------

NET ASSETS:
   For contract liabilities...........   $         1,714,095   $          135,763    $            5,069   $            5,010
                                        ====================  ====================  ===================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                51,146               12,175                   310                  307
   Minimum unit fair value #*.........   $         33.513660   $        11.150890    $        16.352340   $        16.319510
   Maximum unit fair value #*.........   $         33.513660   $        11.150890    $        16.352340   $        16.319510
   Contract liablility................   $         1,714,095   $          135,763    $            5,069   $            5,010


                                             UIF MID CAP          OPPENHEIMER
                                               GROWTH               GLOBAL
                                              PORTFOLIO             FUND/VA
                                             SUB-ACCOUNT          SUB-ACCOUNT
                                        -------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................                3,257                1,394
                                        ===================  ===================
     Cost.............................  $            42,629  $            55,135
                                        ===================  ===================
     Market Value.....................  $            32,078  $            52,402
   Due from Sponsor Company...........                   --                   --
   Receivable from fund shares sold...                   --                   --
   Other assets.......................                    1                    1
                                        -------------------  -------------------
   Total assets.......................               32,079               52,403
                                        -------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                    2                    4
   Payable for fund shares purchased..                   --                   --
   Other liabilities..................                    1
                                        -------------------  -------------------
   Total liabilities..................                    3                    4
                                        -------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $            32,076  $            52,399
                                        ===================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                1,940                3,451
   Minimum unit fair value #*.........  $         16.536400  $         15.183920
   Maximum unit fair value #*.........  $         16.536400  $         15.183920
   Contract liablility................  $            32,076  $            52,399

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-4

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-5

DC VARIABLE ACCOUNT - ONE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                        PIONEER
                                             PUTNAM VT             PIMCO VIT            MID CAP              ROYCE
                                             SMALL CAP            REAL RETURN          VALUE VCT           SMALL-CAP
                                            VALUE FUND             PORTFOLIO           PORTFOLIO           PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        -------------------  -------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................                1,411                3,841               1,008               4,074
                                        ===================  ===================  ==================  ==================
     Cost.............................  $            22,889   $           54,300  $           21,652  $           46,017
                                        ===================  ===================  ==================  ==================
     Market Value.....................  $            19,741   $           45,822  $           18,843  $           34,341
   Due from Sponsor Company...........                   --                   --                  --                  --
   Receivable from fund shares sold...                   --                   --                  --                  --
   Other assets.......................                   --                    1                  --                   2
                                        -------------------  -------------------  ------------------  ------------------
   Total assets.......................               19,741               45,823              18,843              34,343
                                        -------------------  -------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                    5                    1                   5                   9
   Payable for fund shares purchased..                   --                   --                  --                  --
   Other liabilities..................                   --                   --                   2                  --
                                        -------------------  -------------------  ------------------  ------------------
   Total liabilities..................                    5                    1                   7                   9
                                        -------------------  -------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $            19,736   $           45,822  $           18,836  $           34,334
                                        ===================  ===================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                1,487                3,317               1,242               2,314
   Minimum unit fair value #*.........  $         13.269050   $        13.815080  $        15.167550  $        14.835750
   Maximum unit fair value #*.........  $         13.269050   $        13.815080  $        15.167550  $        14.835750
   Contract liablility................  $            19,736   $           45,822  $           18,836  $           34,334

                                              VICTORY
                                             VARIABLE
                                             INSURANCE
                                            DIVERSIFIED          INVESCO V.I.          HIMCO VIT
                                            STOCK FUND           COMSTOCK FUND        INDEX FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                        -------------------  -------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................                  252                1,047              21,653
                                        ===================  ===================  ==================
     Cost.............................  $             3,016   $           15,179  $          856,812
                                        ===================  ===================  ==================
     Market Value.....................  $             3,208   $           18,330  $          932,241
   Due from Sponsor Company...........                   --                   --                  --
   Receivable from fund shares sold...                   --                   --                  --
   Other assets.......................                    1                   --                   1
                                        -------------------  -------------------  ------------------
   Total assets.......................                3,209               18,330             932,242
                                        -------------------  -------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                    4                    9                   1
   Payable for fund shares purchased..                   --                   --                  --
   Other liabilities..................                   --                    1                  --
                                        -------------------  -------------------  ------------------
   Total liabilities..................                    4                   10                   1
                                        -------------------  -------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $             3,205   $           18,320  $          932,241
                                        ===================  ===================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                  213                1,172              85,129
   Minimum unit fair value #*.........  $         15.067900   $        15.636590  $        10.950890
   Maximum unit fair value #*.........  $         15.067900   $        15.636590  $        10.950890
   Contract liablility................  $             3,205   $           18,320  $          932,241

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-6

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-7

DC VARIABLE ACCOUNT - ONE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                               AB VPS
                                                                            INTERNATIONAL       AMERICAN FUNDS
                                                                           VALUE PORTFOLIO        GROWTH FUND
                                                                           SUB-ACCOUNT (2)        SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              660   $              119
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................                (261)                (174)
                                                                         -------------------  -------------------
     Net Investment income (loss)......................................                 399                  (55)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                (390)                 108
   Net realized gain distributions.....................................                  --                3,999
   Change in unrealized appreciation (depreciation) during the period..                 489               (2,981)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................                  99                1,126
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $              498   $            1,071
                                                                         ===================  ===================


                                                                                                FIDELITY(R) VIP
                                                                           CALVERT VP SRI        CONTRAFUND(R)
                                                                         BALANCED PORTFOLIO        PORTFOLIO
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $              86    $             593
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................                (678)                (603)
                                                                         -------------------  -------------------
     Net Investment income (loss)......................................                (592)                 (10)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               1,379                1,796
   Net realized gain distributions.....................................                 309                6,202
   Change in unrealized appreciation (depreciation) during the period..              (3,226)              (8,567)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................              (1,538)                (569)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $          (2,130)   $            (579)
                                                                         ===================  ===================


                                                                          FIDELITY(R) VIP     FIDELITY(R) VIP
                                                                         FUNDSMANAGER 50%    FUNDSMANAGER 85%         FRANKLIN
                                                                             PORTFOLIO           PORTFOLIO         INCOME VIP FUND
                                                                            SUB-ACCOUNT       SUB-ACCOUNT (1)        SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $             204   $              --   $           2,133
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................               (188)                 (5)               (336)
                                                                         ------------------  ------------------  ------------------
     Net Investment income (loss)......................................                 16                  (5)              1,797
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 27                  (9)             (3,443)
   Net realized gain distributions.....................................                700                 121                  --
   Change in unrealized appreciation (depreciation) during the period..               (931)                (20)             (1,615)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................               (204)                 92              (5,058)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $            (188)  $              87   $          (3,261)
                                                                         ==================  ==================  ==================

                                                                                                   HARTFORD
                                                                              HARTFORD               TOTAL
                                                                              BALANCED            RETURN BOND
                                                                              HLS FUND             HLS FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           30,141   $            7,017
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (14,781)              (2,554)
                                                                         -------------------  -------------------
     Net Investment income (loss)......................................              15,360                4,463
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              37,271               (6,749)
   Net realized gain distributions.....................................                  --                5,484
   Change in unrealized appreciation (depreciation) during the period..             (63,913)              (6,895)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................             (26,642)              (8,160)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          (11,282)  $           (3,697)
                                                                         ===================  ===================

                                                                              HARTFORD
                                                                               CAPITAL
                                                                            APPRECIATION
                                                                              HLS FUND
                                                                             SUB-ACCOUNT
                                                                         -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           38,206
                                                                         -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (39,717)
                                                                         -------------------
     Net Investment income (loss)......................................              (1,511)
                                                                         -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              62,852
   Net realized gain distributions.....................................             822,406
   Change in unrealized appreciation (depreciation) during the period..            (866,843)
                                                                         -------------------
     Net gain (loss) on investments....................................              18,415
                                                                         -------------------
     Net increase (decrease) in net assets resulting from operations...  $           16,904
                                                                         ===================

(1)   Not funded as of December 31, 2015.

(2) Formerly AllianceBernstein VPS International Value Fund. Change effective January 20, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-8

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-9

DC VARIABLE ACCOUNT - ONE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                             HARTFORD             HARTFORD             HARTFORD
                                                                             DIVIDEND              GROWTH            INTERNATIONAL
                                                                            AND GROWTH          OPPORTUNITIES        OPPORTUNITIES
                                                                             HLS FUND             HLS FUND             HLS FUND
                                                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  -------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $          17,893    $             248   $           4,014
                                                                         ------------------  -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (9,196)              (1,809)             (2,500)
                                                                         ------------------  -------------------  ------------------
     Net Investment income (loss)......................................              8,697               (1,561)              1,514
                                                                         ------------------  -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             16,300               (4,674)             17,879
   Net realized gain distributions.....................................            141,130               39,071                  --
   Change in unrealized appreciation (depreciation) during the period..           (184,804)             (12,843)            (17,236)
                                                                         ------------------  -------------------  ------------------
     Net gain (loss) on investments....................................            (27,374)              21,554                 643
                                                                         ------------------  -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $         (18,677)   $          19,993   $           2,157
                                                                         ==================  ===================  ==================


                                                                              HARTFORD           HARTFORD             HARTFORD
                                                                           ULTRASHORT BOND    SMALLCAP GROWTH           STOCK
                                                                              HLS FUND           HLS FUND             HLS FUND
                                                                             SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                                                                         ------------------  ------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................  $             435   $              63    $          31,718
                                                                         ------------------  ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................             (1,287)               (979)             (15,968)
                                                                         ------------------  ------------------  -------------------
     Net Investment income (loss)......................................               (852)               (916)              15,750
                                                                         ------------------  ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                 60               1,749               48,248
   Net realized gain distributions.....................................                 13               8,303                   --
   Change in unrealized appreciation (depreciation) during the period..               (306)             (2,855)             (31,309)
                                                                         ------------------  ------------------  -------------------
     Net gain (loss) on investments....................................               (233)              7,197               16,939
                                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...  $          (1,085)  $           6,281    $          32,689
                                                                         ==================  ==================  ===================

                                                                              HARTFORD
                                                                           U.S. GOVERNMENT        UIF U.S.         INVESCO V.I.
                                                                             SECURITIES          REAL ESTATE        EQUITY AND
                                                                              HLS FUND            PORTFOLIO         INCOME FUND
                                                                             SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $           2,517   $              58   $             121
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................             (1,273)               (223)                (52)
                                                                         ------------------  ------------------  ------------------
     Net Investment income (loss)......................................              1,244                (165)                 69
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................               (121)             (2,165)                519
   Net realized gain distributions.....................................                 --                  --                 468
   Change in unrealized appreciation (depreciation) during the period..               (150)             (1,430)             (1,243)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................               (271)             (3,595)               (256)
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $             973   $          (3,760)  $            (187)
                                                                         ==================  ==================  ==================


                                                                              UIF MID
                                                                            CAP GROWTH
                                                                             PORTFOLIO
                                                                            SUB-ACCOUNT
                                                                         ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              --
                                                                         ------------------

EXPENSES:
   Mortality and expense risk charges..................................               (514)
                                                                         ------------------
     Net Investment income (loss)......................................               (514)
                                                                         ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................             (4,308)
   Net realized gain distributions.....................................              5,921
   Change in unrealized appreciation (depreciation) during the period..                423
                                                                         ------------------
     Net gain (loss) on investments....................................              2,036
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations...  $           1,522
                                                                         ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-10

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-11

DC VARIABLE ACCOUNT - ONE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONCLUDED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------




                                                                             OPPENHEIMER           PUTNAM VT
                                                                               GLOBAL              SMALL CAP
                                                                               FUND/VA            VALUE FUND
                                                                             SUB-ACCOUNT          SUB-ACCOUNT
                                                                         -------------------  -------------------
INVESTMENT INCOME:
   Dividends...........................................................   $             600   $              172
                                                                         -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..................................                (554)                (186)
                                                                         -------------------  -------------------
     Net Investment income (loss)......................................                  46                  (14)
                                                                         -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                (626)                 (15)
   Net realized gain distributions.....................................               3,696                2,288
   Change in unrealized appreciation (depreciation) during the period..              (3,368)              (3,319)
                                                                         -------------------  -------------------
     Net gain (loss) on investments....................................                (298)              (1,046)
                                                                         -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...   $            (252)  $           (1,060)
                                                                         ===================  ===================


                                                                                                    PIONEER
                                                                              PIMCO VIT             MID CAP              ROYCE
                                                                             REAL RETURN           VALUE VCT           SMALL-CAP
                                                                              PORTFOLIO            PORTFOLIO           PORTFOLIO
                                                                             SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                                                         -------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $            1,972   $             109   $             282
                                                                         -------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................                (453)               (269)               (365)
                                                                         -------------------  ------------------  ------------------
     Net Investment income (loss)......................................               1,519                (160)                (83)
                                                                         -------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................                (848)              2,426                (115)
   Net realized gain distributions.....................................                  --               2,258               8,115
   Change in unrealized appreciation (depreciation) during the period..              (2,399)             (4,379)            (13,141)
                                                                         -------------------  ------------------  ------------------
     Net gain (loss) on investments....................................              (3,247)                305              (5,141)
                                                                         -------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $           (1,728)  $             145   $          (5,224)
                                                                         ===================  ==================  ==================

                                                                               VICTORY
                                                                              VARIABLE
                                                                              INSURANCE
                                                                             DIVERSIFIED       INVESCO V.I.          HIMCO VIT
                                                                             STOCK FUND        COMSTOCK FUND        INDEX FUND
                                                                             SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                                                         ------------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends...........................................................  $              73   $             327   $           3,584
                                                                         ------------------  ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..................................               (139)               (174)             (9,217)
                                                                         ------------------  ------------------  ------------------
     Net Investment income (loss)......................................                (66)                153              (5,633)
                                                                         ------------------  ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...................              3,216                  41              13,789
   Net realized gain distributions.....................................                410                  54              11,983
   Change in unrealized appreciation (depreciation) during the period..             (4,345)             (1,634)            (16,602)
                                                                         ------------------  ------------------  ------------------
     Net gain (loss) on investments....................................               (719)             (1,539)              9,170
                                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...  $            (785)  $          (1,386)  $           3,537
                                                                         ==================  ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-12

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-13

DC VARIABLE ACCOUNT - ONE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                   AB VPS
                                                                                INTERNATIONAL      AMERICAN FUNDS
                                                                               VALUE PORTFOLIO       GROWTH FUND
                                                                               SUB-ACCOUNT (2)       SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $             399   $              (55)
   Net realized gain (loss) on security transactions.......................               (390)                 108
   Net realized gain distributions.........................................                 --                3,999
   Change in unrealized appreciation (depreciation) during the period......                489               (2,981)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                498                1,071
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                137                  137
   Net transfers...........................................................                230                   --
   Surrenders for benefit payments and fees................................             (1,065)              (1,481)
   Other transactions......................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..               (698)              (1,344)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................               (200)                (273)

NET ASSETS:
   Beginning of period.....................................................             27,513               18,532
                                                                             ------------------  -------------------
   End of period...........................................................  $          27,313   $           18,259
                                                                             ==================  ===================


                                                                                                    FIDELITY(R) VIP
                                                                               CALVERT VP SRI        CONTRAFUND(R)
                                                                             BALANCED PORTFOLIO        PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $             (592)  $              (10)
   Net realized gain (loss) on security transactions.......................               1,379                1,796
   Net realized gain distributions.........................................                 309                6,202
   Change in unrealized appreciation (depreciation) during the period......              (3,226)              (8,567)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              (2,130)                (579)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               2,320                  348
   Net transfers...........................................................                  --              (15,723)
   Surrenders for benefit payments and fees................................             (12,025)              (1,465)
   Other transactions......................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              (9,705)             (16,840)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             (11,835)             (17,419)

NET ASSETS:
   Beginning of period.....................................................              82,729               71,267
                                                                             -------------------  -------------------
   End of period...........................................................  $           70,894   $           53,848
                                                                             ===================  ===================


                                                                               FIDELITY(R) VIP      FIDELITY(R) VIP
                                                                              FUNDSMANAGER 50%     FUNDSMANAGER 85%
                                                                                  PORTFOLIO            PORTFOLIO
                                                                                 SUB-ACCOUNT        SUB-ACCOUNT (1)
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $               16    $              (5)
   Net realized gain (loss) on security transactions.......................                  27                   (9)
   Net realized gain distributions.........................................                 700                  121
   Change in unrealized appreciation (depreciation) during the period......                (931)                 (20)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                (188)                  87
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                  --                   --
   Net transfers...........................................................                  --               (3,330)
   Surrenders for benefit payments and fees................................                  (8)                  --
   Other transactions......................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..                  (8)              (3,330)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................                (196)              (3,243)

NET ASSETS:
   Beginning of period.....................................................              20,690                3,243
                                                                             -------------------  -------------------
   End of period...........................................................  $           20,494    $              --
                                                                             ===================  ===================


                                                                                                       HARTFORD
                                                                                  FRANKLIN             BALANCED
                                                                               INCOME VIP FUND         HLS FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $           1,797    $          15,360
   Net realized gain (loss) on security transactions.......................              (3,443)              37,271
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......              (1,615)             (63,913)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              (3,261)             (11,282)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 137                6,280
   Net transfers...........................................................             (26,693)             (18,904)
   Surrenders for benefit payments and fees................................              (1,123)            (123,426)
   Other transactions......................................................                  --                    1
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (27,679)            (136,049)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             (30,940)            (147,331)

NET ASSETS:
   Beginning of period.....................................................              47,210            1,696,529
                                                                             -------------------  -------------------
   End of period...........................................................   $          16,270    $       1,549,198
                                                                             ===================  ===================

                                                                                 HARTFORD            HARTFORD
                                                                                   TOTAL              CAPITAL
                                                                                RETURN BOND        APPRECIATION
                                                                                 HLS FUND            HLS FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $           4,463   $          (1,511)
   Net realized gain (loss) on security transactions.......................             (6,749)             62,852
   Net realized gain distributions.........................................              5,484             822,406
   Change in unrealized appreciation (depreciation) during the period......             (6,895)           (866,843)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             (3,697)             16,904
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              5,146               8,769
   Net transfers...........................................................                 13             (83,546)
   Surrenders for benefit payments and fees................................           (122,070)           (443,120)
   Other transactions......................................................                 --                 (27)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (116,911)           (517,924)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................           (120,608)           (501,020)

NET ASSETS:
   Beginning of period.....................................................            343,615           4,611,016
                                                                             ------------------  ------------------
   End of period...........................................................  $         223,007   $       4,109,996
                                                                             ==================  ==================

(1)   Not funded as of December 31, 2015.

(2) Formerly AllianceBernstein VPS International Value Fund. Change effective January 20, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-14

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-15

DC VARIABLE ACCOUNT - ONE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                   HARTFORD             HARTFORD
                                                                                   DIVIDEND              GROWTH
                                                                                  AND GROWTH          OPPORTUNITIES
                                                                                   HLS FUND             HLS FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                             --------------------  --------------------
OPERATIONS:
   Net investment income (loss)............................................   $            8,697    $           (1,561)
   Net realized gain (loss) on security transactions.......................               16,300                (4,674)
   Net realized gain distributions.........................................              141,130                39,071
   Change in unrealized appreciation (depreciation) during the period......             (184,804)              (12,843)
                                                                             --------------------  --------------------
   Net increase (decrease) in net assets resulting from operations.........              (18,677)               19,993
                                                                             --------------------  --------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                8,098                    --
   Net transfers...........................................................               (3,638)              (14,359)
   Surrenders for benefit payments and fees................................             (110,108)                  (15)
   Other transactions......................................................                   --                    --
                                                                             --------------------  --------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (105,648)              (14,374)
                                                                             --------------------  --------------------
   Net increase (decrease) in net assets...................................             (124,325)                5,619

NET ASSETS:
   Beginning of period.....................................................            1,060,878               190,041
                                                                             --------------------  --------------------
   End of period...........................................................   $          936,553    $          195,660
                                                                             ====================  ====================

                                                                                  HARTFORD
                                                                                INTERNATIONAL           HARTFORD
                                                                                OPPORTUNITIES        ULTRASHORT BOND
                                                                                  HLS FUND              HLS FUND
                                                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                                                             --------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $            1,514   $             (852)
   Net realized gain (loss) on security transactions.......................               17,879                   60
   Net realized gain distributions.........................................                   --                   13
   Change in unrealized appreciation (depreciation) during the period......              (17,236)                (306)
                                                                             --------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                2,157               (1,085)
                                                                             --------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                1,681               13,841
   Net transfers...........................................................              (25,687)                  --
   Surrenders for benefit payments and fees................................              (29,334)             (20,663)
   Other transactions......................................................                   --                   --
                                                                             --------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              (53,340)              (6,822)
                                                                             --------------------  -------------------
   Net increase (decrease) in net assets...................................              (51,183)              (7,907)

NET ASSETS:
   Beginning of period.....................................................              287,288              146,080
                                                                             --------------------  -------------------
   End of period...........................................................   $          236,105   $          138,173
                                                                             ====================  ===================


                                                                                  HARTFORD             HARTFORD
                                                                               SMALLCAP GROWTH           STOCK
                                                                                  HLS FUND             HLS FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $             (916)   $          15,750
   Net realized gain (loss) on security transactions.......................               1,749               48,248
   Net realized gain distributions.........................................               8,303                   --
   Change in unrealized appreciation (depreciation) during the period......              (2,855)             (31,309)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........               6,281               32,689
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                  35                9,270
   Net transfers...........................................................               3,635               (9,101)
   Surrenders for benefit payments and fees................................            (107,999)            (125,489)
   Other transactions......................................................                  --                  (17)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (104,329)            (125,337)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             (98,048)             (92,648)

NET ASSETS:
   Beginning of period.....................................................             172,187            1,806,743
                                                                             -------------------  -------------------
   End of period...........................................................  $           74,139    $       1,714,095
                                                                             ===================  ===================

                                                                                  HARTFORD
                                                                               U.S. GOVERNMENT         UIF U.S.
                                                                                 SECURITIES           REAL ESTATE
                                                                                  HLS FUND             PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $            1,244   $             (165)
   Net realized gain (loss) on security transactions.......................                (121)              (2,165)
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......                (150)              (1,430)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                 973               (3,760)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               2,749                   --
   Net transfers...........................................................                  --               26,701
   Surrenders for benefit payments and fees................................             (13,478)             (40,821)
   Other transactions......................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (10,729)             (14,120)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              (9,756)             (17,880)

NET ASSETS:
   Beginning of period.....................................................             145,519               22,949
                                                                             -------------------  -------------------
   End of period...........................................................  $          135,763   $            5,069
                                                                             ===================  ===================


                                                                                INVESCO V.I.          UIF MID CAP
                                                                                 EQUITY AND             GROWTH
                                                                                 INCOME FUND           PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $               69   $             (514)
   Net realized gain (loss) on security transactions.......................                 519               (4,308)
   Net realized gain distributions.........................................                 468                5,921
   Change in unrealized appreciation (depreciation) during the period......              (1,243)                 423
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                (187)               1,522
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                  --                   --
   Net transfers...........................................................              (3,274)                 542
   Surrenders for benefit payments and fees................................                  (3)             (97,760)
   Other transactions......................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              (3,277)             (97,218)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              (3,464)             (95,696)

NET ASSETS:
   Beginning of period.....................................................               8,474              127,772
                                                                             -------------------  -------------------
   End of period...........................................................  $            5,010   $           32,076
                                                                             ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-16

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-17

DC VARIABLE ACCOUNT - ONE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------




                                                                                 OPPENHEIMER          PUTNAM VT
                                                                                   GLOBAL             SMALL CAP
                                                                                   FUND/VA           VALUE FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $              46   $              (14)
   Net realized gain (loss) on security transactions.......................               (626)                 (15)
   Net realized gain distributions.........................................              3,696                2,288
   Change in unrealized appreciation (depreciation) during the period......             (3,368)              (3,319)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........               (252)              (1,060)
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                274                   --
   Net transfers...........................................................            (83,625)                  --
   Surrenders for benefit payments and fees................................             (2,667)                  (8)
   Other transactions......................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (86,018)                  (8)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................            (86,270)              (1,068)

NET ASSETS:
   Beginning of period.....................................................            138,669               20,804
                                                                             ------------------  -------------------
   End of period...........................................................  $          52,399   $           19,736
                                                                             ==================  ===================


                                                                                                       PIONEER
                                                                                  PIMCO VIT            MID CAP
                                                                                 REAL RETURN          VALUE VCT
                                                                                  PORTFOLIO           PORTFOLIO
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $           1,519   $            (160)
   Net realized gain (loss) on security transactions.......................                (848)              2,426
   Net realized gain distributions.........................................                  --               2,258
   Change in unrealized appreciation (depreciation) during the period......              (2,399)             (4,379)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........              (1,728)                145
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                  --                  70
   Net transfers...........................................................                  --              42,047
   Surrenders for benefit payments and fees................................              (7,113)            (43,662)
   Other transactions......................................................                  (1)                 --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..              (7,114)             (1,545)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................              (8,842)             (1,400)

NET ASSETS:
   Beginning of period.....................................................              54,664              20,236
                                                                             -------------------  ------------------
   End of period...........................................................   $          45,822   $          18,836
                                                                             ===================  ==================

                                                                                                        VICTORY
                                                                                                       VARIABLE
                                                                                    ROYCE              INSURANCE
                                                                                  SMALL-CAP           DIVERSIFIED
                                                                                  PORTFOLIO           STOCK FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $              (83)   $             (66)
   Net realized gain (loss) on security transactions.......................                (115)               3,216
   Net realized gain distributions.........................................               8,115                  410
   Change in unrealized appreciation (depreciation) during the period......             (13,141)              (4,345)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              (5,224)                (785)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                  35                  274
   Net transfers...........................................................              (3,914)             (13,912)
   Surrenders for benefit payments and fees................................                 (15)              (2,676)
   Other transactions......................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              (3,894)             (16,314)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              (9,118)             (17,099)

NET ASSETS:
   Beginning of period.....................................................              43,452               20,304
                                                                             -------------------  -------------------
   End of period...........................................................  $           34,334    $           3,205
                                                                             ===================  ===================




                                                                                INVESCO V.I.           HIMCO VIT
                                                                                COMSTOCK FUND         INDEX FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $             153   $           (5,633)
   Net realized gain (loss) on security transactions.......................                  41               13,789
   Net realized gain distributions.........................................                  54               11,983
   Change in unrealized appreciation (depreciation) during the period......              (1,634)             (16,602)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              (1,386)               3,537
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                  --                6,572
   Net transfers...........................................................                  --               (3,485)
   Surrenders for benefit payments and fees................................                 (13)            (132,464)
   Other transactions......................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..                 (13)            (129,377)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              (1,399)            (125,840)

NET ASSETS:
   Beginning of period.....................................................              19,719            1,058,081
                                                                             -------------------  -------------------
   End of period...........................................................   $          18,320   $          932,241
                                                                             ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-18

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-19

DC VARIABLE ACCOUNT - ONE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                              ALLIANCEBERNSTEIN
                                                                                INTERNATIONAL       AMERICAN FUNDS
                                                                                 VALUE FUND           GROWTH FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $              729   $              (63)
   Net realized gain (loss) on security transactions.......................                 (61)               3,334
   Net realized gain distributions.........................................                  --                  928
   Change in unrealized appreciation (depreciation) during the period......              (2,806)              (2,674)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              (2,138)               1,525
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 137                  227
   Net transfers...........................................................                 667                 (159)
   Surrenders for benefit payments and fees................................                 (12)              (1,546)
   Other transactions......................................................                  --                    1
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..                 792               (1,477)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              (1,346)                  48

NET ASSETS:
   Beginning of period.....................................................              28,859               18,484
                                                                             -------------------  -------------------
   End of period...........................................................  $           27,513   $           18,532
                                                                             ===================  ===================


                                                                                                    FIDELITY(R) VIP
                                                                               CALVERT VP SRI        CONTRAFUND(R)
                                                                             BALANCED PORTFOLIO        PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $             505    $              75
   Net realized gain (loss) on security transactions.......................               1,904                  829
   Net realized gain distributions.........................................               5,544                1,388
   Change in unrealized appreciation (depreciation) during the period......                (925)               4,600
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........               7,028                6,892
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               2,333                  348
   Net transfers...........................................................                  --                5,514
   Surrenders for benefit payments and fees................................             (12,057)              (4,679)
   Other transactions......................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              (9,724)               1,183
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              (2,696)               8,075

NET ASSETS:
   Beginning of period.....................................................              85,425               63,192
                                                                             -------------------  -------------------
   End of period...........................................................   $          82,729    $          71,267
                                                                             ===================  ===================

                                                                              FIDELITY(R) VIP
                                                                                  FREEDOM         FIDELITY(R) VIP
                                                                                 FUND 2030         FREEDOM 2025
                                                                                 PORTFOLIO           PORTFOLIO
                                                                              SUB-ACCOUNT (1)     SUB-ACCOUNT (1)
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $              (2)  $              (2)
   Net realized gain (loss) on security transactions.......................              1,736               1,586
   Net realized gain distributions.........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period......             (1,871)             (1,694)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........               (137)               (110)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 --                  --
   Net transfers...........................................................                 --                  --
   Surrenders for benefit payments and fees................................            (15,579)            (15,417)
   Other transactions......................................................                 (2)                 --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (15,581)            (15,417)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            (15,718)            (15,527)

NET ASSETS:
   Beginning of period.....................................................             15,718              15,527
                                                                             ------------------  ------------------
   End of period...........................................................  $              --   $              --
                                                                             ==================  ==================


                                                                               FIDELITY(R) VIP     FIDELITY(R) VIP
                                                                              FUNDSMANAGER 50%    FUNDSMANAGER 85%
                                                                                  PORTFOLIO           PORTFOLIO
                                                                                 SUB-ACCOUNT       SUB-ACCOUNT (2)
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $              21   $               15
   Net realized gain (loss) on security transactions.......................                 28                    1
   Net realized gain distributions.........................................                165                   32
   Change in unrealized appreciation (depreciation) during the period......                584                   20
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........                798                   68
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 --                   --
   Net transfers...........................................................                 --                3,175
   Surrenders for benefit payments and fees................................                 (8)                  --
   Other transactions......................................................                 --                   --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..                 (8)               3,175
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................                790                3,243

NET ASSETS:
   Beginning of period.....................................................             19,900                   --
                                                                             ------------------  ------------------
   End of period...........................................................  $          20,690   $            3,243
                                                                             ==================  ==================


                                                                                                       HARTFORD
                                                                                  FRANKLIN             BALANCED
                                                                               INCOME VIP FUND         HLS FUND
                                                                               SUB-ACCOUNT (3)        SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $            2,154   $           13,794
   Net realized gain (loss) on security transactions.......................               3,526               84,992
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......              (2,357)              54,987
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........               3,323              153,773
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 137                7,769
   Net transfers...........................................................                (233)             (12,131)
   Surrenders for benefit payments and fees................................             (28,359)            (352,349)
   Other transactions......................................................                  --                   (1)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (28,455)            (356,712)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             (25,132)            (202,939)

NET ASSETS:
   Beginning of period.....................................................              72,342            1,899,468
                                                                             -------------------  -------------------
   End of period...........................................................  $           47,210   $        1,696,529
                                                                             ===================  ===================

(1)   Not funded as of December 31, 2014.

(2)   Funded as of July 31, 2014.

(3)   Formerly Franklin Income Securities Fund. Change effective May 1, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-20

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-21

DC VARIABLE ACCOUNT - ONE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                    HARTFORD           HARTFORD
                                                                                      TOTAL             CAPITAL
                                                                                   RETURN BOND       APPRECIATION
                                                                                    HLS FUND           HLS FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           8,030   $            (713)
   Net realized gain (loss) on security transactions.........................                (54)            114,291
   Net realized gain distributions...........................................                 --             644,054
   Change in unrealized appreciation (depreciation) during the period........              8,161            (478,116)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             16,137             279,516
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             10,044              11,000
   Net transfers.............................................................                 --            (126,966)
   Surrenders for benefit payments and fees..................................             (6,670)           (223,559)
   Other transactions........................................................                 (1)                 --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              3,373            (339,525)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             19,510             (60,009)

NET ASSETS:
   Beginning of period.......................................................            324,105           4,671,025
                                                                               ------------------  ------------------
   End of period.............................................................  $         343,615   $       4,611,016
                                                                               ==================  ==================

                                                                                    HARTFORD
                                                                                    DIVIDEND           HARTFORD
                                                                                   AND GROWTH           GROWTH
                                                                                    HLS FUND           HLS FUND
                                                                                   SUB-ACCOUNT      SUB-ACCOUNT (4)
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          9,740   $            (586)
   Net realized gain (loss) on security transactions.........................             44,518             (38,418)
   Net realized gain distributions...........................................            125,025              52,456
   Change in unrealized appreciation (depreciation) during the period........            (64,596)            (28,938)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            114,687             (15,486)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              9,251                  --
   Net transfers.............................................................            (71,685)           (155,683)
   Surrenders for benefit payments and fees..................................           (106,601)                (18)
   Other transactions........................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (169,035)           (155,701)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (54,348)           (171,187)

NET ASSETS:
   Beginning of period.......................................................          1,115,226             171,187
                                                                               ------------------  ------------------
   End of period.............................................................   $      1,060,878   $              --
                                                                               ==================  ==================

                                                                                    HARTFORD
                                                                                     GROWTH              HARTFORD
                                                                                  OPPORTUNITIES            INDEX
                                                                                    HLS FUND             HLS FUND
                                                                               SUB-ACCOUNT (4)(5)     SUB-ACCOUNT (6)
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $            (576)  $           7,065
   Net realized gain (loss) on security transactions.........................                 215             207,231
   Net realized gain distributions...........................................              28,818              43,812
   Change in unrealized appreciation (depreciation) during the period........             (15,628)           (230,100)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              12,829              28,008
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                  --              12,254
   Net transfers.............................................................             189,395            (963,479)
   Surrenders for benefit payments and fees..................................             (12,183)            (62,567)
   Other transactions........................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             177,212          (1,013,792)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             190,041            (985,784)

NET ASSETS:
   Beginning of period.......................................................                  --             985,784
                                                                               -------------------  ------------------
   End of period.............................................................   $         190,041   $              --
                                                                               ===================  ==================

                                                                                   HARTFORD
                                                                                 INTERNATIONAL          HARTFORD
                                                                                 OPPORTUNITIES       ULTRASHORT BOND
                                                                                   HLS FUND             HLS FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           3,990    $          (1,250)
   Net realized gain (loss) on security transactions.........................             24,605                    2
   Net realized gain distributions...........................................                 --                   --
   Change in unrealized appreciation (depreciation) during the period........            (48,938)                 118
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            (20,343)              (1,130)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              5,069               16,196
   Net transfers.............................................................            (88,314)                  --
   Surrenders for benefit payments and fees..................................            (30,815)                (569)
   Other transactions........................................................                 --                    1
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (114,060)              15,628
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (134,403)              14,498

NET ASSETS:
   Beginning of period.......................................................            421,691              131,582
                                                                               ------------------  -------------------
   End of period.............................................................  $         287,288    $         146,080
                                                                               ==================  ===================


                                                                                    HARTFORD           HARTFORD
                                                                                 SMALLCAP GROWTH         STOCK
                                                                                    HLS FUND           HLS FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (1,417)  $          16,517
   Net realized gain (loss) on security transactions.........................             12,783              40,003
   Net realized gain distributions...........................................             31,187                  --
   Change in unrealized appreciation (depreciation) during the period........            (43,939)            116,009
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (1,386)            172,529
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                125              11,560
   Net transfers.............................................................            (21,849)             (1,000)
   Surrenders for benefit payments and fees..................................            (14,749)           (149,135)
   Other transactions........................................................                 --                 (22)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (36,473)           (138,597)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (37,859)             33,932

NET ASSETS:
   Beginning of period.......................................................            210,046           1,772,811
                                                                               ------------------  ------------------
   End of period.............................................................  $         172,187   $       1,806,743
                                                                               ==================  ==================

(4) Effective June 23, 2014 Hartford Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

(5)   Funded as of June 23, 2014.

(6) Effective October 20, 2014 Hartford Index HLS Fund merged with HIMCO VIT Index Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-22

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-23

DC VARIABLE ACCOUNT - ONE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                   HARTFORD
                                                                                U.S. GOVERNMENT        UIF U.S.
                                                                                  SECURITIES          REAL ESTATE
                                                                                   HLS FUND            PORTFOLIO
                                                                                  SUB-ACCOUNT       SUB-ACCOUNT (8)
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           1,960   $             (58)
   Net realized gain (loss) on security transactions.........................               (352)               (148)
   Net realized gain distributions...........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period........              1,255               1,439
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              2,863               1,233
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              2,803                  --
   Net transfers.............................................................             (2,781)             21,716
   Surrenders for benefit payments and fees..................................            (12,263)                 --
   Other transactions........................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (12,241)             21,716
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             (9,378)             22,949

NET ASSETS:
   Beginning of period.......................................................            154,897                  --
                                                                               ------------------  ------------------
   End of period.............................................................  $         145,519   $          22,949
                                                                               ==================  ==================



                                                                                  INVESCO V.I.          UIF MID CAP
                                                                                   EQUITY AND             GROWTH
                                                                                   INCOME FUND           PORTFOLIO
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $              73   $          (1,010)
   Net realized gain (loss) on security transactions.........................                  12                 (97)
   Net realized gain distributions...........................................                 401              17,195
   Change in unrealized appreciation (depreciation) during the period........                  (4)            (22,076)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                 482              (5,988)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                  --                  --
   Net transfers.............................................................               3,177              85,528
   Surrenders for benefit payments and fees..................................                  (3)               (635)
   Other transactions........................................................                  (1)                 --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....               3,173              84,893
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................               3,655              78,905

NET ASSETS:
   Beginning of period.......................................................               4,819              48,867
                                                                               -------------------  ------------------
   End of period.............................................................   $           8,474   $         127,772
                                                                               ===================  ==================



                                                                                  OPPENHEIMER          PUTNAM VT
                                                                                    GLOBAL             SMALL CAP
                                                                                    FUND/VA           VALUE FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $               3   $            (110)
   Net realized gain (loss) on security transactions.........................              2,639                 182
   Net realized gain distributions...........................................              5,528               4,667
   Change in unrealized appreciation (depreciation) during the period........             (8,423)             (3,232)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               (253)              1,507
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                274                  --
   Net transfers.............................................................            109,003                (999)
   Surrenders for benefit payments and fees..................................            (17,124)                 (8)
   Other transactions........................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             92,153              (1,007)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             91,900                 500

NET ASSETS:
   Beginning of period.......................................................             46,769              20,304
                                                                               ------------------  ------------------
   End of period.............................................................  $         138,669   $          20,804
                                                                               ==================  ==================


                                                                                                          PIONEER
                                                                                    PIMCO VIT             MID CAP
                                                                                   REAL RETURN           VALUE VCT
                                                                                    PORTFOLIO            PORTFOLIO
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................   $             311    $              44
   Net realized gain (loss) on security transactions.........................                (491)               1,534
   Net realized gain distributions...........................................                  --                5,937
   Change in unrealized appreciation (depreciation) during the period........               1,606               (3,083)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........               1,426                4,432
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                  --                   70
   Net transfers.............................................................               2,339                3,585
   Surrenders for benefit payments and fees..................................              (5,665)             (12,277)
   Other transactions........................................................                   4                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....              (3,322)              (8,622)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................              (1,896)              (4,190)

NET ASSETS:
   Beginning of period.......................................................              56,560               24,426
                                                                               -------------------  -------------------
   End of period.............................................................   $          54,664    $          20,236
                                                                               ===================  ===================

                                                                                                         VICTORY
                                                                                                        VARIABLE
                                                                                      ROYCE             INSURANCE
                                                                                    SMALL-CAP          DIVERSIFIED
                                                                                    PORTFOLIO          STOCK FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (340)  $               1
   Net realized gain (loss) on security transactions.........................             11,054                  29
   Net realized gain distributions...........................................              5,019                  --
   Change in unrealized appreciation (depreciation) during the period........            (15,840)              1,545
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               (107)              1,575
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                 35                 274
   Net transfers.............................................................            (20,647)              3,175
   Surrenders for benefit payments and fees..................................            (10,939)                 (6)
   Other transactions........................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (31,551)              3,443
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (31,658)              5,018

NET ASSETS:
   Beginning of period.......................................................             75,110              15,286
                                                                               ------------------  ------------------
   End of period.............................................................  $          43,452   $          20,304
                                                                               ==================  ==================

(8)   Funded as of July 7, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-24

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-25

DC VARIABLE ACCOUNT - ONE


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
  FOR THE PERIOD ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                               INVESCO V.I.           HIMCO VIT
                                                                                               COMSTOCK FUND         INDEX FUND
                                                                                                SUB-ACCOUNT      SUB-ACCOUNT (6)(7)
                                                                                            -------------------  -------------------
OPERATIONS:
   Net investment income (loss)..........................................................   $               41    $          (1,927)
   Net realized gain (loss) on security transactions.....................................                   39                  168
   Net realized gain distributions.......................................................                   --                   --
   Change in unrealized appreciation (depreciation) during the period....................                1,416               92,031
                                                                                            -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.......................                1,496               90,272
                                                                                            -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.............................................................................                   --                2,358
   Net transfers.........................................................................                3,508              966,655
   Surrenders for benefit payments and fees..............................................                  (13)              (1,204)
   Other transactions....................................................................                   --                   --
                                                                                            -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions................                3,495              967,809
                                                                                            -------------------  -------------------
   Net increase (decrease) in net assets.................................................                4,991            1,058,081

NET ASSETS:
   Beginning of period...................................................................               14,728                   --
                                                                                            -------------------  -------------------
   End of period.........................................................................   $           19,719    $       1,058,081
                                                                                            ===================  ===================

(6) Effective October 20, 2014 Hartford Index HLS Fund merged with HIMCO VIT Index Fund.

(7)   Funded as of October 20, 2014.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-26

DC VARIABLE ACCOUNT - ONE


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


---------------------------------------------------------------------------
I.   ORGANIZATION:

     Separate Account DC Variable Account -- I (the "Account") is a separate investment account established by Hartford Life Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC.

     On January 1, 2013, the Sponsor Company entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (the "Agent for Service") to re-insure the obligations of the Sponsor Company and to provide administration of the Account. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

     The Account is comprised of the following Sub-Accounts: the AB VPS International Value Fund (formerly AllianceBernstein VPS International Value Fund), American Funds Growth Fund, Calvert VP SRI Balanced Portfolio, Fidelity(R) VIP Contrafund(R) Portfolio, Fidelity(R) VIP Freedom Fund 2030 Portfolio*, Fidelity(R) VIP Freedom 2025 Portfolio*, Fidelity(R) VIP FundsManager 50% Portfolio, Fidelity(R) VIP FundsManager 85% Portfolio*, Franklin Income VIP Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford International Opportunities HLS Fund, Hartford UltraShort Bond HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, UIF U.S. Real Estate Portfolio, Invesco V.I. Equity and Income Fund, UIF Mid Cap Growth Portfolio, Oppenheimer Global Fund/VA, Putnam VT Small Cap Value Fund, PIMCO VIT Real Return Portfolio, Pioneer Mid Cap Value VCT Portfolio, Royce Small-Cap Portfolio, Victory Variable Insurance Diversified Stock Fund, Invesco V.I. Comstock Fund, and HIMCO VIT Index Fund.

     * These funds were not funded as of December 31, 2015, and as a result, are not presented in the statements of assets and liabilities.

     The sub-accounts are invested in mutual funds (the "Funds") of the same name.

     If a Fund is subject to a merger by the fund manager, the Sub-account invested in the surviving Fund acquires the net assets of the Sub-Account associated with the merging fund on the date disclosed. These amounts are reflected in the statements of changes in net assets as a net transfer. There were no funds subject to merger in 2015. For financial statement purposes, assets received by the Sub-Account were recorded at fair value in 2014 as follows:


     SURVIVING SUB-ACCOUNT                    ASSETS RECEIVED IN 2014
     ---------------------------------------  -----------------------
     Hartford Growth Opportunities
       HLS Fund.............................         $ 176,801
     HIMCO VIT Index Fund...................           966,654

     Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

     a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain distributions income is accrued as of the ex-dividend date. Net realized gain distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

     b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

     c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.



--------------------------------------------------------------------------------
                                    SA-27

DC VARIABLE ACCOUNT - ONE


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


---------------------------------------------------------------------------
     d) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimate contained within the financial statements are the fair value measurements.

     e) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

     f) FAIR VALUE MEASUREMENTS -- The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2015 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

        Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

        Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

        Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

        In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

        As of December 31, 2015, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2015 and 2014.

3.   ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

     Each Sub-Account is charged certain fees, according to contract terms, as follows:

     a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 0.9% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

     b) TAX EXPENSE CHARGES -- If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account's average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

     c) ANNUAL MAINTENANCE FEES -- An annual maintenance fee up to $18 may be charged. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

     d) TRANSACTION WITH RELATED PARTY -- Hartford Funds Management Company, LLC (HFMC) and Hartford Investment Management Company (HIMCO), affiliates of the Sponsor, provide investment advisory services to the Hartford HLS Funds and HIMCO VIT funds respectively and charge advisory fees at a maximum annual rate of 0.775% and 0.3% respectively of the Funds' average daily net assets. OFI Global Asset Management, Inc., an


--------------------------------------------------------------------------------
                                    SA-28

---------------------------------------------------------------------------
        affiliate of the Agent for Service, provides investment advisor services to the Oppenheimer Funds and charges advisory fees at a maximum annual rate of 0.75% of the Funds' average daily net assets. These fees are deducted from the mutual fund assets and are reflected through a reduction of the mutual fund net asset value.



4.   PURCHASES AND SALES OF INVESTMENTS:

     The cost of purchases and proceeds from sales of investments for the period ended December 31, 2015 were as follows:


                                                                                                             PURCHASES     PROCEEDS
SUB-ACCOUNT                                                                                                   AT COST     FROM SALES
-----------------------------------------------------------------------------------------------------      -----------    ----------
AB VPS International Value Portfolio*................................................................       $    2,005    $    2,307
American Funds Growth Fund...........................................................................            4,244         1,647
Calvert VP SRI Balanced Portfolio....................................................................            2,405        12,402
Fidelity(R) VIP Contrafund(R) Portfolio..............................................................            7,075        17,723
Fidelity(R) VIP FundsManager 50% Portfolio...........................................................              904           192
Fidelity(R) VIP FundsManager 85% Portfolio*..........................................................              122         3,330
Franklin Income VIP Fund.............................................................................            2,259        28,142
Hartford Balanced HLS Fund...........................................................................           32,469       153,159
Hartford Total Return Bond HLS Fund..................................................................           31,245       138,207
Hartford Capital Appreciation HLS Fund...............................................................          885,083       582,112
Hartford Dividend and Growth HLS Fund................................................................          163,279       119,100
Hartford Growth Opportunities HLS Fund...............................................................          132,409       109,282
Hartford International Opportunities HLS Fund........................................................           41,878        93,703
Hartford Ultrashort Bond HLS Fund....................................................................           13,804        21,457
Hartford SmallCap Growth HLS Fund....................................................................           41,153       138,098
Hartford Stock HLS Fund..............................................................................           47,285       156,880
Hartford U.S. Government Securities HLS Fund.........................................................            4,811        14,302
UIF U.S. Real Estate Portfolio.......................................................................           64,712        78,995
Invesco V.I. Equity and Income Fund..................................................................              589         3,328
UIF Mid Cap Growth Portfolio.........................................................................            6,612        98,427
Oppenheimer Global Fund/VA...........................................................................           41,553       123,834
Putnam VT Small Cap Value Fund.......................................................................            2,460           191
PIMCO VIT Real Return Portfolio......................................................................            1,972         7,573
Pioneer Mid Cap Value VCT Portfolio..................................................................           44,479        43,921
Royce Small-Cap Portfolio............................................................................            8,429         4,289
Victory Variable Insurance Diversified Stock Fund....................................................              736        16,713
Invesco V.I. Comstock Fund...........................................................................              382           179
HIMCO VIT Index Fund.................................................................................           18,385       141,414


*    See Note I for additional information related to this Sub-Account.




--------------------------------------------------------------------------------
                                    SA-29

DC VARIABLE ACCOUNT - ONE


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


---------------------------------------------------------------------------

5.   CHANGES IN UNITS OUTSTANDING:

     The changes in units outstanding for the period ended December 31, 2015 were as follows:


                                                                                              UNITS         UNITS       NET INCREASE
SUB-ACCOUNT                                                                                  ISSUED       REDEEMED       (DECREASE)
--------------------------------------------------------------------------------------      -------      ---------      ------------
AB VPS International Value Portfolio*.................................................          173           248             (75)
American Funds Growth Fund............................................................            8            87             (79)
Calvert VP SRI Balanced Portfolio.....................................................          458         2,381          (1,923)
Fidelity(R) VIP Contrafund(R) Portfolio...............................................           19         1,002            (983)
Fidelity(R) VIP FundsManager 85% Portfolio*...........................................           --           133            (133)
Franklin Income VIP Fund..............................................................            8         1,838          (1,830)
Hartford Balanced HLS Fund............................................................          460        11,966         (11,506)
Hartford Total Return Bond HLS Fund...................................................        1,953        13,890         (11,937)
Hartford Capital Appreciation HLS Fund................................................          784        15,083         (14,299)
Hartford Dividend and Growth HLS Fund.................................................        1,275        18,691         (17,416)
Hartford Growth Opportunities HLS Fund................................................        7,425         8,595          (1,170)
Hartford International Opportunities HLS Fund.........................................       10,468        26,273         (15,805)
Hartford Ultrashort Bond HLS Fund.....................................................        3,883         5,804          (1,921)
Hartford SmallCap Growth HLS Fund.....................................................        1,659         6,762          (5,103)
Hartford Stock HLS Fund...............................................................          594         4,341          (3,747)
Hartford U.S. Government Securities HLS Fund..........................................          237         1,197            (960)
UIF U.S. Real Estate Portfolio........................................................        3,862         4,970          (1,108)
Invesco V.I. Equity and Income Fund...................................................           --           194            (194)
UIF Mid Cap Growth Portfolio..........................................................           41         5,300          (5,259)
Oppenheimer Global Fund/VA............................................................        2,285         8,217          (5,932)
Putnam VT Small Cap Value Fund........................................................           --             1              (1)
PIMCO VIT Real Return Portfolio.......................................................           --           498            (498)
Pioneer Mid Cap Value VCT Portfolio...................................................        2,641         2,637               4
Royce Small-Cap Portfolio.............................................................            2           248            (246)
Victory Variable Insurance Diversified Stock Fund.....................................           17         1,098          (1,081)
Invesco V.I. Comstock Fund............................................................            1             1              --
HIMCO VIT Index Fund..................................................................          551        12,194         (11,643)


*    See Note I for additional information related to this Sub-Account.

     The changes in units outstanding for the period ended December 31, 2014 were as follows:


                                                                                              UNITS         UNITS       NET INCREASE
SUB-ACCOUNT                                                                                  ISSUED       REDEEMED       (DECREASE)
--------------------------------------------------------------------------------------      -------      ----------     ------------
AllianceBernstein International Value Fund............................................          143            (48)             95
American Funds Growth Fund............................................................          794           (877)            (83)
Calvert VP SRI Balanced Portfolio.....................................................          482         (2,499)         (2,017)
Fidelity(R) VIP Contrafund(R) Portfolio...............................................          359           (293)             66
Fidelity(R) VIP Freedom Fund 2030 Portfolio...........................................           --           (668)           (668)
Fidelity(R) VIP Freedom 2025 Portfolio................................................           --           (691)           (691)
Fidelity(R) VIP FundsManager 50% Portfolio............................................           --             (1)             (1)
Fidelity(R) VIP FundsManager 85% Portfolio............................................          133             --             133
Franklin Income VIP Fund*.............................................................        2,974         (4,695)         (1,721)
Hartford Balanced HLS Fund............................................................          616        (31,913)        (31,297)
Hartford Total Return Bond HLS Fund...................................................          997           (640)            357
Hartford Capital Appreciation HLS Fund................................................        3,886        (13,966)        (10,080)


--------------------------------------------------------------------------------
                                    SA-30

---------------------------------------------------------------------------

                                                                                              UNITS         UNITS       NET INCREASE
SUB-ACCOUNT                                                                                  ISSUED       REDEEMED       (DECREASE)
--------------------------------------------------------------------------------------      -------      ----------     ------------
Hartford Dividend and Growth HLS Fund.................................................        1,498        (32,677)        (31,179)
Hartford Growth HLS Fund*.............................................................        1,765        (13,163)        (11,398)
Hartford Growth Opportunities HLS Fund................................................       17,779         (1,119)         16,660
Hartford Index HLS Fund...............................................................        1,416       (127,600)       (126,184)
Hartford International Opportunities HLS Fund.........................................        1,299        (35,147)        (33,848)
Hartford UltraShort Bond HLS Fund.....................................................        4,514           (146)          4,368
Hartford SmallCap Growth HLS Fund.....................................................        5,477         (8,009)         (2,532)
Hartford Stock HLS Fund...............................................................          346         (4,869)         (4,523)
Hartford U.S. Government Securities HLS Fund..........................................        1,722         (2,833)         (1,111)
UIF U.S. Real Estate Portfolio........................................................        2,581         (1,163)          1,418
Invesco V.I. Equity and Income Fund...................................................          194             --             194
UIF Mid Cap Growth Portfolio..........................................................        4,485            (65)          4,420
Oppenheimer Global Fund/VA............................................................        7,731         (1,549)          6,182
Putnam VT Small Cap Value Fund........................................................        1,200         (1,201)             (1)
PIMCO VIT Real Return Portfolio.......................................................          165           (384)           (219)
Pioneer Mid Cap Value VCT Portfolio...................................................        1,381         (1,843)           (462)
Royce Small-Cap Portfolio.............................................................        1,968         (3,936)         (1,968)
Victory Variable Insurance Diversified Stock Fund.....................................          230             --             230
Invesco V.I. Comstock Fund............................................................          226             (1)            225
HIMCO VIT Index Fund..................................................................       96,880           (108)         96,772


6.   FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the funds merged into the surviving fund.

                                                                                                INVESTMENT
                                      UNIT                                   EXPENSE              INCOME
                                   FAIR VALUE                            RATIO LOWEST TO      RATIO LOWEST TO
SUB-ACCOUNT    UNITS #         LOWEST TO HIGHEST #       NET ASSETS         HIGHEST*             HIGHEST*
------------  --------  ------------------------------  -----------  ---------------------  -------------------
AB VPS INTERNATIONAL VALUE PORTFOLIO+
    2015        3,358    $  8.133659  to   $  8.133659  $    27,313  0.90%    to   0.90%    2.28%   to   2.28%
    2014        3,433       8.014705  to      8.014705       27,513  0.90%    to   0.90%    3.44%   to   3.44%
    2013        3,338       8.645735  to      8.645735       28,859  0.90%    to   0.90%    4.89%   to   4.89%
    2012        3,608       7.108216  to      7.108216       25,643  0.90%    to   0.90%    1.37%   to   1.37%
    2011        3,860       6.280926  to      6.280926       24,245  0.90%    to   0.90%    3.35%   to   3.35%

AMERICAN FUNDS GROWTH FUND
    2015        1,063      17.179968  to     17.179968       18,259  0.90%    to   0.90%    0.62%   to   0.62%
    2014        1,142      16.222711  to     16.222711       18,532  0.90%    to   0.90%    0.63%   to   0.63%
    2013        1,225      15.085724  to     15.085724       18,484  0.90%    to   0.90%    0.96%   to   0.96%
    2012        1,108      11.700105  to     11.700105       12,964  0.90%    to   0.90%    0.64%   to   0.64%
    2011        3,221      10.014209  to     10.014209       32,258  0.90%    to   0.90%    0.58%   to   0.58%

CALVERT VP SRI BALANCED PORTFOLIO
    2015       14,663       4.834770  to      4.834770       70,894  0.90%    to   0.90%    0.11%   to   0.11%
    2014       16,586       4.987794  to      4.987794       82,728  0.90%    to   0.90%    1.50%   to   1.50%
    2013       18,603       4.592001  to      4.592001       85,425  0.90%    to   0.90%    0.93%   to   1.04%
    2012       21,597       3.926580  to      3.926580       84,804  0.90%    to   0.90%    1.21%   to   1.23%
    2011       22,046       3.585213  to      3.585213       79,041  0.90%    to   0.90%    0.86%   to   1.33%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------
AB VPS INTERNATIONAL VALUE PORTFOLIO+
    2015        1.48%     to     1.48%
    2014       (7.30)%    to    (7.30)%
    2013       21.63%     to    21.63%
    2012       13.17%     to    13.17%
    2011      (20.16)%    to   (20.16)%

AMERICAN FUNDS GROWTH FUND
    2015        5.90%     to     5.90%
    2014        7.54%     to     7.54%
    2013       28.94%     to    28.94%
    2012       16.84%     to    16.84%
    2011       (5.14)%    to    (5.14)%

CALVERT VP SRI BALANCED PORTFOLIO
    2015       (3.07)%    to    (3.07)%
    2014        8.62%     to     8.62%
    2013       16.95%     to    16.95%
    2012        9.52%     to     9.52%
    2011        3.63%     to     3.63%


--------------------------------------------------------------------------------
                                    SA-31

DC VARIABLE ACCOUNT - ONE


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


---------------------------------------------------------------------------

                                                                                                 INVESTMENT
                                      UNIT                                    EXPENSE              INCOME
                                   FAIR VALUE                             RATIO LOWEST TO      RATIO LOWEST TO
SUB-ACCOUNT    UNITS #         LOWEST TO HIGHEST #        NET ASSETS         HIGHEST*             HIGHEST*
------------  --------  -------------------------------  -----------  ---------------------  -------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
    2015        3,067    $ 17.557643  to   $ 17.557643   $    53,848  0.90%    to   0.90%    0.90%   to   0.90%
    2014        4,050      17.598288  to     17.598288        71,266  0.90%    to   0.90%    1.01%   to   1.01%
    2013        3,984      15.862810  to     15.862810        63,192  0.90%    to   0.90%    1.05%   to   1.05%
    2012        3,940      12.191761  to     12.191761        48,033  0.90%    to   0.90%    1.10%   to   1.10%
    2011        7,578      10.567207  to     10.567207        80,074  0.90%    to   0.90%    0.92%   to   0.92%

FIDELITY(R) VIP FUNDSMANAGER 50% PORTFOLIO
    2015        1,117      18.346246  to     18.346246        20,494  0.90%    to   0.90%    0.98%   to   0.98%
    2014        1,117      18.515481  to     18.515481        20,690  0.90%    to   0.90%    1.00%   to   1.00%
    2013        1,118      17.801428  to     17.801428        19,900  0.90%    to   0.90%    0.85%   to   0.85%
    2012        1,111      15.665645  to     15.665645        17,403  0.90%    to   0.90%    1.11%   to   1.11%

FRANKLIN INCOME VIP FUND
    2015        1,094      14.874050  to     14.874050        16,270  0.90%    to   0.90%    5.71%   to   5.71%
    2014        2,924      16.147623  to     16.147623        47,210  0.90%    to   0.90%    4.66%   to   4.66%
    2013        4,645      15.574705  to     15.574705        72,342  0.90%    to   0.90%    5.89%   to   5.89%
    2012        4,652      13.792637  to     13.792637        64,162  0.90%    to   0.90%    6.62%   to   6.62%
    2011        4,028      12.354178  to     12.354178        49,765  0.90%    to   0.90%    6.96%   to   6.96%

HARTFORD BALANCED HLS FUND
    2015      131,914      11.743965  to     11.743965     1,549,198  0.90%    to   0.90%    1.84%   to   1.84%
    2014      143,420      11.829124  to     11.829124     1,696,530  0.90%    to   0.90%    1.64%   to   1.64%
    2013      174,717      10.871671  to     10.871671     1,899,468  0.90%    to   0.90%    1.48%   to   1.52%
    2012      188,517       9.051923  to      9.051923     1,706,446  0.90%    to   0.90%    2.59%   to   2.99%
    2011      228,314       8.153523  to      8.153523     1,861,567  0.90%    to   0.90%    1.54%   to   1.70%

HARTFORD TOTAL RETURN BOND HLS FUND
    2015       23,040       9.678997  to      9.678997       223,007  0.90%    to   0.90%    2.47%   to   2.47%
    2014       34,977       9.824186  to      9.824186       343,616  0.90%    to   0.90%    3.27%   to   3.27%
    2013       34,620       9.361821  to      9.361821       324,105  0.90%    to   0.90%    3.94%   to   3.98%
    2012       38,292       9.577098  to      9.577098       366,722  0.90%    to   0.90%    4.00%   to   4.15%
    2011       45,384       8.986345  to      8.986345       407,829  0.90%    to   0.90%    0.20%   to   0.22%

HARTFORD CAPITAL APPRECIATION HLS FUND
    2015      116,110      35.397560  to     35.397560     4,109,996  0.90%    to   0.90%    0.86%   to   0.86%
    2014      130,409      35.358053  to     35.358053     4,611,015  0.90%    to   0.90%    0.88%   to   0.88%
    2013      140,489      33.248298  to     33.248298     4,671,025  0.90%    to   0.90%    0.86%   to   0.91%
    2012      177,072      24.122135  to     24.122135     4,271,361  0.90%    to   0.90%    1.37%   to   1.50%
    2011      222,481      20.568207  to     20.568207     4,576,048  0.90%    to   0.90%    0.73%   to   0.80%

HARTFORD DIVIDEND AND GROWTH HLS FUND
    2015      158,902       5.893912  to      5.893912       936,553  0.90%    to   0.90%    1.76%   to   1.76%
    2014      176,318       6.016831  to      6.016831     1,060,878  0.90%    to   0.90%    1.81%   to   1.81%
    2013      207,497       5.374672  to      5.374672     1,115,226  0.90%    to   0.90%    2.04%   to   2.48%
    2012      212,474       4.110908  to      4.110908       873,463  0.90%    to   0.90%    2.01%   to   3.31%
    2011      304,836       3.651692  to      3.651692     1,113,166  0.90%    to   0.90%    1.81%   to   2.13%

HARTFORD GROWTH OPPORTUNITIES HLS FUND
    2015       15,490      12.631203  to     12.631203       195,660  0.90%    to   0.90%    0.12%   to   0.12%
    2014       16,660      11.406721  to     11.406721       190,041  0.90%    to   0.90%    0.31%   to   0.31%




                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
    2015       (0.23)%    to    (0.23)%
    2014       10.94%     to    10.94%
    2013       30.11%     to    30.11%
    2012       15.37%     to    15.37%
    2011       (3.40)%    to    (3.40)%

FIDELITY(R) VIP FUNDSMANAGER 50% PORTFOLIO
    2015       (0.91)%    to    (0.91)%
    2014        4.01%     to     4.01%
    2013       13.63%     to    13.63%
    2012        9.14%     to     9.14%

FRANKLIN INCOME VIP FUND
    2015       (7.89)%    to    (7.89)%
    2014        3.68%     to     3.68%
    2013       12.92%     to    12.92%
    2012       11.64%     to    11.64%
    2011        1.47%     to     1.47%

HARTFORD BALANCED HLS FUND
    2015       (0.72)%    to    (0.72)%
    2014        8.81%     to     8.81%
    2013       20.10%     to    20.10%
    2012       11.02%     to    11.02%
    2011        0.94%     to     0.94%

HARTFORD TOTAL RETURN BOND HLS FUND
    2015       (1.48)%    to    (1.48)%
    2014        4.94%     to     4.94%
    2013       (2.25)%    to    (2.25)%
    2012        6.57%     to     6.57%
    2011        6.03%     to     6.03%

HARTFORD CAPITAL APPRECIATION HLS FUND
    2015        0.11%     to     0.11%
    2014        6.35%     to     6.35%
    2013       37.83%     to    37.83%
    2012       17.28%     to    17.28%
    2011      (12.20)%    to   (12.20)%

HARTFORD DIVIDEND AND GROWTH HLS FUND
    2015       (2.04)%    to    (2.04)%
    2014       11.95%     to    11.95%
    2013       30.74%     to    30.74%
    2012       12.58%     to    12.58%
    2011        0.41%     to     0.41%

HARTFORD GROWTH OPPORTUNITIES HLS FUND
    2015       10.73%     to    10.73%
    2014        7.16%     to     7.16%




--------------------------------------------------------------------------------
                                    SA-32

---------------------------------------------------------------------------

                                                                                                INVESTMENT
                                      UNIT                                   EXPENSE              INCOME
                                   FAIR VALUE                            RATIO LOWEST TO      RATIO LOWEST TO
SUB-ACCOUNT    UNITS #         LOWEST TO HIGHEST #       NET ASSETS         HIGHEST*             HIGHEST*
------------  --------  ------------------------------  -----------  ---------------------  -------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
    2015       69,170    $  3.413406  to   $  3.413406  $   236,105  0.90%    to   0.90%    1.46%   to   1.46%
    2014       84,975       3.380843  to      3.380843      287,287  0.90%    to   0.90%    2.14%   to   2.14%
    2013      118,823       3.548906  to      3.548906      421,691  0.90%    to   0.90%    2.14%   to   2.20%
    2012      123,998       2.946068  to      2.946068      365,306  0.90%    to   0.90%    0.82%   to   1.94%
    2011      174,329       2.473213  to      2.473213      431,155  0.90%    to   0.90%    0.04%   to   0.04%

HARTFORD ULTRASHORT BOND HLS FUND
    2015       39,130       3.531122  to      3.531122      138,173  0.90%    to   0.90%    0.30%   to   0.30%
    2014       41,051       3.558505  to      3.558505      146,081  0.90%    to   0.90%      --    to     --
    2013       36,683       3.587052  to      3.587052      131,582  0.90%    to   0.90%      --    to     --
    2012      158,106       3.619498  to      3.619498      572,263  0.90%    to   0.90%      --    to     --
    2011       89,611       3.652214  to      3.652214      327,276  0.90%    to   0.90%      --    to     --

HARTFORD SMALLCAP GROWTH HLS FUND
    2015        3,958      18.730796  to     18.730796       74,139  0.90%    to   0.90%    0.06%   to   0.06%
    2014        9,061      19.004049  to     19.004049      172,187  0.90%    to   0.90%    0.07%   to   0.07%
    2013       11,593      18.118680  to     18.118680      210,046  0.90%    to   0.90%    0.41%   to   0.41%
    2012        3,909      12.619785  to     12.619785       49,332  0.90%    to   0.90%      --    to     --
    2011       10,077      10.846905  to     10.846905      109,301  0.90%    to   0.90%      --    to     --

HARTFORD STOCK HLS FUND
    2015       51,146      33.513662  to     33.513662    1,714,095  0.90%    to   0.90%    1.79%   to   1.79%
    2014       54,893      32.913655  to     32.913655    1,806,743  0.90%    to   0.90%    1.83%   to   1.83%
    2013       59,416      29.837553  to     29.837553    1,772,811  0.90%    to   0.90%    1.81%   to   2.03%
    2012       74,187      22.765981  to     22.765981    1,688,955  0.90%    to   0.90%    1.96%   to   2.18%
    2011       88,326      20.082917  to     20.082917    1,773,843  0.90%    to   0.90%    1.28%   to   1.41%

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
    2015       12,175      11.150894  to     11.150894      135,763  0.90%    to   0.90%    1.78%   to   1.78%
    2014       13,135      11.078642  to     11.078642      145,519  0.90%    to   0.90%    2.19%   to   2.19%
    2013       14,246      10.872760  to     10.872760      154,897  0.90%    to   0.90%    2.13%   to   2.13%
    2012       11,432      11.158760  to     11.158760      127,570  0.90%    to   0.90%    2.76%   to   2.76%
    2011       11,157      10.858321  to     10.858321      121,145  0.90%    to   0.90%    2.41%   to   2.41%

UIF U.S. REAL ESTATE PORTFOLIO
    2015          310      16.352339  to     16.352339        5,069  0.90%    to   0.90%    0.24%   to   0.24%
    2014        1,418      16.188976  to     16.188976       22,949  0.90%    to   0.90%    0.00%   to   0.00%

INVESCO V.I. EQUITY AND INCOME FUND
    2015          307      16.319514  to     16.319514        5,010  0.90%    to   0.90%    2.11%   to   2.11%
    2014          501      16.904051  to     16.904051        8,473  0.90%    to   0.90%    2.00%   to   2.00%
    2013          307      15.682025  to     15.682025        4,819  0.90%    to   0.90%    1.56%   to   1.56%
    2012          870      12.670543  to     12.670543       11,018  0.90%    to   0.90%    1.78%   to   1.78%
    2011        1,258      11.375803  to     11.375803       14,313  0.90%    to   0.90%    1.94%   to   1.94%

UIF MID CAP GROWTH PORTFOLIO
    2015        1,940      16.536400  to     16.536400       32,076  0.90%    to   0.90%    0.00%   to   0.00%
    2014        7,199      17.749029  to     17.749029      127,771  0.90%    to   0.90%    0.00%   to   0.00%
    2013        2,779      17.585817  to     17.585817       48,867  0.90%    to   0.90%    0.25%   to   0.25%
    2012        3,682      12.906702  to     12.906702       47,517  0.90%    to   0.90%      --    to     --
    2011       10,593      12.004197  to     12.004197      127,157  0.90%    to   0.90%    0.28%   to   0.28%




                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
    2015        0.96%     to     0.96%
    2014       (4.74)%    to    (4.74)%
    2013       20.46%     to    20.46%
    2012       19.12%     to    19.12%
    2011      (14.74)%    to   (14.74)%

HARTFORD ULTRASHORT BOND HLS FUND
    2015       (0.77)%    to    (0.77)%
    2014       (0.80)%    to    (0.80)%
    2013       (0.90)%    to    (0.90)%
    2012       (0.90)%    to    (0.90)%
    2011       (0.90)%    to    (0.90)%

HARTFORD SMALLCAP GROWTH HLS FUND
    2015       (1.44)%    to    (1.44)%
    2014        4.89%     to     4.89%
    2013       43.57%     to    43.57%
    2012       16.34%     to    16.34%
    2011        0.51%     to     0.51%

HARTFORD STOCK HLS FUND
    2015        1.82%     to     1.82%
    2014       10.31%     to    10.31%
    2013       31.06%     to    31.06%
    2012       13.36%     to    13.36%
    2011       (1.98)%    to    (1.98)%

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
    2015        0.65%     to     0.65%
    2014        1.89%     to     1.89%
    2013       (2.56)%    to    (2.56)%
    2012        2.77%     to     2.77%
    2011        3.94%     to     3.94%

UIF U.S. REAL ESTATE PORTFOLIO
    2015        1.01%     to     1.01%
    2014       10.13%     to    10.13%

INVESCO V.I. EQUITY AND INCOME FUND
    2015       (3.46)%    to    (3.46)%
    2014        7.79%     to     7.79%
    2013       23.77%     to    23.77%
    2012       11.38%     to    11.38%
    2011       (2.18)%    to    (2.18)%

UIF MID CAP GROWTH PORTFOLIO
    2015       (6.83)%    to    (6.83)%
    2014        0.93%     to     0.93%
    2013       36.25%     to    36.25%
    2012        7.52%     to     7.52%
    2011       (8.01)%    to    (8.01)%




--------------------------------------------------------------------------------
                                    SA-33

DC VARIABLE ACCOUNT - ONE


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


---------------------------------------------------------------------------

                                                                                                 INVESTMENT
                                      UNIT                                    EXPENSE              INCOME
                                   FAIR VALUE                             RATIO LOWEST TO      RATIO LOWEST TO
SUB-ACCOUNT    UNITS #         LOWEST TO HIGHEST #        NET ASSETS         HIGHEST*             HIGHEST*
------------  --------  -------------------------------  -----------  ---------------------  -------------------
OPPENHEIMER GLOBAL FUND/VA
    2015        3,451    $ 15.183922  to   $ 15.183922   $    52,399  0.90%    to   0.90%    0.98%   to   0.98%
    2014        9,383      14.778473  to     14.778473       138,670  0.90%    to   0.90%    0.92%   to   0.92%
    2013        3,201      14.611697  to     14.611697        46,769  0.90%    to   0.90%    1.03%   to   1.03%
    2012        2,440      11.610027  to     11.610027        28,328  0.90%    to   0.90%    1.90%   to   1.90%
    2011        2,965       9.685705  to      9.685705        28,721  0.90%    to   0.90%    1.04%   to   1.04%

PUTNAM VT SMALL CAP VALUE FUND
    2015        1,487      13.269048  to     13.269048        19,736  0.90%    to   0.90%    0.83%   to   0.83%
    2014        1,488      13.981681  to     13.981681        20,805  0.90%    to   0.90%    0.41%   to   0.41%
    2013        1,489      13.639687  to     13.639687        20,304  0.90%    to   0.90%    1.06%   to   1.06%
    2012        1,909       9.858340  to      9.858340        18,820  0.90%    to   0.90%    0.37%   to   0.37%
    2011        1,756       8.466807  to      8.466807        14,870  0.90%    to   0.90%    0.60%   to   0.60%

PIMCO VIT REAL RETURN PORTFOLIO
    2015        3,317      13.815080  to     13.815080        45,822  0.90%    to   0.90%    3.92%   to   3.92%
    2014        3,815      14.327630  to     14.327630        54,665  0.90%    to   0.90%    1.43%   to   1.43%
    2013        4,034      14.022505  to     14.022505        56,560  0.90%    to   0.90%    1.46%   to   1.46%
    2012        5,163      15.586037  to     15.586037        80,477  0.90%    to   0.90%    1.11%   to   1.11%
    2011        3,319      14.459905  to     14.459905        47,996  0.90%    to   0.90%    1.74%   to   1.74%

PIONEER MID CAP VALUE VCT PORTFOLIO
    2015        1,242      15.167546  to     15.167546        18,836  0.90%    to   0.90%    0.36%   to   0.36%
    2014        1,238      16.343036  to     16.343036        20,237  0.90%    to   0.90%    1.05%   to   1.05%
    2013        1,700      14.364910  to     14.364910        24,426  0.90%    to   0.90%    0.67%   to   0.67%
    2012          907      10.918620  to     10.918620         9,900  0.90%    to   0.90%    0.80%   to   0.80%
    2011        1,033       9.941086  to      9.941086        10,268  0.90%    to   0.90%    0.74%   to   0.74%

ROYCE SMALL-CAP PORTFOLIO
    2015        2,314      14.835753  to     14.835753        34,334  0.90%    to   0.90%    0.70%   to   0.70%
    2014        2,560      16.973102  to     16.973102        43,452  0.90%    to   0.90%    0.12%   to   0.12%
    2013        4,528      16.589191  to     16.589191        75,110  0.90%    to   0.90%    1.02%   to   1.02%
    2012        5,146      12.422016  to     12.422016        63,930  0.90%    to   0.90%    0.11%   to   0.11%
    2011        6,309      11.141606  to     11.141606        70,296  0.90%    to   0.90%    0.34%   to   0.34%

VICTORY VARIABLE INSURANCE DIVERSIFIED STOCK FUND
    2015          213      15.067901  to     15.067901         3,205  0.90%    to   0.90%    0.48%   to   0.48%
    2014        1,294      15.692774  to     15.692774        20,304  0.90%    to   0.90%    0.90%   to   0.90%
    2013        1,064      14.369103  to     14.369103        15,286  0.90%    to   0.90%    0.63%   to   0.63%
    2012        1,042      10.825850  to     10.825850        11,277  0.90%    to   0.90%    1.00%   to   1%
    2011        1,016       9.394389  to      9.394389         9,540  0.90%    to   0.90%    0.68%   to   0.68%

INVESCO V.I. COMSTOCK FUND
    2015        1,172      15.636590  to     15.636590        18,320  0.90%    to   0.90%    1.70%   to   1.70%
    2014        1,172      16.819862  to     16.819862        19,719  0.90%    to   0.90%    1.11%   to   1.11%
    2013          947      15.556219  to     15.556219        14,728  0.90%    to   0.90%    1.94%   to   1.94%
    2012          584      11.571239  to     11.571239         6,760  0.90%    to   0.90%    1.76%   to   1.76%
    2011          506       9.817819  to      9.817819         4,970  0.90%    to   0.90%    0.84%   to   0.84%




                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------
OPPENHEIMER GLOBAL FUND/VA
    2015        2.74%     to     2.74%
    2014        1.14%     to     1.14%
    2013       25.85%     to    25.85%
    2012       19.87%     to    19.87%
    2011       (9.35)%    to    (9.35)%

PUTNAM VT SMALL CAP VALUE FUND
    2015       (5.10)%    to    (5.10)%
    2014        2.51%     to     2.51%
    2013       38.36%     to    38.36%
    2012       16.44%     to    16.44%
    2011       (5.58)%    to    (5.58)%

PIMCO VIT REAL RETURN PORTFOLIO
    2015       (3.58)%    to    (3.58)%
    2014        2.18%     to     2.18%
    2013      (10.03)%    to   (10.03)%
    2012        7.79%     to     7.79%
    2011       10.68%     to    10.68%

PIONEER MID CAP VALUE VCT PORTFOLIO
    2015       (7.19)%    to    (7.19)%
    2014       13.77%     to    13.77%
    2013       31.56%     to    31.56%
    2012        9.83%     to     9.83%
    2011       (6.69)%    to    (6.69)%

ROYCE SMALL-CAP PORTFOLIO
    2015      (12.59)%    to   (12.59)%
    2014        2.31%     to     2.31%
    2013       33.55%     to    33.55%
    2012       11.49%     to    11.49%
    2011       (4.15)%    to    (4.15)%

VICTORY VARIABLE INSURANCE DIVERSIFIED STOCK FUND
    2015       (3.98)%    to    (3.98)%
    2014        9.21%     to     9.21%
    2013       32.73%     to    32.73%
    2012       15.24%     to    15.24%
    2011       (7.66)%    to    (7.66)%

INVESCO V.I. COMSTOCK FUND
    2015       (7.03)%    to    (7.03)%
    2014        8.12%     to     8.12%
    2013       34.44%     to    34.44%
    2012       17.86%     to    17.86%
    2011       (2.98)%    to    (2.98)%




--------------------------------------------------------------------------------
                                    SA-34

---------------------------------------------------------------------------

                                                                                                 INVESTMENT
                                      UNIT                                    EXPENSE              INCOME
                                   FAIR VALUE                             RATIO LOWEST TO      RATIO LOWEST TO
SUB-ACCOUNT    UNITS #         LOWEST TO HIGHEST #        NET ASSETS         HIGHEST*             HIGHEST*
------------  --------  -------------------------------  -----------  ---------------------  -------------------
HIMCO VIT INDEX FUND
    2015       85,129    $ 10.950893  to   $ 10.950893   $   932,241  0.90%    to   0.90%    0.35%   to   0.35%
    2014       96,772      10.933686  to     10.933686     1,058,080  0.90%    to   0.90%    0.00%   to   0.00%

FIDELITY(R) VIP FUNDSMANAGER 85% PORTFOLIO+
    2015           --             --  to            --            --    --     to     --       --    to     --
    2014          133      24.330216  to     24.330216         3,243  0.90%    to   0.90%    1.86%   to   1.86%


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  ------------------------
HIMCO VIT INDEX FUND
    2015        0.16%     to    0.16%
    2014        9.34%     to    9.34%

FIDELITY(R) VIP FUNDSMANAGER 85% PORTFOLIO+
    2015          --      to      --
    2014        2.13%     to    2.13%


    * This represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
   ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
  *** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
    # Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
    +  See Note 1 for additional information related to this Sub-Account.

7.   SUBSEQUENT EVENTS

     Management has evaluated events subsequent to December 31, 2015 and through the financial statement issuance date of April 27, 2016, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.



--------------------------------------------------------------------------------
                                    SA-35

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Contract Owners of Hartford Life Insurance Company Separate Account Two and the Board of Directors of Hartford Life Insurance Company

We have audited the accompanying statements of assets and liabilities as of December 31, 2015, and the related statements of operations for each of the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended for each of the following individual Sub-Accounts comprising Hartford Life Insurance Company Separate Account Two (the "Account"):

     American Century VP Capital           Huntington VA International Equity
     Appreciation Fund                     Fund

     AB VPS International Value Portfolio Huntington VA Situs Fund (Formerly AllianceBernstein VPS
     International Value Portfolio)

     Invesco V.I. Core Equity Fund         BlackRock Global Opportunities VI
                                           Fund

     Invesco V.I. High Yield Fund          BlackRock Large Cap Growth V.I. Fund

     Invesco V.I. Money Market Fund        UIF U.S. Real Estate Portfolio

     AB VPS Growth and Income Portfolio    Invesco V.I. Equity and Income Fund
     (Formerly AllianceBernstein VPS
     Growth and Income Portfolio)

     AB VPS Intermediate Bond Portfolio    UIF Mid Cap Growth Portfolio
     (Formerly AllianceBernstein VPS
     Intermediate Bond Portfolio)

     American Funds Growth Fund            Columbia Variable Portfolio -
                                           International Opportunities Fund
                                           (Formerly Columbia Variable
                                           Portfolio - Marsico International
                                           Opportunities fund)

     Sterling Capital Equity Income        Columbia Variable Portfolio - Large
     Variable Insurance Fund               Cap Growth Fund III (Formerly
                                           Columbia Variable Portfolio -
                                           Marsico Focused Equities Fund)

     Sterling Capital Special              Columbia Variable Portfolio - Asset
     Opportunities VIF                     Allocation Fund

     Sterling Capital Total Return Bond    Variable Portfolio - Loomis Sayles
     VIF                                   Growth Fund II (Formerly Columbia
                                           Variable Portfolio - Marsico
                                           Growth Fund)

     Calvert VP SRI Balanced Portfolio     Columbia Variable Portfolio - Large
                                           Cap Growth Fund II (Formerly Columbia
                                           Variable Portfolio - Marsico 21st
                                           Century Fund)

     Columbia Variable Portfolio - Small   Columbia Variable Portfolio -
     Company Growth fund                   Dividend Opportunity Fund

     Wells Fargo VT Omega Growth Fund      Columbia Variable Portfolio - Income
     (Formerly Wells Fargo Advantage VT    Opportunities Fund
     Omega Growth Fund)

     Fidelity(R) VIP Asset Manager         Columbia Variable Portfolio - Mid
     Portfolio                             Cap Growth Fund (Formerly Columbia
                                           Variable Portfolio - Mid Cap
                                           Growth Opportunity Fund)

     Fidelity(R) VIP Growth Portfolio      Oppenheimer Global Fund/VA

     Fidelity(R) VIP Contrafund(R)         Putnam VT Small Cap Value Fund
     Portfolio

     Fidelity(R) VIP Overseas Portfolio    PIMCO VIT Real Return Portfolio

     Fidelity(R) VIP Freedom 2020          Pioneer Fund VCT Portfolio
     Portfolio

     Fidelity(R) VIP Freedom 2030          Pioneer Mid Cap Value VCT Portfolio
     Portfolio

     Fidelity(R) VIP Freedom 2015          Jennison 20/20 Focus Portfolio
     Portfolio

     Fidelity(R) VIP Freedom 2025          Jennison Portfolio
     Portfolio

     Fidelity(R) VIP Freedom Income        Prudential Value Portfolio
     Portfolio

     Fidelity(R) VIP FundsManager 20%      Prudential Series International
     Portfolio                             Growth

     Fidelity(R) VIP FundsManager 70%      Royce Small-Cap Portfolio
     Portfolio

     Fidelity(R) VIP FundsManager 85%      Legg Mason ClearBridge Appreciation
     Portfolio                             Fund

     Franklin Income VIP Fund              Victory Variable Insurance
                                           Diversified Stock Fund

     Hartford Balanced HLS Fund            Invesco V.I. Comstock Fund

     Hartford Total Return Bond HLS Fund   Invesco V.I. American Franchise Fund

     Hartford Capital Appreciation HLS     Wells Fargo VT Index Asset Allocation
     Fund                                  Fund (Formerly Wells Fargo Advantage
                                           VT Index Asset Allocation Fund)

     Hartford Dividend and Growth HLS      Wells Fargo VT Total Return Bond Fund
     Fund                                  (Formerly Wells Fargo Advantage VT
                                           Total Return Bond Fund)

     The Hartford Healthcare HLS Fund      Wells Fargo VT Intrinsic Value Fund
                                           (Formerly Wells Fargo Advantage VT
                                           Intrinsic Value Fund)

     Hartford Global Growth HLS Fund       Wells Fargo VT International Equity
                                           Fund (Formerly Wells Fargo Advantage
                                           VT International Equity Fund)

     Hartford Disciplined Equity HLS Fund  Wells Fargo VT Small Cap Growth Fund
                                           (Formerly Wells Fargo Advantage VT
                                           Small Cap Growth Fund)

     Hartford Growth Opportunities HLS     Wells Fargo VT Small Cap Value Fund
     Fund                                  (Formerly Wells Fargo Advantage VT
                                           Small Cap Value Fund)

     Hartford High Yield HLS Fund          Wells Fargo VT Opportunity Fund
                                           (Formerly Wells Fargo Advantage VT
                                           Opportunity Fund)

     Hartford International Opportunities  HIMCO VIT Index Fund
     HLS Fund

     Hartford Small/Mid Cap Equity HLS     Fidelity(R) VIP FundsManager 50%
     Fund                                  Portfolio

     Hartford MidCap HLS Fund              Hartford Global Research HLS Fund
                                           (merged with Hartford Global Growth
                                           HLS Fund)

     Hartford MidCap Value HLS Fund        Hartford Growth HLS Fund (merged with
                                           Hartford Growth Opportunities HLS
                                           Fund)

     Hartford Ultra Short Bond Fund        Hartford Index HLS Fund (merged with
                                           HIMCO VIT Index Fund)

     Hartford Small Company HLS Fund       Huntington VA Income Equity Fund
                                           (merged with Huntington VA Dividend
                                           Capture Fund)

     Hartford SmallCap Growth HLS Fund     Huntington VA Growth Fund

     Hartford Stock HLS Fund               Huntington VA Mid Corp America Fund
                                           (merged with Huntington VA Situs
                                           Fund)

     Hartford U.S. Government Securities   Huntington VA Rotating Markets Fund
     HLS Fund

     Hartford Value HLS Fund               Huntington VA Mortgage Securities
                                           Fund

     Huntington VA Dividend Capture Fund

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2015, by correspondence with the fund managers; when replies were not received from fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts above as of December 31, 2015, the results of their operations for each of the periods then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Hartford, CT
April 20, 2016


SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2015

                                   AMERICAN CENTURY         AB VPS
                                      VP CAPITAL      INTERNATIONAL VALUE  INVESCO V.I. CORE  INVESCO V.I. HIGH  INVESCO V.I. MONEY
                                   APPRECIATION FUND       PORTFOLIO          EQUITY FUND        YIELD FUND          MARKET FUND
                                      SUB-ACCOUNT       SUB-ACCOUNT (1)       SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                   -----------------  -------------------  -----------------  -----------------  ------------------
ASSETS:
 Investments, at market value
    class 1                        $              --  $                --  $              --  $              --  $               --
    class 2                                       --                   --                 --                 --                  --
    class A                                       --                   --                 --                 --                  --
    class ADM                                     --                   --                 --                 --                  --
    class B                                       --              212,908                 --                 --                  --
    class I                                4,131,842                   --                 --                 --                  --
    class IA                                      --                   --                 --                 --                  --
    class IB                                      --                   --                 --                 --                  --
    class II                                      --                   --                 --                 --                  --
    class INIT                                    --                   --                 --                 --                  --
    class INV                                     --                   --                 --                 --                  --
    class S1                                      --                   --          2,898,995          1,745,783          23,266,127
    class S2                                      --                   --                 --                 --           3,747,864
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                                    --                   --                 --                 --                  --
    class - N/A                                   --                   --                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
     Total investments                     4,131,842              212,908          2,898,995          1,745,783          27,013,991
  Due from Sponsor Company                        --                   --                 --                 --                  --
  Receivable for fund shares sold                  3                   --                253                 73              81,714
  Other assets                                     2                    1                  2                 --                   3
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total assets                              4,131,847              212,909          2,899,250          1,745,856          27,095,708
                                   -----------------  -------------------  -----------------  -----------------  ------------------

LIABILITIES:
  Due to Sponsor Company                          12                    7                253                 73              81,714
  Payable for fund shares purchased               --                   --                 --                 --                  --
  Other liabilities                                3                    1                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total liabilities                                15                    8                253                 73              81,714
                                   -----------------  -------------------  -----------------  -----------------  ------------------

NET ASSETS:
 For contract liabilities          $       4,131,832  $           212,901  $       2,898,997  $       1,745,783  $       27,013,994
                                   =================  ===================  =================  =================  ==================

CONTRACT LIABILITIES:
    class 1                        $              --  $                --  $              --  $              --  $               --
    class 2                                       --                   --                 --                 --                  --
    class A                                       --                   --                 --                 --                  --
    class ADM                                     --                   --                 --                 --                  --
    class B                                       --              212,901                 --                 --                  --
    class I                                4,131,832                   --                 --                 --                  --
    class IA                                      --                   --                 --                 --                  --
    class IB                                      --                   --                 --                 --                  --
    class II                                      --                   --                 --                 --                  --
    class INIT                                    --                   --                 --                 --                  --
    class INV                                     --                   --                 --                 --                  --
    class S1                                      --                   --          2,898,997          1,745,783          23,266,129
    class S2                                      --                   --                 --                 --           3,747,865
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                                    --                   --                 --                 --                  --
    class - N/A                                   --                   --                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total contract liabilities        $       4,131,832  $           212,901  $       2,898,997  $       1,745,783  $       27,013,994
                                   =================  ===================  =================  =================  ==================

SHARES:
    class 1                                       --                   --                 --                 --                  --
    class 2                                       --                   --                 --                 --                  --
    class A                                       --                   --                 --                 --                  --
    class ADM                                     --                   --                 --                 --                  --
    class B                                       --               15,877                 --                 --                  --
    class I                                  275,089                   --                 --                 --                  --
    class IA                                      --                   --                 --                 --                  --
    class IB                                      --                   --                 --                 --                  --
    class II                                      --                   --                 --                 --                  --
    class INIT                                    --                   --                 --                 --                  --
    class INV                                     --                   --                 --                 --                  --
    class S1                                      --                   --             85,668            345,017          23,266,127
    class S2                                      --                   --                 --                 --           3,747,864
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                                    --                   --                 --                 --                  --
    class - N/A                                   --                   --                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total shares                                275,089               15,877             85,668            345,017          27,013,991
                                   =================  ===================  =================  =================  ==================

COST                               $       3,463,820  $           306,738  $       2,316,441  $       2,330,885  $       27,013,991
                                   =================  ===================  =================  =================  ==================

DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             1,240,311               27,080          1,981,265          1,133,408           2,794,045
 Minimum unit fair value #*        $        3.176960  $          7.861829  $        1.217535  $        1.359495  $         9.377318
 Maximum unit fair value #*        $       31.580438  $          7.861829  $       18.384588  $        1.804394  $         9.939793
 Contract liability                $       4,127,658  $           212,901  $       2,851,765  $       1,734,012  $       26,925,501

CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 1,314                   --             32,253              7,641               9,138
 Minimum unit fair value #*        $        3.176560  $                --  $        1.464434  $        1.517007  $         9.648242
 Maximum unit fair value #*        $        3.176560  $                --  $        1.464434  $        1.545604  $         9.710915
 Contract liability                $           4,174  $                --  $          47,232  $          11,771  $           88,493

                                                                                                                  COLUMBIA VARIABLE
                                     AB VPS GROWTH          AB VPS                                                PORTFOLIO -- SMALL
                                      AND INCOME       INTERMEDIATE BOND    AMERICAN FUNDS      CALVERT VP SRI     COMPANY GROWTH
                                       PORTFOLIO           PORTFOLIO          GROWTH FUND     BALANCED PORTFOLIO        FUND
                                    SUB-ACCOUNT (2)     SUB-ACCOUNT (3)       SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                   -----------------  -------------------  -----------------  ------------------  ------------------
ASSETS:
 Investments, at market value
    class 1                        $              --  $                --  $              --  $               --  $        4,197,454
    class 2                                       --                   --            317,238                  --                  --
    class A                                       --                   --                 --                  --                  --
    class ADM                                     --                   --                 --                  --                  --
    class B                                1,519,523            2,365,270                 --                  --                  --
    class I                                       --                   --                 --           1,119,313                  --
    class IA                                      --                   --                 --                  --                  --
    class IB                                      --                   --                 --                  --                  --
    class II                                      --                   --                 --                  --                  --
    class INIT                                    --                   --                 --                  --                  --
    class INV                                     --                   --                 --                  --                  --
    class S1                                      --                   --                 --                  --                  --
    class S2                                      --                   --                 --                  --                  --
    class SRV                                     --                   --                 --                  --                  --
    class SRV2                                    --                   --                 --                  --                  --
    class - N/A                                   --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
     Total investments                     1,519,523            2,365,270            317,238           1,119,313           4,197,454
  Due from Sponsor Company                        --                   --                 --                  --                  --
  Receivable for fund shares sold                 58                  462                 --                   2                 318
  Other assets                                     1                   --                  1                   2                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total assets                              1,519,582            2,365,732            317,239           1,119,317           4,197,772
                                   -----------------  -------------------  -----------------  ------------------  ------------------

LIABILITIES:
  Due to Sponsor Company                          58                  462                 --                  21                 318
  Payable for fund shares purchased               --                   --                 --                  --                  --
  Other liabilities                               --                    1                  1                   4                   1
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total liabilities                                58                  463                  1                  25                 319
                                   -----------------  -------------------  -----------------  ------------------  ------------------

NET ASSETS:
 For contract liabilities          $       1,519,524  $         2,365,269  $         317,238  $        1,119,292  $        4,197,453
                                   =================  ===================  =================  ==================  ==================

CONTRACT LIABILITIES:
    class 1                        $              --  $                --  $              --  $               --  $        4,197,453
    class 2                                       --                   --            317,238                  --                  --
    class A                                       --                   --                 --                  --                  --
    class ADM                                     --                   --                 --                  --                  --
    class B                                1,519,524            2,365,269                 --                  --                  --
    class I                                       --                   --                 --           1,119,292                  --
    class IA                                      --                   --                 --                  --                  --
    class IB                                      --                   --                 --                  --                  --
    class II                                      --                   --                 --                  --                  --
    class INIT                                    --                   --                 --                  --                  --
    class INV                                     --                   --                 --                  --                  --
    class S1                                      --                   --                 --                  --                  --
    class S2                                      --                   --                 --                  --                  --
    class SRV                                     --                   --                 --                  --                  --
    class SRV2                                    --                   --                 --                  --                  --
    class - N/A                                   --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total contract liabilities        $       1,519,524  $         2,365,269  $         317,238  $        1,119,292  $        4,197,453
                                   =================  ===================  =================  ==================  ==================

SHARES:
    class 1                                       --                   --                 --                  --             249,107
    class 2                                       --                   --              4,687                  --                  --
    class A                                       --                   --                 --                  --                  --
    class ADM                                     --                   --                 --                  --                  --
    class B                                   51,025              224,622                 --                  --                  --
    class I                                       --                   --                 --             561,059                  --
    class IA                                      --                   --                 --                  --                  --
    class IB                                      --                   --                 --                  --                  --
    class II                                      --                   --                 --                  --                  --
    class INIT                                    --                   --                 --                  --                  --
    class INV                                     --                   --                 --                  --                  --
    class S1                                      --                   --                 --                  --                  --
    class S2                                      --                   --                 --                  --                  --
    class SRV                                     --                   --                 --                  --                  --
    class SRV2                                    --                   --                 --                  --                  --
    class - N/A                                   --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total shares                                 51,025              224,622              4,687             561,059             249,107
                                   =================  ===================  =================  ==================  ==================

COST                               $       1,348,318  $         2,527,049  $         304,292  $          956,890  $        3,708,247
                                   =================  ===================  =================  ==================  ==================

DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #               765,094              168,282             19,105             244,523           2,087,695
 Minimum unit fair value #*        $        1.605792  $         12.045234  $       16.605327  $         4.252445  $         1.536046
 Maximum unit fair value #*        $        2.021853  $         12.869933  $       16.605327  $        12.733306  $        21.432834
 Contract liability                $       1,463,578  $         2,135,102  $         317,238  $        1,052,353  $        4,152,669

CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                28,023               18,003                 --              15,741              25,125
 Minimum unit fair value #*        $        1.996422  $         12.770054  $              --  $         4.252525  $         1.771918
 Maximum unit fair value #*        $        1.996422  $         12.869933  $              --  $         4.252525  $         1.816827
 Contract liability                $          55,946  $           230,167  $              --  $           66,939  $           44,784

--------
# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(1) Formerly AllianceBernstein VPS International Value Portfolio. Change effective May 1, 2015.
(2) Formerly AllianceBernstein VPS Growth and Income Portfolio. Change effective May 1, 2015.
(3) Formerly AllianceBernstein VPS Intermediate Bond Portfolio. Change effective May 1, 2015.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2015

                                    WELLS FARGO VT      FIDELITY(R) VIP                        FIDELITY(R) VIP
                                     OMEGA GROWTH            ASSET          FIDELITY(R) VIP      CONTRAFUND(R)    FIDELITY(R) VIP
                                         FUND          MANAGER PORTFOLIO    GROWTH PORTFOLIO      PORTFOLIO      OVERSEAS PORTFOLIO
                                    SUB-ACCOUNT (4)       SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                                   -----------------  -------------------  -----------------  -----------------  ------------------
ASSETS:
 Investments, at market value
    class 1                        $       2,148,050  $                --  $              --  $              --  $               --
    class 2                                    3,228                   --                 --                 --                  --
    class A                                       --                   --                 --                 --                  --
    class ADM                                     --                   --                 --                 --                  --
    class B                                       --                   --                 --                 --                  --
    class I                                       --                   --                 --                 --                  --
    class IA                                      --                   --                 --                 --                  --
    class IB                                      --                   --                 --                 --                  --
    class II                                      --                   --                 --                 --                  --
    class INIT                                    --            1,307,110          6,997,550         10,500,423           1,267,416
    class INV                                     --                   --                 --                 --                  --
    class S1                                      --                   --                 --                 --                  --
    class S2                                      --                   --                 --                 --                  --
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                                    --                   --                 --                 --                  --
    class - N/A                                   --                   --                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
     Total investments                     2,151,278            1,307,110          6,997,550         10,500,423           1,267,416
  Due from Sponsor Company                        --                   --                 --                 --                  --
  Receivable for fund shares sold                 92                   --                 16                 21                   1
  Other assets                                    --                    2                 --                  6                   4
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total assets                              2,151,370            1,307,112          6,997,566         10,500,450           1,267,421
                                   -----------------  -------------------  -----------------  -----------------  ------------------

LIABILITIES:
  Due to Sponsor Company                          92                   16                 23                 36                  20
  Payable for fund shares purchased               --                   --                 --                 --                  --
  Other liabilities                               --                   --                  6                  1                   4
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total liabilities                                92                   16                 29                 37                  24
                                   -----------------  -------------------  -----------------  -----------------  ------------------

NET ASSETS:
 For contract liabilities          $       2,151,278  $         1,307,096  $       6,997,537  $      10,500,413  $        1,267,397
                                   =================  ===================  =================  =================  ==================

CONTRACT LIABILITIES:
    class 1                        $       2,148,050  $                --  $              --  $              --  $               --
    class 2                                    3,228                   --                 --                 --                  --
    class A                                       --                   --                 --                 --                  --
    class ADM                                     --                   --                 --                 --                  --
    class B                                       --                   --                 --                 --                  --
    class I                                       --                   --                 --                 --                  --
    class IA                                      --                   --                 --                 --                  --
    class IB                                      --                   --                 --                 --                  --
    class II                                      --                   --                 --                 --                  --
    class INIT                                    --            1,307,096          6,997,537         10,500,413           1,267,397
    class INV                                     --                   --                 --                 --                  --
    class S1                                      --                   --                 --                 --                  --
    class S2                                      --                   --                 --                 --                  --
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                                    --                   --                 --                 --                  --
    class - N/A                                   --                   --                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total contract liabilities        $       2,151,278  $         1,307,096  $       6,997,537  $      10,500,413  $        1,267,397
                                   =================  ===================  =================  =================  ==================

SHARES:
    class 1                                   92,191                   --                 --                 --                  --
    class 2                                      143                   --                 --                 --                  --
    class A                                       --                   --                 --                 --                  --
    class ADM                                     --                   --                 --                 --                  --
    class B                                       --                   --                 --                 --                  --
    class I                                       --                   --                 --                 --                  --
    class IA                                      --                   --                 --                 --                  --
    class IB                                      --                   --                 --                 --                  --
    class II                                      --                   --                 --                 --                  --
    class INIT                                    --               82,938            106,427            309,564              66,426
    class INV                                     --                   --                 --                 --                  --
    class S1                                      --                   --                 --                 --                  --
    class S2                                      --                   --                 --                 --                  --
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                                    --                   --                 --                 --                  --
    class - N/A                                   --                   --                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total shares                                 92,334               82,938            106,427            309,564              66,426
                                   =================  ===================  =================  =================  ==================

COST                               $       2,152,940  $         1,290,457  $       3,705,705  $       6,028,400  $        1,174,424
                                   =================  ===================  =================  =================  ==================

DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             1,394,191              449,943          1,897,731          1,874,628             546,437
 Minimum unit fair value #*        $        1.232624  $          2.853137  $        3.604066  $        5.408016  $         2.224311
 Maximum unit fair value #*        $       26.374297  $         17.407030  $       21.757896  $       24.612348  $        16.630121
 Contract liability                $       2,145,136  $         1,307,096  $       6,992,798  $      10,499,944  $        1,267,397

CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 3,383                   --              1,315                 87                  --
 Minimum unit fair value #*        $        1.815513  $                --  $        3.603802  $        5.390805  $               --
 Maximum unit fair value #*        $        1.815513  $                --  $        3.603802  $        5.390805  $               --
 Contract liability                $           6,142  $                --  $           4,739  $             469  $               --

                                    FIDELITY(R) VIP     FIDELITY(R) VIP     FIDELITY(R) VIP    FIDELITY(R) VIP    FIDELITY(R) VIP
                                     FREEDOM 2020        FREEDOM 2030        FREEDOM 2015       FREEDOM 2025       FREEDOM INCOME
                                       PORTFOLIO           PORTFOLIO           PORTFOLIO          PORTFOLIO          PORTFOLIO
                                      SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                   -----------------  -------------------  -----------------  -----------------  ------------------
ASSETS:
 Investments, at market value
    class 1                        $              --  $                --  $              --  $              --  $               --
    class 2                                       --                   --                 --                 --                  --
    class A                                       --                   --                 --                 --                  --
    class ADM                                     --                   --                 --                 --                  --
    class B                                       --                   --                 --                 --                  --
    class I                                       --                   --                 --                 --                  --
    class IA                                      --                   --                 --                 --                  --
    class IB                                      --                   --                 --                 --                  --
    class II                                      --                   --                 --                 --                  --
    class INIT                                    --                   --                 --                 --                  --
    class INV                                     --                   --                 --                 --                  --
    class S1                                      --                   --                 --                 --                  --
    class S2                                      --                   --                 --                 --                  --
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                               456,037              121,311            469,795            609,665              10,393
    class - N/A                                   --                   --                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
     Total investments                       456,037              121,311            469,795            609,665              10,393
  Due from Sponsor Company                        --                   --                 --                 --                  --
  Receivable for fund shares sold                 --                    3                 --                 --                  --
  Other assets                                    --                    2                  1                 --                   1
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total assets                                456,037              121,316            469,796            609,665              10,394
                                   -----------------  -------------------  -----------------  -----------------  ------------------

LIABILITIES:
  Due to Sponsor Company                          --                    3                 --                 --                   8
  Payable for fund shares purchased               --                   --                 --                 --                  --
  Other liabilities                               --                    1                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total liabilities                                --                    4                 --                 --                   8
                                   -----------------  -------------------  -----------------  -----------------  ------------------

NET ASSETS:
 For contract liabilities          $         456,037  $           121,312  $         469,796  $         609,665  $           10,386
                                   =================  ===================  =================  =================  ==================

CONTRACT LIABILITIES:
    class 1                        $              --  $                --  $              --  $              --  $               --
    class 2                                       --                   --                 --                 --                  --
    class A                                       --                   --                 --                 --                  --
    class ADM                                     --                   --                 --                 --                  --
    class B                                       --                   --                 --                 --                  --
    class I                                       --                   --                 --                 --                  --
    class IA                                      --                   --                 --                 --                  --
    class IB                                      --                   --                 --                 --                  --
    class II                                      --                   --                 --                 --                  --
    class INIT                                    --                   --                 --                 --                  --
    class INV                                     --                   --                 --                 --                  --
    class S1                                      --                   --                 --                 --                  --
    class S2                                      --                   --                 --                 --                  --
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                               456,037              121,312            469,796            609,665              10,386
    class - N/A                                   --                   --                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total contract liabilities        $         456,037  $           121,312  $         469,796  $         609,665  $           10,386
                                   =================  ===================  =================  =================  ==================

SHARES:
    class 1                                       --                   --                 --                 --                  --
    class 2                                       --                   --                 --                 --                  --
    class A                                       --                   --                 --                 --                  --
    class ADM                                     --                   --                 --                 --                  --
    class B                                       --                   --                 --                 --                  --
    class I                                       --                   --                 --                 --                  --
    class IA                                      --                   --                 --                 --                  --
    class IB                                      --                   --                 --                 --                  --
    class II                                      --                   --                 --                 --                  --
    class INIT                                    --                   --                 --                 --                  --
    class INV                                     --                   --                 --                 --                  --
    class S1                                      --                   --                 --                 --                  --
    class S2                                      --                   --                 --                 --                  --
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                                36,837                9,613             38,539             47,854                 968
    class - N/A                                   --                   --                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total shares                                 36,837                9,613             38,539             47,854                 968
                                   =================  ===================  =================  =================  ==================

COST                               $         431,032  $           120,156  $         413,822  $         611,503  $           10,546
                                   =================  ===================  =================  =================  ==================

DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #                21,728                5,169             24,340             27,129                 747
 Minimum unit fair value #*        $       20.988658  $         23.468367  $       19.301406  $       22.473081  $        13.894892
 Maximum unit fair value #*        $       20.988658  $         23.468367  $       19.301406  $       22.473081  $        13.894892
 Contract liability                $         456,037  $           121,312  $         469,796  $         609,665  $           10,386

CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                    --                   --                 --                 --                  --
 Minimum unit fair value #*        $              --  $                --  $              --  $              --  $               --
 Maximum unit fair value #*        $              --  $                --  $              --  $              --  $               --
 Contract liability                $              --  $                --  $              --  $              --  $               --

--------
# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(4) Formerly Wells Fargo Advantage VT Omega Growth Fund. Change effective December 15, 2015.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2015

                                    FIDELITY(R) VIP     FIDELITY(R) VIP     FIDELITY(R) VIP
                                     FUNDSMANAGER        FUNDSMANAGER        FUNDSMANAGER      FRANKLIN INCOME   HARTFORD BALANCED
                                     20% PORTFOLIO       70% PORTFOLIO       85% PORTFOLIO        VIP FUND            HLS FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                   -----------------  -------------------  -----------------  -----------------  ------------------
ASSETS:
 Investments, at market value
    class 1                                       --                   --                 --                 --                  --
    class 2                                       --                   --                 --          1,397,551                  --
    class A                                       --                   --                 --                 --                  --
    class ADM                                     --                   --                 --                 --                  --
    class B                                       --                   --                 --                 --                  --
    class I                                       --                   --                 --                 --                  --
    class IA                                      --                   --                 --                 --         748,693,131
    class IB                                      --                   --                 --                 --          68,609,257
    class II                                      --                   --                 --                 --                  --
    class INIT                                    --                   --                 --                 --                  --
    class INV                                     --                   --                 --                 --                  --
    class S1                                      --                   --                 --                 --                  --
    class S2                                      --                   --                 --                 --                  --
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                                 9,563               22,242             30,148                 --                  --
    class - N/A                                   --                   --                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
     Total investments                         9,563               22,242             30,148          1,397,551         817,302,388
  Due from Sponsor Company                        --                   --                 --                 --                  --
  Receivable for fund shares sold                 --                   --                 --                 --             459,699
  Other assets                                    --                   --                  1                  1                   3
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total assets                                  9,563               22,242             30,149          1,397,552         817,762,090
                                   -----------------  -------------------  -----------------  -----------------  ------------------

LIABILITIES:
  Due to Sponsor Company                          --                    2                 --                 --             459,712
  Payable for fund shares purchased               --                   --                 --                 --                  --
  Other liabilities                               --                   --                  1                 --                  39
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total liabilities                                --                    2                  1                 --             459,751
                                   -----------------  -------------------  -----------------  -----------------  ------------------

NET ASSETS:
 For contract liabilities          $           9,563  $            22,240  $          30,148  $       1,397,552  $      817,302,339
                                   =================  ===================  =================  =================  ==================

CONTRACT LIABILITIES:
    class 1                        $              --  $                --  $              --  $              --  $               --
    class 2                                       --                   --                 --          1,397,552                  --
    class A                                       --                   --                 --                 --                  --
    class ADM                                     --                   --                 --                 --                  --
    class B                                       --                   --                 --                 --                  --
    class I                                       --                   --                 --                 --                  --
    class IA                                      --                   --                 --                 --         748,693,088
    class IB                                      --                   --                 --                 --          68,609,251
    class II                                      --                   --                 --                 --                  --
    class INIT                                    --                   --                 --                 --                  --
    class INV                                     --                   --                 --                 --                  --
    class S1                                      --                   --                 --                 --                  --
    class S2                                      --                   --                 --                 --                  --
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                                 9,563               22,240             30,148                 --                  --
    class - N/A                                   --                   --                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total contract liabilities        $           9,563  $            22,240  $          30,148  $       1,397,552  $      817,302,339
                                   =================  ===================  =================  =================  ==================

SHARES:
    class 1                                       --                   --                 --                 --                  --
    class 2                                       --                   --                 --             98,419                  --
    class A                                       --                   --                 --                 --                  --
    class ADM                                     --                   --                 --                 --                  --
    class B                                       --                   --                 --                 --                  --
    class I                                       --                   --                 --                 --                  --
    class IA                                      --                   --                 --                 --          28,125,212
    class IB                                      --                   --                 --                 --           2,542,025
    class II                                      --                   --                 --                 --                  --
    class INIT                                    --                   --                 --                 --                  --
    class INV                                     --                   --                 --                 --                  --
    class S1                                      --                   --                 --                 --                  --
    class S2                                      --                   --                 --                 --                  --
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                                   869                1,850              2,548                 --                  --
    class - N/A                                   --                   --                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total shares                                    869                1,850              2,548             98,419          30,667,237
                                   =================  ===================  =================  =================  ==================

COST                               $           9,303  $            19,981  $          31,629  $       1,529,349  $      555,837,579
                                   =================  ===================  =================  =================  ==================

DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #                   707                1,053              1,277             97,210         170,470,716
 Minimum unit fair value #*        $       13.519602  $         21.127095  $       23.600876  $       14.376681  $         1.356393
 Maximum unit fair value #*        $       13.519602  $         21.127095  $       23.600876  $       14.376681  $        19.664815
 Contract liability                $           9,563  $            22,240  $          30,148  $       1,397,552  $      785,126,047

CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                    --                   --                 --                 --           5,254,100
 Minimum unit fair value #*        $              --  $                --  $              --  $              --  $         1.518245
 Maximum unit fair value #*        $              --  $                --  $              --  $              --  $        11.883696
 Contract liability                $              --  $                --  $              --  $              --  $       32,176,292

                                    HARTFORD TOTAL     HARTFORD CAPITAL    HARTFORD DIVIDEND      HARTFORD
                                    RETURN BOND HLS    APPRECIATION HLS     AND GROWTH HLS     HEALTHCARE HLS     HARTFORD GLOBAL
                                         FUND                FUND                FUND               FUND          GROWTH HLS FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                   -----------------  -------------------  -----------------  -----------------  ------------------
ASSETS:
 Investments, at market value
    class 1                                       --                   --                 --                 --                  --
    class 2                                       --                   --                 --                 --                  --
    class A                                       --                   --                 --                 --                  --
    class ADM                                     --                   --                 --                 --                  --
    class B                                       --                   --                 --                 --                  --
    class I                                       --                   --                 --                 --                  --
    class IA                             246,194,616        1,145,683,470        477,598,328         37,210,366          69,970,830
    class IB                              62,073,673          127,580,969         92,526,104          5,137,607          16,374,646
    class II                                      --                   --                 --                 --                  --
    class INIT                                    --                   --                 --                 --                  --
    class INV                                     --                   --                 --                 --                  --
    class S1                                      --                   --                 --                 --                  --
    class S2                                      --                   --                 --                 --                  --
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                                    --                   --                 --                 --                  --
    class - N/A                                   --                   --                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
     Total investments                   308,268,289        1,273,264,439        570,124,432         42,347,973          86,345,476
  Due from Sponsor Company                        --                   --                 --                 --                  --
  Receivable for fund shares sold            116,957              872,143            343,990             28,680              22,325
  Other assets                                     2                   34                  1                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total assets                            308,385,248        1,274,136,616        570,468,423         42,376,653          86,367,801
                                   -----------------  -------------------  -----------------  -----------------  ------------------

LIABILITIES:
  Due to Sponsor Company                     116,961              872,146            343,992             28,680              22,325
  Payable for fund shares purchased               --                   --                 --                 --                  --
  Other liabilities                                4                    1                 23                 --                   6
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total liabilities                           116,965              872,147            344,015             28,680              22,331
                                   -----------------  -------------------  -----------------  -----------------  ------------------

NET ASSETS:
 For contract liabilities          $     308,268,283  $     1,273,264,469  $     570,124,408  $      42,347,973  $       86,345,470
                                   =================  ===================  =================  =================  ==================

CONTRACT LIABILITIES:
    class 1                        $              --  $                --  $              --  $              --  $               --
    class 2                                       --                   --                 --                 --                  --
    class A                                       --                   --                 --                 --                  --
    class ADM                                     --                   --                 --                 --                  --
    class B                                       --                   --                 --                 --                  --
    class I                                       --                   --                 --                 --                  --
    class IA                             246,194,615        1,145,683,507        477,598,308         37,210,368          69,970,827
    class IB                              62,073,668          127,580,962         92,526,100          5,137,605          16,374,643
    class II                                      --                   --                 --                 --                  --
    class INIT                                    --                   --                 --                 --                  --
    class INV                                     --                   --                 --                 --                  --
    class S1                                      --                   --                 --                 --                  --
    class S2                                      --                   --                 --                 --                  --
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                                    --                   --                 --                 --                  --
    class - N/A                                   --                   --                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total contract liabilities        $     308,268,283  $     1,273,264,469  $     570,124,408  $      42,347,973  $       86,345,470
                                   =================  ===================  =================  =================  ==================

SHARES:
    class 1                                       --                   --                 --                 --                  --
    class 2                                       --                   --                 --                 --                  --
    class A                                       --                   --                 --                 --                  --
    class ADM                                     --                   --                 --                 --                  --
    class B                                       --                   --                 --                 --                  --
    class I                                       --                   --                 --                 --                  --
    class IA                              22,524,668           25,780,456         21,620,568          1,227,255           2,868,833
    class IB                               5,710,549            2,904,188          4,201,912            174,987             676,918
    class II                                      --                   --                 --                 --                  --
    class INIT                                    --                   --                 --                 --                  --
    class INV                                     --                   --                 --                 --                  --
    class S1                                      --                   --                 --                 --                  --
    class S2                                      --                   --                 --                 --                  --
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                                    --                   --                 --                 --                  --
    class - N/A                                   --                   --                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total shares                             28,235,217           28,684,644         25,822,480          1,402,242           3,545,751
                                   =================  ===================  =================  =================  ==================

COST                               $     312,898,099  $     1,100,172,191  $     481,228,415  $      23,687,133  $       64,841,718
                                   =================  ===================  =================  =================  ==================

DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           105,719,672          144,815,616        141,804,383          7,404,196          34,519,570
 Minimum unit fair value #*        $        1.386394  $          1.931630  $        1.805888  $        4.753061  $         1.107578
 Maximum unit fair value #*        $       16.185084  $         46.767179  $       21.089240  $       34.856800  $        22.988429
 Contract liability                $     299,956,058  $     1,249,927,411  $     557,841,450  $      41,650,128  $       85,522,939

CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #             3,016,795            2,096,822          2,779,515            121,675             380,094
 Minimum unit fair value #*        $        1.751967  $          2.155327  $        2.380944  $        5.350010  $         1.247044
 Maximum unit fair value #*        $        9.095007  $         35.714871  $        6.456377  $        5.831419  $         3.033841
 Contract liability                $       8,312,225  $        23,337,058  $      12,282,958  $         697,845  $          822,531

--------
# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2015

                                                                                                  HARTFORD
                                       HARTFORD         HARTFORD GROWTH                         INTERNATIONAL    HARTFORD SMALL/MID
                                      DISCIPLINED      OPPORTUNITIES HLS     HARTFORD HIGH    OPPORTUNITIES HLS    CAP EQUITY HLS
                                    EQUITY HLS FUND          FUND           YIELD HLS FUND           FUND                FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                   -----------------  -------------------  -----------------  -----------------  ------------------
ASSETS:
 Investments, at market value
    class 1                        $              --  $                --  $              --  $              --  $               --
    class 2                                       --                   --                 --                 --                  --
    class A                                       --                   --                 --                 --                  --
    class ADM                                     --                   --                 --                 --                  --
    class B                                       --                   --                 --                 --                  --
    class I                                       --                   --                 --                 --                  --
    class IA                              66,199,012          104,503,024         47,360,357        163,723,179          13,775,012
    class IB                              17,618,372           24,354,803         12,955,634         26,608,958           2,711,373
    class II                                      --                   --                 --                 --                  --
    class INIT                                    --                   --                 --                 --                  --
    class INV                                     --                   --                 --                 --                  --
    class S1                                      --                   --                 --                 --                  --
    class S2                                      --                   --                 --                 --                  --
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                                    --                   --                 --                 --                  --
    class - N/A                                   --                   --                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
     Total investments                    83,817,384          128,857,827         60,315,991        190,332,137          16,486,385
  Due from Sponsor Company                        --                   --                 --                 --                  --
  Receivable for fund shares sold             20,964               27,997             15,489             74,152                 705
  Other assets                                     2                   10                  2                  6                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total assets                             83,838,350          128,885,834         60,331,482        190,406,295          16,487,090
                                   -----------------  -------------------  -----------------  -----------------  ------------------

LIABILITIES:
  Due to Sponsor Company                      20,964               27,997             15,489             74,178                 705
  Payable for fund shares purchased               --                   --                 --                 --                  --
  Other liabilities                               --                   --                 --                 13                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total liabilities                            20,964               27,997             15,489             74,191                 705
                                   -----------------  -------------------  -----------------  -----------------  ------------------

NET ASSETS:
 For contract liabilities          $      83,817,386  $       128,857,837  $      60,315,993  $     190,332,104  $       16,486,385
                                   =================  ===================  =================  =================  ==================

CONTRACT LIABILITIES:
    class 1                                       --                   --                 --                 --                  --
    class 2                                       --                   --                 --                 --                  --
    class A                                       --                   --                 --                 --                  --
    class ADM                                     --                   --                 --                 --                  --
    class B                                       --                   --                 --                 --                  --
    class I                                       --                   --                 --                 --                  --
    class IA                              66,199,016          104,503,032         47,360,360        163,723,147          13,775,012
    class IB                              17,618,370           24,354,805         12,955,633         26,608,957           2,711,373
    class II                                      --                   --                 --                 --                  --
    class INIT                                    --                   --                 --                 --                  --
    class INV                                     --                   --                 --                 --                  --
    class S1                                      --                   --                 --                 --                  --
    class S2                                      --                   --                 --                 --                  --
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                                    --                   --                 --                 --                  --
    class - N/A                                   --                   --                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total contract liabilities        $      83,817,386  $       128,857,837  $      60,315,993  $     190,332,104  $       16,486,385
                                   =================  ===================  =================  =================  ==================

SHARES:
    class 1                                       --                   --                 --                 --                  --
    class 2                                       --                   --                 --                 --                  --
    class A                                       --                   --                 --                 --                  --
    class ADM                                     --                   --                 --                 --                  --
    class B                                       --                   --                 --                 --                  --
    class I                                       --                   --                 --                 --                  --
    class IA                               4,248,974            2,997,792          6,272,895         11,537,926           1,848,995
    class IB                               1,139,610              721,410          1,743,692          1,852,992             366,402
    class II                                      --                   --                 --                 --                  --
    class INIT                                    --                   --                 --                 --                  --
    class INV                                     --                   --                 --                 --                  --
    class S1                                      --                   --                 --                 --                  --
    class S2                                      --                   --                 --                 --                  --
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                                    --                   --                 --                 --                  --
    class - N/A                                   --                   --                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total shares                              5,388,584            3,719,202          8,016,587         13,390,918           2,215,397
                                   =================  ===================  =================  =================  ==================

COST                               $      76,348,517  $       125,669,961  $      72,339,659  $     154,195,712  $       19,354,233
                                   =================  ===================  =================  =================  ==================

DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            34,782,389           39,861,727         27,049,047         79,544,362           1,061,180
 Minimum unit fair value #*        $        1.503641  $          2.588585  $        1.673742  $        1.147890  $        14.203900
 Maximum unit fair value #*        $       25.599899  $         29.084931  $       19.112759  $       17.186883  $        25.250605
 Contract liability                $      82,251,472  $       127,184,648  $      59,120,861  $     186,176,001  $       16,242,496

CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               720,707              546,129            575,756          1,631,229              15,741
 Minimum unit fair value #*        $        1.692884  $          2.897763  $        1.884322  $        1.269262  $        15.439467
 Maximum unit fair value #*        $        2.488807  $          3.188072  $        2.134933  $        3.392686  $        15.680848
 Contract liability                $       1,565,914  $         1,673,189  $       1,195,132  $       4,156,103  $          243,889

                                                                               HARTFORD        HARTFORD SMALL
                                    HARTFORD MIDCAP    HARTFORD MIDCAP        ULTRASHORT         COMPANY HLS     HARTFORD SMALLCAP
                                       HLS FUND        VALUE HLS FUND        BOND HLS FUND          FUND          GROWTH HLS FUND
                                      SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                   -----------------  -------------------  -----------------  -----------------  ------------------
ASSETS:
 Investments, at market value
    class 1                        $              --  $                --  $              --  $              --  $               --
    class 2                                       --                   --                 --                 --                  --
    class A                                       --                   --                 --                 --                  --
    class ADM                                     --                   --                 --                 --                  --
    class B                                       --                   --                 --                 --                  --
    class I                                       --                   --                 --                 --                  --
    class IA                             146,192,336           80,520,259         60,456,143         69,229,725          45,228,733
    class IB                               3,402,253           18,286,472         13,287,086         10,911,243          12,434,677
    class II                                      --                   --                 --                 --                  --
    class INIT                                    --                   --                 --                 --                  --
    class INV                                     --                   --                 --                 --                  --
    class S1                                      --                   --                 --                 --                  --
    class S2                                      --                   --                 --                 --                  --
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                                    --                   --                 --                 --                  --
    class - N/A                                   --                   --                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
     Total investments                   149,594,589           98,806,731         73,743,229         80,140,968          57,663,410
  Due from Sponsor Company                        --                   --                 --                 --                  --
  Receivable for fund shares sold             56,917               38,404             65,054             20,301              23,280
  Other assets                                    --                    3                 --                  4                   7
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total assets                            149,651,506           98,845,138         73,808,283         80,161,273          57,686,697
                                   -----------------  -------------------  -----------------  -----------------  ------------------

LIABILITIES:
  Due to Sponsor Company                      56,917               38,404             65,076             20,301              23,280
  Payable for fund shares purchased               --                   --                 --                 --                  --
  Other liabilities                                1                   --                 18                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total liabilities                            56,918               38,404             65,094             20,301              23,280
                                   -----------------  -------------------  -----------------  -----------------  ------------------

NET ASSETS:
 For contract liabilities          $     149,594,588  $        98,806,734  $      73,743,189  $      80,140,972  $       57,663,417
                                   =================  ===================  =================  =================  ==================

CONTRACT LIABILITIES:
    class 1                                       --                   --                 --                 --                  --
    class 2                                       --                   --                 --                 --                  --
    class A                                       --                   --                 --                 --                  --
    class ADM                                     --                   --                 --                 --                  --
    class B                                       --                   --                 --                 --                  --
    class I                                       --                   --                 --                 --                  --
    class IA                             146,192,335           80,520,262         60,456,097         69,229,728          45,228,737
    class IB                               3,402,253           18,286,472         13,287,092         10,911,244          12,434,680
    class II                                      --                   --                 --                 --                  --
    class INIT                                    --                   --                 --                 --                  --
    class INV                                     --                   --                 --                 --                  --
    class S1                                      --                   --                 --                 --                  --
    class S2                                      --                   --                 --                 --                  --
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                                    --                   --                 --                 --                  --
    class - N/A                                   --                   --                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total contract liabilities        $     149,594,588  $        98,806,734  $      73,743,189  $      80,140,972  $       57,663,417
                                   =================  ===================  =================  =================  ==================

SHARES:
    class 1                                       --                   --                 --                 --                  --
    class 2                                       --                   --                 --                 --                  --
    class A                                       --                   --                 --                 --                  --
    class ADM                                     --                   --                 --                 --                  --
    class B                                       --                   --                 --                 --                  --
    class I                                       --                   --                 --                 --                  --
    class IA                               4,343,207            6,530,434          6,051,666          3,951,468           1,814,230
    class IB                                 102,756            1,493,993          1,332,707            662,492             510,036
    class II                                      --                   --                 --                 --                  --
    class INIT                                    --                   --                 --                 --                  --
    class INV                                     --                   --                 --                 --                  --
    class S1                                      --                   --                 --                 --                  --
    class S2                                      --                   --                 --                 --                  --
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                                    --                   --                 --                 --                  --
    class - N/A                                   --                   --                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total shares                              4,445,963            8,024,427          7,384,373          4,613,960           2,324,266
                                   =================  ===================  =================  =================  ==================

COST                               $      89,032,173  $        92,800,087  $      73,866,741  $      76,996,347  $       53,135,413
                                   =================  ===================  =================  =================  ==================

DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            19,952,291           35,650,156         47,211,481         24,641,792          20,542,799
 Minimum unit fair value #*        $        2.594857  $          2.355320  $        0.495120  $        1.247626  $         2.217994
 Maximum unit fair value #*        $       24.901925  $         27.819215  $        9.656389  $       22.734042  $        30.532323
 Contract liability                $     146,534,470  $        97,577,114  $      71,797,705  $      79,320,393  $       57,007,878

CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               416,863              434,970          1,248,172            237,266             251,137
 Minimum unit fair value #*        $        2.869322  $          2.645923  $        0.549512  $        1.379692  $         2.482962
 Maximum unit fair value #*        $        8.018448  $         18.751992  $        3.290506  $        4.169747  $         2.664567
 Contract liability                $       3,060,118  $         1,229,620  $       1,945,484  $         820,579  $          655,539

--------
# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2015

                                                         HARTFORD U.S.
                                                          GOVERNMENT                            HUNTINGTON VA
                                    HARTFORD STOCK      SECURITIES HLS      HARTFORD VALUE    DIVIDEND CAPTURE     HUNTINGTON VA
                                       HLS FUND              FUND              HLS FUND             FUND             SITUS FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                   -----------------  -------------------  -----------------  -----------------  ------------------
ASSETS:
 Investments, at market value
    class 1                        $              --  $                --  $              --  $              --  $               --
    class 2                                       --                   --                 --                 --                  --
    class A                                       --                   --                 --                 --                  --
    class ADM                                     --                   --                 --                 --                  --
    class B                                       --                   --                 --                 --                  --
    class I                                       --                   --                 --                 --                  --
    class IA                             458,296,285           82,966,209         65,375,794                 --                  --
    class IB                              36,690,792           17,586,730         13,599,854                 --                  --
    class II                                      --                   --                 --                 --                  --
    class INIT                                    --                   --                 --                 --                  --
    class INV                                     --                   --                 --                 --                  --
    class S1                                      --                   --                 --                 --                  --
    class S2                                      --                   --                 --                 --                  --
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                                    --                   --                 --                 --                  --
    class - N/A                                   --                   --                 --          7,046,106           3,369,023
                                   -----------------  -------------------  -----------------  -----------------  ------------------
     Total investments                   494,987,077          100,552,939         78,975,648          7,046,106           3,369,023
  Due from Sponsor Company                        --                   --                 --                 --                  --
  Receivable for fund shares sold            805,917              100,672             33,940             13,105               5,765
  Other assets                                    21                    1                 --                  2                   1
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total assets                            495,793,015          100,653,612         79,009,588          7,059,213           3,374,789
                                   -----------------  -------------------  -----------------  -----------------  ------------------

LIABILITIES:
  Due to Sponsor Company                     805,931              100,698             33,940             13,105               5,765
  Payable for fund shares purchased               --                   --                 --                 --                  --
  Other liabilities                                1                   20                 11                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total liabilities                           805,932              100,718             33,951             13,105               5,765
                                   -----------------  -------------------  -----------------  -----------------  ------------------

NET ASSETS:
 For contract liabilities          $     494,987,083  $       100,552,894  $      78,975,637  $       7,046,108  $        3,369,024
                                   =================  ===================  =================  =================  ==================

CONTRACT LIABILITIES:
    class 1                        $              --  $                --  $              --  $              --  $               --
    class 2                                       --                   --                 --                 --                  --
    class A                                       --                   --                 --                 --                  --
    class ADM                                     --                   --                 --                 --                  --
    class B                                       --                   --                 --                 --                  --
    class I                                       --                   --                 --                 --                  --
    class IA                             458,296,287           82,966,163         65,375,782                 --                  --
    class IB                              36,690,796           17,586,731         13,599,855                 --                  --
    class II                                      --                   --                 --                 --                  --
    class INIT                                    --                   --                 --                 --                  --
    class INV                                     --                   --                 --                 --                  --
    class S1                                      --                   --                 --                 --                  --
    class S2                                      --                   --                 --                 --                  --
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                                    --                   --                 --                 --                  --
    class - N/A                                   --                   --                 --          7,046,108           3,369,024
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total contract liabilities        $     494,987,083  $       100,552,894  $      78,975,637  $       7,046,108  $        3,369,024
                                   =================  ===================  =================  =================  ==================

SHARES:
    class 1                                       --                   --                 --                 --                  --
    class 2                                       --                   --                 --                 --                  --
    class A                                       --                   --                 --                 --                  --
    class ADM                                     --                   --                 --                 --                  --
    class B                                       --                   --                 --                 --                  --
    class I                                       --                   --                 --                 --                  --
    class IA                               7,155,290            8,023,811          4,196,136                 --                  --
    class IB                                 573,025            1,704,141            873,465                 --                  --
    class II                                      --                   --                 --                 --                  --
    class INIT                                    --                   --                 --                 --                  --
    class INV                                     --                   --                 --                 --                  --
    class S1                                      --                   --                 --                 --                  --
    class S2                                      --                   --                 --                 --                  --
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                                    --                   --                 --                 --                  --
    class - N/A                                   --                   --                 --            579,450             194,292
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total shares                              7,728,315            9,727,952          5,069,601            579,450             194,292
                                   =================  ===================  =================  =================  ==================

COST                               $     263,537,529  $       105,316,690  $      55,341,798  $       6,889,737  $        3,909,494
                                   =================  ===================  =================  =================  ==================

DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            87,135,374           80,661,079         39,306,314          3,063,823           1,742,835
 Minimum unit fair value #*        $        1.248056  $          1.048188  $        1.701403  $        1.913646  $         1.780804
 Maximum unit fair value #*        $       34.442057  $         11.786478  $       20.083965  $       20.809772  $        22.596947
 Contract liability                $     479,379,256  $        98,228,360  $      77,463,582  $       6,967,354  $        3,357,886

CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #             1,784,093            1,735,484            743,945             37,459               5,630
 Minimum unit fair value #*        $        1.380116  $          1.173399  $        1.911236  $        2.080084  $         1.952432
 Maximum unit fair value #*        $       31.329065  $         10.867460  $        2.116258  $        2.151928  $         2.009360
 Contract liability                $      15,607,827  $         2,324,534  $       1,512,055  $          78,754  $           11,138

                                   BLACKROCK GLOBAL     BLACKROCK LARGE                         INVESCO V.I.
                                     OPPORTUNITIES      CAP GROWTH V.I.      UIF U.S. REAL       EQUITY AND         UIF MID CAP
                                       V.I. FUND             FUND          ESTATE PORTFOLIO      INCOME FUND      GROWTH PORTFOLIO
                                      SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                   -----------------  -------------------  -----------------  -----------------  ------------------
ASSETS:
 Investments, at market value
    class 1                        $              --  $                --  $              --  $              --  $               --
    class 2                                       --                   --                 --                 --                  --
    class A                                       --                   --                 --                 --                  --
    class ADM                                     --                   --                 --                 --                  --
    class B                                       --                   --                 --                 --                  --
    class I                                   30,341               53,548                 --                 --                  --
    class IA                                      --                   --                 --                 --                  --
    class IB                                      --                   --                 --                 --                  --
    class II                                      --                   --            468,398                 --             337,913
    class INIT                                    --                   --                 --                 --                  --
    class INV                                     --                   --                 --                 --                  --
    class S1                                      --                   --                 --                 --                  --
    class S2                                      --                   --                 --            262,591                  --
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                                    --                   --                 --                 --                  --
    class - N/A                                   --                   --                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
     Total investments                        30,341               53,548            468,398            262,591             337,913
  Due from Sponsor Company                        --                   --                 --                 --                  --
  Receivable for fund shares sold                  2                    3                 --                 --                  --
  Other assets                                    --                   --                  2                 --                   1
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total assets                                 30,343               53,551            468,400            262,591             337,914
                                   -----------------  -------------------  -----------------  -----------------  ------------------

LIABILITIES:
  Due to Sponsor Company                           2                    3                 --                  9                  --
  Payable for fund shares purchased               --                   --                 --                 --                  --
  Other liabilities                               --                   --                 --                  3                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total liabilities                                 2                    3                 --                 12                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------

NET ASSETS:
 For contract liabilities          $          30,341  $            53,548  $         468,400  $         262,579  $          337,914
                                   =================  ===================  =================  =================  ==================

CONTRACT LIABILITIES:
    class 1                        $              --  $                --  $              --  $              --  $               --
    class 2                                       --                   --                 --                 --                  --
    class A                                       --                   --                 --                 --                  --
    class ADM                                     --                   --                 --                 --                  --
    class B                                       --                   --                 --                 --                  --
    class I                                   30,341               53,548                 --                 --                  --
    class IA                                      --                   --                 --                 --                  --
    class IB                                      --                   --                 --                 --                  --
    class II                                      --                   --            468,400                 --             337,914
    class INIT                                    --                   --                 --                 --                  --
    class INV                                     --                   --                 --                 --                  --
    class S1                                      --                   --                 --                 --                  --
    class S2                                      --                   --                 --            262,579                  --
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                                    --                   --                 --                 --                  --
    class - N/A                                   --                   --                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total contract liabilities        $          30,341  $            53,548  $         468,400  $         262,579  $          337,914
                                   =================  ===================  =================  =================  ==================

SHARES:
    class 1                                       --                   --                 --                 --                  --
    class 2                                       --                   --                 --                 --                  --
    class A                                       --                   --                 --                 --                  --
    class ADM                                     --                   --                 --                 --                  --
    class B                                       --                   --                 --                 --                  --
    class I                                    1,896                3,940                 --                 --                  --
    class IA                                      --                   --                 --                 --                  --
    class IB                                      --                   --                 --                 --                  --
    class II                                      --                   --             23,234                 --              34,306
    class INIT                                    --                   --                 --                 --                  --
    class INV                                     --                   --                 --                 --                  --
    class S1                                      --                   --                 --                 --                  --
    class S2                                      --                   --                 --             16,249                  --
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                                    --                   --                 --                 --                  --
    class - N/A                                   --                   --                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total shares                                  1,896                3,940             23,234             16,249              34,306
                                   =================  ===================  =================  =================  ==================

COST                               $          27,788  $            45,198  $         434,103  $         255,648  $          390,111
                                   =================  ===================  =================  =================  ==================

DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #                 5,759               30,329             29,634             16,646              21,141
 Minimum unit fair value #*        $        1.467442  $          1.580319  $       15.806095  $       15.774315  $        15.983940
 Maximum unit fair value #*        $       17.084505  $          1.790742  $       15.806095  $       15.774315  $        15.983940
 Contract liability                $          30,341  $            53,548  $         468,400  $         262,579  $          337,914

CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                    --                   --                 --                 --                  --
 Minimum unit fair value #*        $              --  $                --  $              --  $              --  $               --
 Maximum unit fair value #*        $              --  $                --  $              --  $              --  $               --
 Contract liability                $              --  $                --  $              --  $              --  $               --

--------
# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2015


                                   COLUMBIA VARIABLE    COLUMBIA VARIABLE  COLUMBIA VARIABLE      VARIABLE        COLUMBIA VARIABLE
                                      PORTFOLIO --     PORTFOLIO -- LARGE      PORTFOLIO          PORTFOLIO          PORTFOLIO
                                     INTERNATIONAL       CAP GROWTH FUND       -- ASSET       -- LOOMIS SAYLES      -- LARGE CAP
                                   OPPORTUNITIES FUND         III           ALLOCATION FUND     GROWTH FUND II     GROWTH FUND II
                                     SUB-ACCOUNT (5)     SUB-ACCOUNT (6)      SUB-ACCOUNT       SUB-ACCOUNT (7)    SUB-ACCOUNT (8)
                                   ------------------  ------------------  -----------------  -----------------  ------------------
ASSETS:
 Investments, at market value
    class 1                        $               --  $       19,249,173  $       2,280,516  $      11,645,365  $        2,889,549
    class 2                                 6,103,873                  --                 --                 --                  --
    class A                                        --                  --                 --                 --                  --
    class ADM                                      --                  --                 --                 --                  --
    class B                                        --                  --                 --                 --                  --
    class I                                        --                  --                 --                 --                  --
    class IA                                       --                  --                 --                 --                  --
    class IB                                       --                  --                 --                 --                  --
    class II                                       --                  --                 --                 --                  --
    class INIT                                     --                  --                 --                 --                  --
    class INV                                      --                  --                 --                 --                  --
    class S1                                       --                  --                 --                 --                  --
    class S2                                       --                  --                 --                 --                  --
    class SRV                                      --                  --                 --                 --                  --
    class SRV2                                     --                  --                 --                 --                  --
    class - N/A                                    --                  --                 --                 --                  --
                                   ------------------  ------------------  -----------------  -----------------  ------------------
     Total investments                      6,103,873          19,249,173          2,280,516         11,645,365           2,889,549
  Due from Sponsor Company                         --                  --                 --                 --                  --
  Receivable for fund shares sold               3,424               1,631                 87              7,299                 416
  Other assets                                      4                  --                 --                 --                   1
                                   ------------------  ------------------  -----------------  -----------------  ------------------
 Total assets                               6,107,301          19,250,804          2,280,603         11,652,664           2,889,966
                                   ------------------  ------------------  -----------------  -----------------  ------------------

LIABILITIES:
  Due to Sponsor Company                        3,424               1,631                 87              7,299                 416
  Payable for fund shares purchased                --                  --                 --                 --                  --
  Other liabilities                                --                   1                  1                  3                  --
                                   ------------------  ------------------  -----------------  -----------------  ------------------
 Total liabilities                              3,424               1,632                 88              7,302                 416
                                   ------------------  ------------------  -----------------  -----------------  ------------------

NET ASSETS:
 For contract liabilities          $        6,103,877  $       19,249,172  $       2,280,515  $      11,645,362  $        2,889,550
                                   ==================  ==================  =================  =================  ==================

CONTRACT LIABILITIES:
    class 1                        $               --  $       19,249,172  $       2,280,515  $      11,645,362  $        2,889,550
    class 2                                 6,103,877                  --                 --                 --                  --
    class A                                        --                  --                 --                 --                  --
    class ADM                                      --                  --                 --                 --                  --
    class B                                        --                  --                 --                 --                  --
    class I                                        --                  --                 --                 --                  --
    class IA                                       --                  --                 --                 --                  --
    class IB                                       --                  --                 --                 --                  --
    class II                                       --                  --                 --                 --                  --
    class INIT                                     --                  --                 --                 --                  --
    class INV                                      --                  --                 --                 --                  --
    class S1                                       --                  --                 --                 --                  --
    class S2                                       --                  --                 --                 --                  --
    class SRV                                      --                  --                 --                 --                  --
    class SRV2                                     --                  --                 --                 --                  --
    class - N/A                                    --                  --                 --                 --                  --
                                   ------------------  ------------------  -----------------  -----------------  ------------------
 Total contract liabilities        $        6,103,877  $       19,249,172  $       2,280,515  $      11,645,362  $        2,889,550
                                   ==================  ==================  =================  =================  ==================

SHARES:
    class 1                                        --           1,207,602            163,244            461,568             197,104
    class 2                                   347,799                  --                 --                 --                  --
    class A                                        --                  --                 --                 --                  --
    class ADM                                      --                  --                 --                 --                  --
    class B                                        --                  --                 --                 --                  --
    class I                                        --                  --                 --                 --                  --
    class IA                                       --                  --                 --                 --                  --
    class IB                                       --                  --                 --                 --                  --
    class II                                       --                  --                 --                 --                  --
    class INIT                                     --                  --                 --                 --                  --
    class INV                                      --                  --                 --                 --                  --
    class S1                                       --                  --                 --                 --                  --
    class S2                                       --                  --                 --                 --                  --
    class SRV                                      --                  --                 --                 --                  --
    class SRV2                                     --                  --                 --                 --                  --
    class - N/A                                    --                  --                 --                 --                  --
                                   ------------------  ------------------  -----------------  -----------------  ------------------
 Total shares                                 347,799           1,207,602            163,244            461,568             197,104
                                   ==================  ==================  =================  =================  ==================

COST                               $        4,408,461  $       17,487,417  $       2,501,495  $       7,581,935  $        2,299,387
                                   ==================  ==================  =================  =================  ==================

DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              2,971,823           6,689,772          1,378,513          4,257,625           1,744,257
 Minimum unit fair value #*        $         1.553991  $         1.863367  $        1.486726  $        1.667278  $         1.485067
 Maximum unit fair value #*        $        16.289495  $        23.212865  $        1.690305  $       21.906075  $        20.509997
 Contract liability                $        6,053,930  $       18,938,087  $       2,272,899  $      11,394,440  $        2,876,963

CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 23,542             108,056              4,528             91,238               7,480
 Minimum unit fair value #*        $         2.095431  $         2.825753  $        1.658987  $        2.696674  $         1.657098
 Maximum unit fair value #*        $         2.148426  $         2.897275  $        1.690305  $        2.764897  $         1.688280
 Contract liability                $           49,947  $          311,085  $           7,616  $         250,922  $           12,587

                                        COLUMBIA           COLUMBIA
                                   VARIABLE PORTFOLIO  VARIABLE PORTFOLIO  COLUMBIA VARIABLE
                                      -- DIVIDEND          -- INCOME           PORTFOLIO                             PUTNAM VT
                                      OPPORTUNITY        OPPORTUNITIES         -- MID CAP        OPPENHEIMER      SMALL CAP VALUE
                                          FUND               FUND             GROWTH FUND      GLOBAL FUND/VA          FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (9)      SUB-ACCOUNT        SUB-ACCOUNT
                                   ------------------  ------------------  -----------------  -----------------  ------------------
ASSETS:
 Investments, at market value
    class 1                        $        6,476,207  $        4,513,464  $       6,346,055  $              --  $               --
    class 2                                        --                  --                 --                 --                  --
    class A                                        --                  --                 --                 --                  --
    class ADM                                      --                  --                 --                 --                  --
    class B                                        --                  --                 --                 --                  --
    class I                                        --                  --                 --                 --                  --
    class IA                                       --                  --                 --                 --                  --
    class IB                                       --                  --                 --                 --             267,127
    class II                                       --                  --                 --                 --                  --
    class INIT                                     --                  --                 --                 --                  --
    class INV                                      --                  --                 --                 --                  --
    class S1                                       --                  --                 --                 --                  --
    class S2                                       --                  --                 --                 --                  --
    class SRV                                      --                  --                 --            689,020                  --
    class SRV2                                     --                  --                 --                 --                  --
    class - N/A                                    --                  --                 --                 --                  --
                                   ------------------  ------------------  -----------------  -----------------  ------------------
     Total investments                      6,476,207           4,513,464          6,346,055            689,020             267,127
  Due from Sponsor Company                         --                  --                 --                 --                  --
  Receivable for fund shares sold                 321                 424                593                 --                  --
  Other assets                                     --                   1                  1                  2                   1
                                   ------------------  ------------------  -----------------  -----------------  ------------------
 Total assets                               6,476,528           4,513,889          6,346,649            689,022             267,128
                                   ------------------  ------------------  -----------------  -----------------  ------------------

LIABILITIES:
  Due to Sponsor Company                          321                 424                593                 --                   9
  Payable for fund shares purchased                --                  --                 --                 --                  --
  Other liabilities                                --                  --                 --                 --                  --
                                   ------------------  ------------------  -----------------  -----------------  ------------------
 Total liabilities                                321                 424                593                 --                   9
                                   ------------------  ------------------  -----------------  -----------------  ------------------

NET ASSETS:
 For contract liabilities          $        6,476,207  $        4,513,465  $       6,346,056  $         689,022  $          267,119
                                   ==================  ==================  =================  =================  ==================

CONTRACT LIABILITIES:
    class 1                        $        6,476,207  $        4,513,465  $       6,346,056  $              --  $               --
    class 2                                        --                  --                 --                 --                  --
    class A                                        --                  --                 --                 --                  --
    class ADM                                      --                  --                 --                 --                  --
    class B                                        --                  --                 --                 --                  --
    class I                                        --                  --                 --                 --                  --
    class IA                                       --                  --                 --                 --                  --
    class IB                                       --                  --                 --                 --             267,119
    class II                                       --                  --                 --                 --                  --
    class INIT                                     --                  --                 --                 --                  --
    class INV                                      --                  --                 --                 --                  --
    class S1                                       --                  --                 --                 --                  --
    class S2                                       --                  --                 --                 --                  --
    class SRV                                      --                  --                 --            689,022                  --
    class SRV2                                     --                  --                 --                 --                  --
    class - N/A                                    --                  --                 --                 --                  --
                                   ------------------  ------------------  -----------------  -----------------  ------------------
 Total contract liabilities        $        6,476,207  $        4,513,465  $       6,346,056  $         689,022  $          267,119
                                   ==================  ==================  =================  =================  ==================

SHARES:
    class 1                                   332,796             559,289            309,564                 --                  --
    class 2                                        --                  --                 --                 --                  --
    class A                                        --                  --                 --                 --                  --
    class ADM                                      --                  --                 --                 --                  --
    class B                                        --                  --                 --                 --                  --
    class I                                        --                  --                 --                 --                  --
    class IA                                       --                  --                 --                 --                  --
    class IB                                       --                  --                 --                 --              19,094
    class II                                       --                  --                 --                 --                  --
    class INIT                                     --                  --                 --                 --                  --
    class INV                                      --                  --                 --                 --                  --
    class S1                                       --                  --                 --                 --                  --
    class S2                                       --                  --                 --                 --                  --
    class SRV                                      --                  --                 --             18,330                  --
    class SRV2                                     --                  --                 --                 --                  --
    class - N/A                                    --                  --                 --                 --                  --
                                   ------------------  ------------------  -----------------  -----------------  ------------------
 Total shares                                 332,796             559,289            309,564             18,330              19,094
                                   ==================  ==================  =================  =================  ==================

COST                               $        4,890,910  $        5,208,768  $       4,909,210  $         648,885  $          312,805
                                   ==================  ==================  =================  =================  ==================

DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #                513,264             434,218            473,374             46,947              20,828
 Minimum unit fair value #*        $        12.033741  $         9.934939  $       12.938596  $       14.676617  $        12.825188
 Maximum unit fair value #*        $        12.756826  $        10.257794  $       13.396280  $       14.676617  $        12.825188
 Contract liability                $        6,447,324  $        4,408,777  $       6,258,518  $         689,022  $          267,119

CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  2,274              10,222              6,553                 --                  --
 Minimum unit fair value #*        $        12.667815  $        10.215098  $       13.340524  $              --  $               --
 Maximum unit fair value #*        $        12.756826  $        10.257794  $       13.396280  $              --  $               --
 Contract liability                $           28,883  $          104,688  $          87,538  $              --  $               --

--------
# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(5) Formerly Columbia Variable Portfolio -- Marsico International Opportunities Fund. Change effective May 1, 2015.
(6) Formerly Columbia Variable Portfolio -- Marsico Focused Equities Fund. Change effective November 20, 2015.
(7) Formerly Columbia Variable Portfolio -- Marsico Growth Fund. Change effective November 20, 2015.
(8) Formerly Columbia Variable Portfolio -- Marsico 21st Century Fund. Change effective November 20, 2015.
(9) Formerly Columbia Variable Portfolio -- Mid Cap Growth Opportunity Fund. Change effective May 1, 2015.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2015

                                     PIMCO VIT REAL      PIONEER FUND       PIONEER MID CAP
                                         RETURN               VCT              VALUE VCT        JENNISON 20/20
                                        PORTFOLIO          PORTFOLIO           PORTFOLIO          FOCUS FUND        JENNISON FUND
                                       SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                   -----------------  -------------------  -----------------  -----------------  ------------------
ASSETS:
 Investments, at market value
    class 1                        $              --  $                --  $              --  $              --  $               --
    class 2                                       --                   --                 --                 --                  --
    class A                                       --                   --                 --                 --                  --
    class ADM                                776,197                   --                 --                 --                  --
    class B                                       --                   --                 --                 --                  --
    class I                                       --                   --                 --                 --                  --
    class IA                                      --                   --                 --                 --                  --
    class IB                                      --                   --                 --                 --                  --
    class II                                      --            9,596,668            191,648             95,973             624,304
    class INIT                                    --                   --                 --                 --                  --
    class INV                                     --                   --                 --                 --                  --
    class S1                                      --                   --                 --                 --                  --
    class S2                                      --                   --                 --                 --                  --
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                                    --                   --                 --                 --                  --
    class - N/A                                   --                   --                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
     Total investments                       776,197            9,596,668            191,648             95,973             624,304
  Due from Sponsor Company                        --                   --                 --                 --                  --
  Receivable for fund shares sold                 --                9,824                 --                  4                  24
  Other assets                                    --                   --                 --                  1                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total assets                                776,197            9,606,492            191,648             95,978             624,328
                                   -----------------  -------------------  -----------------  -----------------  ------------------
LIABILITIES:
  Due to Sponsor Company                          --                9,824                  7                  4                  24
  Payable for fund shares purchased               --                   --                 --                 --                  --
  Other liabilities                               22                   --                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total liabilities                                22                9,824                  7                  4                  24
                                   -----------------  -------------------  -----------------  -----------------  ------------------
NET ASSETS:
 For contract liabilities          $         776,175  $         9,596,668  $         191,641  $          95,974  $          624,304
                                   =================  ===================  =================  =================  ==================
CONTRACT LIABILITIES:
    class 1                        $              --  $                --  $              --  $              --  $               --
    class 2                                       --                   --                 --                 --                  --
    class A                                       --                   --                 --                 --                  --
    class ADM                                776,175                   --                 --                 --                  --
    class B                                       --                   --                 --                 --                  --
    class I                                       --                   --                 --                 --                  --
    class IA                                      --                   --                 --                 --                  --
    class IB                                      --                   --                 --                 --                  --
    class II                                      --            9,596,668            191,641             95,974             624,304
    class INIT                                    --                   --                 --                 --                  --
    class INV                                     --                   --                 --                 --                  --
    class S1                                      --                   --                 --                 --                  --
    class S2                                      --                   --                 --                 --                  --
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                                    --                   --                 --                 --                  --
    class - N/A                                   --                   --                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total contract liabilities        $         776,175  $         9,596,668  $         191,641  $          95,974  $          624,304
                                   =================  ===================  =================  =================  ==================

SHARES:
    class 1                                       --                   --                 --                 --                  --
    class 2                                       --                   --                 --                 --                  --
    class A                                       --                   --                 --                 --                  --
    class ADM                                 65,063                   --                 --                 --                  --
    class B                                       --                   --                 --                 --                  --
    class I                                       --                   --                 --                 --                  --
    class IA                                      --                   --                 --                 --                  --
    class IB                                      --                   --                 --                 --                  --
    class II                                      --              484,925             10,249              4,219              14,128
    class INIT                                    --                   --                 --                 --                  --
    class INV                                     --                   --                 --                 --                  --
    class S1                                      --                   --                 --                 --                  --
    class S2                                      --                   --                 --                 --                  --
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                                    --                   --                 --                 --                  --
    class - N/A                                   --                   --                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total shares                                 65,063              484,925             10,249              4,219              14,128
                                   =================  ===================  =================  =================  ==================

COST                               $         849,857  $        10,325,054  $         206,103  $          50,546  $          342,175
                                   =================  ===================  =================  =================  ==================

DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #                58,126            6,059,481             13,072             45,395             488,946
 Minimum unit fair value #*        $       13.353479  $          1.440746  $       14.660195  $        2.084739  $         1.205244
 Maximum unit fair value #*        $       13.353479  $          1.621117  $       14.660195  $        2.216834  $         1.708555
 Contract liability                $         776,175  $         9,459,152  $         191,641  $          95,974  $          624,304

CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                    --               87,333                 --                 --                  --
 Minimum unit fair value #*        $              --  $          1.571962  $              --  $              --  $               --
 Maximum unit fair value #*        $              --  $          1.604568  $              --  $              --  $               --
 Contract liability                $              --  $           137,516  $              --  $              --  $               --

                                                         PRUDENTIAL SP                                            VICTORY VARIABLE
                                                         INTERNATIONAL           ROYCE           LEGG MASON           INSURANCE
                                    PRUDENTIAL VALUE        GROWTH             SMALL-CAP         CLEARBRIDGE         DIVERSIFIED
                                        PORTFOLIO          PORTFOLIO           PORTFOLIO      APPRECIATION FUND      STOCK FUND
                                       SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                   -----------------  -------------------  -----------------  -----------------  ------------------
ASSETS:
 Investments, at market value
    class 1                        $              --  $                --  $              --  $              --  $               --
    class 2                                       --                   --                 --                 --                  --
    class A                                       --                   --                 --            242,146             376,177
    class ADM                                     --                   --                 --                 --                  --
    class B                                       --                   --                 --                 --                  --
    class I                                       --                   --                 --                 --                  --
    class IA                                      --                   --                 --                 --                  --
    class IB                                      --                   --                 --                 --                  --
    class II                                 390,205               46,044                 --                 --                  --
    class INIT                                    --                   --                 --                 --                  --
    class INV                                     --                   --            538,526                 --                  --
    class S1                                      --                   --                 --                 --                  --
    class S2                                      --                   --                 --                 --                  --
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                                    --                   --                 --                 --                  --
    class - N/A                                   --                   --                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
     Total investments                       390,205               46,044            538,526            242,146             376,177
  Due from Sponsor Company                        --                   --                 --                 --                  --
  Receivable for fund shares sold                 18                    2                  2                  7                  11
  Other assets                                    --                   --                 --                 --                   1
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total assets                                390,223               46,046            538,528            242,153             376,189
                                   -----------------  -------------------  -----------------  -----------------  ------------------
LIABILITIES:
  Due to Sponsor Company                          18                    2                  2                  7                  17
  Payable for fund shares purchased               --                   --                 --                 --                  --
  Other liabilities                               --                    1                 --                 --                   1
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total liabilities                                18                    3                  2                  7                  18
                                   -----------------  -------------------  -----------------  -----------------  ------------------
NET ASSETS:
 For contract liabilities          $         390,205  $            46,043  $         538,526  $         242,146  $          376,171
                                   =================  ===================  =================  =================  ==================
CONTRACT LIABILITIES:
    class 1                        $              --  $                --  $              --  $              --  $               --
    class 2                                       --                   --                 --                 --                  --
    class A                                       --                   --                 --             242,146             376,171
    class ADM                                     --                   --                 --                 --                  --
    class B                                       --                   --                 --                 --                  --
    class I                                       --                   --                 --                 --                  --
    class IA                                      --                   --                 --                 --                  --
    class IB                                      --                   --                 --                 --                  --
    class II                                 390,205               46,043                 --                 --                  --
    class INIT                                    --                   --                 --                 --                  --
    class INV                                     --                   --            538,526                 --                  --
    class S1                                      --                   --                 --                 --                  --
    class S2                                      --                   --                 --                 --                  --
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                                    --                   --                 --                 --                  --
    class - N/A                                   --                   --                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total contract liabilities        $         390,205  $            46,043  $         538,526  $         242,146  $          376,171
                                   =================  ===================  =================  =================  ==================

SHARES:
    class 1                                       --                   --                 --                 --                  --
    class 2                                       --                   --                 --                 --                  --
    class A                                       --                   --                 --             12,193              29,504
    class ADM                                     --                   --                 --                 --                  --
    class B                                       --                   --                 --                 --                  --
    class I                                       --                   --                 --                 --                  --
    class IA                                      --                   --                 --                 --                  --
    class IB                                      --                   --                 --                 --                  --
    class II                                  16,131                7,661                 --                 --                  --
    class INIT                                    --                   --                 --                 --                  --
    class INV                                     --                   --             63,882                 --                  --
    class S1                                      --                   --                 --                 --                  --
    class S2                                      --                   --                 --                 --                  --
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                                    --                   --                 --                 --                  --
    class - N/A                                   --                   --                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total shares                                 16,131                7,661             63,882             12,193              29,504
                                   =================  ===================  =================  =================  ==================

COST                               $         315,114  $            40,692  $         654,360  $         104,661  $          328,992
                                   =================  ===================  =================  =================  ==================

DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #               162,652               41,194             37,555              9,562              23,417
 Minimum unit fair value #*        $        1.572872  $          1.061506  $       14.339485  $       25.324321  $        14.564523
 Maximum unit fair value #*        $       20.175000  $          1.137329  $       14.339485  $       25.324321  $        16.422075
 Contract liability                $         390,205  $            46,043  $         538,526  $         242,146  $          376,171

CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                    --                   --                 --                 --                  --
 Minimum unit fair value #*        $              --  $                --  $              --  $              --  $               --
 Maximum unit fair value #*        $              --  $                --  $              --  $              --  $               --
 Contract liability                $              --  $                --  $              --  $              --  $               --

--------
# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
DECEMBER 31, 2015

                                                          INVESCO V.I.       WELLS FARGO VT    WELLS FARGO VT      WELLS FARGO VT
                                       INVESCO V.I.        AMERICAN           INDEX ASSET       TOTAL RETURN      INTRINSIC VALUE
                                     COMSTOCK FUND      FRANCHISE FUND      ALLOCATION FUND       BOND FUND             FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (10)   SUB-ACCOUNT (11)    SUB-ACCOUNT (12)
                                   -----------------  -------------------  -----------------  -----------------  ------------------
ASSETS:
 Investments, at market value
    class 1                        $              --  $                --  $              --  $              --  $               --
    class 2                                       --                   --             14,183             11,702               2,339
    class A                                       --                   --                 --                 --                  --
    class ADM                                     --                   --                 --                 --                  --
    class B                                       --                   --                 --                 --                  --
    class I                                       --                   --                 --                 --                  --
    class IA                                      --                   --                 --                 --                  --
    class IB                                      --                   --                 --                 --                  --
    class II                                      --                   --                 --                 --                  --
    class INIT                                    --                   --                 --                 --                  --
    class INV                                     --                   --                 --                 --                  --
    class S1                                      --            1,610,155                 --                 --                  --
    class S2                                 162,113                   --                 --                 --                  --
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                                    --                   --                 --                 --                  --
    class - N/A                                   --                   --                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
     Total investments                       162,113            1,610,155             14,183             11,702               2,339
  Due from Sponsor Company                        --                   --                 --                 --                  --
  Receivable for fund shares sold                 --                   77                  1                  1                  --
  Other assets                                    --                   --                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total assets                                162,113            1,610,232             14,184             11,703               2,339
                                   -----------------  -------------------  -----------------  -----------------  ------------------

LIABILITIES:
  Due to Sponsor Company                           6                   77                  1                  1                  --
  Payable for fund shares purchased               --                   --                 --                 --                  --
  Other liabilities                                1                    1                 --                 --                   1
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total liabilities                                 7                   78                  1                  1                   1
                                   -----------------  -------------------  -----------------  -----------------  ------------------

NET ASSETS:
 For contract liabilities          $         162,106  $         1,610,154  $          14,183  $          11,702  $            2,338
                                   =================  ===================  =================  =================  ==================

CONTRACT LIABILITIES:
    class 1                        $              --  $                --  $              --  $              --  $               --
    class 2                                       --                   --             14,183             11,702               2,338
    class A                                       --                   --                 --                 --                  --
    class ADM                                     --                   --                 --                 --                  --
    class B                                       --                   --                 --                 --                  --
    class I                                       --                   --                 --                 --                  --
    class IA                                      --                   --                 --                 --                  --
    class IB                                      --                   --                 --                 --                  --
    class II                                      --                   --                 --                 --                  --
    class INIT                                    --                   --                 --                 --                  --
    class INV                                     --                   --                 --                 --                  --
    class S1                                      --            1,610,154                 --                 --                  --
    class S2                                 162,106                   --                 --                 --                  --
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                                    --                   --                 --                 --                  --
    class - N/A                                   --                   --                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total contract liabilities        $         162,106  $         1,610,154  $          14,183  $          11,702  $            2,338
                                   =================  ===================  =================  =================  ==================

SHARES:
    class 1                                       --                   --                 --                 --                  --
    class 2                                       --                   --                768              1,126                 134
    class A                                       --                   --                 --                 --                  --
    class ADM                                     --                   --                 --                 --                  --
    class B                                       --                   --                 --                 --                  --
    class I                                       --                   --                 --                 --                  --
    class IA                                      --                   --                 --                 --                  --
    class IB                                      --                   --                 --                 --                  --
    class II                                      --                   --                 --                 --                  --
    class INIT                                    --                   --                 --                 --                  --
    class INV                                     --                   --                 --                 --                  --
    class S1                                      --               28,101                 --                 --                  --
    class S2                                   9,258                   --                 --                 --                  --
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                                    --                   --                 --                 --                  --
    class - N/A                                   --                   --                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total shares                                  9,258               28,101                768              1,126                 134
                                   =================  ===================  =================  =================  ==================

COST                               $         144,316  $         1,284,535  $          10,003  $          11,439  $            2,038
                                   =================  ===================  =================  =================  ==================

DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #                10,726              107,763              7,616              7,708               1,350
 Minimum unit fair value #*        $       15.114185  $         14.554192  $        1.862327  $        1.507008  $         1.732675
 Maximum unit fair value #*        $       15.114185  $         15.181179  $        1.862327  $        1.557915  $         1.732675
 Contract liability                $         162,106  $         1,605,769  $          14,183  $          11,702  $            2,338

CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                    --                  289                 --                 --                  --
 Minimum unit fair value #*        $              --  $         15.181179  $              --  $              --  $               --
 Maximum unit fair value #*        $              --  $         15.181179  $              --  $              --  $               --
 Contract liability                $              --  $             4,385  $              --  $              --  $               --


                                     WELLS FARGO VT      WELLS FARGO VT      WELLS FARGO VT     WELLS FARGO VT
                                      INTERNATIONAL         SMALL CAP           SMALL CAP         OPPORTUNITY           HIMCO VIT
                                       EQUITY FUND         GROWTH FUND         VALUE FUND            FUND              INDEX FUND
                                    SUB-ACCOUNT (13)    SUB-ACCOUNT (14)    SUB-ACCOUNT (15)   SUB-ACCOUNT (16)        SUB-ACCOUNT
                                   -----------------  -------------------  -----------------  -----------------  ------------------
ASSETS:
 Investments, at market value
    class 1                        $       5,311,130  $         2,557,419  $       3,270,459  $       3,996,961  $               --
    class 2                                       --                1,702                 --                 --                  --
    class A                                       --                   --                 --                 --                  --
    class ADM                                     --                   --                 --                 --                  --
    class B                                       --                   --                 --                 --                  --
    class I                                       --                   --                 --                 --                  --
    class IA                                      --                   --                 --                 --         142,744,989
    class IB                                      --                   --                 --                 --           9,396,284
    class II                                      --                   --                 --                 --                  --
    class INIT                                    --                   --                 --                 --                  --
    class INV                                     --                   --                 --                 --                  --
    class S1                                      --                   --                 --                 --                  --
    class S2                                      --                   --                 --                 --                  --
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                                    --                   --                 --                 --                  --
    class - N/A                                   --                   --                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
     Total investments                     5,311,130            2,559,121          3,270,459          3,996,961         152,141,273
  Due from Sponsor Company                        --                   --                 --                 --                  --
  Receivable for fund shares sold                215                3,238              2,254                432              19,102
  Other assets                                     2                   --                 --                  1                   8
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total assets                              5,311,347            2,562,359          3,272,713          3,997,394         152,160,383
                                   =================  ===================  =================  =================  ==================

LIABILITIES:
  Due to Sponsor Company                         215                3,238              2,254                432              19,119
  Payable for fund shares purchased               --                   --                 --                 --                  --
  Other liabilities                               --                    1                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total liabilities                               215                3,239              2,254                432              19,119
                                   -----------------  -------------------  -----------------  -----------------  ------------------

NET ASSETS:
 For contract liabilities          $       5,311,132  $         2,559,120  $       3,270,459  $       3,996,962  $      152,141,264
                                   =================  ===================  =================  =================  ==================

CONTRACT LIABILITIES:
    class 1                        $       5,311,132  $         2,557,418  $       3,270,459  $       3,996,962  $               --
    class 2                                       --                1,702                 --                 --                  --
    class A                                       --                   --                 --                 --                  --
    class ADM                                     --                   --                 --                 --                  --
    class B                                       --                   --                 --                 --                  --
    class I                                       --                   --                 --                 --                  --
    class IA                                      --                   --                 --                 --         142,744,980
    class IB                                      --                   --                 --                 --           9,396,284
    class II                                      --                   --                 --                 --                  --
    class INIT                                    --                   --                 --                 --                  --
    class INV                                     --                   --                 --                 --                  --
    class S1                                      --                   --                 --                 --                  --
    class S2                                      --                   --                 --                 --                  --
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                                    --                   --                 --                 --                  --
    class - N/A                                   --                   --                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total contract liabilities        $       5,311,132  $         2,559,120  $       3,270,459  $       3,996,962  $      152,141,264
                                   =================  ===================  =================  =================  ==================

SHARES:
    class 1                                1,101,894              293,956            329,020            159,879                  --
    class 2                                       --                  199                 --                 --                  --
    class A                                       --                   --                 --                 --                  --
    class ADM                                     --                   --                 --                 --                  --
    class B                                       --                   --                 --                 --                  --
    class I                                       --                   --                 --                 --                  --
    class IA                                      --                   --                 --                 --           3,488,391
    class IB                                      --                   --                 --                 --             231,607
    class II                                      --                   --                 --                 --                  --
    class INIT                                    --                   --                 --                 --                  --
    class INV                                     --                   --                 --                 --                  --
    class S1                                      --                   --                 --                 --                  --
    class S2                                      --                   --                 --                 --                  --
    class SRV                                     --                   --                 --                 --                  --
    class SRV2                                    --                   --                 --                 --                  --
    class - N/A                                   --                   --                 --                 --                  --
                                   -----------------  -------------------  -----------------  -----------------  ------------------
 Total shares                              1,101,894              294,155            329,020            159,879           3,719,998
                                   =================  ===================  =================  =================  ==================

COST                               $       5,470,534  $         2,276,513  $       2,736,078  $       3,405,423  $      140,266,385
                                   =================  ===================  =================  =================  ==================

DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             3,598,946              143,248            253,113            241,238          27,782,934
 Minimum unit fair value #*        $        1.016487  $          2.271969  $       12.288846  $       15.415377  $         1.282580
 Maximum unit fair value #*        $       14.272302  $         18.012433  $       13.227651  $       16.345729  $        22.386920
 Contract liability                $       5,235,313  $         2,530,216  $       3,252,916  $       3,907,723  $      146,581,042

CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                40,082                1,608              1,329              5,483             791,796
 Minimum unit fair value #*        $        1.883511  $         17.914531  $       13.155723  $       16.274948  $         1.444030
 Maximum unit fair value #*        $        1.907551  $         18.012433  $       13.227651  $       16.274948  $        10.948985
 Contract liability                $          75,819  $            28,904  $          17,543  $          89,239  $        5,560,222

--------
# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(10) Formerly Wells Fargo Advantage VT Index Asset Allocation Fund. Change effective December 15, 2015.
(11) Formerly Wells Fargo Advantage VT Total Return Bond Fund. Change effective December 15, 2015.
(12) Formerly Wells Fargo Advantage VT Intrinsic Value Fund. Change effective December 15, 2015.
(13) Formerly Wells Fargo Advantage VT International Equity Fund. Change effective December 15, 2015.
(14) Formerly Wells Fargo Advantage VT Small Cap Growth Fund. Change effective December 15, 2015.
(15) Formerly Wells Fargo Advantage VT Small Cap Value Fund. Change effective December 15, 2015.
(16) Formerly Wells Fargo Advantage VT Opportunity Fund. Change effective December 15, 2015.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE PERIODS ENDED DECEMBER 31, 2015

                                          AMERICAN
                                         CENTURY VP
                                           CAPITAL            AB VPS                                                INVESCO V.I.
                                        APPRECIATION       INTERNATIONAL    INVESCO V.I. CORE  INVESCO V.I. HIGH    MONEY MARKET
                                            FUND          VALUE PORTFOLIO      EQUITY FUND        YIELD FUND            FUND
                                         SUB-ACCOUNT      SUB-ACCOUNT (1)      SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
 Dividends                            $              --  $           4,971  $          34,976  $         100,949  $           3,589
                                      -----------------  -----------------  -----------------  -----------------  -----------------

EXPENSES:
 Administrative charges                              --                 --                 --               (772)                --
 Mortality and expense risk charges             (52,775)            (2,897)           (43,210)           (27,152)          (460,401)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Total expenses                                (52,775)            (2,897)           (43,210)           (27,924)          (460,401)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net investment income (loss)                  (52,775)             2,074             (8,234)            73,025           (456,812)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
   transactions                                  81,288            (11,647)           138,217            (77,736)                --
 Net realized gain distributions                286,097                 --            319,861                 --                 --
 Change in unrealized appreciation
   (depreciation) during the period            (286,834)            14,121           (668,872)           (78,792)                --
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net gain (loss) on investments                 80,551              2,474           (210,794)          (156,528)                --
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net increase (decrease) in net
    assets resulting from operations  $          27,776  $           4,548  $        (219,028) $         (83,503) $        (456,812)
                                      =================  =================  =================  =================  =================

                                                                                                                  STERLING CAPITAL
                                        AB VPS GROWTH         AB VPS                           STERLING CAPITAL        SPECIAL
                                         AND INCOME        INTERMEDIATE      AMERICAN FUNDS      EQUITY INCOME      OPPORTUNITIES
                                          PORTFOLIO       BOND PORTFOLIO       GROWTH FUND            VIF                VIF
                                       SUB-ACCOUNT (2)    SUB-ACCOUNT (3)      SUB-ACCOUNT      SUB-ACCOUNT (4)    SUB-ACCOUNT (5)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
 Dividends                            $          19,849  $          84,766  $           1,878  $          15,353  $          90,604
                                      -----------------  -----------------  -----------------  -----------------  -----------------

EXPENSES:
 Administrative charges                              --                 --                 --                 --                 --
 Mortality and expense risk charges             (22,907)           (34,347)            (3,667)           (49,162)           (28,268)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Total expenses                                (22,907)           (34,347)            (3,667)           (49,162)           (28,268)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net investment income (loss)                   (3,058)            50,419             (1,789)           (33,809)            62,336
                                      -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
   transactions                                  10,367             (8,722)             3,420           (434,745)         1,048,134
 Net realized gain distributions                     --             75,417             58,262                 --            889,858
 Change in unrealized appreciation
   (depreciation) during the period              (8,639)          (150,487)           (43,966)           717,397         (1,803,544)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net gain (loss) on investments                  1,728            (83,792)            17,716            282,652            134,448
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net increase (decrease) in net
    assets resulting from operations  $          (1,330) $         (33,373) $          15,927  $         248,843  $         196,784
                                      =================  =================  =================  =================  =================

--------
(1) Formerly AllianceBernstein VPS International Value Portfolio. Change effective May 1, 2015.
(2) Formerly AllianceBernstein VPS Growth and Income Portfolio. Change effective May 1, 2015.
(3) Formerly AllianceBernstein VPS Intermediate Bond Portfolio. Change effective May 1, 2015.
(4) Liquidated as of April 24, 2015.
(5) Liquidated as of April 24, 2015.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 2015

                                                                                COLUMBIA
                                                                            VARIABLE PORTFOLIO
                                      STERLING CAPITAL    CALVERT VP SRI        -- SMALL        WELLS FARGO VT     FIDELITY(R) VIP
                                        TOTAL RETURN         BALANCED        COMPANY GROWTH      OMEGA GROWTH       ASSET MANAGER
                                          BOND VIF           PORTFOLIO            FUND               FUND             PORTFOLIO
                                       SUB-ACCOUNT (6)      SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT (7)      SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
 Dividends                            $          53,144  $           1,356  $              --  $              --  $          21,776
                                      -----------------  -----------------  -----------------  -----------------  -----------------

EXPENSES:
 Administrative charges                              --                 --                 --                 --                 --
 Mortality and expense risk charges             (10,543)           (15,496)           (67,250)           (40,445)           (17,182)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Total expenses                                (10,543)           (15,496)           (67,250)           (40,445)           (17,182)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net investment income (loss)                   42,601            (14,140)           (67,250)           (40,445)             4,594
                                      -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
   transactions                                (119,697)            54,975            203,495             27,926             23,608
 Net realized gain distributions                     --              4,877            211,698            454,999            107,096
 Change in unrealized appreciation
   (depreciation) during the period              87,870            (84,379)          (285,811)          (435,693)          (141,111)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net gain (loss) on investments                (31,827)           (24,527)           129,382             47,232            (10,407)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net increase (decrease) in net
    assets resulting from operations  $          10,774  $         (38,667) $          62,132  $           6,787  $          (5,813)
                                      =================  =================  =================  =================  =================

                                                          FIDELITY(R) VIP    FIDELITY(R) VIP    FIDELITY(R) VIP    FIDELITY(R) VIP
                                       FIDELITY(R) VIP     CONTRAFUND(R)        OVERSEAS         FREEDOM 2020       FREEDOM 2030
                                      GROWTH PORTFOLIO       PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
 Dividends                            $          18,223  $         113,722  $          17,899  $           7,513  $           1,839
                                      -----------------  -----------------  -----------------  -----------------  -----------------

EXPENSES:
 Administrative charges                              --                 --                 --                 --                 --
 Mortality and expense risk charges             (83,800)          (138,250)           (16,785)            (5,966)            (1,303)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Total expenses                                (83,800)          (138,250)           (16,785)            (5,966)            (1,303)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net investment income (loss)                  (65,577)           (24,528)             1,114              1,547                536
                                      -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
   transactions                                 265,740            645,553             20,551              2,425                174
 Net realized gain distributions                214,490          1,023,739              1,321              2,033                616
 Change in unrealized appreciation
   (depreciation) during the period              (6,250)        (1,688,088)            12,931            (13,622)            (4,506)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net gain (loss) on investments                473,980            (18,796)            34,803             (9,164)            (3,716)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net increase (decrease) in net
    assets resulting from operations  $         408,403  $         (43,324) $          35,917  $          (7,617) $          (3,180)
                                      =================  =================  =================  =================  =================

--------
(6) Liquidated as of April 24, 2015.
(7) Formerly Wells Fargo Advantage VT Omega Growth Fund. Change effective December 15, 2015.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 2015

                                       FIDELITY(R) VIP    FIDELITY(R) VIP    FIDELITY(R) VIP    FIDELITY(R) VIP    FIDELITY(R) VIP
                                        FREEDOM 2015       FREEDOM 2025      FREEDOM INCOME      FUNDSMANAGER       FUNDSMANAGER
                                          PORTFOLIO          PORTFOLIO          PORTFOLIO        20% PORTFOLIO      70% PORTFOLIO
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
 Dividends                            $           7,728  $          10,083  $             164  $             101  $             185
                                      -----------------  -----------------  -----------------  -----------------  -----------------

EXPENSES:
 Administrative charges                              --                 --                 --                 --                 --
 Mortality and expense risk charges              (6,949)            (7,810)              (116)              (121)              (270)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Total expenses                                 (6,949)            (7,810)              (116)              (121)              (270)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net investment income (loss)                      779              2,273                 48                (20)               (85)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
   transactions                                  17,757              1,164                  2                  7                 39
 Net realized gain distributions                  2,674              3,368                 14                301                480
 Change in unrealized appreciation
   (depreciation) during the period             (29,470)           (18,110)              (261)              (425)              (739)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net gain (loss) on investments                 (9,039)           (13,578)              (245)              (117)              (220)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net increase (decrease) in net
    assets resulting from operations  $          (8,260) $         (11,305) $            (197) $            (137) $            (305)
                                      =================  =================  =================  =================  =================

                                       FIDELITY(R) VIP                          HARTFORD        HARTFORD TOTAL    HARTFORD CAPITAL
                                        FUNDSMANAGER      FRANKLIN INCOME     BALANCED HLS      RETURN BOND HLS     APPRECIATION
                                        85% PORTFOLIO        VIP FUND             FUND               FUND             HLS FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
 Dividends                            $             402  $          76,904  $      15,742,575  $      10,003,322  $      11,524,187
                                      -----------------  -----------------  -----------------  -----------------  -----------------

EXPENSES:
 Administrative charges                              --                 --            (11,901)           (16,260)           (27,947)
 Mortality and expense risk charges                (391)           (20,394)       (11,907,760)        (4,983,022)       (18,782,869)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Total expenses                                   (391)           (20,394)       (11,919,661)        (4,999,282)       (18,810,816)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net investment income (loss)                       11             56,510          3,822,914          5,004,040         (7,286,629)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
   transactions                                    (138)            (4,831)        47,419,221          1,377,705         60,298,126
 Net realized gain distributions                  1,468                 --                 --          7,977,758        258,937,864
 Change in unrealized appreciation
   (depreciation) during the period              (1,207)          (187,053)       (60,680,971)       (21,122,345)      (312,523,561)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net gain (loss) on investments                    123           (191,884)       (13,261,750)       (11,766,882)         6,712,429
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net increase (decrease) in net
    assets resulting from operations  $             134  $        (135,374) $      (9,438,836) $      (6,762,842) $        (574,200)
                                      =================  =================  =================  =================  =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 2015

                                          HARTFORD
                                        DIVIDEND AND         HARTFORD        HARTFORD GLOBAL       HARTFORD        HARTFORD GROWTH
                                         GROWTH HLS       HEALTHCARE HLS       GROWTH HLS         DISCIPLINED       OPPORTUNITIES
                                            FUND               FUND               FUND          EQUITY HLS FUND       HLS FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
 Dividends                            $      10,598,562  $              --  $         423,689  $         619,751  $         134,573
                                      -----------------  -----------------  -----------------  -----------------  -----------------

EXPENSES:
 Administrative charges                         (22,793)                --                 --                 --                 --
 Mortality and expense risk charges          (9,017,882)          (640,548)        (1,346,324)        (1,350,207)        (1,979,986)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Total expenses                             (9,040,675)          (640,548)        (1,346,324)        (1,350,207)        (1,979,986)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net investment income (loss)                1,557,887           (640,548)          (922,635)          (730,456)        (1,845,413)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
   transactions                              30,954,391          3,865,787          5,098,573          6,960,269          3,881,787
 Net realized gain distributions             85,674,088          4,945,379          4,015,301         26,291,683         26,228,956
 Change in unrealized appreciation
   (depreciation) during the period        (134,196,341)        (3,204,807)        (2,486,331)       (27,970,349)       (15,844,574)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net gain (loss) on investments            (17,567,862)         5,606,359          6,627,543          5,281,603         14,266,169
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net increase (decrease) in net
    assets resulting from operations  $     (16,009,975) $       4,965,811  $       5,704,908  $       4,551,147  $      12,420,756
                                      =================  =================  =================  =================  =================

                                                             HARTFORD
                                                           INTERNATIONAL     HARTFORD SMALL/
                                        HARTFORD HIGH      OPPORTUNITIES     MID CAP EQUITY     HARTFORD MIDCAP    HARTFORD MIDCAP
                                       YIELD HLS FUND        HLS FUND           HLS FUND           HLS FUND        VALUE HLS FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
 Dividends                            $       4,491,268  $       2,934,824  $         228,090  $         131,449  $         573,657
                                      -----------------  -----------------  -----------------  -----------------  -----------------

EXPENSES:
 Administrative charges                              --             (6,455)                --                 --                 --
 Mortality and expense risk charges          (1,095,284)        (2,997,137)          (294,151)        (2,097,990)        (1,671,447)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Total expenses                             (1,095,284)        (3,003,592)          (294,151)        (2,097,990)        (1,671,447)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net investment income (loss)                3,395,984            (68,768)           (66,061)        (1,966,541)        (1,097,790)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
   transactions                              (1,874,498)         9,390,875           (108,116)        11,872,718          4,003,285
 Net realized gain distributions                     --                 --          3,123,732         18,514,708         15,317,242
 Change in unrealized appreciation
   (depreciation) during the period          (5,218,444)        (7,298,219)        (4,045,413)       (27,138,123)       (20,698,819)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net gain (loss) on investments             (7,092,942)         2,092,656         (1,029,797)         3,249,303         (1,378,292)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net increase (decrease) in net
    assets resulting from operations  $      (3,696,958) $       2,023,888  $      (1,095,858) $       1,282,762  $      (2,476,082)
                                      =================  =================  =================  =================  =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 2015

                                                                                                                    HARTFORD U.S.
                                          HARTFORD        HARTFORD SMALL        HARTFORD                             GOVERNMENT
                                       ULTRASHORT BOND      COMPANY HLS      SMALLCAP GROWTH    HARTFORD STOCK     SECURITIES HLS
                                          HLS FUND             FUND             HLS FUND           HLS FUND             FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
 Dividends                            $         202,722  $              --  $          38,835  $       8,919,625  $       1,890,620
                                      -----------------  -----------------  -----------------  -----------------  -----------------

EXPENSES:
 Administrative charges                          (3,010)            (1,739)                --             (7,057)                --
 Mortality and expense risk charges          (1,123,871)        (1,282,000)        (1,020,075)        (6,769,429)        (1,607,424)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Total expenses                             (1,126,881)        (1,283,739)        (1,020,075)        (6,776,486)        (1,607,424)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net investment income (loss)                 (924,159)        (1,283,739)          (981,240)         2,143,139            283,196
                                      -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
   transactions                                  19,693          4,091,543          4,441,186         34,760,514         (1,089,933)
 Net realized gain distributions                  7,612         17,165,534          6,629,761                 --                 --
 Change in unrealized appreciation
   (depreciation) during the period            (140,605)       (28,346,641)       (10,931,180)       (29,838,552)           948,477
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net gain (loss) on investments               (113,300)        (7,089,564)           139,767          4,921,962           (141,456)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net increase (decrease) in net
    assets resulting from operations  $      (1,037,459) $      (8,373,303) $        (841,473) $       7,065,101  $         141,740
                                      =================  =================  =================  =================  =================

                                                           HUNTINGTON VA      HUNTINGTON VA                       BLACKROCK GLOBAL
                                       HARTFORD VALUE    DIVIDEND CAPTURE     INTERNATIONAL      HUNTINGTON VA      OPPORTUNITIES
                                          HLS FUND             FUND            EQUITY FUND        SITUS FUND          V.I. FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT (8)      SUB-ACCOUNT        SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
 Dividends                            $       1,270,725  $         332,311  $          10,961  $          21,938  $             309
                                      -----------------  -----------------  -----------------  -----------------  -----------------

EXPENSES:
 Administrative charges                              --                 --                 --                 --                 --
 Mortality and expense risk charges          (1,305,319)          (131,087)            (1,285)           (67,622)              (666)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Total expenses                             (1,305,319)          (131,087)            (1,285)           (67,622)              (666)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net investment income (loss)                  (34,594)           201,224              9,676            (45,684)              (357)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
   transactions                               6,163,442            195,041            (81,767)            37,548                489
 Net realized gain distributions              2,770,863                 --            123,614            551,089                429
 Change in unrealized appreciation
   (depreciation) during the period         (12,778,226)          (773,017)           (39,249)          (878,990)              (878)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net gain (loss) on investments             (3,843,921)          (577,976)             2,598           (290,353)                40
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net increase (decrease) in net
    assets resulting from operations  $      (3,878,515) $        (376,752) $          12,274  $        (336,037) $            (317)
                                      =================  =================  =================  =================  =================

--------
(8) Liquidated as of March 6, 2015.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 2015

                                                                                                                  COLUMBIA VARIABLE
                                                                                                                      PORTFOLIO
                                       BLACKROCK LARGE                        INVESCO V.I.                        -- INTERNATIONAL
                                       CAP GROWTH V.I.     UIF U.S. REAL       EQUITY AND         UIF MID CAP       OPPORTUNITIES
                                            FUND         ESTATE PORTFOLIO      INCOME FUND     GROWTH PORTFOLIO         FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT (9)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
 Dividends                            $             325  $           6,328  $           8,836  $              --  $          19,110
                                      -----------------  -----------------  -----------------  -----------------  -----------------

EXPENSES:
 Administrative charges                              --                 --                 --                 --             (3,596)
 Mortality and expense risk charges                (930)            (6,721)            (4,890)            (5,185)          (103,002)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Total expenses                                   (930)            (6,721)            (4,890)            (5,185)          (106,598)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net investment income (loss)                     (605)              (393)             3,946             (5,185)           (87,488)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
   transactions                                     199             12,135             25,586              3,820            416,852
 Net realized gain distributions                  2,968                 --             34,140             69,884                 --
 Change in unrealized appreciation
   (depreciation) during the period              (2,053)           (17,402)           (76,858)           (96,516)          (393,554)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net gain (loss) on investments                  1,114             (5,267)           (17,132)           (22,812)            23,298
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net increase (decrease) in net
    assets resulting from operations  $             509  $          (5,660) $         (13,186) $         (27,997) $         (64,190)
                                      =================  =================  =================  =================  =================

                                                                                                                  COLUMBIA VARIABLE
                                      COLUMBIA VARIABLE  COLUMBIA VARIABLE      VARIABLE       COLUMBIA VARIABLE      PORTFOLIO
                                          PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO         -- DIVIDEND
                                        -- LARGE CAP         -- ASSET       -- LOOMIS SAYLES     -- LARGE CAP        OPPORTUNITY
                                       GROWTH FUND III    ALLOCATION FUND    GROWTH FUND II     GROWTH FUND II          FUND
                                      SUB-ACCOUNT (10)      SUB-ACCOUNT     SUB-ACCOUNT (11)   SUB-ACCOUNT (12)      SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
 Dividends                            $          32,591  $          49,850  $          13,248  $              --  $              --
                                      -----------------  -----------------  -----------------  -----------------  -----------------

EXPENSES:
 Administrative charges                          (5,136)                --             (3,037)            (1,179)                --
 Mortality and expense risk charges            (278,600)           (34,896)          (176,795)           (45,167)          (114,584)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Total expenses                               (283,736)           (34,896)          (179,832)           (46,346)          (114,584)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net investment income (loss)                 (251,145)            14,954           (166,584)           (46,346)          (114,584)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
   transactions                                 560,431              5,595          1,168,608            176,103            333,262
 Net realized gain distributions              3,114,123            252,276          1,519,956            575,300                 --
 Change in unrealized appreciation
   (depreciation) during the period          (3,163,567)          (273,159)        (2,404,271)          (692,704)          (527,340)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net gain (loss) on investments                510,987            (15,288)           284,293             58,699           (194,078)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net increase (decrease) in net
    assets resulting from operations  $         259,842  $            (334) $         117,709  $          12,353  $        (308,662)
                                      =================  =================  =================  =================  =================

--------
(9) Formerly Columbia Variable Portfolio -- Marsico International Opportunities Fund. Change effective May 1, 2015.
(10) Formerly Columbia Variable Portfolio -- Marsico Focused Equities Fund. Change effective November 20, 2015.
(11) Formerly Columbia Variable Portfolio -- Marsico Growth Fund. Change effective November 20, 2015.
(12) Formerly Columbia Variable Portfolio -- Marsico 21st Century Fund. Change effective November 20, 2015.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 2015

                                      COLUMBIA VARIABLE
                                          PORTFOLIO      COLUMBIA VARIABLE
                                          -- INCOME          PORTFOLIO
                                        OPPORTUNITIES       -- MID CAP         OPPENHEIMER      PUTNAM VT SMALL    PIMCO VIT REAL
                                            FUND            GROWTH FUND      GLOBAL FUND/VA     CAP VALUE FUND    RETURN PORTFOLIO
                                         SUB-ACCOUNT     SUB-ACCOUNT (13)      SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
 Dividends                            $         476,790  $              --  $           8,135  $           2,744  $          33,394
                                      -----------------  -----------------  -----------------  -----------------  -----------------

EXPENSES:
 Administrative charges                            (981)            (1,349)                --                 --                 --
 Mortality and expense risk charges             (81,705)          (106,603)            (9,730)            (3,850)           (10,421)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Total expenses                                (82,686)          (107,952)            (9,730)            (3,850)           (10,421)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net investment income (loss)                  394,104           (107,952)            (1,595)            (1,106)            22,973
                                      -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
   transactions                                 (79,879)           392,065             25,513             (8,510)            (5,561)
 Net realized gain distributions                 45,691                 --             50,114             36,487                 --
 Change in unrealized appreciation
   (depreciation) during the period            (473,207)           (31,757)           (51,338)           (43,284)           (48,753)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net gain (loss) on investments               (507,395)           360,308             24,289            (15,307)           (54,314)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net increase (decrease) in net
    assets resulting from operations  $        (113,291) $         252,356  $          22,694  $         (16,413) $         (31,341)
                                      =================  =================  =================  =================  =================

                                                          PIONEER MID CAP
                                        PIONEER FUND         VALUE VCT       JENNISON 20/20                       PRUDENTIAL VALUE
                                        VCT PORTFOLIO        PORTFOLIO         FOCUS FUND        JENNISON FUND        PORTFOLIO
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
 Dividends                            $          86,253  $           1,215  $              --  $              --  $              --
                                      -----------------  -----------------  -----------------  -----------------  -----------------

EXPENSES:
 Administrative charges                              --                 --                 --                 --                 --
 Mortality and expense risk charges            (162,096)            (2,791)            (1,699)            (8,791)            (7,255)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Total expenses                               (162,096)            (2,791)            (1,699)            (8,791)            (7,255)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net investment income (loss)                  (75,843)            (1,576)            (1,699)            (8,791)            (7,255)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
   transactions                                 233,627              3,914             10,511             36,014              1,836
 Net realized gain distributions              2,781,953             25,204                 --                 --                 --
 Change in unrealized appreciation
   (depreciation) during the period          (3,119,772)           (44,382)            (4,604)            28,050            (38,960)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net gain (loss) on investments               (104,192)           (15,264)             5,907             64,064            (37,124)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net increase (decrease) in net
    assets resulting from operations  $        (180,035) $         (16,840) $           4,208  $          55,273  $         (44,379)
                                      =================  =================  =================  =================  =================

--------
(13) Formerly Columbia Variable Portfolio -- Mid Cap Growth Opportunity Fund. Change effective May 1, 2015.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 2015

                                                                               LEGG MASON      VICTORY VARIABLE
                                        PRUDENTIAL SP                          CLEARBRIDGE         INSURANCE
                                        INTERNATIONAL     ROYCE SMALL-CAP     APPRECIATION     DIVERSIFIED STOCK    INVESCO V.I.
                                      GROWTH PORTFOLIO       PORTFOLIO            FUND               FUND           COMSTOCK FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
 Dividends                            $              --  $           4,421  $           2,364  $           2,483  $           3,310
                                      -----------------  -----------------  -----------------  -----------------  -----------------

EXPENSES:
 Administrative charges                              --                 --                 --                 --                 --
 Mortality and expense risk charges                (867)            (7,589)            (2,421)            (5,768)            (2,455)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Total expenses                                   (867)            (7,589)            (2,421)            (5,768)            (2,455)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net investment income (loss)                     (867)            (3,168)               (57)            (3,285)               855
                                      -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
   transactions                                  (2,385)            11,180              1,489             47,728             16,175
 Net realized gain distributions                     --            127,211              8,719             48,218                547
 Change in unrealized appreciation
   (depreciation) during the period               4,117           (217,020)            (9,130)          (112,260)           (29,823)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net gain (loss) on investments                  1,732            (78,629)             1,078            (16,314)           (13,101)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net increase (decrease) in net
    assets resulting from operations  $             865  $         (81,797) $           1,021  $         (19,599) $         (12,246)
                                      =================  =================  =================  =================  =================

                                        INVESCO V.I.      WELLS FARGO VT     WELLS FARGO VT     WELLS FARGO VT     WELLS FARGO VT
                                          AMERICAN          INDEX ASSET       TOTAL RETURN      INTRINSIC VALUE     INTERNATIONAL
                                       FRANCHISE FUND     ALLOCATION FUND       BOND FUND            FUND            EQUITY FUND
                                         SUB-ACCOUNT     SUB-ACCOUNT (14)   SUB-ACCOUNT (15)   SUB-ACCOUNT (16)   SUB-ACCOUNT (17)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
 Dividends                            $              --  $             142  $             148  $              21  $         225,331
                                      -----------------  -----------------  -----------------  -----------------  -----------------

EXPENSES:
 Administrative charges                              --                 --                 --                 --                 --
 Mortality and expense risk charges             (17,427)              (264)              (212)               (40)           (84,945)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Total expenses                                (17,427)              (264)              (212)               (40)           (84,945)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net investment income (loss)                  (17,427)              (122)               (64)               (19)           140,386
                                      -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
   transactions                                  83,573                 81                 12                 28             96,686
 Net realized gain distributions                  5,679                 --                 --                342                 --
 Change in unrealized appreciation
   (depreciation) during the period             (41,470)               (33)              (145)              (394)           (72,134)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net gain (loss) on investments                 47,782                 48               (133)               (24)            24,552
                                      -----------------  -----------------  -----------------  -----------------  -----------------
  Net increase (decrease) in net
    assets resulting from operations  $          30,355  $             (74) $            (197) $             (43) $         164,938
                                      =================  =================  =================  =================  =================

--------
(14) Formerly Wells Fargo Advantage VT Index Asset Allocation Fund. Change effective December 15, 2015.
(15) Formerly Wells Fargo Advantage VT Total Return Bond Fund. Change effective December 15, 2015.
(16) Formerly Wells Fargo Advantage VT Intrinsic Value Fund. Change effective December 15, 2015.
(17) Formerly Wells Fargo Advantage VT International Equity Fund. Change effective December 15, 2015.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (CONCLUDED)
FOR THE PERIODS ENDED DECEMBER 31, 2015

                                       WELLS FARGO VT     WELLS FARGO VT     WELLS FARGO VT
                                          SMALL CAP       SMALL CAP VALUE      OPPORTUNITY         HIMCO VIT
                                         GROWTH FUND           FUND               FUND            INDEX FUND
                                      SUB-ACCOUNT (18)   SUB-ACCOUNT (19)   SUB-ACCOUNT (20)      SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
 Dividends                            $              --  $          22,053  $          15,745  $         564,155
                                      -----------------  -----------------  -----------------  -----------------

EXPENSES:
 Administrative charges                              --                 --                 --                 --
 Mortality and expense risk charges             (43,606)           (65,044)           (57,437)        (2,100,479)
                                      -----------------  -----------------  -----------------  -----------------
  Total expenses                                (43,606)           (65,044)           (57,437)        (2,100,479)
                                      -----------------  -----------------  -----------------  -----------------
  Net investment income (loss)                  (43,606)           (42,991)           (41,692)        (1,536,324)
                                      -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
   transactions                                 173,231            269,931            538,806          2,694,379
 Net realized gain distributions                379,482                 --            404,230          1,886,402
 Change in unrealized appreciation
   (depreciation) during the period            (602,740)          (716,364)        (1,007,985)        (3,423,495)
                                      -----------------  -----------------  -----------------  -----------------
  Net gain (loss) on investments                (50,027)          (446,433)           (64,949)         1,157,286
                                      -----------------  -----------------  -----------------  -----------------
  Net increase (decrease) in net
    assets resulting from operations  $         (93,633) $        (489,424) $        (106,641) $        (379,038)
                                      =================  =================  =================  =================

--------
(18) Formerly Wells Fargo Advantage VT Small Cap Growth Fund. Change effective December 15, 2015.
(19) Formerly Wells Fargo Advantage VT Small Cap Value Fund. Change effective December 15, 2015.
(20) Formerly Wells Fargo Advantage VT Opportunity Fund. Change effective December 15, 2015.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2015

                                          AMERICAN
                                         CENTURY VP
                                           CAPITAL            AB VPS                                                INVESCO V.I.
                                        APPRECIATION       INTERNATIONAL    INVESCO V.I. CORE  INVESCO V.I. HIGH    MONEY MARKET
                                            FUND          VALUE PORTFOLIO      EQUITY FUND        YIELD FUND            FUND
                                         SUB-ACCOUNT      SUB-ACCOUNT (1)      SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
 Net investment income (loss)         $         (52,775) $           2,074  $          (8,234) $          73,025  $        (456,812)
 Net realized gain (loss) on security
   transactions                                  81,288            (11,647)           138,217            (77,736)                --
 Net realized gain distributions                286,097                 --            319,861                 --                 --
 Change in unrealized appreciation
   (depreciation) during the period            (286,834)            14,121           (668,872)           (78,792)                --
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from operations              27,776              4,548           (219,028)           (83,503)          (456,812)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

UNIT TRANSACTIONS:
 Purchases                                       34,365              1,401              3,870                935            256,045
 Net transfers                                   71,926            (16,301)            15,877             39,400         28,179,475
 Surrenders for benefit payments and
   fees                                        (218,781)           (14,432)          (265,045)          (139,585)       (18,780,778)
 Other transactions                                  --                 (1)                (1)                --                 22
 Death benefits                                      --                 --            (43,841)            (1,539)        (1,240,925)
 Net loan                                            --                 --                 --                 --                 --
 Net annuity transactions                          (823)                --            (16,524)            (1,962)            78,379
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                                (113,313)           (29,333)          (305,664)          (102,751)         8,492,218
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets                                       (85,537)           (24,785)          (524,692)          (186,254)         8,035,406

NET ASSETS:
 Beginning of period                          4,217,369            237,686          3,423,689          1,932,037         18,978,588
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 End of period                        $       4,131,832  $         212,901  $       2,898,997  $       1,745,783  $      27,013,994
                                      =================  =================  =================  =================  =================

                                                                                                                  STERLING CAPITAL
                                        AB VPS GROWTH         AB VPS                           STERLING CAPITAL        SPECIAL
                                         AND INCOME        INTERMEDIATE      AMERICAN FUNDS      EQUITY INCOME      OPPORTUNITIES
                                          PORTFOLIO       BOND PORTFOLIO       GROWTH FUND            VIF                VIF
                                       SUB-ACCOUNT (2)    SUB-ACCOUNT (3)      SUB-ACCOUNT      SUB-ACCOUNT (4)    SUB-ACCOUNT (5)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
 Net investment income (loss)         $          (3,058) $          50,419  $          (1,789) $         (33,809) $          62,336
 Net realized gain (loss) on security
   transactions                                  10,367             (8,722)             3,420           (434,745)         1,048,134
 Net realized gain distributions                     --             75,417             58,262                 --            889,858
 Change in unrealized appreciation
   (depreciation) during the period              (8,639)          (150,487)           (43,966)           717,397         (1,803,544)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from operations              (1,330)           (33,373)            15,927            248,843            196,784
                                      -----------------  -----------------  -----------------  -----------------  -----------------

UNIT TRANSACTIONS:
 Purchases                                       25,152              2,882              1,220             42,103             40,929
 Net transfers                                  (49,913)            (5,791)            36,171        (10,955,087)        (5,943,007)
 Surrenders for benefit payments and
   fees                                        (238,085)          (369,627)           (13,872)          (543,363)        (1,917,779)
 Other transactions                                  (2)                (2)                (1)                (1)                (1)
 Death benefits                                 (54,420)           (49,333)                --            (79,409)           (64,625)
 Net loan                                            --                 --                 --                 --                 --
 Net annuity transactions                        13,307            (32,300)                --            (95,460)           (22,083)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                                (303,961)          (454,171)            23,518        (11,631,217)        (7,906,566)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets                                      (305,291)          (487,544)            39,445        (11,382,374)        (7,709,782)

NET ASSETS:
 Beginning of period                          1,824,815          2,852,813            277,793         11,382,374          7,709,782
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 End of period                        $       1,519,524  $       2,365,269  $         317,238  $              --  $              --
                                      =================  =================  =================  =================  =================

--------
(1) Formerly AllianceBernstein VPS International Value Portfolio. Change effective May 1, 2015.
(2) Formerly AllianceBernstein VPS Growth and Income Portfolio. Change effective May 1, 2015.
(3) Formerly AllianceBernstein VPS Intermediate Bond Portfolio. Change effective May 1, 2015.
(4) Liquidated as of April 24, 2015.
(5) Liquidated as of April 24, 2015.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 2015

                                                                            COLUMBIA VARIABLE
                                                                                PORTFOLIO
                                      STERLING CAPITAL    CALVERT VP SRI        -- SMALL        WELLS FARGO VT     FIDELITY(R) VIP
                                        TOTAL RETURN         BALANCED        COMPANY GROWTH      OMEGA GROWTH       ASSET MANAGER
                                          BOND VIF           PORTFOLIO            FUND               FUND             PORTFOLIO
                                       SUB-ACCOUNT (6)      SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT (7)      SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
 Net investment income (loss)         $          42,601  $         (14,140) $         (67,250) $         (40,445) $           4,594
 Net realized gain (loss) on security
   transactions                                (119,697)            54,975            203,495             27,926             23,608
 Net realized gain distributions                     --              4,877            211,698            454,999            107,096
 Change in unrealized appreciation
   (depreciation) during the period              87,870            (84,379)          (285,811)          (435,693)          (141,111)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from operations              10,774            (38,667)            62,132              6,787             (5,813)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

UNIT TRANSACTIONS:
 Purchases                                           --              4,334             21,954            320,816              5,288
 Net transfers                               (2,043,582)          (113,520)           614,110           (282,171)           (27,751)
 Surrenders for benefit payments and
   fees                                         (67,012)          (159,735)          (493,869)          (273,052)          (244,413)
 Other transactions                                 392                 (2)                50                (44)                --
 Death benefits                                      --                 --            (64,782)          (484,770)                --
 Net loan                                            --                 --                 --                 --                 --
 Net annuity transactions                       (39,867)            (9,695)            25,776             (3,666)                --
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                              (2,150,069)          (278,618)           103,239           (722,887)          (266,876)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets                                    (2,139,295)          (317,285)           165,371           (716,100)          (272,689)

NET ASSETS:
 Beginning of period                          2,139,295          1,436,577          4,032,082          2,867,378          1,579,785
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 End of period                        $              --  $       1,119,292  $       4,197,453  $       2,151,278  $       1,307,096
                                      =================  =================  =================  =================  =================

                                                          FIDELITY(R) VIP    FIDELITY(R) VIP    FIDELITY(R) VIP    FIDELITY(R) VIP
                                       FIDELITY(R) VIP     CONTRAFUND(R)        OVERSEAS         FREEDOM 2020       FREEDOM 2030
                                      GROWTH PORTFOLIO       PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
 Net investment income (loss)         $         (65,577) $         (24,528) $           1,114  $           1,547  $             536
 Net realized gain (loss) on security
   transactions                                 265,740            645,553             20,551              2,425                174
 Net realized gain distributions                214,490          1,023,739              1,321              2,033                616
 Change in unrealized appreciation
   (depreciation) during the period              (6,250)        (1,688,088)            12,931            (13,622)            (4,506)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from operations             408,403            (43,324)            35,917             (7,617)            (3,180)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

UNIT TRANSACTIONS:
 Purchases                                       40,683             58,953             12,867                 --             16,418
 Net transfers                                   35,745           (169,265)           (31,377)            (3,543)            27,017
 Surrenders for benefit payments and
   fees                                        (371,958)        (1,044,001)          (166,399)           (13,891)               (85)
 Other transactions                                 (21)               (14)                (1)                --                 --
 Death benefits                                      --                 --                 --                 --                 --
 Net loan                                            --                 (8)                --                 --                 --
 Net annuity transactions                          (604)               (58)                --                 --                 --
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                                (296,155)        (1,154,393)          (184,910)           (17,434)            43,350
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets                                       112,248         (1,197,717)          (148,993)           (25,051)            40,170

NET ASSETS:
 Beginning of period                          6,885,289         11,698,130          1,416,390            481,088             81,142
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 End of period                        $       6,997,537  $      10,500,413  $       1,267,397  $         456,037  $         121,312
                                      =================  =================  =================  =================  =================

--------
(6) Liquidated as of April 24, 2015.
(7) Formerly Wells Fargo Advantage VT Omega Growth Fund. Change effective December 15, 2015.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 2015

                                       FIDELITY(R) VIP    FIDELITY(R) VIP    FIDELITY(R) VIP    FIDELITY(R) VIP    FIDELITY(R) VIP
                                        FREEDOM 2015       FREEDOM 2025      FREEDOM INCOME      FUNDSMANAGER       FUNDSMANAGER
                                          PORTFOLIO          PORTFOLIO          PORTFOLIO        20% PORTFOLIO      70% PORTFOLIO
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
 Net investment income (loss)         $             779  $           2,273  $              48  $             (20) $             (85)
 Net realized gain (loss) on security
   transactions                                  17,757              1,164                  2                  7                 39
 Net realized gain distributions                  2,674              3,368                 14                301                480
 Change in unrealized appreciation
   (depreciation) during the period             (29,470)           (18,110)              (261)              (425)              (739)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from operations              (8,260)           (11,305)              (197)              (137)              (305)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

UNIT TRANSACTIONS:
 Purchases                                        2,600             32,453              2,600                 --                501
 Net transfers                                     (687)             4,106                 --                 --              2,168
 Surrenders for benefit payments and
   fees                                        (111,086)           (25,478)               (18)                (5)               (16)
 Other transactions                                  --                 --                 --                 --                 --
 Death benefits                                      --                 --                 --                 --                 --
 Net loan                                            --                 --                 --                 --                 --
 Net annuity transactions                            --                 --                 --                 --                 --
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                                (109,173)            11,081              2,582                 (5)             2,653
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets                                      (117,433)              (224)             2,385               (142)             2,348

NET ASSETS:
 Beginning of period                            587,229            609,889              8,001              9,705             19,892
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 End of period                        $         469,796  $         609,665  $          10,386  $           9,563  $          22,240
                                      =================  =================  =================  =================  =================

                                       FIDELITY(R) VIP                          HARTFORD        HARTFORD TOTAL    HARTFORD CAPITAL
                                        FUNDSMANAGER      FRANKLIN INCOME     BALANCED HLS      RETURN BOND HLS   APPRECIATION HLS
                                        85% PORTFOLIO        VIP FUND             FUND               FUND               FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
 Net investment income (loss)         $              11  $          56,510  $       3,822,914  $       5,004,040  $      (7,286,629)
 Net realized gain (loss) on security
   transactions                                    (138)            (4,831)        47,419,221          1,377,705         60,298,126
 Net realized gain distributions                  1,468                 --                 --          7,977,758        258,937,864
 Change in unrealized appreciation
   (depreciation) during the period              (1,207)          (187,053)       (60,680,971)       (21,122,345)      (312,523,561)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from operations                 134           (135,374)        (9,438,836)        (6,762,842)          (574,200)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

UNIT TRANSACTIONS:
 Purchases                                        2,061                874          4,819,124          1,235,402          4,343,696
 Net transfers                                   (1,196)           (76,733)        (5,235,293)        (1,519,642)       (19,185,066)
 Surrenders for benefit payments and
   fees                                              (4)          (220,967)      (104,291,300)       (45,935,651)      (154,897,077)
 Other transactions                                  (1)                 2             11,810              5,045             14,233
 Death benefits                                      --                 --        (22,829,130)        (8,554,593)       (22,652,598)
 Net loan                                            --                 --                 --                 --                (19)
 Net annuity transactions                            --                 --         (2,035,298)          (479,700)          (871,307)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                                     860           (296,824)      (129,560,087)       (55,249,139)      (193,248,138)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets                                           994           (432,198)      (138,998,923)       (62,011,981)      (193,822,338)

NET ASSETS:
 Beginning of period                             29,154          1,829,750        956,301,262        370,280,264      1,467,086,807
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 End of period                        $          30,148  $       1,397,552  $     817,302,339  $     308,268,283  $   1,273,264,469
                                      =================  =================  =================  =================  =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 2015

                                          HARTFORD
                                        DIVIDEND AND         HARTFORD        HARTFORD GLOBAL       HARTFORD        HARTFORD GROWTH
                                         GROWTH HLS         HEALTHCARE         GROWTH HLS         DISCIPLINED       OPPORTUNITIES
                                            FUND             HLS FUND             FUND          EQUITY HLS FUND       HLS FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
 Net investment income (loss)         $       1,557,887  $        (640,548) $        (922,635) $        (730,456) $      (1,845,413)
 Net realized gain (loss) on security
   transactions                              30,954,391          3,865,787          5,098,573          6,960,269          3,881,787
 Net realized gain distributions             85,674,088          4,945,379          4,015,301         26,291,683         26,228,956
 Change in unrealized appreciation
   (depreciation) during the period        (134,196,341)        (3,204,807)        (2,486,331)       (27,970,349)       (15,844,574)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from operations         (16,009,975)         4,965,811          5,704,908          4,551,147         12,420,756
                                      -----------------  -----------------  -----------------  -----------------  -----------------

UNIT TRANSACTIONS:
 Purchases                                    2,643,822             38,062            526,467            660,048          1,026,615
 Net transfers                               (6,375,959)          (781,496)         1,120,060            240,762          7,834,889
 Surrenders for benefit payments and
   fees                                     (79,290,699)        (4,951,387)       (10,452,036)       (11,816,070)       (18,071,752)
 Other transactions                               2,025                  5              3,177                378                736
 Death benefits                             (13,430,346)          (739,884)        (1,795,926)        (2,346,745)        (2,254,669)
 Net loan                                           (16)                --                 --                 --                 --
 Net annuity transactions                      (634,945)          (115,289)          (176,021)           (65,437)           394,360
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                             (97,086,118)        (6,549,989)       (10,774,279)       (13,327,064)       (11,069,821)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets                                  (113,096,093)        (1,584,178)        (5,069,371)        (8,775,917)         1,350,935

NET ASSETS:
 Beginning of period                        683,220,501         43,932,151         91,414,841         92,593,303        127,506,902
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 End of period                        $     570,124,408  $      42,347,973  $      86,345,470  $      83,817,386  $     128,857,837
                                      =================  =================  =================  =================  =================

                                                             HARTFORD
                                                           INTERNATIONAL     HARTFORD SMALL/
                                        HARTFORD HIGH      OPPORTUNITIES     MID CAP EQUITY     HARTFORD MIDCAP    HARTFORD MIDCAP
                                       YIELD HLS FUND        HLS FUND           HLS FUND           HLS FUND        VALUE HLS FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
 Net investment income (loss)         $       3,395,984  $         (68,768) $         (66,061) $      (1,966,541) $      (1,097,790)
 Net realized gain (loss) on security
   transactions                              (1,874,498)         9,390,875           (108,116)        11,872,718          4,003,285
 Net realized gain distributions                     --                 --          3,123,732         18,514,708         15,317,242
 Change in unrealized appreciation
   (depreciation) during the period          (5,218,444)        (7,298,219)        (4,045,413)       (27,138,123)       (20,698,819)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from operations          (3,696,958)         2,023,888         (1,095,858)         1,282,762         (2,476,082)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

UNIT TRANSACTIONS:
 Purchases                                      412,505            892,711            121,246            476,299            479,828
 Net transfers                               (2,883,276)           183,560           (141,248)        (4,386,984)        (2,013,751)
 Surrenders for benefit payments and
   fees                                     (10,027,415)       (25,593,904)        (2,970,223)       (15,116,154)       (12,711,369)
 Other transactions                               3,831              1,810                (16)            (8,262)               844
 Death benefits                              (1,671,559)        (4,445,885)          (286,746)        (2,270,521)        (1,275,187)
 Net loan                                            --                (13)                --                 --                 --
 Net annuity transactions                        (9,687)           332,726            (32,779)          (326,407)           (92,909)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                             (14,175,601)       (28,628,995)        (3,309,766)       (21,632,029)       (15,612,544)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets                                   (17,872,559)       (26,605,107)        (4,405,624)       (20,349,267)       (18,088,626)

NET ASSETS:
 Beginning of period                         78,188,552        216,937,211         20,892,009        169,943,855        116,895,360
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 End of period                        $      60,315,993  $     190,332,104  $      16,486,385  $     149,594,588  $      98,806,734
                                      =================  =================  =================  =================  =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 2015

                                                                                                                    HARTFORD U.S.
                                          HARTFORD        HARTFORD SMALL        HARTFORD                             GOVERNMENT
                                       ULTRASHORT BOND      COMPANY HLS      SMALLCAP GROWTH    HARTFORD STOCK     SECURITIES HLS
                                          HLS FUND             FUND             HLS FUND           HLS FUND             FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
 Net investment income (loss)         $        (924,159) $      (1,283,739) $        (981,240) $       2,143,139  $         283,196
 Net realized gain (loss) on security
   transactions                                  19,693          4,091,543          4,441,186         34,760,514         (1,089,933)
 Net realized gain distributions                  7,612         17,165,534          6,629,761                 --                 --
 Change in unrealized appreciation
   (depreciation) during the period            (140,605)       (28,346,641)       (10,931,180)       (29,838,552)           948,477
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from operations          (1,037,459)        (8,373,303)          (841,473)         7,065,101            141,740
                                      -----------------  -----------------  -----------------  -----------------  -----------------

UNIT TRANSACTIONS:
 Purchases                                      522,293            200,912            186,636          2,547,547            592,208
 Net transfers                                  270,552           (392,629)        (1,089,413)        (5,431,506)         2,729,233
 Surrenders for benefit payments and
   fees                                     (11,541,665)        (9,637,681)        (9,581,171)       (53,971,286)       (15,529,906)
 Other transactions                               2,335              1,941              3,859               (609)             1,232
 Death benefits                              (2,541,386)        (1,469,805)          (951,438)        (8,772,825)        (2,920,182)
 Net loan                                            --                 --                 --                 --                 --
 Net annuity transactions                       (57,528)          (215,284)           (69,454)        (1,872,638)           (38,751)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                             (13,345,399)       (11,512,546)       (11,500,981)       (67,501,317)       (15,166,166)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets                                   (14,382,858)       (19,885,849)       (12,342,454)       (60,436,216)       (15,024,426)

NET ASSETS:
 Beginning of period                         88,126,047        100,026,821         70,005,871        555,423,299        115,577,320
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 End of period                        $      73,743,189  $      80,140,972  $      57,663,417  $     494,987,083  $     100,552,894
                                      =================  =================  =================  =================  =================

                                                           HUNTINGTON VA      HUNTINGTON VA                       BLACKROCK GLOBAL
                                       HARTFORD VALUE    DIVIDEND CAPTURE     INTERNATIONAL      HUNTINGTON VA      OPPORTUNITIES
                                          HLS FUND             FUND            EQUITY FUND        SITUS FUND          V.I. FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT (8)      SUB-ACCOUNT        SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
 Net investment income (loss)         $         (34,594) $         201,224  $           9,676  $         (45,684) $            (357)
 Net realized gain (loss) on security
   transactions                               6,163,442            195,041            (81,767)            37,548                489
 Net realized gain distributions              2,770,863                 --            123,614            551,089                429
 Change in unrealized appreciation
   (depreciation) during the period         (12,778,226)          (773,017)           (39,249)          (878,990)              (878)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from operations          (3,878,515)          (376,752)            12,274           (336,037)              (317)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

UNIT TRANSACTIONS:
 Purchases                                      466,629             74,365                 --             25,969                 --
 Net transfers                               (1,690,214)          (590,663)          (563,752)          (602,555)                --
 Surrenders for benefit payments and
   fees                                     (10,234,186)        (1,562,954)           (21,773)          (794,068)            (3,280)
 Other transactions                               3,869               (114)                (1)                17                 --
 Death benefits                              (1,886,803)          (121,543)                --            (31,290)                --
 Net loan                                            --                 --                 --                 --                 --
 Net annuity transactions                       (44,696)            (6,746)                --               (653)                --
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                             (13,385,401)        (2,207,655)          (585,526)        (1,402,580)            (3,280)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets                                   (17,263,916)        (2,584,407)          (573,252)        (1,738,617)            (3,597)

NET ASSETS:
 Beginning of period                         96,239,553          9,630,515            573,252          5,107,641             33,938
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 End of period                        $      78,975,637  $       7,046,108  $              --  $       3,369,024  $          30,341
                                      =================  =================  =================  =================  =================

--------
(8) Liquidated as of March 6, 2015.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 2015

                                                                                                                  COLUMBIA VARIABLE
                                                                                                                      PORTFOLIO
                                       BLACKROCK LARGE                        INVESCO V.I.                        -- INTERNATIONAL
                                       CAP GROWTH V.I.     UIF U.S. REAL       EQUITY AND         UIF MID CAP       OPPORTUNITIES
                                            FUND         ESTATE PORTFOLIO      INCOME FUND     GROWTH PORTFOLIO         FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT (9)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
 Net investment income (loss)         $            (605) $            (393) $           3,946  $          (5,185) $         (87,488)
 Net realized gain (loss) on security
   transactions                                     199             12,135             25,586              3,820            416,852
 Net realized gain distributions                  2,968                 --             34,140             69,884                 --
 Change in unrealized appreciation
   (depreciation) during the period              (2,053)           (17,402)           (76,858)           (96,516)          (393,554)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from operations                 509             (5,660)           (13,186)           (27,997)           (64,190)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

UNIT TRANSACTIONS:
 Purchases                                           --             10,337                104                917              8,163
 Net transfers                                      (48)            51,688            (97,074)           (52,031)           (90,350)
 Surrenders for benefit payments and
   fees                                              (7)           (68,942)          (122,530)           (84,207)          (920,263)
 Other transactions                                  --                 --                 --                 --                 20
 Death benefits                                      --                 --                 --                 --           (182,854)
 Net loan                                            --                 --                 --                 --                 --
 Net annuity transactions                            --                 --                 --                 --             20,695
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                                     (55)            (6,917)          (219,500)          (135,321)        (1,164,589)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets                                           454            (12,577)          (232,686)          (163,318)        (1,228,779)

NET ASSETS:
 Beginning of period                             53,094            480,977            495,265            501,232          7,332,656
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 End of period                        $          53,548  $         468,400  $         262,579  $         337,914  $       6,103,877
                                      =================  =================  =================  =================  =================

                                                                                                                  COLUMBIA VARIABLE
                                      COLUMBIA VARIABLE  COLUMBIA VARIABLE      VARIABLE       COLUMBIA VARIABLE      PORTFOLIO
                                          PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO         -- DIVIDEND
                                        -- LARGE CAP         -- ASSET       -- LOOMIS SAYLES     -- LARGE CAP        OPPORTUNITY
                                       GROWTH FUND III    ALLOCATION FUND    GROWTH FUND II     GROWTH FUND II          FUND
                                      SUB-ACCOUNT (10)      SUB-ACCOUNT     SUB-ACCOUNT (11)   SUB-ACCOUNT (12)      SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
 Net investment income (loss)         $        (251,145) $          14,954  $        (166,584) $         (46,346) $        (114,584)
 Net realized gain (loss) on security
   transactions                                 560,431              5,595          1,168,608            176,103            333,262
 Net realized gain distributions              3,114,123            252,276          1,519,956            575,300                 --
 Change in unrealized appreciation
   (depreciation) during the period          (3,163,567)          (273,159)        (2,404,271)          (692,704)          (527,340)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from operations             259,842               (334)           117,709             12,353           (308,662)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

UNIT TRANSACTIONS:
 Purchases                                      102,007              4,752            110,431              3,112              9,660
 Net transfers                                 (221,975)           (12,758)          (201,009)           (42,300)           (57,266)
 Surrenders for benefit payments and
   fees                                      (2,015,919)          (441,326)        (1,856,980)          (315,400)          (936,109)
 Other transactions                                 163                  3                532                  2               (186)
 Death benefits                                (567,024)           (39,621)          (376,733)           (91,958)           (92,487)
 Net loan                                            --                 --                 --                 --                 --
 Net annuity transactions                       (64,830)            (1,427)            (5,517)               298              4,436
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                              (2,767,578)          (490,377)        (2,329,276)          (446,246)        (1,071,952)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets                                    (2,507,736)          (490,711)        (2,211,567)          (433,893)        (1,380,614)

NET ASSETS:
 Beginning of period                         21,756,908          2,771,226         13,856,929          3,323,443          7,856,821
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 End of period                        $      19,249,172  $       2,280,515  $      11,645,362  $       2,889,550  $       6,476,207
                                      =================  =================  =================  =================  =================

--------
(9) Formerly Columbia Variable Portfolio -- Marsico International Opportunities Fund. Change effective May 1, 2015.
(10) Formerly Columbia Variable Portfolio -- Marsico Focused Equities Fund. Change effective November 20, 2015.
(11) Formerly Columbia Variable Portfolio -- Marsico Growth Fund. Change effective November 20, 2015.
(12) Formerly Columbia Variable Portfolio -- Marsico 21st Century Fund. Change effective November 20, 2015.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 2015

                                      COLUMBIA VARIABLE
                                          PORTFOLIO      COLUMBIA VARIABLE
                                          -- INCOME          PORTFOLIO
                                        OPPORTUNITIES       -- MID CAP         OPPENHEIMER      PUTNAM VT SMALL    PIMCO VIT REAL
                                            FUND            GROWTH FUND      GLOBAL FUND/VA     CAP VALUE FUND    RETURN PORTFOLIO
                                         SUB-ACCOUNT     SUB-ACCOUNT (13)      SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
 Net investment income (loss)         $         394,104  $        (107,952) $          (1,595) $          (1,106) $          22,973
 Net realized gain (loss) on security
   transactions                                 (79,879)           392,065             25,513             (8,510)            (5,561)
 Net realized gain distributions                 45,691                 --             50,114             36,487                 --
 Change in unrealized appreciation
   (depreciation) during the period            (473,207)           (31,757)           (51,338)           (43,284)           (48,753)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from operations            (113,291)           252,356             22,694            (16,413)           (31,341)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

UNIT TRANSACTIONS:
 Purchases                                       24,020             12,968              5,768              1,513             13,049
 Net transfers                                 (142,749)           442,779            (23,360)           (40,910)           (14,162)
 Surrenders for benefit payments and
   fees                                        (598,553)          (872,088)          (173,646)           (13,540)          (171,518)
 Other transactions                                 (98)               542                 --                 --                 (6)
 Death benefits                                (188,788)          (140,590)                --                 --                 --
 Net loan                                            --                 --                 --                 --                 --
 Net annuity transactions                        52,567             86,146                 --                 --                 --
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                                (853,601)          (470,243)          (191,238)           (52,937)          (172,637)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets                                      (966,892)          (217,887)          (168,544)           (69,350)          (203,978)

NET ASSETS:
 Beginning of period                          5,480,357          6,563,943            857,566            336,469            980,153
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 End of period                        $       4,513,465  $       6,346,056  $         689,022  $         267,119  $         776,175
                                      =================  =================  =================  =================  =================

                                                          PIONEER MID CAP
                                        PIONEER FUND         VALUE VCT       JENNISON 20/20                       PRUDENTIAL VALUE
                                        VCT PORTFOLIO        PORTFOLIO         FOCUS FUND        JENNISON FUND        PORTFOLIO
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
 Net investment income (loss)         $         (75,843) $          (1,576) $          (1,699) $          (8,791) $          (7,255)
 Net realized gain (loss) on security
   transactions                                 233,627              3,914             10,511             36,014              1,836
 Net realized gain distributions              2,781,953             25,204                 --                 --                 --
 Change in unrealized appreciation
   (depreciation) during the period          (3,119,772)           (44,382)            (4,604)            28,050            (38,960)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from operations            (180,035)           (16,840)             4,208             55,273            (44,379)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

UNIT TRANSACTIONS:
 Purchases                                       58,255              2,828                 --                 --                 --
 Net transfers                                  (70,818)           (45,487)             8,238               (443)                --
 Surrenders for benefit payments and
   fees                                      (1,864,323)           (17,237)           (18,272)           (57,845)            (9,647)
 Other transactions                                 117                 --                (13)                10                 21
 Death benefits                                (467,858)                --                 --                 --                 --
 Net loan                                            --                 --                 --                 --                 --
 Net annuity transactions                       (28,142)                --                 --             (2,352)                --
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                              (2,372,769)           (59,896)           (10,047)           (60,630)            (9,626)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets                                    (2,552,804)           (76,736)            (5,839)            (5,357)           (54,005)

NET ASSETS:
 Beginning of period                         12,149,472            268,377            101,813            629,661            444,210
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 End of period                        $       9,596,668  $         191,641  $          95,974  $         624,304  $         390,205
                                      =================  =================  =================  =================  =================

--------
(13) Formerly Columbia Variable Portfolio -- Mid Cap Growth Opportunity Fund. Change effective May 1, 2015.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 2015

                                                                               LEGG MASON      VICTORY VARIABLE
                                        PRUDENTIAL SP                          CLEARBRIDGE         INSURANCE
                                        INTERNATIONAL     ROYCE SMALL-CAP     APPRECIATION     DIVERSIFIED STOCK    INVESCO V.I.
                                      GROWTH PORTFOLIO       PORTFOLIO            FUND               FUND           COMSTOCK FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
 Net investment income (loss)         $            (867) $          (3,168) $             (57) $          (3,285) $             855
 Net realized gain (loss) on security
   transactions                                  (2,385)            11,180              1,489             47,728             16,175
 Net realized gain distributions                     --            127,211              8,719             48,218                547
 Change in unrealized appreciation
   (depreciation) during the period               4,117           (217,020)            (9,130)          (112,260)           (29,823)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from operations                 865            (81,797)             1,021            (19,599)           (12,246)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

UNIT TRANSACTIONS:
 Purchases                                           --              6,107                 --              1,150              1,331
 Net transfers                                     (120)           (17,894)                --            (36,371)            (8,401)
 Surrenders for benefit payments and
   fees                                         (14,179)           (62,077)               (26)           (78,321)           (53,677)
 Other transactions                                  --                 --                 --                 --                 --
 Death benefits                                      --                 --                 --              5,649                 --
 Net loan                                            --                 --                 --                 --                 --
 Net annuity transactions                            --                 --                 --                 --                 --
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                                 (14,299)           (73,864)               (26)          (107,893)           (60,747)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets                                       (13,434)          (155,661)               995           (127,492)           (72,993)

NET ASSETS:
 Beginning of period                             59,477            694,187            241,151            503,663            235,099
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 End of period                        $          46,043  $         538,526  $         242,146  $         376,171  $         162,106
                                      =================  =================  =================  =================  =================

                                        INVESCO V.I.      WELLS FARGO VT     WELLS FARGO VT     WELLS FARGO VT     WELLS FARGO VT
                                          AMERICAN          INDEX ASSET       TOTAL RETURN      INTRINSIC VALUE     INTERNATIONAL
                                       FRANCHISE FUND     ALLOCATION FUND       BOND FUND            FUND            EQUITY FUND
                                         SUB-ACCOUNT     SUB-ACCOUNT (14)   SUB-ACCOUNT (15)   SUB-ACCOUNT (16)   SUB-ACCOUNT (17)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
 Net investment income (loss)         $         (17,427) $            (122) $             (64) $             (19) $         140,386
 Net realized gain (loss) on security
   transactions                                  83,573                 81                 12                 28             96,686
 Net realized gain distributions                  5,679                 --                 --                342                 --
 Change in unrealized appreciation
   (depreciation) during the period             (41,470)               (33)              (145)              (394)           (72,134)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from operations              30,355                (74)              (197)               (43)           164,938
                                      -----------------  -----------------  -----------------  -----------------  -----------------

UNIT TRANSACTIONS:
 Purchases                                        4,252                 --                 --                 --                940
 Net transfers                                  593,558                 --                 43                  9            (50,900)
 Surrenders for benefit payments and
   fees                                        (218,157)                --                 (4)                (5)          (743,171)
 Other transactions                                  --                 --                 --                 (1)              (187)
 Death benefits                                  (5,376)               597                478                 --            (43,964)
 Net loan                                            --                 --                 --                 --                 --
 Net annuity transactions                        (5,341)                --                 --                 --            (13,444)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                                 368,936                597                517                  3           (850,726)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets                                       399,291                523                320                (40)          (685,788)

NET ASSETS:
 Beginning of period                          1,210,863             13,660             11,382              2,378          5,996,920
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 End of period                        $       1,610,154  $          14,183  $          11,702  $           2,338  $       5,311,132
                                      =================  =================  =================  =================  =================

--------
(14) Formerly Wells Fargo Advantage VT Index Asset Allocation Fund. Change effective December 15, 2015.
(15) Formerly Wells Fargo Advantage VT Total Return Bond Fund. Change effective December 15, 2015.
(16) Formerly Wells Fargo Advantage VT Intrinsic Value Fund. Change effective December 15, 2015.
(17) Formerly Wells Fargo Advantage VT International Equity Fund. Change effective December 15, 2015.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE PERIODS ENDED DECEMBER 31, 2015

                                       WELLS FARGO VT     WELLS FARGO VT     WELLS FARGO VT
                                          SMALL CAP       SMALL CAP VALUE      OPPORTUNITY         HIMCO VIT
                                         GROWTH FUND           FUND               FUND            INDEX FUND
                                      SUB-ACCOUNT (18)   SUB-ACCOUNT (19)   SUB-ACCOUNT (20)      SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------
OPERATIONS:
 Net investment income (loss)         $         (43,606) $         (42,991) $         (41,692) $      (1,536,324)
 Net realized gain (loss) on security
   transactions                                 173,231            269,931            538,806          2,694,379
 Net realized gain distributions                379,482                 --            404,230          1,886,402
 Change in unrealized appreciation
   (depreciation) during the period            (602,740)          (716,364)        (1,007,985)        (3,423,495)
                                      -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from operations             (93,633)          (489,424)          (106,641)          (379,038)
                                      -----------------  -----------------  -----------------  -----------------

UNIT TRANSACTIONS:
 Purchases                                          170            165,600              1,007            777,578
 Net transfers                                  (15,920)          (262,162)            12,340           (873,090)
 Surrenders for benefit payments and
   fees                                        (379,120)          (508,597)          (598,563)       (20,097,126)
 Other transactions                                (501)               (18)              (113)           199,656
 Death benefits                                (149,395)          (306,197)           (74,878)        (3,152,649)
 Net loan                                            --                 --                 --                 --
 Net annuity transactions                       (12,727)              (779)            (8,009)          (619,969)
                                      -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                                (557,493)          (912,153)          (668,216)       (23,765,600)
                                      -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets                                      (651,126)        (1,401,577)          (774,857)       (24,144,638)

NET ASSETS:
 Beginning of period                          3,210,246          4,672,036          4,771,819        176,285,902
                                      -----------------  -----------------  -----------------  -----------------
 End of period                        $       2,559,120  $       3,270,459  $       3,996,962  $     152,141,264
                                      =================  =================  =================  =================

--------
(18) Formerly Wells Fargo Advantage VT Small Cap Growth Fund. Change effective December 15, 2015.
(19) Formerly Wells Fargo Advantage VT Small Cap Value Fund. Change effective December 15, 2015.
(20) Formerly Wells Fargo Advantage VT Opportunity Fund. Change effective December 15, 2015.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2014

                                          AMERICAN
                                         CENTURY VP
                                           CAPITAL       ALLIANCEBERNSTEIN                                          INVESCO V.I.
                                        APPRECIATION     VPS INTERNATIONAL  INVESCO V.I. CORE  INVESCO V.I. HIGH    MONEY MARKET
                                            FUND          VALUE PORTFOLIO      EQUITY FUND        YIELD FUND            FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
 Net investment income (loss)         $         (53,838) $           6,671  $         (19,637) $          59,297  $        (277,233)
 Net realized gain (loss) on security
   transactions                                 204,769            (76,187)           245,478            (40,621)                --
 Net realized gain distributions                910,537                 --             16,521                 --                 --
 Change in unrealized appreciation
   (depreciation) during the period            (780,364)            39,392             (4,178)           (12,350)                --
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from operations             281,104            (30,124)           238,184              6,326           (277,233)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

UNIT TRANSACTIONS:
 Purchases                                       40,032              4,828             11,345                 60            134,931
 Net transfers                                  222,720            (33,682)          (339,852)           104,710         38,372,502
 Surrenders for benefit payments and
   fees                                        (701,565)          (145,260)          (455,964)          (188,127)       (31,106,043)
 Other transactions                                 (15)                 2              1,666                202                389
 Death benefits                                      --                 --            (34,296)           (15,439)          (219,556)
 Net loan                                            (2)                --                 --                 --                 --
 Net annuity transactions                          (681)                --             29,592              9,263             10,725
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                                (439,511)          (174,112)          (787,509)           (89,331)         7,192,948
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets                                      (158,407)          (204,236)          (549,325)           (83,005)         6,915,715

NET ASSETS:
 Beginning of period                          4,375,776            441,922          3,973,014          2,015,042         12,062,873
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 End of period                        $       4,217,369  $         237,686  $       3,423,689  $       1,932,037  $      18,978,588
                                      =================  =================  =================  =================  =================

                                                                                                                  STERLING CAPITAL
                                      ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN                     STERLING CAPITAL        SPECIAL
                                       VPS GROWTH AND    VPS INTERMEDIATE    AMERICAN FUNDS      EQUITY INCOME      OPPORTUNITIES
                                      INCOME PORTFOLIO    BOND PORTFOLIO       GROWTH FUND            VIF                VIF
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
 Net investment income (loss)         $          (5,043) $          39,859  $          (1,625) $          74,260  $        (108,513)
 Net realized gain (loss) on security
   transactions                                  44,847             (8,075)            18,606           (187,230)           539,414
 Net realized gain distributions                     --             30,646             14,198                 --          1,061,013
 Change in unrealized appreciation
   (depreciation) during the period              96,988             45,993            (14,229)           425,985           (408,959)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from operations             136,792            108,423             16,950            313,015          1,082,955
                                      -----------------  -----------------  -----------------  -----------------  -----------------

UNIT TRANSACTIONS:
 Purchases                                          480                 60                495            127,729             43,827
 Net transfers                                  (18,404)           930,040            (12,999)          (321,547)            75,480
 Surrenders for benefit payments and
   fees                                        (307,575)          (628,745)           (51,897)        (1,883,508)          (901,533)
 Other transactions                                  (7)                 4                  1                 (9)                 1
 Death benefits                                 (78,898)           (25,606)                --           (295,972)          (420,881)
 Net loan                                            --                 --                 --                 --                 --
 Net annuity transactions                        41,009            248,256                 --             55,125             (2,699)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                                (363,395)           524,009            (64,400)        (2,318,182)        (1,205,805)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets                                      (226,603)           632,432            (47,450)        (2,005,167)          (122,850)

NET ASSETS:
 Beginning of period                          2,051,418          2,220,381            325,243         13,387,541          7,832,632
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 End of period                        $       1,824,815  $       2,852,813  $         277,793  $      11,382,374  $       7,709,782
                                      =================  =================  =================  =================  =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 2014

                                                                            COLUMBIA VARIABLE
                                                                                PORTFOLIO         WELLS FARGO
                                      STERLING CAPITAL    CALVERT VP SRI        -- SMALL         ADVANTAGE VT      FIDELITY(R) VIP
                                        TOTAL RETURN         BALANCED        COMPANY GROWTH      OMEGA GROWTH       ASSET MANAGER
                                          BOND VIF           PORTFOLIO            FUND               FUND             PORTFOLIO
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
 Net investment income (loss)         $          33,055  $           4,154  $         (71,392) $         (46,127) $           2,404
 Net realized gain (loss) on security
   transactions                                 (14,799)            78,718            264,444            250,845             43,428
 Net realized gain distributions                 26,171             96,274             74,713            586,621             87,236
 Change in unrealized appreciation
   (depreciation) during the period              33,752            (68,694)          (618,799)          (725,664)           (49,681)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from operations              78,179            110,452           (351,034)            65,675             83,387
                                      -----------------  -----------------  -----------------  -----------------  -----------------

UNIT TRANSACTIONS:
 Purchases                                           --              2,766             33,605                300              5,644
 Net transfers                                  193,002             79,636           (299,223)          (173,393)           (12,451)
 Surrenders for benefit payments and
   fees                                        (242,162)          (199,182)          (632,189)          (621,454)          (437,105)
 Other transactions                                 173                  5                (33)                 4                  3
 Death benefits                                      --                 --            (50,455)            (7,552)                --
 Net loan                                            --                 (2)                --                 --                 --
 Net annuity transactions                       (33,189)           (18,059)            (2,884)              (617)                --
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                                 (82,176)          (134,836)          (951,179)          (802,712)          (443,909)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets                                        (3,997)           (24,384)        (1,302,213)          (737,037)          (360,522)

NET ASSETS:
 Beginning of period                          2,143,292          1,460,961          5,334,295          3,604,415          1,940,307
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 End of period                        $       2,139,295  $       1,436,577  $       4,032,082  $       2,867,378  $       1,579,785
                                      =================  =================  =================  =================  =================

                                                          FIDELITY(R) VIP    FIDELITY(R) VIP    FIDELITY(R) VIP    FIDELITY(R) VIP
                                       FIDELITY(R) VIP     CONTRAFUND(R)        OVERSEAS         FREEDOM 2020       FREEDOM 2030
                                      GROWTH PORTFOLIO       PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
 Net investment income (loss)         $         (77,113) $         (43,675) $          (1,950) $            (334) $              56
 Net realized gain (loss) on security
   transactions                                 911,287          1,376,881             45,400             30,224              1,232
 Net realized gain distributions                     --            227,098                511              8,811              1,459
 Change in unrealized appreciation
   (depreciation) during the period            (149,745)          (369,153)          (220,082)           (26,078)            (1,399)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from operations             684,429          1,191,151           (176,121)            12,623              1,348
                                      -----------------  -----------------  -----------------  -----------------  -----------------

UNIT TRANSACTIONS:
 Purchases                                       33,100             65,070             11,393                 --                593
 Net transfers                                   99,834            (69,172)            49,051             64,420             (8,318)
 Surrenders for benefit payments and
   fees                                      (1,520,458)        (2,106,994)          (519,908)           (97,113)            (7,080)
 Other transactions                                  11                 (5)                 2                 --                 --
 Death benefits                                      --                 --                 --                 --                 --
 Net loan                                            (4)                (3)                --                 --                 --
 Net annuity transactions                          (537)               (49)                --                 --                 --
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                              (1,388,054)        (2,111,153)          (459,462)           (32,693)           (14,805)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets                                      (703,625)          (920,002)          (635,583)           (20,070)           (13,457)

NET ASSETS:
 Beginning of period                          7,588,914         12,618,132          2,051,973            501,158             94,599
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 End of period                        $       6,885,289  $      11,698,130  $       1,416,390  $         481,088  $          81,142
                                      =================  =================  =================  =================  =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 2014

                                       FIDELITY(R) VIP    FIDELITY(R) VIP    FIDELITY(R) VIP    FIDELITY(R) VIP    FIDELITY(R) VIP
                                        FREEDOM 2015       FREEDOM 2025      FREEDOM INCOME      FUNDSMANAGER       FUNDSMANAGER
                                          PORTFOLIO          PORTFOLIO          PORTFOLIO        20% PORTFOLIO      50% PORTFOLIO
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT (1)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
 Net investment income (loss)         $           1,051  $           4,351  $             (91) $             (11) $            (259)
 Net realized gain (loss) on security
   transactions                                     959              1,496                509                  9              5,122
 Net realized gain distributions                  9,908              7,291                198                122                 25
 Change in unrealized appreciation
   (depreciation) during the period               6,010             (4,923)               (49)               134             (4,003)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from operations              17,928              8,215                567                254                885
                                      -----------------  -----------------  -----------------  -----------------  -----------------

UNIT TRANSACTIONS:
 Purchases                                        1,900              9,730              1,700                 --                 --
 Net transfers                                       --            430,111                 --                 --            (33,705)
 Surrenders for benefit payments and
   fees                                            (134)           (35,469)           (18,960)                (5)                (2)
 Other transactions                                  --                 13                 --                 --                 --
 Death benefits                                      --                 --                 --                 --                 --
 Net loan                                            --                 --                 --                 --                 --
 Net annuity transactions                            --                 --                 --                 --                 --
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                                   1,766            404,385            (17,260)                (5)           (33,707)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets                                        19,694            412,600            (16,693)               249            (32,822)

NET ASSETS:
 Beginning of period                            567,535            197,289             24,694              9,456             32,822
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 End of period                        $         587,229  $         609,889  $           8,001  $           9,705  $              --
                                      =================  =================  =================  =================  =================

                                       FIDELITY(R) VIP    FIDELITY(R) VIP                          HARTFORD        HARTFORD TOTAL
                                        FUNDSMANAGER       FUNDSMANAGER      FRANKLIN INCOME     BALANCED HLS      RETURN BOND HLS
                                        70% PORTFOLIO      85% PORTFOLIO        VIP FUND             FUND               FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT (2)      SUB-ACCOUNT        SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
 Net investment income (loss)         $             (44) $             118  $          76,565  $       3,364,984  $       6,601,673
 Net realized gain (loss) on security
   transactions                                      34                  1             25,718         57,770,420          3,067,998
 Net realized gain distributions                    153                291                 --                 --                 --
 Change in unrealized appreciation
   (depreciation) during the period                 580               (540)           (28,404)        17,844,789          7,570,602
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from operations                 723               (130)            73,879         78,980,193         17,240,273
                                      -----------------  -----------------  -----------------  -----------------  -----------------

UNIT TRANSACTIONS:
 Purchases                                          224                223                886          5,562,459          2,263,876
 Net transfers                                       --             27,888             13,078         (2,156,998)         3,366,064
 Surrenders for benefit payments and
   fees                                             (10)                (3)          (356,252)      (151,165,927)       (68,435,211)
 Other transactions                                  --                 --                  3             56,481              9,304
 Death benefits                                      --                 --                 --        (27,802,612)        (9,207,595)
 Net loan                                            --                 --                 --                 --                 (2)
 Net annuity transactions                            --                 --                 --          5,587,337          2,831,335
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                                     214             28,108           (342,285)      (169,919,260)       (69,172,229)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets                                           937             27,978           (268,406)       (90,939,067)       (51,931,956)

NET ASSETS:
 Beginning of period                             18,955              1,176          2,098,156      1,047,240,329        422,212,220
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 End of period                        $          19,892  $          29,154  $       1,829,750  $     956,301,262  $     370,280,264
                                      =================  =================  =================  =================  =================

--------
(1) Not funded as of December 31, 2014.
(2) Formerly Franklin Income Securities Fund. Change effective May 1, 2014.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 2014

                                      HARTFORD CAPITAL   HARTFORD DIVIDEND   HARTFORD GLOBAL       HARTFORD        HARTFORD GLOBAL
                                      APPRECIATION HLS    AND GROWTH HLS      RESEARCH HLS      HEALTHCARE HLS       GROWTH HLS
                                            FUND               FUND               FUND               FUND               FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT (3)      SUB-ACCOUNT      SUB-ACCOUNT (4)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
 Net investment income (loss)         $      (8,100,869) $       2,023,451  $         146,169  $        (514,592) $        (919,995)
 Net realized gain (loss) on security
   transactions                             117,820,667         54,287,857          5,153,335          3,971,627          5,310,298
 Net realized gain distributions            214,458,205         84,523,661            665,376          3,378,494                 --
 Change in unrealized appreciation
   (depreciation) during the period        (237,799,990)       (65,948,144)        (4,846,840)         2,771,597           (306,223)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from operations          86,378,013         74,886,825          1,118,040          9,607,126          4,084,080
                                      -----------------  -----------------  -----------------  -----------------  -----------------

UNIT TRANSACTIONS:
 Purchases                                    7,392,259          4,127,258             62,708             17,645            581,791
 Net transfers                              (24,551,206)        (6,361,759)       (17,854,969)        (1,077,792)        16,764,701
 Surrenders for benefit payments and
   fees                                    (207,956,774)      (112,634,996)          (862,980)        (5,612,678)       (12,616,557)
 Other transactions                               8,567             28,052                174              1,425              1,861
 Death benefits                             (27,375,664)       (14,002,801)           (99,619)          (447,077)        (1,395,228)
 Net loan                                            (9)                (4)                --                 --                 --
 Net annuity transactions                     5,104,300          3,487,364            (65,966)           266,820            507,367
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                            (247,378,527)      (125,356,886)       (18,820,652)        (6,851,657)         3,843,935
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets                                  (161,000,514)       (50,470,061)       (17,702,612)         2,755,469          7,928,015

NET ASSETS:
 Beginning of period                      1,628,087,321        733,690,562         17,702,612         41,176,682         83,486,826
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 End of period                        $   1,467,086,807  $     683,220,501  $              --  $      43,932,151  $      91,414,841
                                      =================  =================  =================  =================  =================

                                          HARTFORD                           HARTFORD GROWTH
                                         DISCIPLINED      HARTFORD GROWTH     OPPORTUNITIES      HARTFORD HIGH     HARTFORD INDEX
                                       EQUITY HLS FUND       HLS FUND           HLS FUND        YIELD HLS FUND        HLS FUND
                                         SUB-ACCOUNT      SUB-ACCOUNT (5)    SUB-ACCOUNT (6)      SUB-ACCOUNT      SUB-ACCOUNT (7)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
 Net investment income (loss)         $        (866,576) $        (327,559) $      (1,436,952) $       5,203,827  $         623,699
 Net realized gain (loss) on security
   transactions                               9,910,454          7,357,224          7,158,412         (1,025,188)        88,857,705
 Net realized gain distributions                877,701         14,457,121         20,512,370                 --          7,610,750
 Change in unrealized appreciation
   (depreciation) during the period           2,331,720        (20,109,322)       (13,901,381)        (3,028,264)       (92,648,553)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from operations          12,253,299          1,377,464         12,332,449          1,150,375          4,443,601
                                      -----------------  -----------------  -----------------  -----------------  -----------------

UNIT TRANSACTIONS:
 Purchases                                      675,860            251,893            801,715            662,881            514,107
 Net transfers                                 (647,670)       (49,012,083)        48,815,689         (1,395,712)      (162,856,094)
 Surrenders for benefit payments and
   fees                                     (15,499,845)        (4,234,955)       (17,479,187)       (16,232,283)       (17,979,917)
 Other transactions                               3,090             13,630              9,077                486              1,567
 Death benefits                              (2,104,863)          (432,457)        (1,813,086)        (1,791,154)        (1,812,135)
 Net loan                                            --                 --                 --                 --                (12)
 Net annuity transactions                       656,758           (373,489)           565,247            390,169         (2,757,256)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                             (16,916,670)       (53,787,461)        30,899,455        (18,365,613)      (184,889,740)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets                                    (4,663,371)       (52,409,997)        43,231,904        (17,215,238)      (180,446,139)

NET ASSETS:
 Beginning of period                         97,256,674         52,409,997         84,274,998         95,403,790        180,446,139
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 End of period                        $      92,593,303  $              --  $     127,506,902  $      78,188,552  $              --
                                      =================  =================  =================  =================  =================

--------
(3) Merged with Hartford Global Growth HLS Fund. Change effective June 23, 2014.
(4) Merged with Hartford Global Research HLS Fund. Change effective June 23,
2014.
(5) Merged with Hartford Growth Opportunities HLS Fund. Change effective June 23, 2014.
(6) Merged with Hartford Growth HLS Fund. Change effective June 23, 2014.
(7) Merged with HIMCO VIT Index Fund. Change effective October 20, 2014.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 2014

                                          HARTFORD
                                        INTERNATIONAL     HARTFORD SMALL/                                             HARTFORD
                                        OPPORTUNITIES     MID CAP EQUITY     HARTFORD MIDCAP    HARTFORD MIDCAP    ULTRASHORT BOND
                                          HLS FUND           HLS FUND           HLS FUND        VALUE HLS FUND        HLS FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
 Net investment income (loss)         $       1,775,188  $          (5,538) $      (2,049,226) $      (1,099,822) $      (1,502,308)
 Net realized gain (loss) on security
   transactions                              13,138,636          1,736,960         16,442,548          8,572,958             67,894
 Net realized gain distributions                     --          4,396,427         20,460,349         15,529,685                 --
 Change in unrealized appreciation
   (depreciation) during the period         (27,638,581)        (5,435,809)       (18,209,761)       (15,209,956)            40,429
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from operations         (12,724,757)           692,040         16,643,910          7,792,865         (1,393,985)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

UNIT TRANSACTIONS:
 Purchases                                    1,612,549            166,144            508,079            948,262          1,229,336
 Net transfers                               (1,018,306)        (1,823,613)        (4,746,006)           894,083        (10,797,657)
 Surrenders for benefit payments and
   fees                                     (37,309,335)        (3,664,212)       (19,316,731)       (18,853,245)       (20,571,636)
 Other transactions                               9,815              1,154              2,876                975              6,063
 Death benefits                              (4,057,406)          (394,902)        (3,616,468)        (2,500,144)        (2,625,618)
 Net loan                                            (5)                --                 --                 --                 --
 Net annuity transactions                     1,041,054             76,823          1,039,041            141,963            985,114
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                             (39,721,634)        (5,638,606)       (26,129,209)       (19,368,106)       (31,774,398)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets                                   (52,446,391)        (4,946,566)        (9,485,299)       (11,575,241)       (33,168,383)

NET ASSETS:
 Beginning of period                        269,383,602         25,838,575        179,429,154        128,470,601        121,294,430
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 End of period                        $     216,937,211  $      20,892,009  $     169,943,855  $     116,895,360  $      88,126,047
                                      =================  =================  =================  =================  =================

                                                                                                 HARTFORD U.S.
                                       HARTFORD SMALL        HARTFORD                             GOVERNMENT
                                         COMPANY HLS      SMALLCAP GROWTH    HARTFORD STOCK     SECURITIES HLS     HARTFORD VALUE
                                            FUND             HLS FUND           HLS FUND             FUND             HLS FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
 Net investment income (loss)         $      (1,442,766) $      (1,104,670) $       2,566,784  $         870,297  $        (103,398)
 Net realized gain (loss) on security
   transactions                               9,063,630          8,178,654         44,963,383         (1,568,266)         9,251,362
 Net realized gain distributions             18,295,911         13,355,632                 --                 --                 --
 Change in unrealized appreciation
   (depreciation) during the period         (20,508,507)       (17,932,181)         4,656,987          2,359,586            (85,621)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from operations           5,408,268          2,497,435         52,187,154          1,661,617          9,062,343
                                      -----------------  -----------------  -----------------  -----------------  -----------------

UNIT TRANSACTIONS:
 Purchases                                      549,581            312,016          2,832,320          1,180,104            466,420
 Net transfers                               (3,174,887)        (3,758,679)       (10,107,331)         2,583,962         (2,154,121)
 Surrenders for benefit payments and
   fees                                     (13,391,515)       (12,605,905)       (77,816,312)       (21,655,969)       (17,332,453)
 Other transactions                               3,484              3,591            (11,954)             4,429                271
 Death benefits                              (2,140,367)        (1,063,666)       (10,312,586)        (4,310,435)        (2,144,697)
 Net loan                                            --                 --                 (4)                --                 --
 Net annuity transactions                       312,837            263,303          1,740,850            652,438            242,251
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                             (17,840,867)       (16,849,340)       (93,675,017)       (21,545,471)       (20,922,329)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets                                   (12,432,599)       (14,351,905)       (41,487,863)       (19,883,854)       (11,859,986)

NET ASSETS:
 Beginning of period                        112,459,420         84,357,776        596,911,162        135,461,174        108,099,539
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 End of period                        $     100,026,821  $      70,005,871  $     555,423,299  $     115,577,320  $      96,239,553
                                      =================  =================  =================  =================  =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 2014

                                        HUNTINGTON VA      HUNTINGTON VA                         HUNTINGTON VA      HUNTINGTON VA
                                        INCOME EQUITY    DIVIDEND CAPTURE     HUNTINGTON VA        MID CORP       ROTATING MARKETS
                                            FUND               FUND            GROWTH FUND       AMERICA FUND           FUND
                                       SUB-ACCOUNT (8)    SUB-ACCOUNT (9)   SUB-ACCOUNT (10)   SUB-ACCOUNT (11)   SUB-ACCOUNT (12)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
 Net investment income (loss)         $         319,588  $         181,000  $          (9,842) $           7,910  $          (2,108)
 Net realized gain (loss) on security
   transactions                                 583,599            367,533         (1,072,459)          (890,136)           (19,841)
 Net realized gain distributions                153,544                 --          1,694,814          2,808,013            221,133
 Change in unrealized appreciation
   (depreciation) during the period            (756,776)            (2,522)          (674,992)        (1,839,833)          (208,317)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from operations             299,955            546,011            (62,479)            85,954             (9,133)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

UNIT TRANSACTIONS:
 Purchases                                       21,952            100,444              3,046              3,509                150
 Net transfers                               (5,132,265)         4,399,348         (2,175,619)        (4,757,700)          (855,796)
 Surrenders for benefit payments and
   fees                                        (686,298)        (2,404,750)          (501,245)          (739,190)           (38,889)
 Other transactions                                  --                658                 (1)                 2                  1
 Death benefits                                 (16,653)          (104,883)           (47,062)           (68,120)            (4,612)
 Net loan                                            --                 --                 --                 --                 --
 Net annuity transactions                       (24,735)            83,769                 --                 36                 --
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                              (5,837,999)         2,074,586         (2,720,881)        (5,561,463)          (899,146)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets                                    (5,538,044)         2,620,597         (2,783,360)        (5,475,509)          (908,279)

NET ASSETS:
 Beginning of period                          5,538,044          7,009,918          2,783,360          5,475,509            908,279
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 End of period                        $              --  $       9,630,515  $              --  $              --  $              --
                                      =================  =================  =================  =================  =================

                                        HUNTINGTON VA      HUNTINGTON VA                       BLACKROCK GLOBAL    BLACKROCK LARGE
                                        INTERNATIONAL        MORTGAGE         HUNTINGTON VA      OPPORTUNITIES     CAP GROWTH V.I.
                                         EQUITY FUND      SECURITIES FUND      SITUS FUND          V.I. FUND            FUND
                                         SUB-ACCOUNT     SUB-ACCOUNT (13)   SUB-ACCOUNT (14)      SUB-ACCOUNT        SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
 Net investment income (loss)         $           3,442  $           6,092  $         (48,157) $            (446) $            (577)
 Net realized gain (loss) on security
   transactions                                  39,802             (5,676)           118,807              1,722                257
 Net realized gain distributions                     --              4,253             86,246              1,499              6,857
 Change in unrealized appreciation
   (depreciation) during the period             (98,982)            (3,333)          (384,739)            (5,696)              (756)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from operations             (55,738)             1,336           (227,843)            (2,921)             5,781
                                      -----------------  -----------------  -----------------  -----------------  -----------------

UNIT TRANSACTIONS:
 Purchases                                        5,022                 67             58,730                 --                 --
 Net transfers                                  (57,309)          (230,344)         4,483,237             (7,006)              (102)
 Surrenders for benefit payments and
   fees                                        (169,532)            (7,272)          (704,322)            (4,158)                (7)
 Other transactions                                  --                 (1)                (8)                --                  1
 Death benefits                                  (3,895)               (93)           (72,040)                --                 --
 Net loan                                            --                 --                 --                 --                 --
 Net annuity transactions                            --                 --             13,129                 --                 --
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                                (225,714)          (237,643)         3,778,726            (11,164)              (108)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets                                      (281,452)          (236,307)         3,550,883            (14,085)             5,673

NET ASSETS:
 Beginning of period                            854,704            236,307          1,556,758             48,023             47,421
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 End of period                        $         573,252  $              --  $       5,107,641  $          33,938  $          53,094
                                      =================  =================  =================  =================  =================

--------
(8) Merged with Huntington VA Dividend Capture Fund. Change effective June 23, 2014.
(9) Merged with Huntington VA Income Equity Fund. Change effective June 23,
2014.
(10) Liquidated as of May 16, 2014.
(11) Merged with Huntington VA Situs Fund. Change effective June 23, 2014.
(12) Liquidated as of May 16, 2014.
(13) Liquidated as of May 16, 2014.
(14) Merged with Huntington VA Mid Corp America Fund. Change effective June 23, 2014.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 2014

                                                                                               COLUMBIA VARIABLE
                                                                                                   PORTFOLIO      COLUMBIA VARIABLE
                                                                                                  -- MARSICO          PORTFOLIO
                                                           INVESCO V.I.                          INTERNATIONAL       -- MARSICO
                                        UIF U.S. REAL       EQUITY AND         UIF MID CAP       OPPORTUNITIES    FOCUSED EQUITIES
                                      ESTATE PORTFOLIO      INCOME FUND     GROWTH PORTFOLIO         FUND               FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
 Net investment income (loss)         $             (43) $           1,370  $          (6,913) $        (123,628) $        (192,892)
 Net realized gain (loss) on security
   transactions                                   6,314             22,517             12,642            549,147          1,083,212
 Net realized gain distributions                     --             23,943             78,647                 --          3,544,619
 Change in unrealized appreciation
   (depreciation) during the period             105,043             (9,658)           (84,951)        (1,016,956)        (2,158,136)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from operations             111,314             38,172               (575)          (591,437)         2,276,803
                                      -----------------  -----------------  -----------------  -----------------  -----------------

UNIT TRANSACTIONS:
 Purchases                                       15,730                184                428             23,131            121,233
 Net transfers                                   46,461             38,394             (2,201)           (16,878)           (49,732)
 Surrenders for benefit payments and
   fees                                        (146,559)           (93,603)           (53,413)        (1,350,783)        (3,237,284)
 Other transactions                                   2                 (1)                --              2,323             41,822
 Death benefits                                      --                 --                 --            (79,599)          (508,875)
 Net loan                                            --                 --                 --                 --                 --
 Net annuity transactions                            --                 --                 --              7,577             82,223
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                                 (84,366)           (55,026)           (55,186)        (1,414,229)        (3,550,613)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets                                        26,948            (16,854)           (55,761)        (2,005,666)        (1,273,810)

NET ASSETS:
 Beginning of period                            454,029            512,119            556,993          9,338,322         23,030,718
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 End of period                        $         480,977  $         495,265  $         501,232  $       7,332,656  $      21,756,908
                                      =================  =================  =================  =================  =================

                                                                                               COLUMBIA VARIABLE  COLUMBIA VARIABLE
                                      COLUMBIA VARIABLE  COLUMBIA VARIABLE  COLUMBIA VARIABLE      PORTFOLIO          PORTFOLIO
                                          PORTFOLIO          PORTFOLIO          PORTFOLIO         -- DIVIDEND         -- INCOME
                                          -- ASSET          -- MARSICO       -- MARSICO 21ST      OPPORTUNITY       OPPORTUNITIES
                                       ALLOCATION FUND      GROWTH FUND       CENTURY FUND           FUND               FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
 Net investment income (loss)         $          29,236  $        (180,373) $         (49,363) $        (138,556) $         (98,607)
 Net realized gain (loss) on security
   transactions                                  (1,391)         1,840,174            323,675            636,691            (56,973)
 Net realized gain distributions                 60,415          2,168,128            145,150                 --                 --
 Change in unrealized appreciation
   (depreciation) during the period             137,404         (2,716,982)          (176,214)           210,943            312,553
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from operations             225,664          1,110,947            243,248            709,078            156,973
                                      -----------------  -----------------  -----------------  -----------------  -----------------

UNIT TRANSACTIONS:
 Purchases                                        5,137             23,655             10,112              9,786              9,374
 Net transfers                                   13,630           (204,048)             2,961           (250,824)            24,442
 Surrenders for benefit payments and
   fees                                        (372,055)        (2,857,918)          (432,362)        (1,884,628)        (1,051,398)
 Other transactions                                 172             (1,273)                (6)               130                (24)
 Death benefits                                 (14,601)          (340,577)           (72,624)          (105,813)          (128,878)
 Net loan                                            --                 --                 --                 --                 --
 Net annuity transactions                           789             63,754             10,492             (3,460)            47,403
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                                (366,928)        (3,316,407)          (481,427)        (2,234,809)        (1,099,081)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets                                      (141,264)        (2,205,460)          (238,179)        (1,525,731)          (942,108)

NET ASSETS:
 Beginning of period                          2,912,490         16,062,389          3,561,622          9,382,552          6,422,465
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 End of period                        $       2,771,226  $      13,856,929  $       3,323,443  $       7,856,821  $       5,480,357
                                      =================  =================  =================  =================  =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 2014

                                      COLUMBIA VARIABLE
                                          PORTFOLIO
                                         -- MID CAP
                                           GROWTH
                                         OPPORTUNITY        OPPENHEIMER      PUTNAM VT SMALL    PIMCO VIT REAL      PIONEER FUND
                                            FUND          GLOBAL FUND/VA     CAP VALUE FUND    RETURN PORTFOLIO     VCT PORTFOLIO
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
 Net investment income (loss)         $        (117,203) $          (3,594) $          (3,236) $           1,994  $         (79,980)
 Net realized gain (loss) on security
   transactions                                 369,436             17,322             (7,107)            (2,957)           729,030
 Net realized gain distributions                     --             39,689            104,430                 --            910,338
 Change in unrealized appreciation
   (depreciation) during the period             118,591            (49,083)           (90,189)            26,007           (442,487)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from operations             370,824              4,334              3,898             25,044          1,116,901
                                      -----------------  -----------------  -----------------  -----------------  -----------------

UNIT TRANSACTIONS:
 Purchases                                        3,370             17,731              1,264             37,142            132,203
 Net transfers                                 (394,302)            30,613            (56,391)           (12,012)          (230,124)
 Surrenders for benefit payments and
   fees                                      (1,293,437)          (107,848)           (64,910)          (262,561)        (2,938,282)
 Other transactions                                  82                 --                  1                 78                (36)
 Death benefits                                 (25,568)                --                 --                 --           (310,180)
 Net loan                                            --                 --                 --                 --                 --
 Net annuity transactions                          (859)                --                 --                 --             22,732
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                              (1,710,714)           (59,504)          (120,036)          (237,353)        (3,323,687)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets                                    (1,339,890)           (55,170)          (116,138)          (212,309)        (2,206,786)

NET ASSETS:
 Beginning of period                          7,903,833            912,736            452,607          1,192,462         14,356,258
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 End of period                        $       6,563,943  $         857,566  $         336,469  $         980,153  $      12,149,472
                                      =================  =================  =================  =================  =================

                                       PIONEER MID CAP                                                              PRUDENTIAL SP
                                          VALUE VCT       JENNISON 20/20                       PRUDENTIAL VALUE     INTERNATIONAL
                                          PORTFOLIO         FOCUS FUND        JENNISON FUND        PORTFOLIO      GROWTH PORTFOLIO
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
 Net investment income (loss)         $          (1,614) $          (1,797) $          (8,565) $          (7,497) $            (945)
 Net realized gain (loss) on security
   transactions                                   4,837             20,553              6,744            (12,744)             1,980
 Net realized gain distributions                 36,373                 --                 --                 --                 --
 Change in unrealized appreciation
   (depreciation) during the period              (7,999)           (13,012)            49,175             53,347             (6,044)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from operations              31,597              5,744             47,354             33,106             (5,009)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

UNIT TRANSACTIONS:
 Purchases                                        2,649                 --                 --                 --                 --
 Net transfers                                   73,647                 --                641                 --                812
 Surrenders for benefit payments and
   fees                                         (67,662)           (44,272)            (8,005)           (15,160)              (827)
 Other transactions                                   3                  1                  1                 (2)                --
 Death benefits                                      --                 --                 --               (468)           (11,324)
 Net loan                                            --                 --                 --                 --                 --
 Net annuity transactions                            --                 --               (376)                --                 --
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                                   8,637            (44,271)            (7,739)           (15,630)           (11,339)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets                                        40,234            (38,527)            39,615             17,476            (16,348)

NET ASSETS:
 Beginning of period                            228,143            140,340            590,046            426,734             75,825
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 End of period                        $         268,377  $         101,813  $         629,661  $         444,210  $          59,477
                                      =================  =================  =================  =================  =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 2014

                                                            LEGG MASON      VICTORY VARIABLE
                                                            CLEARBRIDGE         INSURANCE                           INVESCO V.I.
                                       ROYCE SMALL-CAP     APPRECIATION     DIVERSIFIED STOCK    INVESCO V.I.         AMERICAN
                                          PORTFOLIO            FUND               FUND           COMSTOCK FUND     FRANCHISE FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
 Net investment income (loss)         $         (10,981) $            (195) $          (2,274) $            (201) $         (17,325)
 Net realized gain (loss) on security
   transactions                                  99,832              1,433             23,582             11,871             95,306
 Net realized gain distributions                 83,330              8,204                 --                 --                 --
 Change in unrealized appreciation
   (depreciation) during the period            (167,379)            11,743             20,944              4,131              7,555
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from operations               4,802             21,185             42,252             15,801             85,536
                                      -----------------  -----------------  -----------------  -----------------  -----------------

UNIT TRANSACTIONS:
 Purchases                                        4,669                 --                200                472              7,849
 Net transfers                                 (223,836)                --             (1,188)            16,465            (12,946)
 Surrenders for benefit payments and
   fees                                        (200,461)               (23)           (64,922)           (35,938)          (228,566)
 Other transactions                                   7                 --                 --                 --              2,756
 Death benefits                                      --                 --            (13,400)                --             (3,520)
 Net loan                                            --                 --                 --                 --                 --
 Net annuity transactions                            --                 --             (2,108)                --             (1,264)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                                (419,621)               (23)           (81,418)           (19,001)          (235,691)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets                                      (414,819)            21,162            (39,166)            (3,200)          (150,155)

NET ASSETS:
 Beginning of period                          1,109,006            219,989            542,829            238,299          1,361,018
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 End of period                        $         694,187  $         241,151  $         503,663  $         235,099  $       1,210,863
                                      =================  =================  =================  =================  =================

                                         WELLS FARGO        WELLS FARGO        WELLS FARGO        WELLS FARGO        WELLS FARGO
                                        ADVANTAGE VT       ADVANTAGE VT       ADVANTAGE VT       ADVANTAGE VT       ADVANTAGE VT
                                         INDEX ASSET       TOTAL RETURN      INTRINSIC VALUE     INTERNATIONAL        SMALL CAP
                                       ALLOCATION FUND       BOND FUND            FUND            EQUITY FUND        GROWTH FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                      -----------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
 Net investment income (loss)         $             (47) $             (54) $             (21) $          81,817  $         (47,506)
 Net realized gain (loss) on security
   transactions                                      60                  4                 40            153,847            287,753
 Net realized gain distributions                     --                 --                 --            138,949            298,299
 Change in unrealized appreciation
   (depreciation) during the period               1,853                449                172           (838,352)          (687,241)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from operations               1,866                399                191           (463,739)          (148,695)
                                      -----------------  -----------------  -----------------  -----------------  -----------------

UNIT TRANSACTIONS:
 Purchases                                           --                 --                 --              5,365             64,462
 Net transfers                                       --                105               (104)           122,170           (211,117)
 Surrenders for benefit payments and
   fees                                              --                 (3)                (2)        (1,149,236)          (464,339)
 Other transactions                                   2                 --                 --               (195)                29
 Death benefits                                      --                 --                 --           (207,961)          (123,484)
 Net loan                                            --                 --                 --                 --                 --
 Net annuity transactions                            --                 --                 --             39,414            (28,480)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                                       2                102               (106)        (1,190,443)          (762,929)
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 Net increase (decrease) in net
   assets                                         1,868                501                 85         (1,654,182)          (911,624)

NET ASSETS:
 Beginning of period                             11,792             10,881              2,293          7,651,102          4,121,870
                                      -----------------  -----------------  -----------------  -----------------  -----------------
 End of period                        $          13,660  $          11,382  $           2,378  $       5,996,920  $       3,210,246
                                      =================  =================  =================  =================  =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE PERIOD ENDED DECEMBER 31, 2014

                                         WELLS FARGO        WELLS FARGO
                                        ADVANTAGE VT       ADVANTAGE VT          HIMCO VIT
                                       SMALL CAP VALUE      OPPORTUNITY          INDEX FUND
                                            FUND               FUND           SUB-ACCOUNT (15)
                                         SUB-ACCOUNT        SUB-ACCOUNT             (16)
                                      -----------------  -----------------  --------------------
OPERATIONS:
 Net investment income (loss)         $         (53,752) $         (48,761) $           (466,413)
 Net realized gain (loss) on security
   transactions                                 444,882            589,740               464,970
 Net realized gain distributions                     --                 --                    --
 Change in unrealized appreciation
   (depreciation) during the period            (214,307)          (142,523)           15,298,384
                                      -----------------  -----------------  --------------------
 Net increase (decrease) in net
   assets resulting from operations             176,823            398,456            15,296,941
                                      -----------------  -----------------  --------------------

UNIT TRANSACTIONS:
 Purchases                                       10,602             68,917                91,339
 Net transfers                                   58,854            261,691           162,459,788
 Surrenders for benefit payments and
   fees                                        (795,897)          (828,670)           (4,483,425)
 Other transactions                                (110)                56                (4,477)
 Death benefits                                 (86,858)          (146,390)             (513,181)
 Net loan                                            --                 --                    (2)
 Net annuity transactions                        12,409             12,566             3,438,919
                                      -----------------  -----------------  --------------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                                (801,000)          (631,830)          160,988,961
                                      -----------------  -----------------  --------------------
 Net increase (decrease) in net
   assets                                      (624,177)          (233,374)          176,285,902

NET ASSETS:
 Beginning of period                          5,296,213          5,005,193                    --
                                      -----------------  -----------------  --------------------
 End of period                        $       4,672,036  $       4,771,819  $        176,285,902
                                      =================  =================  ====================

--------
(15) Funded as of October 17, 2014.
(16) Merged with Hartford Index HLS Fund. Change effective October 20, 2014.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2015

1. ORGANIZATION:

Separate Account Two (the "Account") is a separate investment account established by Hartford Life Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

The Account is comprised of the following Sub-Accounts:

American Century VP Capital Appreciation Fund, AB VPS International Value Portfolio (Formerly AllianceBernstein VPS International Value Portfolio), Invesco V.I. Core Equity Fund, Invesco V.I. High Yield Fund, Invesco V.I. Money Market Fund, AB VPS Growth and Income Portfolio (Formerly AllianceBernstein VPS Growth and Income Portfolio), AB VPS Intermediate Bond Portfolio (Formerly AllianceBernstein VPS Intermediate Bond Portfolio), American Funds Growth Fund, Sterling Capital Equity Income VIF*, Sterling Capital Special Opportunities VIF*, Sterling Capital Total Return Bond VIF*, Calvert VP SRI Balanced Portfolio, Columbia Variable Portfolio -- Small Company Growth Fund, Wells Fargo VT Omega Growth Fund (Formerly Wells Fargo Advantage VT Omega Growth Fund), Fidelity(R) VIP Asset Manager Portfolio, Fidelity(R) VIP Growth Portfolio, Fidelity(R) VIP Contrafund(R) Portfolio, Fidelity(R) VIP Overseas Portfolio, Fidelity(R) VIP Freedom 2020 Portfolio, Fidelity(R) VIP Freedom 2030 Portfolio, Fidelity(R) VIP Freedom 2015 Portfolio, Fidelity(R) VIP Freedom 2025 Portfolio, Fidelity(R) VIP Freedom Income Portfolio, Fidelity(R) VIP FundsManager 20% Portfolio, Fidelity(R) VIP FundsManager 70% Portfolio, Fidelity(R) VIP FundsManager 85% Portfolio, Franklin Income VIP Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Healthcare HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Ultrashort Bond HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Huntington VA Dividend Capture Fund, Huntington VA International Equity Fund*, Huntington VA Situs Fund, BlackRock Global Opportunities V.I. Fund, BlackRock Large Cap Growth V.I. Fund, UIF U.S. Real Estate Portfolio, Invesco V.I. Equity and Income Fund, UIF Mid Cap Growth Portfolio, Columbia Variable Portfolio -- International Opportunities Fund (Formerly Columbia Variable Portfolio -- Marsico International Opportunities
Fund), Columbia Variable Portfolio -- Large Cap Growth Fund III (Formerly Columbia Variable Portfolio -- Marsico Focused Equities Fund), Columbia Variable Portfolio -- Asset Allocation Fund, Variable Portfolio -- Loomis Sayles Growth Fund II (Formerly Columbia Variable Portfolio -- Marsico Growth Fund), Columbia Variable Portfolio -- Large Cap Growth Fund II (Formerly Columbia Variable Portfolio -- Marsico 21st Century Fund), Columbia Variable Portfolio -- Dividend Opportunity Fund, Columbia Variable Portfolio -- Income Opportunities Fund, Columbia Variable Portfolio -- Mid Cap Growth Fund (Formerly Columbia Variable Portfolio -- Mid Cap Growth Opportunity Fund), Oppenheimer Global Fund/VA, Putnam VT Small Cap Value Fund, PIMCO VIT Real Return Portfolio, Pioneer Fund VCT Portfolio, Pioneer Mid Cap Value VCT Portfolio, Jennison 20/20 Focus Fund, Jennison Fund, Prudential Value Portfolio, Prudential SP International Growth Portfolio, Royce Small-Cap Portfolio, Legg Mason ClearBridge Appreciation Fund, Victory Variable Insurance Diversified Stock Fund, Invesco V.I. Comstock Fund, Invesco V.I. American Franchise Fund, Wells Fargo VT Index Asset Allocation Fund (Formerly Wells Fargo Advantage VT Index Asset Allocation Fund), Wells Fargo VT Total Return Bond Fund (Formerly Wells Fargo Advantage VT Total Return Bond
Fund), Wells Fargo VT Intrinsic Value Fund (Formerly Wells Fargo Advantage VT Intrinsic Value Fund), Wells Fargo VT International Equity Fund (Formerly Wells Fargo Advantage VT International Equity Fund), Wells Fargo VT Small Cap Growth Fund (Formerly Wells Fargo Advantage VT Small Cap Growth Fund), Wells Fargo VT Small Cap Value Fund (Formerly Wells Fargo Advantage VT Small Cap Value Fund), Wells Fargo VT Opportunity Fund (Formerly Wells Fargo Advantage VT Opportunity
Fund), and HIMCO VIT Index Fund.

--------
* During 2015, this Sub-Account was liquidated.

The Sub-Accounts are invested in mutual funds (the "Funds") of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. For 2014, the following transfers due to fund mergers are included in net transfers on the statements of changes in net assets:

SURVIVING SUB-ACCOUNT                                                                 ASSETS RECEIVED
-----------------------------------------------------------------------------------   ----------------
Hartford Global Growth HLS Fund                                                       $     18,195,433
Hartford Growth Opportunities HLS Fund                                                $     48,058,827
HIMCO VIT Index Fund                                                                  $    166,664,418
Huntington VA Dividend Capture Fund                                                   $      4,744,979
Huntington VA Situs Fund                                                              $      4,415,673

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2015 closing net asset value as determined by the appropriate Fund Manager.

For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

LEVEL 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

LEVEL 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2015 the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2015 and 2014.

g) Accounting for Uncertain Tax Positions - Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2015. The 2012 through 2015 tax years generally remain subject to examination by U.S. Federal and most state tax authorities.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.50% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account's average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.15% of the Sub-Account's average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $30 may be charged. In addition, an annual contract fee up to a maximum of $100 may be charged. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

e) Rider Charges - The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

Optional Death Benefit Charge maximum of 0.15%
Earnings Protection Benefit Charge maximum of 0.20%
Principal First Charge maximum of 0.75%
Principal First Preferred Charge maximum of 0.20%
MAV/EPB Death Benefit Charge maximum of 0.30%
MAV 70 Death Benefit Charge maximum of 0.20%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners' accounts as specified in the product prospectus.

f) Transactions with Related Parties - The Sponsor and its affiliates receive fees from the HLS and HIMCO VIT funds for services provided to these Funds. The fees received for these services are a maximum of 1.11% and 0.55%, respectively, of the Funds' average daily net assets.

4. PURCHASES AND SALES OF INVESTMENTS:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2015 were as follows:

SUB-ACCOUNT                                                                     PURCHASES AT COST       PROCEEDS FROM SALES
---------------------------------------------------------------------------  -----------------------  -----------------------
American Century VP Capital Appreciation Fund                                $               506,863  $               386,854
AB VPS International Value Portfolio+                                        $                 6,569  $                33,821
Invesco V.I. Core Equity Fund                                                $               395,776  $               389,814
Invesco V.I. High Yield Fund                                                 $               353,726  $               383,450
Invesco V.I. Money Market Fund                                               $            60,944,567  $            52,909,160
AB VPS Growth and Income Portfolio+                                          $                36,069  $               343,089
AB VPS Intermediate Bond Portfolio+                                          $               204,154  $               532,487
American Funds Growth Fund                                                   $                99,925  $                19,935
Sterling Capital Equity Income VIF+                                          $               138,466  $            11,803,491
Sterling Capital Special Opportunities VIF+                                  $               993,036  $             7,947,410
Sterling Capital Total Return Bond VIF+                                      $                68,175  $             2,175,620
Calvert VP SRI Balanced Portfolio                                            $                10,546  $               298,415
Columbia Variable Portfolio -- Small Company Growth Fund                     $             1,443,500  $             1,195,810
Wells Fargo VT Omega Growth Fund+                                            $               627,149  $               935,483
Fidelity(R) VIP Asset Manager Portfolio                                      $               132,405  $               287,588
Fidelity(R) VIP Growth Portfolio                                             $               383,444  $               530,688
Fidelity(R) VIP Contrafund(R) Portfolio                                      $             1,247,961  $             1,403,143
Fidelity(R) VIP Overseas Portfolio                                           $                80,888  $               263,361
Fidelity(R) VIP Freedom 2020 Portfolio                                       $                11,109  $                24,963
Fidelity(R) VIP Freedom 2030 Portfolio                                       $                46,583  $                 2,086
Fidelity(R) VIP Freedom 2015 Portfolio                                       $                11,707  $               117,428
Fidelity(R) VIP Freedom 2025 Portfolio                                       $                50,454  $                33,732
Fidelity(R) VIP Freedom Income Portfolio                                     $                 2,736  $                    92
Fidelity(R) VIP FundsManager 20% Portfolio                                   $                   403  $                   128
Fidelity(R) VIP FundsManager 70% Portfolio                                   $                 3,328  $                   283
Fidelity(R) VIP FundsManager 85% Portfolio                                   $                13,047  $                10,710
Franklin Income VIP Fund                                                     $               142,729  $               383,044
Hartford Balanced HLS Fund                                                   $            23,990,280  $           149,727,405
Hartford Total Return Bond HLS Fund                                          $            29,510,723  $            71,778,123
Hartford Capital Appreciation HLS Fund                                       $           290,778,325  $           232,375,268
Hartford Dividend and Growth HLS Fund                                        $           109,109,969  $           118,964,061
Hartford Healthcare HLS Fund                                                 $             5,470,848  $             7,716,010
Hartford Global Growth HLS Fund                                              $            11,205,747  $            18,887,362
Hartford Disciplined Equity HLS Fund                                         $            34,225,653  $            21,991,487
Hartford Growth Opportunities HLS Fund                                       $            42,932,610  $            29,618,881
Hartford High Yield HLS Fund                                                 $             9,903,780  $            20,683,404
Hartford International Opportunities HLS Fund                                $            13,335,149  $            42,032,871
Hartford Small/Mid Cap Equity HLS Fund                                       $             6,013,634  $             6,265,729
Hartford MidCap HLS Fund                                                     $            18,800,388  $            23,884,253
Hartford MidCap Value HLS Fund                                               $            21,118,360  $            22,511,451
Hartford Ultrashort Bond HLS Fund                                            $             8,419,970  $            22,681,868
Hartford Small Company HLS Fund                                              $            22,707,340  $            18,338,102
Hartford SmallCap Growth HLS Fund                                            $            15,500,925  $            21,353,387
Hartford Stock HLS Fund                                                      $            12,663,910  $            78,022,108

Hartford U.S. Government Securities HLS Fund                                 $            12,509,784  $            27,392,750
Hartford Value HLS Fund                                                      $             6,578,642  $            17,227,753
Huntington VA Dividend Capture Fund                                          $               519,807  $             2,526,243
Huntington VA International Equity Fund+                                     $               137,042  $               589,279
Huntington VA Situs Fund                                                     $               641,851  $             1,539,027
BlackRock Global Opportunities V.I. Fund                                     $                   738  $                 3,946
BlackRock Large Cap Growth V.I. Fund                                         $                 3,293  $                   985
UIF U.S. Real Estate Portfolio                                               $               185,173  $               192,485
Invesco V.I. Equity and Income Fund                                          $                52,179  $               233,581
UIF Mid Cap Growth Portfolio                                                 $                95,175  $               165,798
Columbia Variable Portfolio -- International Opportunities Fund+             $               171,174  $             1,423,254
Columbia Variable Portfolio -- Large Cap Growth Fund III+                    $             3,460,687  $             3,365,278
Columbia Variable Portfolio -- Asset Allocation Fund                         $               305,909  $               529,056
Variable Portfolio -- Loomis Sayles Growth Fund II +                         $             1,809,508  $             2,785,409
Columbia Variable Portfolio -- Large Cap Growth Fund II+                     $               592,738  $               510,032
Columbia Variable Portfolio -- Dividend Opportunity Fund                     $               139,388  $             1,325,924
Columbia Variable Portfolio -- Income Opportunities Fund                     $               737,346  $             1,151,155
Columbia Variable Portfolio -- Mid Cap Growth Fund+                          $               965,492  $             1,543,687
Oppenheimer Global Fund/VA                                                   $                73,111  $               215,832
Putnam VT Small Cap Value Fund                                               $                47,193  $                64,740
PIMCO VIT Real Return Portfolio                                              $                71,459  $               221,075
Pioneer Fund VCT Portfolio                                                   $             3,089,804  $             2,756,460
Pioneer Mid Cap Value VCT Portfolio                                          $                31,365  $                67,626
Jennison 20/20 Focus Fund                                                    $                 8,705  $                20,452
Jennison Fund                                                                $                 2,328  $                71,750
Prudential Value Portfolio                                                   $                   361  $                17,243
Prudential SP International Growth Portfolio                                 $                   610  $                15,776
Royce Small-Cap Portfolio                                                    $               141,187  $                91,009
Legg Mason ClearBridge Appreciation Fund                                     $                11,083  $                 2,446
Victory Variable Insurance Diversified Stock Fund                            $               102,579  $               165,537
Invesco V.I. Comstock Fund                                                   $                30,415  $                89,753
Invesco V.I. American Franchise Fund                                         $               624,745  $               267,558
Wells Fargo VT Index Asset Allocation Fund+                                  $                   738  $                   263
Wells Fargo VT Total Return Bond Fund+                                       $                   812  $                   359
Wells Fargo VT Intrinsic Value Fund+                                         $                   471  $                   144
Wells Fargo VT International Equity Fund+                                    $             2,265,880  $             2,976,222
Wells Fargo VT Small Cap Growth Fund+                                        $               776,708  $               998,316
Wells Fargo VT Small Cap Value Fund+                                         $               231,019  $             1,186,161
Wells Fargo VT Opportunity Fund+                                             $             1,756,190  $             2,061,868
HIMCO VIT Index Fund                                                         $             6,101,775  $            29,517,303

--------
+ See Note 1 for additional information related to this Sub-Account.

5. CHANGES IN UNITS OUTSTANDING:

The changes in units outstanding for the period ended December 31, 2015 were as follows:

                                                                                                               NET INCREASE/
SUB-ACCOUNT                                                                 UNITS ISSUED     UNITS REDEEMED      (DECREASE)
------------------------------------------------------------------------  ----------------  ----------------  ----------------
American Century VP Capital Appreciation Fund                                       61,365           102,880           (41,515)
AB VPS International Value Portfolio+                                                  225             3,719            (3,494)
Invesco V.I. Core Equity Fund                                                       30,457           240,110          (209,653)
Invesco V.I. High Yield Fund                                                       163,667           223,318           (59,651)
Invesco V.I. Money Market Fund                                                   6,267,572         5,405,346           862,226
AB VPS Growth and Income Portfolio+                                                 17,819           172,597          (154,778)
AB VPS Intermediate Bond Portfolio+                                                  3,594            38,666           (35,072)
American Funds Growth Fund                                                           2,452             1,001             1,451
Sterling Capital Equity Income VIF+                                                 76,510         6,758,967        (6,682,457)
Sterling Capital Special Opportunities VIF+                                          4,459         2,723,759        (2,719,300)
Sterling Capital Total Return Bond VIF+                                             10,662         1,569,639        (1,558,977)
Calvert VP SRI Balanced Portfolio                                                      329            62,852           (62,523)
Columbia Variable Portfolio -- Small Company Growth Fund                           367,907           634,317          (266,410)
Wells Fargo VT Omega Growth Fund+                                                   87,081           541,054          (453,973)
Fidelity(R) VIP Asset Manager Portfolio                                              1,292            87,551           (86,259)
Fidelity(R) VIP Growth Portfolio                                                    42,431           128,387           (85,956)
Fidelity(R) VIP Contrafund(R) Portfolio                                             15,215           225,568          (210,353)
Fidelity(R) VIP Overseas Portfolio                                                  24,051           106,953           (82,902)
Fidelity(R) VIP Freedom 2020 Portfolio                                                  76               881              (805)
Fidelity(R) VIP Freedom 2030 Portfolio                                               1,812                39             1,773
Fidelity(R) VIP Freedom 2015 Portfolio                                                 127             5,681            (5,554)
Fidelity(R) VIP Freedom 2025 Portfolio                                               1,622             1,159               463
Fidelity(R) VIP Freedom Income Portfolio                                               183                 1               182
Fidelity(R) VIP FundsManager 20% Portfolio                                              --                 1                (1)
Fidelity(R) VIP FundsManager 70% Portfolio                                             122                 1               121
Fidelity(R) VIP FundsManager 85% Portfolio                                             479               426                53
Franklin Income VIP Fund                                                             4,186            23,800           (19,614)
Hartford Balanced HLS Fund                                                       5,064,977        34,454,927       (29,389,950)
Hartford Total Return Bond HLS Fund                                              5,114,398        25,150,085       (20,035,687)
Hartford Capital Appreciation HLS Fund                                           4,189,427        28,571,742       (24,382,315)
Hartford Dividend and Growth HLS Fund                                            4,413,739        30,401,942       (25,988,203)
Hartford Healthcare HLS Fund                                                       110,539         1,302,582        (1,192,043)
Hartford Global Growth HLS Fund                                                  2,767,254         7,562,356        (4,795,102)
Hartford Disciplined Equity HLS Fund                                             3,192,684         9,359,703        (6,167,019)
Hartford Growth Opportunities HLS Fund                                           5,205,140         9,432,386        (4,227,246)
Hartford High Yield HLS Fund                                                     2,083,993         8,554,038        (6,470,045)
Hartford International Opportunities HLS Fund                                    5,507,254        17,760,997       (12,253,743)
Hartford Small/Mid Cap Equity HLS Fund                                             166,624           351,703          (185,079)
Hartford MidCap HLS Fund                                                           101,217         2,926,262        (2,825,045)
Hartford MidCap Value HLS Fund                                                   2,004,779         7,272,936        (5,268,157)
Hartford Ultrashort Bond HLS Fund                                                6,766,579        16,022,812        (9,256,233)
Hartford Small Company HLS Fund                                                  1,762,231         5,191,814        (3,429,583)
Hartford SmallCap Growth HLS Fund                                                3,063,962         7,270,845        (4,206,883)
Hartford Stock HLS Fund                                                          2,323,998        16,476,608       (14,152,610)
Hartford U.S. Government Securities HLS Fund                                     9,301,333        21,706,116       (12,404,783)
Hartford Value HLS Fund                                                          1,454,580         8,011,773        (6,557,193)
Huntington VA Dividend Capture Fund                                                 74,345         1,023,381          (949,036)
Huntington VA International Equity Fund+                                             1,582           349,055          (347,473)
Huntington VA Situs Fund                                                            34,879           716,801          (681,922)
BlackRock Global Opportunities V.I. Fund                                                --               189              (189)

BlackRock Large Cap Growth V.I. Fund                                                    --                34               (34)
UIF U.S. Real Estate Portfolio                                                      11,057            12,053              (996)
Invesco V.I. Equity and Income Fund                                                    593            14,152           (13,559)
UIF Mid Cap Growth Portfolio                                                         1,498             9,471            (7,973)
Columbia Variable Portfolio -- International Opportunities Fund+                    71,348           623,812          (552,464)
Columbia Variable Portfolio -- Large Cap Growth Fund III+                          115,440         1,102,347          (986,907)
Columbia Variable Portfolio -- Asset Allocation Fund                                 2,922           293,231          (290,309)
Variable Portfolio -- Loomis Sayles Growth Fund II +                               107,647           990,838          (883,191)
Columbia Variable Portfolio -- Large Cap Growth Fund II+                             8,352           275,988          (267,636)
Columbia Variable Portfolio -- Dividend Opportunity Fund                            12,044            95,663           (83,619)
Columbia Variable Portfolio -- Income Opportunities Fund                            17,356            98,626           (81,270)
Columbia Variable Portfolio -- Mid Cap Growth Fund+                                 67,008           101,883           (34,875)
Oppenheimer Global Fund/VA                                                           1,131            14,008           (12,877)
Putnam VT Small Cap Value Fund                                                         653             4,636            (3,983)
PIMCO VIT Real Return Portfolio                                                      3,004            15,406           (12,402)
Pioneer Fund VCT Portfolio                                                         148,805         1,633,981        (1,485,176)
Pioneer Mid Cap Value VCT Portfolio                                                    346             4,204            (3,858)
Jennison 20/20 Focus Fund                                                            3,823             8,734            (4,911)
Jennison Fund                                                                        2,096            51,820           (49,724)
Prudential Value Portfolio                                                              --               766              (766)
Prudential SP International Growth Portfolio                                           543            13,013           (12,470)
Royce Small-Cap Portfolio                                                              660             5,272            (4,612)
Legg Mason ClearBridge Appreciation Fund                                                --                 1                (1)
Victory Variable Insurance Diversified Stock Fund                                    3,064             9,512            (6,448)
Invesco V.I. Comstock Fund                                                           1,746             5,430            (3,684)
Invesco V.I. American Franchise Fund                                                41,815            16,757            25,058
Wells Fargo VT Index Asset Allocation Fund+                                            329                --               329
Wells Fargo VT Total Return Bond Fund+                                                 433                94               339
Wells Fargo VT Intrinsic Value Fund+                                                    67                59                 8
Wells Fargo VT International Equity Fund+                                        1,298,694         1,841,445          (542,751)
Wells Fargo VT Small Cap Growth Fund+                                               20,209            55,394           (35,185)
Wells Fargo VT Small Cap Value Fund+                                                16,299            82,021           (65,722)
Wells Fargo VT Opportunity Fund+                                                    83,475           119,265           (35,790)
HIMCO VIT Index Fund                                                             1,609,029         5,779,482        (4,170,453)

--------
+ See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2014 were as follows:

                                                                               UNITS              UNITS         NET INCREASE
SUB-ACCOUNT                                                                   ISSUED            REDEEMED         (DECREASE)
------------------------------------------------------------------------  ----------------  ----------------  ----------------
American Century VP Capital Appreciation Fund                                      177,856           325,764          (147,908)
AllianceBernstein VPS International Value Portfolio                                  1,213            23,152           (21,939)
Invesco V.I. Core Equity Fund                                                       85,757           418,591          (332,834)
Invesco V.I. High Yield Fund                                                       141,055           199,165           (58,110)
Invesco V.I. Money Market Fund                                                   6,283,826         5,558,919           724,907
AllianceBernstein VPS Growth and Income Portfolio                                   41,262           239,549          (198,287)
AllianceBernstein VPS Intermediate Bond Portfolio                                  102,171            61,956            40,215
American Funds Growth Fund                                                           2,161             6,657            (4,496)

Sterling Capital Equity Income VIF                                                 200,945         1,588,442        (1,387,497)
Sterling Capital Special Opportunities VIF                                         274,765           719,815          (445,050)
Sterling Capital Total Return Bond VIF                                             176,967           246,092           (69,125)
Calvert VP SRI Balanced Portfolio                                                   30,451            63,756           (33,305)
Columbia Variable Portfolio -- Small Company Growth Fund                           169,264           764,905          (595,641)
Wells Fargo Advantage VT Omega Growth Fund                                          47,391           603,288          (555,897)
Fidelity(R) VIP Asset Manager Portfolio                                              1,764           157,354          (155,590)
Fidelity(R) VIP Growth Portfolio                                                   119,562           550,887          (431,325)
Fidelity(R) VIP Contrafund(R) Portfolio                                             33,496           451,191          (417,695)
Fidelity(R) VIP Overseas Portfolio                                                  38,742           245,679          (206,937)
Fidelity(R) VIP Freedom 2020 Portfolio                                              13,820            15,533            (1,713)
Fidelity(R) VIP Freedom 2030 Portfolio                                                 713             1,413              (700)
Fidelity(R) VIP Freedom 2015 Portfolio                                                  96                 6                90
Fidelity(R) VIP Freedom 2025 Portfolio                                              19,227             1,493            17,734
Fidelity(R) VIP Freedom Income Portfolio                                               120             1,339            (1,219)
Fidelity(R) VIP FundsManager 20% Portfolio                                              --                --                --
Fidelity(R) VIP FundsManager 50% Portfolio                                              --             1,877            (1,877)
Fidelity(R) VIP FundsManager 70% Portfolio                                              10                --                10
Fidelity(R) VIP FundsManager 85% Portfolio                                           1,173                --             1,173
Franklin Income VIP Fund                                                             7,744            29,324           (21,580)
Hartford Balanced HLS Fund                                                       7,596,659        49,731,138       (42,134,479)
Hartford Total Return Bond HLS Fund                                              8,062,888        36,152,992       (28,090,104)
Hartford Capital Appreciation HLS Fund                                           7,385,128        42,447,386       (35,062,258)
Hartford Dividend and Growth HLS Fund                                            7,270,204        42,632,449       (35,362,245)
Hartford Global Research HLS Fund                                                   84,052         1,428,577        (1,344,525)
Hartford Healthcare HLS Fund                                                       270,708         1,821,860        (1,551,152)
Hartford Global Growth HLS Fund                                                 10,155,493         9,500,124           655,369
Hartford Disciplined Equity HLS Fund                                             4,138,006        13,594,724        (9,456,718)
Hartford Growth HLS Fund                                                           971,277        28,791,008       (27,819,731)
Hartford Growth Opportunities HLS Fund                                          21,749,720        10,618,973        11,130,747
Hartford High Yield HLS Fund                                                     4,525,641        12,766,110        (8,240,469)
Hartford Index HLS Fund                                                          2,199,371        41,166,469       (38,967,098)
Hartford International Opportunities HLS Fund                                    5,864,793        23,773,581       (17,908,788)
Hartford Small/Mid Cap Equity HLS Fund                                             211,103           588,237          (377,134)
Hartford MidCap HLS Fund                                                           340,412         4,120,260        (3,779,848)
Hartford MidCap Value HLS Fund                                                   3,345,729        10,695,424        (7,349,695)
Hartford Ultrashort Bond HLS Fund                                               10,761,267        32,196,445       (21,435,178)
Hartford Small Company HLS Fund                                                  1,725,518         7,585,945        (5,860,427)
Hartford SmallCap Growth HLS Fund                                                2,737,678         9,574,316        (6,836,638)
Hartford Stock HLS Fund                                                          3,843,147        24,937,901       (21,094,754)
Hartford U.S. Government Securities HLS Fund                                     7,802,867        25,402,869       (17,600,002)
Hartford Value HLS Fund                                                          2,160,170        13,071,521       (10,911,351)
Huntington VA Income Equity Fund                                                    40,595         3,324,367        (3,283,772)
Huntington VA Dividend Capture Fund                                              2,308,889         1,370,621           938,268
Huntington VA Growth Fund                                                           10,485         2,373,622        (2,363,137)
Huntington VA Mid Corp America Fund                                                 22,687         1,905,148        (1,882,461)

Huntington VA Rotating Markets Fund                                                    807           448,816          (448,009)
Huntington VA International Equity Fund                                             26,087           149,296          (123,209)
Huntington VA Mortgage Securities Fund                                              12,413           205,041          (192,628)
Huntington VA Situs Fund                                                         2,234,406           500,739         1,733,667
BlackRock Global Opportunities V.I. Fund                                                --               648              (648)
BlackRock Large Cap Growth V.I. Fund                                                    --                70               (70)
UIF U.S. Real Estate Portfolio                                                      12,724            19,051            (6,327)
Invesco V.I. Equity and Income Fund                                                  4,377             7,721            (3,344)
UIF Mid Cap Growth Portfolio                                                         3,993             7,418            (3,425)
Columbia Variable Portfolio -- Marsico International Opportunities Fund            217,680           903,171          (685,491)
Columbia Variable Portfolio -- Marsico Focused Equities Fund                       325,677         1,709,226        (1,383,549)
Columbia Variable Portfolio -- Asset Allocation Fund                                13,442           249,092          (235,650)
Columbia Variable Portfolio -- Marsico Growth Fund                                  90,893         1,459,751        (1,368,858)
Columbia Variable Portfolio -- Marsico 21st Century Fund                           151,088           447,467          (296,379)
Columbia Variable Portfolio -- Dividend Opportunity Fund                            23,398           200,856          (177,458)
Columbia Variable Portfolio -- Income Opportunities Fund                            18,021           123,062          (105,041)
Columbia Variable Portfolio -- Mid Cap Growth Opportunity Fund                      18,072           158,288          (140,216)
Oppenheimer Global Fund/VA                                                           5,796            10,146            (4,350)
Putnam VT Small Cap Value Fund                                                       1,278            10,559            (9,281)
PIMCO VIT Real Return Portfolio                                                      7,069            23,906           (16,837)
Pioneer Fund VCT Portfolio                                                         317,596         2,520,288        (2,202,692)
Pioneer Mid Cap Value VCT Portfolio                                                  5,361             4,748               613
Jennison 20/20 Focus Fund                                                               --            21,598           (21,598)
Jennison Fund                                                                        1,161             7,044            (5,883)
Prudential Value Portfolio                                                           7,273           100,749           (93,476)
Prudential SP International Growth Portfolio                                           869            10,390            (9,521)
Royce Small-Cap Portfolio                                                            1,034            27,549           (26,515)
Legg Mason ClearBridge Appreciation Fund                                                --                 1                (1)
Victory Variable Insurance Diversified Stock Fund                                      516             5,842            (5,326)
Invesco V.I. Comstock Fund                                                           3,190             4,517            (1,327)
Invesco V.I. American Franchise Fund                                                 7,586            24,392           (16,806)
Wells Fargo Advantage VT Index Asset Allocation Fund                                    --                --                --
Wells Fargo Advantage VT Total Return Bond Fund                                         84                19                65
Wells Fargo Advantage VT Intrinsic Value Fund                                            3                66               (63)
Wells Fargo Advantage VT International Equity Fund                                 655,056         1,452,473          (797,417)
Wells Fargo Advantage VT Small Cap Growth Fund                                      15,768            58,876           (43,108)
Wells Fargo Advantage VT Small Cap Value Fund                                       40,054            93,333           (53,279)
Wells Fargo Advantage VT Opportunity Fund                                           61,253           102,602           (41,349)
HIMCO VIT Index Fund                                                            34,132,294         1,387,111        32,745,183

6. FINANCIAL HIGHLIGHTS:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios for each of the periods presented for the aggregate of all share classes within each Sub-Account that had outstanding units as of and for the period ended December 31, 2015. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized.

                                                                                   INVESTMENT
                              UNIT                                 EXPENSE           INCOME
                           FAIR VALUE                         RATIO LOWEST TO    RATIO LOWEST TO    TOTAL RETURN RATIO
         UNITS #       LOWEST TO HIGHEST #      NET ASSETS        HIGHEST*          HIGHEST**       LOWEST TO HIGHEST***
      ------------  ------------------------  --------------  ----------------  -----------------  ----------------------
                                      AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
2015   1,241,625    $ 3.276274 to $3.499110   $    4,131,832   0.70% to 1.25%      --  to --          0.66%  to 1.22%
2014   1,283,140    $ 3.254634 to $3.456935   $    4,217,369   0.70% to 1.25%      --  to --          6.80%  to 7.39%
2013   1,431,048    $ 3.047479 to $3.219143   $    4,375,776   0.70% to 1.25%      --  to --         29.30%  to 30.01%
2012   1,671,048    $ 2.356970 to $2.476084   $    3,921,409   0.70% to 1.25%      --  to --         14.56%  to 15.19%
2011   1,958,716    $ 2.057397 to $2.149508   $    3,960,459   0.70% to 1.25%      --  to --         (7.67)% to (7.16)%
                                          AB VPS INTERNATIONAL VALUE PORTFOLIO+
2015     27,080     $ 7.861829 to $7.861829   $      212,901   1.25% to 1.25%    2.15% to 2.15%       1.13%  to 1.13%
2014     30,574     $ 7.774031 to $7.774031   $      237,686   1.25% to 1.25%    2.92% to 2.92%      (7.62)% to (7.62)%
2013     52,513     $ 8.415534 to $8.415534   $      441,922   1.25% to 1.25%    5.91% to 5.91%      21.21%  to 21.21%
2012     55,410     $ 6.943189 to $6.943189   $      384,725   1.25% to 1.25%    1.22% to 1.22%      12.78%  to 12.78%
2011     85,716     $ 6.156597 to $6.156597   $      527,721   1.25% to 1.25%    3.60% to 3.60%     (20.44)% to (20.44)%
                                              INVESCO V.I. CORE EQUITY FUND
2015   2,013,518    $ 1.464434 to $18.384588  $    2,898,997   1.25% to 2.20%    1.10% to 1.16%      (7.82)% to (6.94)%
2014   2,223,171    $ 1.422959 to $1.573665   $    3,423,689   1.25% to 2.00%    0.82% to 0.85%       6.01%  to 6.80%
2013   2,556,005    $ 1.473423 to $18.708955  $    3,973,014   1.25% to 2.35%    1.34% to 1.36%      26.25%  to 27.65%
2012   3,109,881    $ 1.154307 to $14.818902  $    3,773,246   1.25% to 2.35%      --  to 0.94%      11.24%  to 12.47%
2011   3,749,278    $ 0.957423 to $1.026335   $    3,796,161   1.25% to 1.90%    0.93% to 0.98%      (1.94)% to (1.31)%
                                               INVESCO V.I. HIGH YIELD FUND
2015   1,141,049    $ 1.359495 to $1.545604   $    1,745,783   1.25% to 2.15%    5.25% to 5.25%      (5.23)% to (4.37)%
2014   1,200,700    $ 1.434463 to $1.616216   $    1,932,037   1.25% to 2.15%    4.57% to 4.67%      (0.44)% to 0.46%
2013   1,258,810    $ 1.440762 to $1.608761   $    2,015,042   1.25% to 2.15%    4.99% to 7.06%       4.73%  to 5.68%
2012   1,401,078    $ 1.522315 to $19.734908  $    2,739,545   1.25% to 2.35%      --  to 5.01%      14.45%  to 15.72%
2011   1,443,748    $ 1.199545 to $1.315536   $    1,909,270   1.25% to 2.15%    6.88% to 7.22%      (1.19)% to (0.29)%
                                              INVESCO V.I. MONEY MARKET FUND
2015   2,803,183    $ 9.377318 to $9.939793   $   27,013,994   0.25% to 2.50%    0.01% to 0.01%      (2.46)% to (0.24)%
2014   1,940,957    $ 9.613679 to $9.963556   $   18,978,588   0.25% to 2.50%    0.01% to 0.01%      (2.46)% to (0.24)%
2013   1,216,050    $ 9.855772 to $9.987257   $   12,062,873   0.25% to 2.50%      --  to --         (1.44)% to (0.13)%
                                           AB VPS GROWTH AND INCOME PORTFOLIO+
2015    793,117     $ 1.732516 to $2.021853   $    1,519,524   1.15% to 2.20%    1.19% to 1.19%      (0.78)% to 0.27%
2014    947,895     $ 1.746170 to $2.016477   $    1,824,815   1.15% to 2.20%    1.07% to 1.12%       6.91%  to 8.04%
2013   1,146,182    $ 1.633262 to $1.866400   $    2,051,418   1.15% to 2.20%    1.14% to 1.52%      31.67%  to 33.05%

2012   1,250,818    $ 1.240443 to $1.402732   $    1,682,399   1.15% to 2.20%    1.25% to 1.36%      14.69%  to 15.90%
2011   1,489,752    $ 1.102085 to $1.210252   $    1,731,671   1.15% to 2.00%    0.78% to 1.08%       3.97%  to 4.86%
                                           AB VPS INTERMEDIATE BOND PORTFOLIO+
2015    186,285     $12.045234 to $12.869933  $    2,365,269   1.15% to 2.00%    2.93% to 3.23%      (2.16)% to (1.32)%
2014    221,357     $12.311035 to $13.042600  $    2,852,813   1.15% to 2.00%    3.17% to 4.30%       4.12%  to 5.00%
2013    181,142     $11.824421 to $12.421058  $    2,220,381   1.15% to 2.00%    3.33% to 3.38%      (4.27)% to (3.45)%
2012    214,361     $12.351891 to $12.865299  $    2,727,040   1.15% to 2.00%    4.23% to 4.24%       3.70%  to 4.58%
2011    237,680     $11.911178 to $12.301286  $    2,898,028   1.15% to 2.00%    4.47% to 4.70%       4.28%  to 5.17%
                                                AMERICAN FUNDS GROWTH FUND
2015     19,105     $16.605327 to $16.605327  $      317,238   1.25% to 1.25%    0.64% to 0.64%       5.53%  to 5.53%
2014     17,654     $15.735065 to $15.735065  $      277,793   1.25% to 1.25%    0.71% to 0.71%       7.16%  to 7.16%
2013     22,150     $14.683555 to $14.683555  $      325,243   1.25% to 1.25%    0.97% to 0.97%      28.49%  to 28.49%
2012     21,842     $11.428093 to $11.428093  $      249,610   1.25% to 1.25%    0.68% to 0.68%      16.43%  to 16.43%
2011     34,750     $ 9.815665 to $9.815665   $      341,091   1.25% to 1.25%    0.57% to 0.57%      (5.47)% to (5.47)%
                                            CALVERT VP SRI BALANCED PORTFOLIO
2015    260,264     $ 4.252445 to $4.683262   $    1,119,292   0.70% to 1.25%    0.10% to 0.11%      (3.41)% to (2.87)%
2014    322,787     $ 4.402432 to $4.821845   $    1,436,577   0.70% to 1.25%    1.60% to 1.61%       8.24%  to 8.84%
2013    356,092     $ 4.067299 to $4.430348   $    1,460,961   0.70% to 1.25%    0.99% to 1.07%      16.54%  to 17.18%
2012    409,843     $ 3.490099 to $3.780789   $    1,440,472   0.70% to 1.25%    1.07% to 1.25%       9.14%  to 9.74%
2011    472,392     $ 3.197855 to $3.445215   $    1,514,819   0.70% to 1.25%    1.24% to 1.28%       3.27%  to 3.84%
                                 COLUMBIA VARIABLE PORTFOLIO -- SMALL COMPANY GROWTH FUND
2015   2,112,820    $ 1.816827 to $20.981418  $    4,197,453   1.25% to 2.50%      --  to --          1.26%  to 2.54%
2014   2,379,230    $ 1.771897 to $20.720053  $    4,032,082   1.25% to 2.50%      --  to --         (6.99)% to (5.82)%
2013   2,974,871    $ 1.881439 to $22.391701  $    5,334,295   1.25% to 2.40%    0.10% to 0.11%      37.14%  to 38.73%
2012   3,830,833    $ 1.356207 to $16.327115  $    4,971,786   1.25% to 2.40%      --  to --          9.35%  to 10.61%
2011   5,039,293    $ 1.226089 to $14.931246  $    5,933,391   1.25% to 2.40%      --  to --         (7.79)% to (6.72)%
                                            WELLS FARGO VT OMEGA GROWTH FUND+
2015   1,397,574    $ 1.838614 to $26.095332  $    2,151,278   1.15% to 2.50%      --  to --         (0.89)% to 0.46%
2014   1,851,547    $ 1.830205 to $26.329197  $    2,867,378   1.15% to 2.50%      --  to --          1.52%  to 2.90%
2013   2,407,444    $ 1.778660 to $25.935506  $    3,604,415   1.15% to 2.50%    0.40% to 0.40%      36.76%  to 38.61%
2012   3,415,400    $14.029736 to $18.964235  $    3,683,159   1.15% to 2.50%      --  to --         17.78%  to 19.01%
2011   4,074,206    $11.788274 to $16.101752  $    3,700,530   1.15% to 2.50%      --  to --         (7.69)% to (6.44)%
                                         FIDELITY(R) VIP ASSET MANAGER PORTFOLIO
2015    449,943     $ 2.853137 to $3.142206   $    1,307,096   0.70% to 1.25%    1.28% to 1.42%      (1.10)% to (0.56)%
2014    536,202     $ 2.884931 to $3.159792   $    1,579,785   0.70% to 1.25%    1.24% to 1.51%       4.52%  to 5.09%

2013    691,792     $ 2.760213 to $3.006613   $    1,940,307   0.70% to 1.25%    1.54% to 1.55%      14.27%  to 14.90%
2012    771,637     $ 2.415527 to $2.616734   $    1,892,904   0.70% to 1.25%    1.37% to 1.56%      11.09%  to 11.70%
2011    882,194     $ 2.174480 to $2.342693   $    1,938,963   0.70% to 1.25%    1.67% to 1.99%      (3.77)% to (3.24)%
                                             FIDELITY(R) VIP GROWTH PORTFOLIO
2015   1,899,046    $ 3.604066 to $3.968792   $    6,997,537   0.70% to 1.25%    0.27% to 0.27%       5.84%  to 6.43%
2014   1,985,002    $ 3.405095 to $3.729119   $    6,885,289   0.70% to 1.25%    0.17% to 0.19%       9.92%  to 10.52%
2013   2,416,327    $ 3.097926 to $3.374125   $    7,588,914   0.70% to 1.25%    0.28% to 0.37%      34.64%  to 35.39%
2012   2,871,238    $ 2.300838 to $2.492242   $    6,688,954   0.70% to 1.25%    0.56% to 0.77%      13.26%  to 13.89%
2011   3,344,813    $ 2.031385 to $2.188302   $    6,848,086   0.70% to 1.25%    0.33% to 0.34%      (1.04)% to (0.50)%
                                         FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
2015   1,874,715    $ 5.408016 to $5.955450   $   10,500,413   0.70% to 1.25%    1.02% to 1.06%      (0.58)% to (0.03)%
2014   2,085,068    $ 5.439543 to $5.957318   $   11,698,130   0.70% to 1.25%    0.79% to 0.86%      10.55%  to 11.16%
2013   2,502,763    $ 4.920305 to $5.359097   $   12,618,132   0.70% to 1.25%    1.02% to 1.05%      29.66%  to 30.37%
2012   2,775,070    $ 3.794878 to $4.110646   $   10,739,464   0.70% to 1.25%    0.94% to 1.15%      14.97%  to 15.60%
2011   3,437,868    $ 3.300735 to $3.555782   $   11,381,637   0.70% to 1.25%    0.93% to 0.98%      (3.74)% to (3.21)%
                                            FIDELITY(R) VIP OVERSEAS PORTFOLIO
2015    546,437     $ 2.224311 to $2.449811   $    1,267,397   0.70% to 1.25%    1.36% to 1.37%       2.34%  to 2.90%
2014    629,339     $ 2.173513 to $2.380726   $    1,416,390   0.70% to 1.25%    0.47% to 1.10%      (9.22)% to (8.72)%
2013    836,276     $ 2.394238 to $2.608100   $    2,051,973   0.70% to 1.25%    0.60% to 1.36%      28.82%  to 29.53%
2012    951,366     $ 1.858632 to $2.013555   $    1,802,846   0.70% to 1.25%    1.40% to 1.84%      19.24%  to 19.90%
2011   1,165,147    $ 1.558707 to $1.679380   $    1,824,665   0.70% to 1.25%    1.18% to 1.40%     (18.19)% to (17.74)%
                                          FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
2015     21,728     $20.988658 to $20.988658  $      456,037   1.25% to 1.25%    1.58% to 1.58%      (1.70)% to (1.70)%
2014     22,533     $21.350658 to $21.350658  $      481,088   1.25% to 1.25%    1.19% to 1.19%       3.30%  to 3.30%
2013     24,246     $20.669392 to $20.669392  $      501,158   1.25% to 1.25%    1.94% to 1.94%      14.20%  to 14.20%
2012     16,983     $18.099513 to $18.099513  $      307,380   1.25% to 1.25%    1.87% to 1.87%      11.67%  to 11.67%
2011     14,316     $16.208519 to $16.208519  $      232,049   1.25% to 1.25%    2.37% to 2.37%      (2.47)% to (2.47)%
                                          FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
2015     5,169      $23.468367 to $23.468367  $      121,312   1.25% to 1.25%    1.78% to 1.78%      (1.77)% to (1.77)%
2014     3,396      $23.890078 to $23.890078  $       81,142   1.25% to 1.25%    1.31% to 1.31%       3.44%  to 3.44%
2013     4,096      $23.095101 to $23.095101  $       94,599   1.25% to 1.25%    2.72% to 2.72%      19.90%  to 19.90%
2012      759       $19.261850 to $19.261850  $       14,623   1.25% to 1.25%    0.81% to 0.81%      13.75%  to 13.75%
2011     1,193      $16.933280 to $16.933280  $       20,203   1.25% to 1.25%    1.10% to 1.10%      (4.04)% to (4.04)%
                                          FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
2015     24,340     $19.301406 to $19.301406  $      469,796   1.25% to 1.25%    1.40% to 1.40%      (1.74)% to (1.74)%

2014     29,894     $19.643671 to $19.643671  $      587,229   1.25% to 1.25%    1.43% to 1.43%       3.16%  to 3.16%
2013     29,804     $19.042459 to $19.042459  $      567,535   1.25% to 1.25%    1.79% to 1.79%      12.69%  to 12.69%
2012     25,708     $16.898529 to $16.898529  $      434,434   1.25% to 1.25%    1.60% to 1.60%      10.51%  to 10.51%
2011     31,640     $15.290849 to $15.290849  $      483,803   1.25% to 1.25%    1.66% to 1.66%      (1.75)% to (1.75)%
                                          FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
2015     27,129     $22.473081 to $22.473081  $      609,665   1.25% to 1.25%    1.62% to 1.62%      (1.74)% to (1.74)%
2014     26,666     $22.871218 to $22.871218  $      609,889   1.25% to 1.25%    2.52% to 2.52%       3.55%  to 3.55%
2013     8,932      $22.086978 to $22.086978  $      197,289   1.25% to 1.25%    1.57% to 1.57%      18.23%  to 18.23%
2012     4,943      $18.681616 to $18.681616  $       92,352   1.25% to 1.25%    1.58% to 1.58%      13.37%  to 13.37%
2011     4,773      $16.478192 to $16.478192  $       78,644   1.25% to 1.25%    2.26% to 2.26%      (3.56)% to (3.56)%
                                         FIDELITY(R) VIP FREEDOM INCOME PORTFOLIO
2015      747       $13.894892 to $13.894892  $       10,386   1.25% to 1.25%    1.77% to 1.77%      (1.80)% to (1.80)%
2014      565       $14.150294 to $14.150294  $        8,001   1.25% to 1.25%    0.66% to 0.66%       2.25%  to 2.25%
2013     1,784      $13.838653 to $13.838653  $       24,694   1.25% to 1.25%    1.27% to 1.27%       3.90%  to 3.90%
                                        FIDELITY(R) VIP FUNDSMANAGER 20% PORTFOLIO
2015      707       $13.519602 to $13.519602  $        9,563   1.25% to 1.25%    1.04% to 1.04%      (1.41)% to (1.41)%
2014      708       $13.712755 to $13.712755  $        9,705   1.25% to 1.25%    1.13% to 1.13%       2.69%  to 2.69%
2013      708       $13.353623 to $13.353623  $        9,456   1.25% to 1.25%    0.69% to 0.69%       4.15%  to 4.15%
2012     1,783      $12.821972 to $12.821972  $       22,863   1.25% to 1.25%    1.24% to 1.24%       4.12%  to 4.12%
2011     1,785      $12.314612 to $12.314612  $       21,982   1.25% to 1.25%    2.29% to 2.29%       0.93%  to 0.93%
                                        FIDELITY(R) VIP FUNDSMANAGER 70% PORTFOLIO
2015     1,053      $21.127095 to $21.127095  $       22,240   1.25% to 1.25%    0.86% to 0.86%      (0.96)% to (0.96)%
2014      932       $21.331569 to $21.331569  $       19,892   1.25% to 1.25%    1.02% to 1.02%       3.80%  to 3.80%
2013      922       $20.551088 to $20.551088  $       18,955   1.25% to 1.25%    1.14% to 1.14%      20.03%  to 20.03%
2012      249       $17.122147 to $17.122147  $        4,256   1.25% to 1.25%    1.46% to 1.46%      11.58%  to 11.58%
2011      240       $15.345699 to $15.345699  $        3,691   1.25% to 1.25%    0.12% to 0.12%      (4.15)% to (4.15)%
                                        FIDELITY(R) VIP FUNDSMANAGER 85% PORTFOLIO
2015     1,277      $23.600876 to $23.600876  $       30,148   1.25% to 1.25%    1.30% to 1.30%      (0.90)% to (0.90)%
2014     1,224      $23.815401 to $23.815401  $       29,154   1.25% to 1.25%    2.64% to 2.64%       3.77%  to 3.77%
2013       51       $22.950151 to $22.950151  $        1,176   1.25% to 1.25%    0.86% to 0.86%      25.96%  to 25.96%
2012       41       $18.220310 to $18.220310  $          744   1.25% to 1.25%    0.32% to 0.32%      12.59%  to 12.59%
2011       33       $16.182261 to $16.182261  $          530   1.25% to 1.25%    1.07% to 1.07%      (6.62)% to (6.62)%
                                                 FRANKLIN INCOME VIP FUND
2015     97,210     $14.376681 to $14.376681  $    1,397,552   1.25% to 1.25%    4.73% to 4.73%      (8.21)% to (8.21)%
2014    116,824     $15.662413 to $15.662413  $    1,829,750   1.25% to 1.25%    4.94% to 4.94%       3.32%  to 3.32%

2013    138,404     $15.159681 to $15.159681  $    2,098,156   1.25% to 1.25%    6.69% to 6.69%      12.53%  to 12.53%
2012    147,318     $13.472150 to $13.472150  $    1,984,696   1.25% to 1.25%    6.38% to 6.38%      11.25%  to 11.25%
2011    144,056     $12.109397 to $12.109397  $    1,744,433   1.25% to 1.25%    5.86% to 5.86%       1.11%  to 1.11%
                                                HARTFORD BALANCED HLS FUND
2015  175,724,816   $15.685488 to $19.250700  $  817,302,339   0.15% to 2.55%    1.89% to 1.92%      (2.34)% to 0.03%
2014  205,114,766   $15.681152 to $19.712918  $  956,301,262   0.15% to 2.55%    1.81% to 1.83%       7.03%  to 9.63%
2013  247,249,245   $14.304249 to $18.418724  $1,047,240,329   0.15% to 2.55%    1.61% to 1.62%      18.14%  to 21.01%
2012  300,957,251   $11.820994 to $15.590722  $1,048,363,693   0.15% to 2.55%    2.90% to 3.01%       9.20%  to 11.85%
2011  375,251,153   $10.568236 to $14.276884  $1,147,584,568   0.15% to 2.55%    1.46% to 1.65%      (0.95)% to 2.00%
                                           HARTFORD TOTAL RETURN BOND HLS FUND
2015  108,736,467   $10.603134 to $12.453762  $  308,268,283   0.15% to 2.55%    2.93% to 2.98%      (3.31)% to (0.74)%
2014  128,772,154   $10.681775 to $12.879894  $  370,280,264   0.15% to 2.55%    2.97% to 3.27%       3.02%  to 5.73%
2013  156,862,258   $10.103003 to $12.502215  $  422,212,220   0.15% to 2.55%    3.68% to 3.88%      (4.13)% to (1.51)%
2012  207,845,620   $10.258086 to $13.041067  $  565,319,207   0.15% to 2.55%    3.89% to 4.09%       4.57%  to 7.38%
2011  258,364,503   $ 9.553434 to $12.471357  $  647,327,563   0.15% to 2.55%    0.22% to 0.22%       4.04%  to 6.83%
                                          HARTFORD CAPITAL APPRECIATION HLS FUND
2015  146,912,438   $23.425414 to $46.767179  $1,273,264,469   0.15% to 2.55%    0.88% to 0.89%      (1.53)% to 0.87%
2014  171,294,753   $23.788675 to $46.365865  $1,467,086,807   0.15% to 2.55%    0.69% to 0.87%       4.60%  to 7.15%
2013  206,357,011   $22.741479 to $43.273468  $1,628,087,321   0.15% to 2.55%    0.19% to 0.91%      35.58%  to 38.87%
2012  260,386,444   $16.773521 to $31.161179  $1,449,743,721   0.15% to 2.55%    1.45% to 2.03%      15.36%  to 18.16%
2011  331,206,737   $14.540101 to $26.371763  $1,524,850,509   0.15% to 2.55%    0.53% to 0.75%     (13.85)% to (11.54)%
                                          HARTFORD DIVIDEND AND GROWTH HLS FUND
2015  144,583,898   $ 7.603607 to $20.694545  $  570,124,408   0.25% to 2.55%    1.84% to 1.92%      (3.65)% to (1.40)%
2014  170,572,101   $ 7.711883 to $21.477674  $  683,220,501   0.25% to 2.55%    1.88% to 1.92%      10.12%  to 12.68%
2013  205,934,346   $ 6.844185 to $19.504567  $  733,690,562   0.25% to 2.55%    0.38% to 2.24%      28.60%  to 31.59%
2012  258,584,997   $ 5.200999 to $15.166408  $  698,468,502   0.25% to 2.55%    1.82% to 2.09%      10.73%  to 13.31%
2011  329,414,810   $ 4.590095 to $13.696281  $  781,081,584   0.25% to 2.55%    1.83% to 2.01%      (1.48)% to 1.00%
                                               HARTFORD HEALTHCARE HLS FUND
2015   7,525,871    $ 6.704291 to $34.002148  $   42,347,973   0.25% to 2.55%      --  to --         10.13%  to 12.93%
2014   8,717,914    $ 5.936772 to $30.873490  $   43,932,151   0.25% to 2.55%    0.04% to 0.26%      23.80%  to 27.08%
2013   10,269,066   $ 4.671807 to $24.937357  $   41,176,682   0.25% to 2.55%      --  to 0.53%      47.69%  to 51.46%
2012   12,923,594   $ 3.084440 to $16.919866  $   34,485,122   0.25% to 2.50%    0.12% to 0.39%      17.35%  to 20.32%
2011   16,158,351   $ 2.563448 to $14.417758  $   36,257,021   0.25% to 2.50%      --  to 0.05%       5.59%  to 8.27%
                                             HARTFORD GLOBAL GROWTH HLS FUND
2015   34,899,664   $ 3.452731 to $22.424533  $   86,345,470   0.25% to 2.55%    0.35% to 0.47%       5.05%  to 7.77%

2014   39,694,766   $ 3.203830 to $21.346842  $   91,414,841   0.25% to 2.55%    0.34% to 0.46%       3.90%  to 6.52%
2013   39,039,397   $ 3.007662 to $20.545960  $   83,486,826   0.25% to 2.55%      --  to 0.77%      32.48%  to 35.95%
2012   51,657,517   $ 2.212255 to $15.540082  $   79,561,876   0.25% to 2.50%    0.25% to 0.56%      20.06%  to 23.10%
2011   66,182,312   $ 1.797149 to $12.943305  $   83,010,806   0.25% to 2.50%      --  to 0.04%     (16.23)% to (14.10)%
                                           HARTFORD DISCIPLINED EQUITY HLS FUND
2015   35,503,096   $ 2.967304 to $24.706032     $83,817,386   0.25% to 2.50%    0.48% to 0.81%       3.96%  to 6.57%
2014   41,670,115   $ 2.784441 to $23.764555     $92,593,303   0.25% to 2.50%    0.50% to 0.73%      13.01%  to 15.89%
2013   51,126,833   $ 2.402636 to $21.029577     $97,256,674   0.25% to 2.50%    0.75% to 1.72%      32.13%  to 35.48%
2012   66,748,638   $ 1.773440 to $16.047298     $92,089,204   0.25% to 2.55%    1.30% to 1.57%      14.66%  to 17.33%
2011   89,208,318   $ 1.511537 to $13.909021    $105,340,389   0.25% to 2.50%    1.20% to 1.22%      (1.59)% to 0.90%
                                          HARTFORD GROWTH OPPORTUNITIES HLS FUND
2015   40,407,856   $ 3.532119 to $26.419523  $  128,857,837   0.25% to 2.55%      --  to 0.13%       8.66%  to 11.46%
2014   44,635,102   $ 3.169054 to $24.313439  $  127,506,902   0.25% to 2.55%    0.02% to 0.17%      10.96%  to 13.86%
2013   33,504,355   $ 2.783319 to $22.189472  $   84,274,998   0.25% to 2.55%      --  to 0.01%      32.33%  to 35.40%
2012   42,585,420   $ 2.055557 to $16.768515  $   79,127,667   0.25% to 2.55%      --  to --         23.67%  to 26.54%
2011   53,540,344   $ 1.624412 to $13.476717  $   79,148,797   0.25% to 2.50%      --  to --        (11.35)% to (9.10)%
                                               HARTFORD HIGH YIELD HLS FUND
2015   27,624,803   $ 2.536849 to $18.644118  $   60,315,993   0.25% to 2.55%    6.38% to 6.65%      (6.97)% to (4.54)%
2014   34,094,848   $ 2.303596 to $20.040308  $   78,188,552   0.80% to 2.55%    7.38% to 7.55%      (0.26)% to 1.76%
2013   42,335,317   $ 2.597293 to $20.093255  $   95,403,790   0.25% to 2.55%    0.79% to 7.74%       3.50%  to 6.16%
2012   57,473,872   $ 2.446482 to $19.414004  $  121,751,909   0.25% to 2.55%    8.58% to 8.85%      11.16%  to 14.03%
2011   68,062,562   $ 2.145549 to $17.465364  $  127,226,267   0.25% to 2.55%    8.17% to 8.74%       1.81%  to 4.43%
                                      HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
2015   81,175,591   $ 4.215734 to $16.533795  $  190,332,104   0.15% to 2.55%    1.22% to 1.41%      (0.91)% to 1.72%
2014   93,429,334   $ 4.144313 to $16.685282  $  216,937,211   0.15% to 2.55%    1.96% to 2.20%      (6.56)% to (4.02)%
2013  111,338,122   $ 4.317809 to $17.855902  $  269,383,602   0.15% to 2.55%    1.83% to 2.13%      18.23%  to 21.37%
2012  139,938,612   $ 3.557593 to $15.103260  $  276,679,761   0.15% to 2.55%    1.60% to 1.87%      16.88%  to 20.02%
2011  179,841,046   $ 2.964282 to $12.922294  $  294,853,437   0.15% to 2.55%    0.05% to 0.05%     (16.35)% to (14.10)%
                                          HARTFORD SMALL/MID CAP EQUITY HLS FUND
2015   1,076,921    $16.038953 to $24.894745  $   16,486,385   0.80% to 2.55%    0.98% to 1.24%      (7.36)% to (5.49)%
2014   1,262,000    $16.971289 to $26.873052  $   20,892,009   0.80% to 2.55%    1.28% to 1.59%       2.36%  to 4.39%
2013   1,639,134    $16.258339 to $26.253881  $   25,838,575   0.80% to 2.55%      --  to 1.36%      33.63%  to 36.42%
2012   1,824,121    $11.918226 to $19.686458  $   21,107,459   0.80% to 2.50%    0.28% to 0.62%      12.73%  to 14.95%
2011   2,496,015    $10.368228 to $17.463407  $   25,323,643   0.80% to 2.50%      --  to --         (3.80)% to (1.92)%

                                                 HARTFORD MIDCAP HLS FUND
2015   20,369,154   $ 9.206314 to $24.638323  $  149,594,588   0.25% to 2.35%    0.07% to 0.08%      (1.02)% to 1.34%
2014   23,194,199   $ 9.084240 to $24.891435  $  169,943,855   0.25% to 2.35%      --  to 0.10%       8.51%  to 11.09%
2013   26,974,047   $ 8.177076 to $22.938841  $  179,429,154   0.25% to 2.35%    0.01% to 0.13%      36.22%  to 39.47%
2012   32,175,969   $ 5.863032 to $16.839398  $  154,714,644   0.25% to 2.35%    0.57% to 0.84%      16.37%  to 19.14%
2011   38,450,775   $ 4.921014 to $14.470014  $  156,574,979   0.25% to 2.35%    0.19% to 0.68%     (10.30)% to (8.15)%
                                              HARTFORD MIDCAP VALUE HLS FUND
2015   36,085,126   $ 3.271411 to $27.233257  $   98,806,734   0.25% to 2.55%    0.58% to 0.59%      (3.70)% to (1.46)%
2014   41,353,283   $ 3.319820 to $28.279521  $  116,895,360   0.25% to 2.55%    0.68% to 0.68%       5.49%  to 7.95%
2013   48,702,978   $ 3.075452 to $26.807485  $  128,470,601   0.25% to 2.55%    0.98% to 1.24%      31.32%  to 34.37%
2012   58,797,850   $ 2.288749 to $20.413988  $  116,362,266   0.25% to 2.55%    0.90% to 1.18%      21.81%  to 24.64%
2011   71,833,903   $ 1.836277 to $16.759168  $  115,420,468   0.25% to 2.55%    0.01% to 0.01%     (11.09)% to (8.79)%
                                            HARTFORD ULTRASHORT BOND HLS FUND
2015   48,459,653   $ 3.987933 to $8.373392   $   73,743,189   0.15% to 2.55%    0.32% to 0.32%      (2.39)% to (0.02)%
2014   57,715,886   $ 3.988756 to $8.578740   $   88,126,047   0.15% to 2.55%      --  to --         (2.42)% to (0.05)%
2013   79,151,064   $ 3.990668 to $8.791539   $  121,294,430   0.15% to 2.55%      --  to --         (2.52)% to (0.15)%
2012  102,291,951   $ 3.996574 to $9.018619   $  156,530,238   0.15% to 2.55%      --  to --         (2.52)% to (0.15)%
2011  136,776,976   $ 4.002492 to $9.251565   $  208,961,675   0.15% to 2.55%      --  to --         (2.52)% to (0.15)%
                                             HARTFORD SMALL COMPANY HLS FUND
2015   24,879,058   $ 4.822478 to $21.868502     $80,140,972   0.25% to 2.55%      --  to --        (10.76)% to (8.44)%
2014   28,308,641   $ 5.267087 to $24.504167    $100,026,821   0.25% to 2.55%      --  to --          4.16%  to 6.80%
2013   34,169,068   $ 4.931545 to $23.525408    $112,459,420   0.25% to 2.55%      --  to 0.06%      40.35%  to 44.02%
2012   43,186,433   $ 3.424249 to $16.762227     $98,044,142   0.25% to 2.55%      --  to --         12.45%  to 15.35%
2011   53,086,562   $ 2.968555 to $14.906962    $104,571,988   0.25% to 2.55%      --  to --         (6.05)% to (3.60)%
                                            HARTFORD SMALLCAP GROWTH HLS FUND
2015   20,793,936   $ 3.013356 to $29.363183  $   57,663,417   0.25% to 2.55%      --  to 0.08%      (3.29)% to (0.79)%
2014   25,000,819   $ 3.037502 to $30.362382  $   70,005,871   0.25% to 2.55%      --  to 0.07%       2.92%  to 5.57%
2013   31,837,457   $ 2.877227 to $29.882823  $   84,357,776   0.25% to 2.55%    0.37% to 0.40%      41.23%  to 44.51%
2012   40,289,087   $ 1.991050 to $21.159468  $   73,697,224   0.25% to 2.55%      --  to --         14.44%  to 17.10%
2011   55,798,306   $ 1.700254 to $18.375232  $   87,623,172   0.25% to 2.50%      --  to --         (1.33)% to 1.17%
                                                 HARTFORD STOCK HLS FUND
2015   88,919,467   $23.602862 to $30.250241  $  494,987,083   0.15% to 2.55%    1.51% to 1.85%      (0.10)% to 2.59%
2014  103,072,077   $23.697685 to $29.486700  $  555,423,299   0.15% to 2.50%    1.61% to 1.83%       8.29%  to 11.14%
2013  124,166,831   $21.882569 to $26.531164  $  596,911,162   0.15% to 2.50%    1.87% to 1.92%      28.67%  to 32.05%
2012  156,557,773   $17.147153 to $20.092090  $  548,666,998   0.15% to 2.55%    2.05% to 2.10%      11.51%  to 14.21%
2011  201,067,824   $15.283010 to $17.591760  $  590,668,733   0.15% to 2.50%    1.33% to 1.45%      (3.78)% to (1.24)%

                                       HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
2015   82,396,563   $ 9.872641 to $11.786478  $  100,552,894   0.15% to 2.55%    1.60% to 1.81%      (1.20)% to 1.41%
2014   94,801,346   $ 9.992560 to $11.622614  $  115,577,320   0.15% to 2.55%    1.61% to 1.96%       0.01%  to 2.66%
2013  112,401,348   $ 9.991997 to $11.321412  $  135,461,174   0.15% to 2.55%    2.05% to 2.39%      (4.44)% to (1.83)%
2012  147,597,598   $10.456247 to $11.532398  $  183,118,500   0.15% to 2.55%    2.57% to 2.97%       0.83%  to 3.54%
2011  180,716,732   $10.369954 to $11.138062  $  218,686,357   0.15% to 2.55%    2.37% to 2.65%       1.98%  to 4.72%
                                                 HARTFORD VALUE HLS FUND
2015   40,050,259   $ 2.362391 to $20.083965  $   78,975,637   0.25% to 2.55%    1.59% to 1.59%      (5.52)% to (3.32)%
2014   46,607,452   $ 2.443602 to $21.257953  $   96,239,553   0.25% to 2.55%    1.53% to 1.56%       8.56%  to 11.09%
2013   57,518,803   $ 2.199698 to $19.581385  $  108,099,539   0.25% to 2.55%    0.37% to 1.71%      28.62%  to 31.61%
2012   71,600,681   $ 1.671361 to $15.224093  $  103,633,036   0.25% to 2.55%    2.40% to 3.10%      14.04%  to 16.69%
2011   92,805,893   $ 1.432253 to $13.349502  $  116,313,621   0.25% to 2.55%    1.75% to 1.76%      (4.43)% to (2.20)%
                                           HUNTINGTON VA DIVIDEND CAPTURE FUND
2015   3,101,282    $ 2.151928 to $20.736132  $    7,046,108   1.15% to 2.40%    4.13% to 4.31%      (5.36)% to (4.17)%
2014   4,050,318    $ 2.245462 to $21.909730  $    9,630,515   1.15% to 2.40%    3.39% to 4.32%       7.55%  to 8.90%
2013   3,112,050    $ 2.061925 to $20.371930  $    7,009,918   1.15% to 2.40%    2.61% to 3.10%      17.12%  to 18.59%
2012   4,240,330    $ 1.738670 to $17.394035  $    7,956,101   1.15% to 2.40%    3.49% to 3.92%       8.82%  to 10.19%
2011   6,003,866    $ 1.577853 to $15.983621  $    9,985,394   1.15% to 2.40%    3.61% to 3.67%       4.53%  to 5.85%
                                                 HUNTINGTON VA SITUS FUND
2015   1,748,465    $ 2.009360 to $22.517014  $    3,369,024   1.15% to 2.40%    0.55% to 0.58%      (9.37)% to (8.23)%
2014   2,430,387    $ 2.189533 to $24.844951  $    5,107,641   1.15% to 2.40%    0.12% to 0.31%      (4.39)% to (3.18)%
2013    696,720     $ 2.261524 to $25.984712  $    1,556,758   1.15% to 2.40%    0.28% to 0.34%      28.80%  to 30.41%
2012    939,319     $ 1.734112 to $20.175038  $    1,592,365   1.15% to 2.40%      --  to --         19.72%  to 21.23%
2011   1,343,334    $ 1.430484 to $16.851724  $    1,880,626   1.15% to 2.40%    0.02% to 0.02%      (3.26)% to (2.04)%
                                         BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND
2015     5,759      $ 1.467442 to $17.084505  $       30,341   1.25% to 2.20%    0.92% to 0.98%      (1.48)% to (0.54)%
2014     5,948      $ 1.475365 to $17.340787  $       33,938   1.25% to 2.20%    1.02% to 1.17%      (6.24)% to (5.34)%
2013     6,596      $ 1.558655 to $18.494662  $       48,023   1.25% to 2.20%    0.37% to 0.50%      26.95%  to 28.16%
2012     34,243     $ 1.216142 to $14.568218  $       59,363   1.25% to 2.20%    1.06% to 1.12%      12.12%  to 13.19%
2011     68,985     $ 1.074414 to $1.297491   $       87,815   1.25% to 1.80%    0.59% to 1.12%     (13.96)% to (13.48)%
                                           BLACKROCK LARGE CAP GROWTH V.I. FUND
2015     30,329     $ 1.580319 to $1.790742   $       53,548   1.25% to 1.80%    0.60% to 0.61%       0.90%  to 1.45%
2014     30,363     $ 1.557693 to $1.774843   $       53,094   1.25% to 1.80%    0.56% to 0.57%      12.13%  to 12.75%
2013     30,433     $ 1.381592 to $1.582869   $       47,421   1.25% to 1.80%    0.31% to 0.71%      31.53%  to 32.26%
2012     72,228     $ 1.044631 to $1.203418   $       86,310   1.25% to 1.80%    1.09% to 1.42%      13.17%  to 13.79%

2011    171,693     $ 0.918020 to $1.063394   $      170,015   1.25% to 1.80%    0.11% to 1.01%       0.63%  to 1.18%
                                              UIF U.S. REAL ESTATE PORTFOLIO
2015     29,634     $15.806095 to $15.806095  $      468,400   1.25% to 1.25%    1.18% to 1.18%       0.66%  to 0.66%
2014     30,630     $15.703049 to $15.703049  $      480,977   1.25% to 1.25%    1.24% to 1.24%      27.82%  to 27.82%
2013     36,957     $12.285318 to $12.285318  $      454,029   1.25% to 1.25%    0.84% to 0.84%       0.49%  to 0.49%
2012     45,181     $12.225565 to $12.225565  $      552,360   1.25% to 1.25%    0.62% to 0.62%      14.19%  to 14.19%
2011     44,824     $10.706707 to $10.706707  $      479,918   1.25% to 1.25%    0.56% to 0.56%       4.35%  to 4.35%
                                           INVESCO V.I. EQUITY AND INCOME FUND
2015     16,646     $15.774315 to $15.774315  $      262,579   1.25% to 1.25%    2.27% to 2.27%      (3.80)% to (3.80)%
2014     30,205     $16.396635 to $16.396635  $      495,265   1.25% to 1.25%    1.52% to 1.52%       7.42%  to 7.42%
2013     33,549     $15.264633 to $15.264633  $      512,119   1.25% to 1.25%    1.44% to 1.44%      23.34%  to 23.34%
2012     33,170     $12.376498 to $12.376498  $      410,529   1.25% to 1.25%    1.77% to 1.77%      10.99%  to 10.99%
2011     35,180     $11.150757 to $11.150757  $      392,282   1.25% to 1.25%    1.77% to 1.77%      (2.53)% to (2.53)%
                                               UIF MID CAP GROWTH PORTFOLIO
2015     21,141     $15.983940 to $15.983940  $      337,914   1.25% to 1.25%      --  to --         (7.16)% to (7.16)%
2014     29,114     $17.216246 to $17.216246  $      501,232   1.25% to 1.25%      --  to --          0.58%  to 0.58%
2013     32,539     $17.117780 to $17.117780  $      556,993   1.25% to 1.25%    0.22% to 0.22%      35.78%  to 35.78%
2012     36,633     $12.607167 to $12.607167  $      461,837   1.25% to 1.25%      --  to --          7.14%  to 7.14%
2011     74,710     $11.766695 to $11.766695  $      879,094   1.25% to 1.25%    0.25% to 0.25%      (8.33)% to (8.33)%
                             COLUMBIA VARIABLE PORTFOLIO -- INTERNATIONAL OPPORTUNITIES FUND+
2015   2,995,365    $ 2.148426 to $16.174372  $    6,103,877   1.25% to 2.50%    0.28% to 0.30%      (2.50)% to (1.27)%
2014   3,547,829    $ 2.176152 to $16.589279  $    7,332,656   1.25% to 2.50%    0.03% to 0.03%      (7.44)% to (6.27)%
2013   4,233,320    $ 2.321793 to $18.013642  $    9,338,322   1.25% to 2.40%    0.41% to 0.43%      17.54%  to 18.90%
2012   5,441,670    $ 1.952720 to $15.325265  $   10,122,780   1.25% to 2.40%    0.94% to 1.08%      14.83%  to 16.16%
2011   6,909,284    $ 1.681051 to $13.345665  $   11,024,175   1.25% to 2.40%    0.79% to 0.79%     (18.17)% to (17.23)%
                                COLUMBIA VARIABLE PORTFOLIO -- LARGE CAP GROWTH FUND III+
2015   6,797,828    $ 2.897275 to $22.724427  $   19,249,172   1.25% to 2.50%    0.16% to 0.16%       0.04%  to 1.30%
2014   7,784,735    $ 2.860083 to $22.715030  $   21,756,908   1.25% to 2.50%    0.50% to 0.50%       9.68%  to 11.06%
2013   9,168,284    $ 1.597460 to $2.575325   $   23,030,718   1.25% to 2.25%    0.43% to 0.44%      35.03%  to 36.39%
2012   11,245,188   $ 1.888275 to $15.470623  $   20,911,159   1.25% to 2.35%      --  to 0.36%       9.44%  to 10.65%
2011   13,758,585   $ 1.079942 to $1.706579   $   22,793,039   1.25% to 2.25%    0.42% to 0.43%      (4.78)% to (3.82)%
                                   COLUMBIA VARIABLE PORTFOLIO -- ASSET ALLOCATION FUND
2015   1,383,041    $ 1.486726 to $1.690305   $    2,280,515   1.25% to 2.15%    2.04% to 2.09%      (1.08)% to (0.19)%
2014   1,673,350    $ 1.503008 to $1.693505   $    2,771,226   1.25% to 2.15%    1.49% to 2.45%       7.71%  to 8.68%
2013   1,909,000    $ 1.395476 to $1.558248   $    2,912,490   1.25% to 2.15%    2.38% to 2.43%      15.66%  to 16.70%

2012   2,354,861    $ 1.206558 to $1.335237   $    3,080,384   1.25% to 2.15%    2.15% to 2.28%      10.63%  to 11.63%
2011   2,737,227    $ 1.090673 to $1.196179   $    3,216,565   1.25% to 2.15%    2.58% to 2.63%      (2.96)% to (2.08)%
                                   VARIABLE PORTFOLIO -- LOOMIS SAYLES GROWTH FUND II+
2015   4,348,863    $ 2.764897 to $21.674345  $   11,645,362   1.25% to 2.50%    0.11% to 0.11%      (0.35)% to 0.90%
2014   5,232,054    $ 2.740165 to $21.750726  $   13,856,929   1.25% to 2.50%    0.21% to 0.22%       6.72%  to 8.06%
2013   6,600,912    $ 2.535712 to $20.484947  $   16,062,389   1.25% to 2.40%    0.23% to 0.24%      32.43%  to 33.96%
2012   8,187,617    $ 1.892900 to $15.468473  $   15,069,644   1.25% to 2.40%    0.68% to 0.81%       9.58%  to 10.84%
2011   10,834,808   $ 1.707725 to $14.116639  $   17,667,644   1.25% to 2.40%    0.30% to 0.30%      (4.95)% to (3.85)%
                                 COLUMBIA VARIABLE PORTFOLIO -- LARGE CAP GROWTH FUND II+
2015   1,751,737    $ 1.688280 to $20.078399  $    2,889,550   1.25% to 2.50%      --  to --         (0.97)% to 0.28%
2014   2,019,373    $ 1.683564 to $20.274238  $    3,323,443   1.25% to 2.50%      --  to --          6.37%  to 7.71%
2013   2,315,752    $ 1.563100 to $2.018970   $    3,561,622   1.25% to 2.25%    0.43% to 0.44%      39.27%  to 40.67%
2012   2,966,094    $ 1.111214 to $1.449693   $    3,281,901   1.25% to 2.25%      --  to --          8.91%  to 10.00%
2011   3,896,200    $ 1.010204 to $1.331140   $    3,916,959   1.25% to 2.25%      --  to --        (13.89)% to (13.03)%
                                 COLUMBIA VARIABLE PORTFOLIO -- DIVIDEND OPPORTUNITY FUND
2015    515,538     $12.033741 to $12.756826  $    6,476,207   1.25% to 2.50%      --  to --         (5.06)% to (3.86)%
2014    599,157     $12.674661 to $13.269215  $    7,856,821   1.25% to 2.50%      --  to --          7.36%  to 8.71%
2013    776,615     $11.837228 to $12.206023  $    9,382,552   1.25% to 2.40%      --  to --         23.81%  to 25.24%
2012    922,445     $ 9.560641 to $9.745925   $    8,936,226   1.25% to 2.40%      --  to --         11.40%  to 12.69%
2011   1,137,097    $ 8.582358 to $8.648685   $    9,810,825   1.25% to 2.40%      --  to --        (14.18)% to (13.51)%
                                 COLUMBIA VARIABLE PORTFOLIO -- INCOME OPPORTUNITIES FUND
2015    444,440     $ 9.934939 to $10.257794  $    4,513,465   1.25% to 2.40%    9.40% to 9.43%      (3.34)% to (2.23)%
2014    525,710     $10.278689 to $10.491337  $    5,480,357   1.25% to 2.40%      --  to --          1.55%  to 2.73%
2013    630,751     $10.121603 to $10.212888  $    6,422,465   1.25% to 2.40%    6.08% to 6.50%       1.22%  to 2.13%
                                   COLUMBIA VARIABLE PORTFOLIO -- MID CAP GROWTH FUND+
2015    479,927     $12.938596 to $13.396280  $    6,346,056   1.25% to 2.50%      --  to --          3.01%  to 4.30%
2014    514,802     $12.560806 to $12.843546  $    6,563,943   1.25% to 2.50%      --  to --          4.76%  to 6.08%
2013    655,018     $11.999138 to $12.107309  $    7,903,833   1.25% to 2.40%      --  to --         19.99%  to 21.07%
                                                OPPENHEIMER GLOBAL FUND/VA
2015     46,947     $14.676617 to $14.676617  $      689,022   1.25% to 1.25%    1.05% to 1.05%       2.38%  to 2.38%
2014     59,824     $14.334809 to $14.334809  $      857,566   1.25% to 1.25%    0.84% to 0.84%       0.79%  to 0.79%
2013     64,174     $14.222748 to $14.222748  $      912,736   1.25% to 1.25%    1.12% to 1.12%      25.41%  to 25.41%
2012     57,702     $11.340551 to $11.340551  $      654,378   1.25% to 1.25%    2.02% to 2.02%      19.45%  to 19.45%
2011     64,682     $ 9.494036 to $9.494036   $      614,093   1.25% to 1.25%    1.08% to 1.08%      (9.66)% to (9.66)%

                                              PUTNAM VT SMALL CAP VALUE FUND
2015     20,828     $12.825188 to $12.825188  $      267,119   1.25% to 1.25%    0.89% to 0.89%      (5.43)% to (5.43)%
2014     24,811     $13.561392 to $13.561392  $      336,469   1.25% to 1.25%    0.49% to 0.49%       2.15%  to 2.15%
2013     34,092     $13.276071 to $13.276071  $      452,607   1.25% to 1.25%    0.77% to 0.77%      37.87%  to 37.87%
2012     25,529     $ 9.629143 to $9.629143   $      245,827   1.25% to 1.25%    0.53% to 0.53%      16.03%  to 16.03%
2011     38,543     $ 8.298939 to $8.298939   $      319,866   1.25% to 1.25%    0.51% to 0.51%      (5.91)% to (5.91)%
                                             PIMCO VIT REAL RETURN PORTFOLIO
2015     58,126     $13.353479 to $13.353479  $      776,175   1.25% to 1.25%    3.98% to 3.98%      (3.91)% to (3.91)%
2014     70,528     $13.897485 to $13.897485  $      980,153   1.25% to 1.25%    1.43% to 1.43%       1.82%  to 1.82%
2013     87,365     $13.649217 to $13.649217  $    1,192,462   1.25% to 1.25%    1.39% to 1.39%     (10.35)% to (10.35)%
2012    131,658     $15.224338 to $15.224338  $    2,004,403   1.25% to 1.25%    1.09% to 1.09%       7.41%  to 7.41%
2011    128,535     $14.173838 to $14.173838  $    1,821,844   1.25% to 1.25%    2.11% to 2.11%      10.29%  to 10.29%
                                                PIONEER FUND VCT PORTFOLIO
2015   6,146,814    $ 1.440746 to $1.621117   $    9,596,668   1.15% to 2.30%    0.80% to 0.82%      (2.64)% to (1.51)%
2014   7,631,990    $ 1.479781 to $1.646007   $   12,149,472   1.15% to 2.30%    0.77% to 0.92%       8.26%  to 9.51%
2013   9,834,682    $ 1.366869 to $1.503025   $   14,356,258   1.15% to 2.30%    1.01% to 1.03%      29.96%  to 31.46%
2012   13,226,017   $ 1.051745 to $1.143296   $   14,731,659   1.15% to 2.30%    1.25% to 1.27%       7.45%  to 8.69%
2011   17,394,786   $ 0.978817 to $1.051851   $   17,866,501   1.15% to 2.30%    1.11% to 1.24%      (6.72)% to (5.64)%
                                           PIONEER MID CAP VALUE VCT PORTFOLIO
2015     13,072     $14.660195 to $14.660195  $      191,641   1.25% to 1.25%    0.55% to 0.55%      (7.52)% to (7.52)%
2014     16,930     $15.851783 to $15.851783  $      268,377   1.25% to 1.25%    0.66% to 0.66%      13.37%  to 13.37%
2013     16,317     $13.981972 to $13.981972  $      228,143   1.25% to 1.25%    0.77% to 0.77%      31.10%  to 31.10%
2012     15,639     $10.664780 to $10.664780  $      166,792   1.25% to 1.25%    0.87% to 0.87%       9.45%  to 9.45%
2011     20,243     $ 9.744016 to $9.744016   $      197,248   1.25% to 1.25%    0.62% to 0.62%      (7.01)% to (7.01)%
                                                JENNISON 20/20 FOCUS FUND
2015     45,395     $ 2.084739 to $2.216834   $       95,974   1.25% to 1.80%      --  to --          3.97%  to 4.55%
2014     50,306     $ 2.005053 to $2.120395   $      101,813   1.25% to 1.80%      --  to --          4.80%  to 5.38%
2013     71,904     $ 1.913229 to $2.012183   $      140,340   1.25% to 1.80%      --  to --         27.05%  to 27.75%
2012    149,419     $ 1.505915 to $1.575130   $      231,650   1.25% to 1.80%      --  to --          8.64%  to 9.24%
2011    215,097     $ 1.386114 to $1.441875   $      305,073   1.25% to 1.80%      --  to --         (6.21)% to (5.69)%
                                                     JENNISON FUND
2015    488,946     $ 1.271003 to $1.670986   $      624,304   1.25% to 1.80%      --  to --          9.05%  to 9.65%
2014    538,670     $ 1.159140 to $1.532315   $      629,661   1.25% to 1.80%      --  to --          7.63%  to 8.22%
2013    544,553     $ 1.071091 to $1.423730   $      590,046   1.25% to 1.80%      --  to --         34.67%  to 35.41%
2012   1,375,040    $ 0.791008 to $1.057224   $    1,084,910   1.25% to 1.80%      --  to --         13.66%  to 14.29%
2011   1,445,167    $ 0.692103 to $0.930130   $    1,006,112   1.25% to 1.80%      --  to --         (1.87)% to (1.33)%

                                                PRUDENTIAL VALUE PORTFOLIO
2015    162,652     $ 1.704980 to $20.175000  $      390,205   1.25% to 2.20%      --  to --        (10.54)% to (9.68)%
2014    163,418     $ 1.887733 to $22.550970  $      444,210   1.25% to 2.20%      --  to --          7.27%  to 8.30%
2013    256,894     $ 1.602147 to $1.743090   $      426,734   1.25% to 1.95%      --  to --         29.97%  to 30.88%
2012    346,583     $ 1.232676 to $1.331782   $      442,775   1.25% to 1.95%    0.55% to 0.55%      11.93%  to 12.72%
2011    535,472     $ 1.101274 to $1.181513   $      610,304   1.25% to 1.95%    0.52% to 0.52%      (7.71)% to (7.06)%
                                       PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
2015     41,194     $ 1.061506 to $1.137329   $       46,043   1.45% to 1.95%      --  to --          1.10%  to 1.60%
2014     53,664     $ 1.049997 to $1.150396   $       59,477   1.25% to 1.95%      --  to --         (7.93)% to (7.29)%
2013     63,185     $ 1.140465 to $1.240799   $       75,825   1.25% to 1.95%      --  to --         16.22%  to 17.04%
2012     82,656     $ 0.981260 to $1.060146   $       85,000   1.25% to 1.95%      --  to --         19.51%  to 20.35%
2011    119,313     $ 0.821071 to $0.880903   $      102,187   1.25% to 1.95%    0.44% to 0.45%     (16.95)% to (16.37)%
                                                ROYCE SMALL-CAP PORTFOLIO
2015     37,555     $14.339485 to $14.339485  $      538,526   1.25% to 1.25%    0.73% to 0.73%     (12.90)% to (12.90)%
2014     42,167     $16.462914 to $16.462914  $      694,187   1.25% to 1.25%    0.09% to 0.09%       1.96%  to 1.96%
2013     68,682     $16.146969 to $16.146969  $    1,109,006   1.25% to 1.25%    1.05% to 1.05%      33.08%  to 33.08%
2012     79,261     $12.133238 to $12.133238  $      961,691   1.25% to 1.25%    0.10% to 0.10%      11.10%  to 11.10%
2011    112,783     $10.920746 to $10.920746  $    1,231,677   1.25% to 1.25%    0.32% to 0.32%      (4.49)% to (4.49)%
                                         LEGG MASON CLEARBRIDGE APPRECIATION FUND
2015     9,562      $25.324321 to $25.324321  $      242,146   1.00% to 1.00%    0.98% to 0.98%       0.42%  to 0.42%
2014     9,563      $25.217570 to $25.217570  $      241,151   1.00% to 1.00%    0.91% to 0.91%       9.63%  to 9.63%
2013     9,564      $23.002067 to $23.002067  $      219,989   1.00% to 1.00%    1.01% to 1.01%      28.00%  to 28.00%
2012     9,565      $17.970774 to $17.970774  $      171,894   1.00% to 1.00%    1.38% to 1.38%      14.33%  to 14.33%
2011     9,567      $15.718498 to $15.718498  $      150,373   1.00% to 1.00%    1.30% to 1.30%       1.12%  to 1.12%
                                    VICTORY VARIABLE INSURANCE DIVERSIFIED STOCK FUND
2015     23,417     $15.276305 to $16.422075  $      376,171   1.25% to 1.75%    0.56% to 0.57%      (4.80)% to (4.32)%
2014     29,865     $17.163150 to $20.372631  $      503,663   1.25% to 2.00%    0.87% to 0.90%       8.02%  to 8.83%
2013     35,191     $15.770465 to $18.860398  $      542,829   1.25% to 2.00%    0.62% to 0.62%      31.28%  to 32.27%
2012     44,632     $11.923243 to $14.366565  $      520,407   1.25% to 2.00%    0.91% to 0.97%      13.98%  to 14.84%
2011     58,078     $ 9.853555 to $10.382932  $      584,927   1.25% to 1.75%    0.64% to 0.69%      (8.44)% to (7.98)%
                                                INVESCO V.I. COMSTOCK FUND
2015     10,726     $15.114185 to $15.114185  $      162,106   1.25% to 1.25%    1.69% to 1.69%      (7.36)% to (7.36)%
2014     14,410     $16.314960 to $16.314960  $      235,099   1.25% to 1.25%    1.16% to 1.16%       7.75%  to 7.75%
2013     15,737     $15.142159 to $15.142159  $      238,299   1.25% to 1.25%    1.54% to 1.54%      33.97%  to 33.97%
2012     13,350     $11.302669 to $11.302669  $      150,885   1.25% to 1.25%    1.52% to 1.52%      17.45%  to 17.45%

2011     13,881     $ 9.623546 to $9.623546   $      133,585   1.25% to 1.25%    1.34% to 1.34%      (3.32)% to (3.32)%
                                           INVESCO V.I. AMERICAN FRANCHISE FUND
2015    108,052     $14.554192 to $15.181179  $    1,610,154   1.25% to 2.35%      --  to --          2.57%  to 3.70%
2014     82,994     $14.270517 to $14.639201  $    1,210,863   1.25% to 2.15%    0.04% to 0.04%       6.13%  to 7.09%
2013     99,800     $13.445810 to $13.669622  $    1,361,018   1.25% to 2.15%    0.44% to 0.45%      37.16%  to 38.40%
2012    162,164     $ 9.786561 to $9.876982   $    1,597,939   1.25% to 2.35%      --  to --         (2.13)% to (1.23)%
                                       WELLS FARGO VT INDEX ASSET ALLOCATION FUND+
2015     7,616      $ 1.862327 to $1.862327   $       14,183   1.90% to 1.90%    1.03% to 1.03%      (0.66)% to (0.66)%
2014     7,287      $ 1.874650 to $1.874650   $       13,660   1.90% to 1.90%    1.53% to 1.53%      15.84%  to 15.84%
2013     7,287      $ 1.618343 to $1.618343   $       11,792   1.90% to 1.90%    1.65% to 1.65%      17.38%  to 17.38%
2012     7,291      $ 1.378700 to $1.378700   $       10,053   1.90% to 1.90%    1.42% to 1.42%      10.91%  to 10.91%
2011    192,654     $ 1.243111 to $1.272404   $      244,183   1.65% to 1.90%    3.14% to 3.15%       4.48%  to 4.74%
                                          WELLS FARGO VT TOTAL RETURN BOND FUND+
2015     7,708      $ 1.507008 to $1.557915   $       11,702   1.65% to 1.90%    1.29% to 1.29%      (1.75)% to (1.50)%
2014     7,369      $ 1.533817 to $1.581679   $       11,382   1.65% to 1.90%    1.36% to 1.36%       3.60%  to 3.86%
2013     7,304      $ 1.480466 to $1.522846   $       10,881   1.65% to 1.90%    1.18% to 1.25%      (4.27)% to (4.03)%
2012     19,738     $ 1.546485 to $1.586793   $       30,577   1.65% to 1.90%    1.44% to 1.49%       4.11%  to 4.37%
2011     35,697     $ 1.485466 to $1.520377   $       53,069   1.65% to 1.90%    2.73% to 2.87%       6.28%  to 6.55%
                                           WELLS FARGO VT INTRINSIC VALUE FUND+
2015     1,350      $ 1.732675 to $1.732675   $        2,338   1.65% to 1.65%    0.86% to 0.86%      (2.15)% to (2.15)%
2014     1,342      $ 1.770800 to $1.770800   $        2,378   1.65% to 1.65%    0.76% to 0.76%       8.51%  to 8.51%
2013     1,405      $ 1.631978 to $1.631978   $        2,293   1.65% to 1.65%    1.03% to 1.03%      28.17%  to 28.17%
2012     35,864     $ 1.240846 to $1.273268   $       44,551   1.65% to 1.90%    1.35% to 1.36%      17.22%  to 17.52%
2011     37,484     $ 1.058539 to $1.083489   $       39,719   1.65% to 1.90%    0.35% to 0.73%      (4.00)% to (3.76)%
                                        WELLS FARGO VT INTERNATIONAL EQUITY FUND+
2015   3,639,028    $ 1.907551 to $14.171400  $    5,311,132   1.15% to 2.45%    3.88% to 4.10%      (0.18)% to 1.13%
2014   4,181,779    $ 1.886318 to $14.197051  $    5,996,920   1.15% to 2.45%    2.74% to 2.99%      (7.59)% to (6.38)%
2013   4,979,196    $ 2.014936 to $15.363555  $    7,651,102   1.15% to 2.45%    2.44% to 2.48%      17.04%  to 18.57%
2012   6,357,767    $11.788898 to $13.127174  $    8,133,848   1.15% to 2.45%    1.68% to 1.68%      10.93%  to 12.18%
2011   7,946,179    $10.508483 to $11.833521  $    8,816,486   1.15% to 2.45%    0.62% to 0.62%     (14.90)% to (13.79)%
                                          WELLS FARGO VT SMALL CAP GROWTH FUND+
2015    144,856     $16.734373 to $18.012433  $    2,559,120   1.15% to 2.50%      --  to --         (5.04)% to (3.75)%
2014    180,041     $17.622403 to $18.713842  $    3,210,246   1.15% to 2.50%      --  to --         (4.10)% to (2.80)%
2013    223,149     $18.376160 to $19.252544  $    4,121,870   1.15% to 2.50%      --  to --         46.84%  to 48.84%
2012    255,212     $12.513990 to $12.935392  $    3,156,776   1.15% to 2.50%      --  to --          5.44%  to 6.88%

2011    312,406     $11.867818 to $12.103026  $    3,640,595   1.15% to 2.50%      --  to --         (6.71)% to (5.44)%
                                           WELLS FARGO VT SMALL CAP VALUE FUND+
2015    254,442     $12.288846 to $13.227651  $    3,270,459   1.15% to 2.50%    0.54% to 0.61%     (12.56)% to (11.37)%
2014    320,164     $14.053851 to $14.924536  $    4,672,036   1.15% to 2.50%      --  to 0.59%       2.05%  to 3.44%
2013    373,443     $13.795343 to $14.428683  $    5,296,213   1.15% to 2.45%    0.97% to 0.99%      12.25%  to 13.72%
2012    485,029     $12.290051 to $12.688341  $    6,080,729   1.15% to 2.45%    1.13% to 1.15%      11.57%  to 13.03%
2011    693,097     $11.015731 to $11.225910  $    7,725,988   1.15% to 2.45%    0.88% to 0.89%      (9.31)% to (8.12)%
                                             WELLS FARGO VT OPPORTUNITY FUND+
2015    246,721     $15.415377 to $16.345729  $    3,996,962   1.15% to 2.50%    0.35% to 0.40%      (5.25)% to (3.96)%
2014    282,511     $16.269011 to $17.019429  $    4,771,819   1.15% to 2.50%    0.29% to 0.44%       7.97%  to 9.44%
2013    323,860     $15.068193 to $15.551922  $    5,005,193   1.15% to 2.50%    0.44% to 0.53%      27.76%  to 29.50%
2012    376,503     $11.793976 to $12.009593  $    4,505,827   1.15% to 2.50%    0.57% to 0.59%      12.95%  to 14.48%
2011    466,652     $10.442168 to $10.490576  $    4,891,044   1.15% to 2.50%      --  to --          4.42%  to 4.91%
                                                   HIMCO VIT INDEX FUND
2015   28,574,730   $11.050342 to $21.607364  $  152,141,264   0.15% to 2.50%    0.34% to 0.35%      (1.67)% to 0.91%
2014   32,745,183   $10.950530 to $21.973575  $  176,285,902   0.15% to 2.50%      --  to --          4.09%  to 13.16%

--------
*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

7. SUBSEQUENT EVENTS:

Management has evaluated events subsequent to December 31, 2015 noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2015. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
Hartford, Connecticut
February 26, 2016

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                                                        FOR THE YEARS ENDED DECEMBER 31,
                                                                                  ------------------------------------------
(IN MILLIONS)                                                                         2015           2014           2013
-------------------------------------------------------------------------------   ------------   ------------   ------------
REVENUES
Fee income and other                                                              $      1,097   $      1,210   $      1,462
Earned premiums                                                                             92             32            184
Net investment income                                                                    1,456          1,543          1,683
Net realized capital gains (losses):
    Total other-than-temporary impairment ("OTTI") losses                                  (63)           (31)           (54)
    OTTI losses recognized in other comprehensive income (losses) ("OCI")                    2              2              9
                                                                                  ------------   ------------   ------------
    Net OTTI losses recognized in earnings                                                 (61)           (29)           (45)
    Net realized capital gains on investments transferred at fair value in
      business disposition by reinsurance                                                   --             --          1,561
    Other net realized capital gains (losses)                                              (85)           606         (1,190)
                                                                                  ------------   ------------   ------------
Total net realized capital gains (losses)                                                 (146)           577            326
                                                                                  ------------   ------------   ------------
      TOTAL REVENUES                                                                     2,499          3,362          3,655
BENEFITS, LOSSES AND EXPENSES
Benefits, loss and loss adjustment expenses                                              1,402          1,460          1,758
Amortization of deferred policy acquisition costs                                           69            206            228
Insurance operating costs and other expenses                                               524            851           (401)
Reinsurance (gain) loss on disposition                                                     (28)           (23)         1,491
Dividends to policyholders                                                                   2              7             18
                                                                                  ------------   ------------   ------------
      TOTAL BENEFITS, LOSSES AND EXPENSES                                                1,969          2,501          3,094
      INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES                                530            861            561
Income tax expense                                                                          30            184             49
                                                                                  ------------   ------------   ------------
      INCOME FROM CONTINUING OPERATIONS, NET OF TAX                                        500            677            512
Loss from discontinued operations, net of tax                                               --             --            (41)
                                                                                  ------------   ------------   ------------
      NET INCOME                                                                           500            677            471
Net income attributable to noncontrolling interest                                          --              1              6
                                                                                  ------------   ------------   ------------
      NET INCOME ATTRIBUTABLE TO HARTFORD LIFE INSURANCE COMPANY                  $        500   $        676   $        465
                                                                                  ------------   ------------   ------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                  ------------------------------------------
(IN MILLIONS)                                                                         2015           2014           2013
--------------------------------------------------------------------------------  ------------   ------------   ------------
COMPREHENSIVE INCOME
Net income                                                                        $        500   $        677   $        471
                                                                                  ------------   ------------   ------------
Other comprehensive income (loss):
    Change in net unrealized gain on securities                                           (615)           659         (1,257)
    Change in net gain on cash-flow hedging instruments                                    (13)            (9)          (179)
    Change in foreign currency translation adjustments                                      --             (3)            23
                                                                                  ------------   ------------   ------------
    OCI, net of tax                                                                       (628)           647         (1,413)
                                                                                  ------------   ------------   ------------
     Comprehensive income (loss)                                                          (128)         1,324           (942)
Less: Comprehensive income attributable to noncontrolling interest                          --              1              6
                                                                                  ------------   ------------   ------------
     COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO HARTFORD LIFE INSURANCE COMPANY  $       (128)  $      1,323   $       (948)
                                                                                  ------------   ------------   ------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                                                                      AS OF DECEMBER 31,
                                                                                                 ---------------------------
(IN MILLIONS, EXCEPT FOR SHARE DATA)                                                                 2015           2014
----------------------------------------------------------------------------------------------   ------------   ------------
ASSETS
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $23,559 and $23,260)      $     24,657   $     25,436
Fixed maturities, at fair value using the fair value option (includes variable
  interest entity assets, at fair value, of $49 and $139)                                                 165            280
Equity securities, available-for-sale, at fair value (cost of $471 and $525) (includes equity securities, at fair value using the fair value option, of $281 and $248, and variable
  interest entity assets of $1 and $0)                                                                    459            514
Mortgage loans (net of allowance for loan losses of $19 and $15)                                        2,918          3,109
Policy loans, at outstanding balance                                                                    1,446          1,430
Limited partnerships, and other alternative investments (includes variable interest entity
  assets of $2 and $3)                                                                                  1,216          1,309
Other investments                                                                                         293            442
Short-term investments (includes variable interest entity assets of $2 and $15)                           572          2,162
                                                                                                 ------------   ------------
  Total investments                                                                                    31,726         34,682
Cash                                                                                                      305            258
Premiums receivable and agents' balances, net                                                              19             27
Reinsurance recoverables                                                                               20,499         20,053
Deferred policy acquisition costs                                                                         542            521
Deferred income taxes, net                                                                              1,581          1,237
Other assets                                                                                              567            308
Separate account assets                                                                               120,111        134,689
                                                                                                 ------------   ------------
    TOTAL ASSETS                                                                                 $    175,350   $    191,775
                                                                                                 ------------   ------------
LIABILITIES
Reserve for future policy benefits and unpaid losses and loss adjustment expenses                $     13,850   $     13,624
Other policyholder funds and benefits payable                                                          31,157         31,994
Other liabilities (including variable interest entity liabilities of $12 and $22)                       2,070          2,177
Separate account liabilities                                                                          120,111        134,689
                                                                                                 ------------   ------------
    TOTAL LIABILITIES                                                                                 167,188        182,484

COMMITMENTS AND CONTINGENCIES (NOTE 11)
STOCKHOLDER'S EQUITY
Common stock--1,000 shares authorized, issued and outstanding, par value $5,690                             6              6
Additional paid-in capital                                                                              5,687          6,688
Accumulated other comprehensive income, net of tax                                                        593          1,221
Retained earnings                                                                                       1,876          1,376
                                                                                                 ------------   ------------
    TOTAL STOCKHOLDER'S EQUITY                                                                          8,162          9,291
                                                                                                 ------------   ------------
    TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                                   $    175,350   $    191,775
                                                                                                 ------------   ------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                            ACCUMULATED
                                                             ADDITIONAL        OTHER                       NON-          TOTAL
                                                 COMMON       PAID-IN      COMPREHENSIVE    RETAINED   CONTROLLING    STOCKHOLDER'S
(IN MILLIONS)                                    STOCK        CAPITAL      INCOME (LOSS)    EARNINGS     INTEREST        EQUITY
--------------------------------------------  -----------   ------------   -------------   ----------  ------------   -------------
BALANCE, DECEMBER 31, 2014                    $         6   $      6,688   $       1,221   $    1,376  $         --   $       9,291
Capital contributions to parent                        --         (1,001)             --           --            --          (1,001)
Net income                                             --             --              --          500            --             500
Total other comprehensive income                       --             --            (628)          --            --            (628)
                                              -----------   ------------   -------------   ----------  ------------   -------------
BALANCE, DECEMBER 31, 2015                    $         6   $      5,687   $         593   $    1,876  $         --   $       8,162
                                              -----------   ------------   -------------   ----------  ------------   -------------
BALANCE, DECEMBER 31, 2013                    $         6   $      6,959   $         574   $      700  $         --   $       8,239
Capital contributions to parent                        --           (271)             --           --            --            (271)
Net income                                             --             --              --          676             1             677
Change in non-controlling interest ownership           --             --              --           --            (1)             (1)
Total other comprehensive income                       --             --             647           --            --             647
                                              -----------   ------------   -------------   ----------  ------------   -------------
BALANCE, DECEMBER 31, 2014                    $         6   $      6,688   $       1,221   $    1,376  $         --   $       9,291
                                              -----------   ------------   -------------   ----------  ------------   -------------
BALANCE, DECEMBER 31, 2012                    $         6   $      8,155   $       1,987   $      235  $         --   $      10,383
Capital contributions to parent                        --         (1,196)             --           --            --          (1,196)
Net income                                             --             --              --          465             6             471
Change in non-controlling interest ownership                                                                     (6)             (6)
Total other comprehensive income                       --             --          (1,413)          --            --          (1,413)
                                              -----------   ------------   -------------   ----------  ------------   -------------
BALANCE, DECEMBER 31, 2013                    $         6   $      6,959   $         574   $      700  $         --   $       8,239
                                              -----------   ------------   -------------   ----------  ------------   -------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                                                  ---------------------------------------------
(IN MILLIONS)                                                                         2015             2014            2013
-------------------------------------------------------------------------------   -------------   -------------   -------------
OPERATING ACTIVITIES
   Net income                                                                     $         500   $         677   $         471
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH PROVIDED BY (USED FOR)
   OPERATING ACTIVITIES
   Amortization of deferred policy acquisition costs                                         69             206             228
   Additions to deferred policy acquisition costs                                            (7)            (14)            (16)
   Net realized capital (gains) losses                                                      146            (577)           (678)
   Reinsurance (gain) loss on disposition                                                   (28)            (23)          1,491
   Depreciation and amortization (accretion), net                                           (14)              6              53
   Other operating activities, net                                                           38             248            (328)
CHANGE IN ASSETS AND LIABILITIES:
   Increase in future policy benefits and unpaid losses and loss adjustment
     expenses                                                                               276             586             230
   (Increase) decrease in reinsurance recoverables                                          (14)            170            (795)
   Decrease (increase) in receivables and other assets                                      257             (30)            (80)
   Decrease in payables and accruals                                                       (479)           (882)         (1,532)
   (Decrease) increase in accrued and deferred income taxes                                 (62)            302             589
   Net disbursements from investment contracts related to policyholder funds --
     international unit-linked bonds and pension products                                    --              --          (1,833)
   Net decrease in equity securities, trading                                                --              --           1,835
                                                                                  -------------   -------------   -------------
        NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES                                682             669            (365)
INVESTING ACTIVITIES
Proceeds from the sale/maturity/prepayment of:
     Fixed maturities, available-for-sale                                                11,465          10,333          19,206
     Fixed maturities, fair value option                                                    107             358             322
     Equity securities, available-for-sale                                                  586             107              81
     Mortgage loans                                                                         467             377             355
     Partnerships                                                                           252             152             127
Payments for the purchase of:
     Fixed maturities and short-term investments, available-for-sale                    (11,755)         (7,385)        (14,532)
     Fixed maturities, fair value option                                                    (67)           (217)           (134)
     Equity securities, available-for-sale                                                 (535)           (363)            (79)
     Mortgage loans                                                                        (282)           (146)           (177)
     Partnerships                                                                          (199)           (104)            (99)
Proceeds from business sold                                                                  --              --             745
Net proceeds from derivatives                                                              (167)            (66)         (1,900)
Net decrease in policy loans                                                                (31)            (14)             (7)
Net proceeds from (payments for) short-term investments                                   1,604            (556)            363
Other investing activities, net                                                               1              34             (20)
                                                                                  -------------   -------------   -------------
        NET CASH PROVIDED BY INVESTING ACTIVITIES                                         1,446           2,510           4,251
FINANCING ACTIVITIES
Deposits and other additions to investment and universal life-type contracts              4,674           4,567           5,943
Withdrawals and other deductions from investment and universal life-type
  contracts                                                                             (16,972)        (21,810)        (24,473)
Net transfers from separate accounts related to investment and universal
  life-type contracts                                                                    10,987          14,167          16,978
Net increase (decrease) in securities loaned or sold under agreements to
  repurchase                                                                                264              --          (1,615)
Capital contributions to parent                                                          (1,001)           (275)         (1,200)
Fee to recapture affiliate reinsurance                                                       --              --            (347)
Net repayments at maturity or settlement of consumer notes                                  (33)            (13)            (77)
                                                                                  -------------   -------------   -------------
        NET CASH USED FOR FINANCING ACTIVITIES                                           (2,081)         (3,364)         (4,791)
Foreign exchange rate effect on cash                                                         --              (3)              9
Net increase (decrease) in cash                                                              47            (188)           (896)
Cash -- beginning of year                                                                   258             446           1,342
                                                                                  -------------   -------------   -------------
        CASH -- END OF YEAR                                                       $         305   $         258   $         446
                                                                                  -------------   -------------   -------------
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income tax (payments) refunds received                                                      (80)            187             181
Noncash return of capital                                                                    --              (4)             (4)

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
             (DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

1. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States ("U.S.") and is a wholly-owned subsidiary of Hartford Life, Inc., a Delaware corporation ("HLI"). The Hartford Financial Services Group, Inc. ("The Hartford") is the ultimate parent of the Company.

On June 30, 2014, HLI completed the sale of the issued and outstanding equity of Hartford Life Insurance KK, a Japanese company ("HLIKK"), to ORIX Life Insurance Corporation ("Buyer"), a subsidiary of ORIX Corporation, a Japanese company. Upon closing HLIKK recaptured certain risks reinsured to the Company and Hartford Life and Annuity Insurance Company ("HLAI"), a wholly owned subsidiary of the Company, by terminating intercompany agreements. The Buyer is responsible for all liabilities related to the recaptured business. However, HLAI has continued to provide reinsurance for yen denominated fixed payout annuities. For further discussion of this transaction, see Note 4 - Reinsurance and Note 10 - Transactions with Affiliates of Notes to Consolidated Financial Statements.

Effective April 1, 2014, the Company terminated its modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with White River Life Reinsurance ("WRR"), following receipt of approval from the State of Connecticut Insurance Department ("CTDOI") and Vermont Department of Financial Regulation. On April 30, 2014 The Hartford dissolved WRR. For further discussion of this transaction, see Note 10 - Transactions with Affiliates of Notes to Consolidated Financial Statements.

Effective March 3, 2014, The Hartford made Hartford Life and Accident Insurance Company ("HLA") the single nationwide underwriting company for its Group Benefits business by capitalizing HLA to support the Group Benefits business and separating it from the legal entities that support The Hartford's Talcott Resolution operating segment. On January 30, 2014, The Hartford received approval from the CTDOI for HLAI and the Company to dividend approximately $800 of cash and invested assets to HLA and this dividend was paid on February 27, 2014. All of the issued and outstanding equity of the Company was then distributed from HLA to HLI and the Company became a direct subsidiary of HLI.

On December 12, 2013, the Company completed the sale of the issued and outstanding equity of Hartford Life International Limited, a U.K. company ("HLIL"), to Columbia Insurance Company, a Berkshire Hathaway company.

On January 1, 2013, the Company completed the sale of its Retirement Plans business to Massachusetts Mutual Life Insurance Company ("MassMutual") and on January 2, 2013 the Company completed the sale of its Individual Life insurance business to The Prudential Insurance Company of America ("Prudential"), a subsidiary of Prudential Financial, Inc. These sales were structured as reinsurance transactions.

For further discussion of these transactions, see Note12 - Discontinued Operations and Business Dispositions of Notes to Consolidated Financial Statements.

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The Consolidated Financial Statements include the accounts of HLIC, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but is not required to consolidate are reported using the equity method. For further discussions on VIEs, see Note 3 - Investments and Derivative Instruments of Notes to Consolidated Financial Statements. All intercompany transactions and balances between HLIC and its subsidiaries have been eliminated.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DISCONTINUED OPERATIONS

The results of operations of a component of the Company are reported in discontinued operations when certain criteria are met as of the date of disposal, or earlier if classified as held-for-sale. When a component is identified for discontinued operations reporting, amounts for prior periods are retrospectively reclassified as discontinued operations. Prior to January 1, 2015, components were identified as discontinued operations if the operations and cash flows of the component had been or would be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company would not have any significant continuing involvement in the operations of the component after the disposal transaction. For transactions occurring January 1, 2015 or later, under updated guidance issued by the Financial Accounting Standards Board, components are identified as discontinued operations if they are a major part of an entity's operations and financial results such as a separate major line of business or a separate major geographical area of operations regardless of whether the Company has significant continuing involvement in the operations of the component after the disposal transaction. For information on the specific businesses and related impacts, see Note 12 - Discontinued Operations and Business Dispositions of Notes to Consolidated Financial Statements.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

FINANCIAL INSTRUMENTS

In January 2016, the Financial Accounting Standards Board ("FASB") issued updated guidance for the recognition and measurement of financial instruments. The new guidance will require investments in equity securities to be measured at fair value with changes in fair value reported in net income except for those equity securities that result in consolidation or are accounted for under the equity method of accounting. The new guidance will also require a deferred tax asset resulting from net unrealized losses on available-for-sale fixed maturities that are recognized in accumulated other comprehensive income ("OCI") to be evaluated for recoverability in combination with the Company's other deferred tax assets. Under existing guidance, the Company measures investments in equity securities, available-for-sale, at fair value with changes in fair value reported in OCI. As required, the Company will adopt the guidance effective January 1, 2018 through a cumulative effect adjustment to retained earnings. Early adoption is not allowed. The impact to the Company will be increased volatility in net income beginning in 2018. Any difference in the evaluation of deferred tax assets may also affect stockholders equity. Cash flows will not be affected. The impact will depend on the composition of the Company's investment portfolio in the future and changes in fair value of the Company's investments. As of December 31, 2015, equity securities available-for-sale totaled $178, with no unrealized gains or losses in accumulated OCI. Had the new accounting guidance been in place since the beginning of 2015, the Company would have recognized mark-to-market unrealized losses of $6 after-tax in net income for the year ended December 31, 2015.

CONSOLIDATION

The FASB issued updated consolidation guidance. The updates revise existing guidance for when to consolidate VIEs and general partners' investments in limited partnerships, end the deferral granted for applying the VIE guidance to certain investment companies, and reduce the number of circumstances where a decision maker's or service provider's fee arrangement is deemed to be a variable interest in an entity. The updates also modify consolidation guidance for determining whether limited partnerships are VIEs or voting interest entities. This guidance is effective January 1, 2016, and may be applied fully retrospectively or through a cumulative effect adjustment to retained earnings as of the adoption (modified retrospective approach). The Company will adopt the guidance using a modified retrospective approach effective as of January 1, 2016 and in the first quarter of 2016 will increase invested assets and other liabilities by an equal amount of less than $80, with no impact to net income, equity, or cash flows.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REVENUE RECOGNITION

The FASB issued updated guidance for recognizing revenue. The guidance excludes insurance contracts and financial instruments. Revenue is to be recognized when, or as, goods or services are transferred to customers in an amount that reflects the consideration that an entity is expected to be entitled in exchange for those goods or services, and this accounting guidance is similar to current accounting for many transactions. This guidance is effective retrospectively on January 1, 2018, with a choice of restating prior periods or recognizing a cumulative effect for contracts in place as of the adoption. Early adoption is permitted as of January 1, 2017. The Company has not yet determined its method for adoption or estimated the effect of the adoption on the Company's Consolidated Financial Statements.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are as follows:

SEGMENT INFORMATION

The Company has no reportable segments and is comprised of the run-off operations of annuity, and institutional and private-placement life insurance businesses. See Note 12 - Discontinued Operations and Business Dispositions of Notes to Consolidated Financial Statements for further discussion of life and annuity businesses sold. The Company's determination that it has no reportable segments is based on the fact that the Company's chief operating decision maker reviews the Company's financial performance at a consolidated level.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for variable annuity and other universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. A deferred tax provision is recorded for the tax effects of differences between the Company's current taxable income and its income before tax under generally accepted accounting principles in the Consolidated Statements of Operations. For deferred tax assets, the Company records a valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized.

The Company is included in The Hartford's consolidated U.S. Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Participating dividends to policyholders are accrued and reported in other liabilities using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and an increase to a liability.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

OVERVIEW

The Company's investments in fixed maturities include bonds, structured securities, redeemable preferred stock and commercial paper. Most of these investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as available-for-sale ("AFS") and are carried at fair value. The after-tax difference between fair value and cost or amortized cost is reflected in stockholders' equity as a component of Accumulated Other Comprehensive Income (Loss) ("AOCI"), after adjustments for the effect of deducting certain life and annuity deferred policy acquisition costs and reserve adjustments. Also included in equity securities, AFS are certain equity securities for which the Company elected the fair value option. These equity securities are carried at fair value with changes in value recorded in realized capital gains and losses. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value with changes in value recorded in realized capital gains and losses on the Company's Consolidated Statements of Operations. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value and accounted for under the equity method with the Company's share of earnings included in net investment income. Recognition of income related to limited partnerships and other alternative investments is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds on a one-month delay. Accordingly, income for the years ended December 31, 2015, 2014 and 2013 may not include the full impact of current year changes in valuation of the underlying assets and liabilities of the funds, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivative instruments which are carried at fair value.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in fixed maturities and equity securities for which the fair value option was elected, and derivatives contracts (both free-standing and embedded) that do not qualify or are not designated as a hedge for accounting purposes, ineffectiveness on derivatives that qualify for hedge accounting treatment, and the change in value of derivatives in certain fair-value hedge relationships and their associated hedged asset. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company's impairment and mortgage loan valuation allowance policies as discussed in Note 3 - Investments and Derivative Instruments of Notes to Consolidated Financial Statements. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees and make-whole payments on fixed maturities and mortgage loans are recorded in net investment income when earned. For equity securities, dividends will be recognized as investment income on the ex-dividend date. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company's share of earnings. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2015, 2014 and 2013.

DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of over-the-counter ("OTC") derivative investments, including transactions cleared through a central clearing house ("OTC-cleared"), and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, commodity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into synthetic replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, little to no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.


                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date. The contracts may reference commodities, which grant the purchaser the right to either purchase from or sell to the issuer commodities at a specified price, within a specified period or on a stated date. Option contracts are typically settled in cash.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions conducted in insurance company subsidiaries are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value and are reported in Other Investments and Other Liabilities. For balance sheet presentation purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset.

The Company also clears interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. For information on collateral, see the derivative collateral arrangements section in Note 3 -Investments and Derivative Instruments of Notes to Consolidated Financial Statements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income. The Company has also elected to offset the fair value amounts, income accruals and related cash collateral receivables and payables of OTC-cleared derivative instruments based on clearing house agreements.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.

FAIR VALUE HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings as net realized capital gains and losses with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded.

CASH FLOW HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NET INVESTMENT IN A FOREIGN OPERATION HEDGES

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values, cash flows or net investment in foreign operations of hedged items. Hedge effectiveness is assessed primarily using quantitative methods as well as using qualitative methods. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the qualifying criteria are no longer met; (2) the derivative is no longer designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. Changes in the fair value of the hedged item attributable to the hedged risk is no longer adjusted through current period earnings and the existing basis adjustment is amortized to earnings over the remaining life of the hedged item through the applicable earnings component associated with the hedged item.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the the hedged item.

EMBEDDED DERIVATIVES

The Company purchases and has previously issued financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

CREDIT RISK

Credit risk is defined as the risk of financial loss due to uncertainty of an obligor's or counterparty's ability or willingness to meet its obligations in accordance with agreed upon terms. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. The Company generally requires that OTC derivative contracts, other than certain forward contracts, be governed by International Swaps and Derivatives Association ("ISDA") agreements which are structured by legal entity and by counterparty, and permit right of offset. These agreements require daily collateral settlement based upon agreed upon thresholds. For purposes of daily derivative collateral maintenance, credit exposures are generally quantified based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of the derivatives exceed the contractual thresholds. For the Company's domestic derivative programs, the maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. OTC-cleared derivatives are governed by clearing house rules. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations.

CASH

Cash represents cash on hand and demand deposits with banks or other financial institutions.

REINSURANCE

The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers.

Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.

Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of any necessary allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company. The Company entered into two reinsurance transactions upon completion of the sales of its Retirement Plans and Individual Life businesses in 2013. For further discussion of these transactions, see Note 4 -Reinsurance and Note 12 - Discontinued Operations and Business Dispositions of Notes to Consolidated Financial Statements.

DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs ("DAC") represent costs that are directly related to the acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. Such costs primarily include commissions, premium taxes, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully issued contracts.

For life insurance products, the DAC asset related to most universal life-type contracts (including variable annuities) is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets such as sales inducement assets ("SIA"). Components of EGPs are also used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, life-contingent guaranteed minimum withdrawal and universal life insurance secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

For most life insurance product contracts, including variable annuities, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; full surrender and partial withdrawal rates; interest margin; mortality; and the extent and duration of hedging activities and hedging costs.

The Company determines EGPs from a single deterministic reversion to mean ("RTM") separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter. Through a consideration of recent market returns, the Company will unlock ("Unlock"), or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps. This Unlock for future separate account returns is determined each quarter.

In the fourth quarter of 2015, the Company completed a comprehensive policyholder behavior assumption study which resulted in a non-market related after-tax expense and incorporated the results of that study into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and will revise its policyholder assumptions if credible emerging data indicates that changes are warranted. The Company will continue to evaluate its assumptions related to policyholder behavior as initiatives to reduce the size of the variable annuity business are implemented by management. Upon completion of an annual assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, and SIA amortization models, as well as, the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of DAC by comparing the existing DAC balance to the present value of future EGPs. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company records the variable account value portion of variable annuity and variable life insurance products and institutional and governmental investment contracts within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by change in the related liability with changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including guaranteed minimum death benefit ("GMDB"), guaranteed minimum income benefit ("GMIB") and guaranteed minimum withdrawal benefit ("GMWB") riders offered with variable annuity contracts, or secondary guarantee benefits offered with universal life insurance contracts. GMWBs that represent embedded derivatives are accounted for at fair value. Universal life insurance secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. For the Company's GMWB products, the withdrawal benefit can exceed the guaranteed remaining balance ("GRB"), which is generally equal to premiums less withdrawals. These GMDBs, GMIBs, the life-contingent portion of the GMWBs and the universal life insurance secondary guarantees require an additional liability to be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected fees. The liability is accrued as actual fees are earned. The expected present value of benefits and fees are generally derived from a set of stochastic scenarios, that have been calibrated to our RTM separate account returns, and assumptions including market rates of return, volatility, discount rates, lapse rates and mortality experience. Consistent with the Company's policy on the Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the Unlock, see the Deferred Policy Acquisition Costs accounting policy section within this footnote.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Company reinsures a portion of its in-force GMDB and all of its universal life insurance secondary guarantees and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT
EXPENSES

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

Other policyholder funds and benefits payable consist of non-variable account values associated with variable annuity and other universal life-type contracts and investment contracts.

Investment contracts consist of institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date.

FOREIGN CURRENCY

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income (loss). The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies. Gains and losses resulting from the remeasurement of foreign currency transactions are reflected in earnings in realized capital gains (losses) in the period in which they occur.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS

Fair value is determined based on the "exit price" notion which is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Financial instruments carried at fair value in the Company's Consolidated Financial Statements include fixed maturity and equity securities, AFS; fixed maturities and equity securities, FVO; short-term investments; freestanding and embedded derivatives; certain limited partnerships and other alternative investments; separate account assets and certain other liabilities. The Company's estimates of fair value for financial assets and financial liabilities are based on the framework established in the fair value accounting guidance. The framework is based on the inputs used in valuation, gives the highest priority to quoted prices in active markets and requires that observable inputs be used in the valuations when available. The Company categorizes its assets and liabilities measured at estimated fair value based on whether the significant inputs into the valuation are observable. The fair value hierarchy categorizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 or 3).

Level 1 Unadjusted quoted prices for identical assets, or liabilities, in active markets that the Company has the ability to access at the measurement date.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability, or prices for similar assets and liabilities.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs, as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such because these securities are primarily within illiquid markets and/or priced by independent brokers.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)

The following tables present assets and (liabilities) carried at fair value by hierarchy level.

                                                                                           DECEMBER 31, 2015
                                                                    ---------------------------------------------------------------
                                                                                     QUOTED PRICES
                                                                                       IN ACTIVE       SIGNIFICANT      SIGNIFICANT
                                                                                      MARKETS FOR      OBSERVABLE      UNOBSERVABLE
                                                                                   IDENTICAL ASSETS      INPUTS           INPUTS
                                                                        TOTAL          (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                                                    ------------   ----------------  ---------------   ------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A RECURRING BASIS
Fixed maturities, AFS
   Asset backed securities ("ABS")                                  $        846   $             --  $           841   $          5
   Collateralized debt obligations ("CDOs")                                1,408                 --            1,078            330
   Commercial mortgage-backed securities ("CMBS")                          1,964                 --            1,902             62
   Corporate                                                              15,175                 --           14,641            534
   Foreign government/government agencies                                    331                 --              314             17
   States, municipalities and political subdivisions ("Municipal")         1,132                 --            1,083             49
   Residential mortgage-backed securities ("RMBS")                         1,503                 --              875            628
   U.S. Treasuries                                                         2,298                123            2,175             --
                                                                    ------------   ----------------  ---------------   ------------
Total fixed maturities                                                    24,657                123           22,909          1,625
Fixed maturities, FVO                                                        165                  1              162              2
Equity securities, trading [1]                                                11                 11               --             --
Equity securities, AFS                                                       459                396               25             38
Derivative assets
   Credit derivatives                                                          7                 --                7             --
   Foreign exchange derivatives                                                4                 --                4             --
   Interest rate derivatives                                                  54                 --               54             --
   GMWB hedging instruments                                                  111                 --               27             84
   Macro hedge program                                                        74                 --               --             74
                                                                    ------------   ----------------  ---------------   ------------
Total derivative assets [2]                                                  250                 --               92            158
Short-term investments                                                       572                131              441             --
Reinsurance recoverable for GMWB                                              83                 --               --             83
Modified coinsurance reinsurance contracts                                    79                 --               79             --
Separate account assets [3]                                              118,163             78,099           39,559            505
                                                                    ------------   ----------------  ---------------   ------------
TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON A RECURRING BASIS       $    144,439   $         78,761  $        63,267   $      2,411
                                                                    ------------   ----------------  ---------------   ------------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A RECURRING BASIS

Other policyholder funds and benefits payable
   GMWB                                                             $       (262)  $             --  $            --   $       (262)
   Equity linked notes                                                       (26)                --               --            (26)
                                                                    ------------   ----------------  ---------------   ------------
Total other policyholder funds and benefits payable                         (288)                --               --           (288)
Derivative liabilities
   Credit derivatives                                                         (7)                --               (7)            --
   Equity derivatives                                                         41                 --               41             --
   Foreign exchange derivatives                                             (376)                --             (376)            --
   Interest rate derivatives                                                (431)                --             (402)           (29)
   GMWB hedging instruments                                                   47                 --               (4)            51
   Macro hedge program                                                        73                 --               --             73
                                                                    ------------   ----------------  ---------------   ------------
Total derivative liabilities [4]                                            (653)                --             (748)            95
                                                                    ------------   ----------------  ---------------   ------------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A RECURRING BASIS  $       (941)  $             --  $          (748)  $       (193)
                                                                    ------------   ----------------  ---------------   ------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)


                                                                                           DECEMBER 31, 2014
                                                                    ---------------------------------------------------------------
                                                                                     QUOTED PRICES
                                                                                       IN ACTIVE       SIGNIFICANT      SIGNIFICANT
                                                                                      MARKETS FOR      OBSERVABLE      UNOBSERVABLE
                                                                                   IDENTICAL ASSETS      INPUTS           INPUTS
                                                                        TOTAL          (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                                                    ------------   ----------------  ---------------   ------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A RECURRING BASIS
Fixed maturities, AFS
   ABS                                                              $      1,171   $             --  $         1,089   $         82
   CDOs                                                                    1,148                 --              788            360
   CMBS                                                                    1,887                 --            1,768            119
   Corporate                                                              15,742                 --           15,096            646
   Foreign government/government agencies                                    602                 --              572             30
   Municipal                                                               1,052                 --              998             54
   RMBS                                                                    1,857                 --            1,123            734
   U.S. Treasuries                                                         1,977                 72            1,905             --
                                                                    ------------   ----------------  ---------------   ------------
Total fixed maturities                                                    25,436                 72           23,339          2,025
Fixed maturities, FVO                                                        280                 --              196             84
Equity securities, trading [1]                                                11                 11               --             --
Equity securities, AFS                                                       514                411               55             48
Derivative assets
   Credit derivatives                                                          3                 --                5             (2)
   Equity derivatives                                                          2                 --               --              2
   Foreign exchange derivatives                                               (1)                --               (1)            --
   Interest rate derivatives                                                 123                 --              123             --
   GMWB hedging instruments                                                  119                 --                5            114
   Macro hedge program                                                        93                 --               --             93
                                                                    ------------   ----------------  ---------------   ------------
Total derivative assets [2]                                                  339                 --              132            207
Short-term investments                                                     2,162                199            1,963             --
Reinsurance recoverable for GMWB                                              56                 --               --             56
Modified coinsurance reinsurance contracts                                    34                 --               34             --
Separate account assets [3]                                              132,198             91,524           40,096            578
                                                                    ------------   ----------------  ---------------   ------------
TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON A RECURRING BASIS       $    161,030   $         92,217  $        65,815   $      2,998
                                                                    ------------   ----------------  ---------------   ------------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A RECURRING BASIS
Other policyholder funds and benefits payable
   GMWB                                                             $       (139)  $             --  $            --   $       (139)
   Equity linked notes                                                       (26)                --               --            (26)
                                                                    ------------   ----------------  ---------------   ------------
Total other policyholder funds and benefits payable                         (165)                --               --           (165)
Derivative liabilities
   Credit derivatives                                                         --                 --                1             (1)
   Equity derivatives                                                         28                 --               25              3
   Foreign exchange derivatives                                             (444)                --             (444)            --
   Interest rate derivatives                                                (409)                --             (382)           (27)
   GMWB hedging instruments                                                   55                 --               (1)            56
   Macro hedge program                                                        48                 --               --             48
                                                                    ------------   ----------------  ---------------   ------------
Total derivative liabilities [4]                                            (722)                --             (801)            79
Consumer notes [5]                                                            (3)                --               --             (3)
                                                                    ------------   ----------------  ---------------   ------------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A RECURRING BASIS  $       (890)  $             --  $          (801)  $        (89)
                                                                    ------------   ----------------  ---------------   ------------

----------
[1]   INCLUDED IN OTHER INVESTMENTS ON THE CONSOLIDATED BALANCE SHEETS.
[2] INCLUDES OTC AND OTC-CLEARED DERIVATIVE INSTRUMENTS IN A NET POSITIVE FAIR VALUE POSITION AFTER CONSIDERATION OF THE ACCRUED INTEREST AND IMPACT OF COLLATERAL POSTING REQUIREMENTS WHICH MAY BE IMPOSED BY AGREEMENTS, CLEARING HOUSE RULES, AND APPLICABLE LAW. AS OF DECEMBER 31, 2015 AND DECEMBER 31, 2014, $271 AND $399, RESPECTIVELY, OF CASH COLLATERAL LIABILITY WAS NETTED AGAINST THE DERIVATIVE ASSET VALUE IN THE CONSOLIDATED BALANCE SHEETS AND IS EXCLUDED FROM THE PRECEDING TABLE. SEE FOOTNOTE 4 FOR DERIVATIVE LIABILITIES.
[3] APPROXIMATELY $1.8 BILLION AND $2.5 BILLION OF INVESTMENT SALES RECEIVABLE, AS OF DECEMBER 31, 2015 AND 2014, RESPECTIVELY, ARE EXCLUDED FROM THIS DISCLOSURE REQUIREMENT BECAUSE THEY ARE TRADE RECEIVABLES IN THE ORDINARY COURSE OF BUSINESS WHERE THE CARRYING AMOUNT APPROXIMATES FAIR VALUE.
[4] INCLUDES OTC AND OTC-CLEARED DERIVATIVE INSTRUMENTS IN A NET NEGATIVE FAIR MARKET VALUE POSITION (DERIVATIVE LIABILITY) AFTER CONSIDERATION OF THE ACCRUED INTEREST AND IMPACT OF COLLATERAL POSTING REQUIREMENTS WHICH MAY BE IMPOSED BY AGREEMENTS, CLEARING HOUSE RULES AND APPLICABLE LAW. IN THE FOLLOWING LEVEL 3 ROLL FORWARD TABLE IN THIS NOTE 2, THE DERIVATIVE ASSETS AND LIABILITIES ARE REFERRED TO AS "FREESTANDING DERIVATIVES" AND ARE PRESENTED ON A NET BASIS.
[5] REPRESENTS EMBEDDED DERIVATIVES ASSOCIATED WITH NON-FUNDING AGREEMENT-BACKED CONSUMER EQUITY-LINKED NOTES.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)

VALUATION TECHNIQUES, PROCEDURES AND CONTROLS

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters.

The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting, and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing valuation issues and approving changes to valuation methodologies and pricing sources. There are also two working groups under the Valuation Committee, a Securities Fair Value Working Group ("Securities Working Group") and a Derivatives Fair Value Working Group ("Derivatives Working Group"), which include various investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes.

The Company also has an enterprise-wide Operational Risk Management function, led by the Chief Operational Risk Officer, which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company's operational risk management program. This includes model risk management which provides an independent review of the suitability, characteristics and reliability of model inputs; as well as, an analysis of significant changes to current models.

FIXED MATURITIES, EQUITY SECURITIES, AND SHORT-TERM INVESTMENTS

The fair value of fixed maturities, equity securities, and short-term investments in an active and orderly market (e.g., not distressed or forced liquidation) are determined by management using a "waterfall" approach after considering the following pricing sources: quoted prices for identical assets or liabilities, prices from third-party pricing services, independent broker quotations, or internal matrix pricing processes. Typical inputs used by these pricing sources include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Most fixed maturities do not trade daily. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third-party pricing services utilize matrix pricing to derive security prices. Matrix pricing relies on securities' relationships to other benchmark quoted securities, which trade more frequently. Pricing services utilize recently reported trades of identical or similar securities making adjustments through the reporting date based on the preceding outlined available market observable information. If there are no recently reported trades, the third-party pricing services may develop a security price using expected future cash flows based upon collateral performance and discounted at an estimated market rate. Both matrix pricing and discounted cash flow techniques develop prices by factoring in the time value for cash flows and risk, including liquidity and credit.

Prices from third-party pricing services may be unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

The Company utilizes an internally developed matrix pricing process for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. The Company's process is similar to the third-party pricing services. The Company develops credit spreads each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing independent public security index and trade information and adjusting for the non-public nature of the securities. Credit spreads combined with risk-free rates are applied to contractual cash flows to develop a price.

The Securities Working Group performs ongoing analyses of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analyses and is overseen by investment and accounting professionals. As a part of these analyses, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models utilizing spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)

The Company conducts other specific monitoring controls around pricing. Daily analyses identify price changes over 3% for fixed maturities and 5% for equity securities and trade prices for both debt and equity securities that differ over 3% to the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that have not changed, and missing prices. Also on a monthly basis, a second source validation is performed on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differ from what the Company feels a market participant would use. Examples of other procedures performed include, but are not limited to, initial and on-going review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are observable. Due to the lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded and OTC-cleared derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2015 and 2014, 94% and 95%, respectively, of derivatives, based upon notional values, were priced by valuation models, including discounted cash flow models and option-pricing models that utilize present value techniques, or quoted market prices. The remaining derivatives were priced by broker quotations.

The Derivatives Working Group performs ongoing analyses of the valuations, assumptions and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. On a daily basis, market valuations are compared to counterparty valuations for OTC derivatives. There are monthly analyses to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in the Level 3 rollforward may be offset by realized and unrealized gains and losses of the associated assets and liabilities in other line items of the financial statements.

VALUATION INPUTS FOR INVESTMENTS

For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, money market funds, exchange-traded equity securities, open-ended mutual funds, short-term investments, and exchange traded futures and option contracts, valuations are based on quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For the Company's Level 2 and 3 debt securities, typical inputs used by pricing techniques include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is included in the following discussion:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets, as well as derivative instruments.

             - ABS, CDOS, CMBS AND RMBS - Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, and credit default swap indices. ABS and RMBS prices also include estimates of the rate of future principal prepayments over the remaining life of the securities. These estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)

             - CORPORATES, INCLUDING INVESTMENT GRADE PRIVATE PLACEMENTS - Primary inputs also include observations of credit default swap curves related to the issuer.

             - FOREIGN GOVERNMENT/GOVERNMENT AGENCIES--Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging market economies.

             - MUNICIPALS - Primary inputs also include Municipal Securities Rulemaking Board reported trades and material event notices, and issuer financial statements.

             - SHORT-TERM INVESTMENTS - Primary inputs also include material event notices and new issue money market rates.

             - CREDIT DERIVATIVES - Primary inputs include the swap yield curve and credit default swap curves.

             - FOREIGN EXCHANGE DERIVATIVES - Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

             - INTEREST RATE DERIVATIVES - Primary input is the swap yield curve.

             - EQUITY DERIVATIVES - Primary inputs include equity index levels.

Level 3 Most of the Company's securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by sub-prime loans. Also included in Level 3 are securities valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in the preceding noted Level 2 measurements, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third party pricing services, including certain municipal securities, foreign government/government agency securities, and bank loans. Primary inputs for these long-dated securities are consistent with the typical inputs used in the preceding noted Level 1 and Level 2 measurements, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Significant inputs for Level 3 derivative contracts primarily include the typical inputs used in the preceding noted Level 1 and Level 2 measurements; but also include equity and interest rate volatility and swap yield curves beyond observable limits, and commodity price curves. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations.

TRANSFERS BETWEEN LEVELS

Transfers of securities among the levels occur at the beginning of the reporting period. The amount of transfers from Level 1 to Level 2 was $711 and $1.4 billion, for the years ended December 31, 2015 and 2014, respectively, which represented previously on-the-run U.S. Treasury securities that are now off-the-run. For the years ended December 31, 2015 and 2014, there were no transfers from Level 2 to Level 1. See the fair value roll-forward tables for the years ended December 31, 2015 and 2014, for the transfers into and out of Level 3.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)

SIGNIFICANT UNOBSERVABLE INPUTS FOR LEVEL 3 ASSETS MEASURED AT FAIR VALUE

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value. The tables exclude ABS, CRE CDOs, index options and certain corporate securities for which fair values are predominately based on broker quotations.

                                                                AS OF DECEMBER 31, 2015
                   -----------------------------------------------------------------------------------------------------------------
SECURITIES                                                                           UNOBSERVABLE INPUTS
-----------------  -----------------------------------------------------------------------------------------------------------------
ASSETS
ACCOUNTED FOR
AT FAIR VALUE ON               PREDOMINANT                                                            WEIGHTED       IMPACT OF
A RECURRING         FAIR        VALUATION                                                             AVERAGE   INCREASE IN INPUT ON
BASIS               VALUE       TECHNIQUE      SIGNIFICANT UNOBSERVABLE INPUT   MINIMUM    MAXIMUM      [1]       FAIR VALUE [2]
-----------------  -------  -----------------  ------------------------------  ---------  ---------   --------  --------------------
CMBS [3]           $    61   Discounted cash         Spread (encompasses         31bps    1,505bps     230bps         Decrease
                                  flows         prepayment, default risk and
                                                      loss severity)

Corporate [3]          213   Discounted cash               Spread                63bps     800bps      290bps         Decrease
                                  flows

Municipal [3]           31   Discounted cash               Spread               193bps     193bps      193bps         Decrease
                                  flows

RMBS                   628   Discounted cash               Spread                30bps    1,696bps     172bps         Decrease
                                  flows

                                                  Constant prepayment rate            --%        20%         3%     Decrease [4]
                                                   Constant default rate               1%        10%         6%       Decrease
                                                        Loss severity                 --%       100%        79%       Decrease

                                                   AS OF DECEMBER 31, 2014

CMBS               $   119   Discounted cash        Spread (encompasses          46bps    2,475bps     284bps         Decrease
                                  flows         prepayment, default risk and
                                                       loss severity)

Corporate [3]          324   Discounted cash               Spread               123bps     765bps      267bps         Decrease
                                  flows

Municipal [3]           32   Discounted cash               Spread               212bps     212bps      212bps         Decrease
                                  flows

RMBS                   734   Discounted cash               Spread                23bps    1,904bps     141bps         Decrease
                                  flows

                                                  Constant prepayment rate            --%         7%         3%     Decrease [4]
                                                   Constant default rate               1%        14%         7%       Decrease
                                                        Loss severity                 --%       100%        78%       Decrease

----------
[1] THE WEIGHTED AVERAGE IS DETERMINED BASED ON THE FAIR VALUE OF THE
    SECURITIES.
[2] CONVERSELY, THE IMPACT OF A DECREASE IN INPUT WOULD HAVE THE OPPOSITE IMPACT
    TO THE FAIR VALUE AS THAT PRESENTED IN THE PRECEDING TABLE.
[3] LEVEL 3 CMBS, CORPORATE AND MUNICIPAL SECURITIES EXCLUDES THOSE FOR WHICH
    THE COMPANY BASES FAIR VALUE ON BROKER QUOTATIONS AS NOTED IN THE FOLLOWING DISCUSSION.
[4] DECREASE FOR ABOVE MARKET RATE COUPONS AND INCREASE FOR BELOW MARKET RATE
    COUPONS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)

                                                                   AS OF DECEMBER 31, 2015
                            ---------------------------------------------------------------------------------------------
FREESTANDING DERIVATIVES                                                              UNOBSERVABLE INPUTS
--------------------------  ---------------------------------------------------------------------------------------------
                                        PREDOMINANT                                                         IMPACT OF
                             FAIR        VALUATION           SIGNIFICANT                                INCREASE IN INPUT
                             VALUE       TECHNIQUE        UNOBSERVABLE INPUT      MINIMUM    MAXIMUM   ON FAIR VALUE [1]
                            -------  ----------------  ------------------------  ---------  ---------  ------------------
Interest rate derivatives
                                        Discounted           Swap curve
  Interest rate swaps           (30)    cash flows         beyond 30 years               3%         3%      Decrease
GMWB hedging instruments
  Equity variance swaps         (31)   Option model       Equity volatility             19%        21%      Increase
  Equity options                 35    Option model       Equity volatility             27%        29%      Increase
                                        Discounted
  Customized swaps              131     cash flows        Equity volatility             10%        40%      Increase

Macro hedge program
  Equity options [2]            179    Option model       Equity volatility             14%        28%      Increase

                                                             AS OF DECEMBER 31, 2014

Interest rate derivatives
                                        Discounted            Swap curve
  Interest rate swaps           (29)    cash flows          beyond 30 years              3%         3%      Decrease
  Interest rate swaptions         2    Option Model    Interest rate volatility          1%         1%      Increase

GMWB hedging instruments
  Equity options                 46    Option model       Equity volatility             22%        34%      Increase
                                        Discounted
  Customized swaps              124     cash flows        Equity volatility             10%        40%      Increase

Macro hedge program
  Equity options                141    Option model       Equity volatility             27%        28%      Increase

----------
[1] CONVERSELY, THE IMPACT OF A DECREASE IN INPUT WOULD HAVE THE OPPOSITE IMPACT
    TO THE FAIR VALUE AS THAT PRESENTED IN THE TABLE. CHANGES ARE BASED ON LONG POSITIONS, UNLESS OTHERWISE NOTED. CHANGES IN FAIR VALUE WILL BE INVERSELY IMPACTED FOR SHORT POSITIONS.
[2] LEVEL 3 MACRO HEDGE DERIVATIVES EXCLUDES THOSE FOR WHICH THE COMPANY BASES
    FAIR VALUE ON BROKER QUOTATIONS AS NOTED IN THE FOLLOWING DISCUSSION.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include ABS, CDOs, index options and corporate. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the year ended, December 31, 2015, no significant adjustments were made by the Company to broker prices received.

PRODUCT DERIVATIVES

The Company formerly offered and subsequently reinsured certain variable annuity products with GMWB riders. Also, through reinsurance from HLIKK, the Company formerly assumed GMWB, GMIB and guaranteed minimum accumulation benefit ("GMAB") riders. Concurrent with the sale of HLIKK, HLIKK recaptured certain risks that had been reinsured to the Company and HLAI by terminating or modifying intercompany agreements. Upon closing, HLIKK is responsible for all liabilities of the recaptured business. For further discussion on the sale, see Note 12 - Discontinued Operations and Business Dispositions of Notes to Consolidated Financial Statements.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)

The GMWB provides the policyholder with a GRB which is generally equal to premiums less withdrawals. If the policyholder's account value is reduced a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. Certain contract provisions can increase the GRB at contract holder election or after the passage of time. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds. The notional value of the embedded derivative is the GRB.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

Effective April 1, 2014, HLAI, terminated its reinsurance agreement with an affiliated captive reinsurer and recaptured all reinsurance risks. For further information regarding this reinsurance agreement, see Note 10 -Transactions with Affiliates of Notes to Consolidated Financial Statements.

GMWB REINSURANCE DERIVATIVE

The Company has reinsurance arrangements in place to transfer a portion of its risk of loss due to GMWB. These arrangements are recognized as derivatives and carried at fair value in reinsurance recoverables. Changes in the fair value of the reinsurance agreements are reported in net realized capital gains and losses.

The fair value of the GMWB reinsurance derivative is calculated as an aggregation of the components described in the Living Benefits Required to be Fair Valued discussion below and is modeled using significant unobservable policyholder behavior inputs, identical to those used in calculating the underlying liability, such as lapses, fund selection, resets and withdrawal utilization and risk margins.

LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Fair values for GMWBs classified as embedded derivatives are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of these GMWBs and the related reinsurance and customized freestanding derivatives are calculated as an aggregation of the following components: Best Estimate Claim Payments; Credit Standing Adjustment; and Margins. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer to or receive from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component described in the following discussion is unobservable in the marketplace and requires subjectivity by the Company in determining its value. Oversight of the Company's valuation policies and processes for product and GMWB reinsurance derivatives is performed by a multidisciplinary group comprised of finance, actuarial and risk management professionals. This multidisciplinary group reviews and approves changes and enhancements to the Company's valuation model as well as associated controls.

BEST ESTIMATE CLAIMS COSTS

The Best Estimate Claims Costs is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involves numerous estimates and subjective judgments regarding a number of variables. These variables include expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates, and assumptions about policyholder behavior which emerge over time.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)

At each valuation date, the Company assumes expected returns based on:

     - risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates;

     - market implied volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data;

     - correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

     -   three years of history for fund regression.

On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates, equity indices and the blend of implied equity index volatilities. The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. In addition, the Company will continue to evaluate policyholder behavior assumptions should we implement initiatives to reduce the size of the variable annuity business. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company's annual comprehensive study to refine its estimate of future gross profits.

CREDIT STANDING ADJUSTMENT

This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled. The Company incorporates a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. For the years ended December 31, 2015, 2014 and 2013, the credit standing adjustment assumption, net of reinsurance and exclusive of the impact of the credit standing adjustment on other market sensitivities, resulted in pre-tax realized gains (losses) of $(2), $41 and $492, respectively. As of December 31, 2015 and 2014, the credit standing adjustment was $0 and $1, respectively.

MARGINS

The behavior risk margin adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for total pre-tax realized gains (losses) of $(42), $31 and $28 for the years ended December 31, 2015, 2014 and 2013. As of December 31, 2015 and 2014 the behavior risk margin was $45 and $74, respectively.

In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in before-tax realized gains (losses) of approximately $(18), $(5) and $11 for the years ended December 31, 2015, 2014 and 2013, respectively.

The following table provides quantitative information about the significant unobservable inputs and is applicable to all of the GMWB embedded derivative and the GMWB reinsurance derivative for the years ended December 31, 2015 and 2014.


                                                                                       UNOBSERVABLE INPUTS
                                                                   ----------------------------------------------------------
                                                                                              IMPACT OF INCREASE IN INPUT
SIGNIFICANT UNOBSERVABLE INPUT                                       MINIMUM    MAXIMUM      ON FAIR VALUE MEASUREMENT [1]
-----------------------------------------------------------------  ----------  ---------  -----------------------------------
Withdrawal Utilization [2]                                                 20%       100%             Increase
Withdrawal Rates [3]                                                       --%         8%             Increase
Lapse Rates [4]                                                            --%        75%             Decrease
Reset Elections [5]                                                        20%        75%             Increase
Equity Volatility [6]                                                      10%        40%             Increase

----------
[1] CONVERSELY, THE IMPACT OF A DECREASE IN INPUT WOULD HAVE THE OPPOSITE IMPACT TO THE FAIR VALUE AS THAT PRESENTED IN THE TABLE.
[2] RANGE REPRESENTS ASSUMED CUMULATIVE PERCENTAGES OF POLICYHOLDERS TAKING WITHDRAWALS.
[3] RANGE REPRESENTS ASSUMED CUMULATIVE ANNUAL AMOUNT WITHDRAWN BY POLICYHOLDERS. [4] RANGE REPRESENTS ASSUMED ANNUAL PERCENTAGES OF FULL SURRENDER OF THE UNDERLYING VARIABLE ANNUITY CONTRACTS ACROSS ALL POLICY DURATIONS FOR IN FORCE BUSINESS.
[5] RANGE REPRESENTS ASSUMED CUMULATIVE PERCENTAGES OF POLICYHOLDERS THAT WOULD ELECT TO RESET THEIR GUARANTEED BENEFIT BASE.
[6] RANGE REPRESENTS IMPLIED MARKET VOLATILITIES FOR EQUITY INDICES BASED ON MULTIPLE PRICING SOURCES.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)

Generally a change in withdrawal utilization assumptions would be accompanied by a directionally opposite change in lapse rate assumptions, as the behavior of policyholders that utilize GMWB riders is typically different from policyholders that do not utilize these riders.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. Separate account assets classified as Level 3 primarily include limited partnerships in which fair value represents the separate account's share of the fair value of the equity in the investment ("net asset value") and are classified in level 3 based on the Company's ability to redeem its investment.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The following tables provide fair value roll forwards for the year ended December 31, 2015, for financial instruments classified as Level 3.

                                                                FIXED MATURITIES, AFS
                                       -------------------------------------------------------------------------------
                                                                               FOREIGN
                                                                                GOVT./                      TOTAL FIXED    FIXED
                                                                                GOVT.                       MATURITIES, MATURITIES,
ASSETS                                   ABS    CDOS      CMBS    CORPORATE   AGENCIES  MUNICIPAL   RMBS       AFS         FVO
-------------------------------------  ------  ------   -------  ----------  ---------  ---------  -------  ----------  -----------
Fair value as of January 1, 2015       $   82  $  360   $   119  $      646  $      30  $      54  $   734  $    2,025  $        84
Total realized/unrealized gains
 (losses)
   Included in net income [1] [2]          --      (1)       --         (18)        --         --       (2)        (21)          (5)
   Included in OCI [3]                     (2)      3        (5)        (38)        (3)        (5)      (2)        (52)           1
Purchases                                  22      --        18          45          5         --      154         244            6
Settlements                                --     (26)      (36)        (21)        (3)        --     (126)       (212)         (23)
Sales                                      (6)     --        (3)        (43)       (15)        --     (127)       (194)         (50)
Transfers into Level 3 [4]                  1      --         4          99          3         --       16         123           --
Transfers out of Level 3 [4]              (92)     (6)      (35)       (136)        --         --      (19)       (288)         (11)
                                       ------  ------   -------  ----------  ---------  ---------  -------  ----------  -----------
FAIR VALUE AS OF DECEMBER 31, 2015     $    5  $  330   $    62  $      534  $      17  $      49  $   628  $    1,625  $         2
                                       ------  ------   -------  ----------  ---------  ---------  -------  ----------  -----------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31,2015 [2] [6]              $   --  $   (1)   $   (1) $      (17) $      --  $      --  $    (3) $      (22) $        (3)
                                       ------  ------   -------  ----------  ---------  ---------  -------  ----------  -----------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)

                                                                            FREESTANDING DERIVATIVES [5]
                                              ------------------------------------------------------------------------------------
                                                                                                                       TOTAL FREE-
                                    EQUITY                                                                   MACRO       STANDING
                                  SECURITIES                                      INTEREST      GMWB         HEDGE     DERIVATIVES
ASSETS (LIABILITIES)                 AFS        CREDIT     COMMODITY    EQUITY      RATE       HEDGING      PROGRAM        [5]
--------------------------------  ----------  ----------  -----------  --------  ----------  -----------  -----------  -----------
Fair value as of January 1, 2015  $       48  $       (3) $        --  $      5  $      (27) $       170  $       141  $       286
Total realized/unrealized
  gains (losses)
  Included in net income [1] [2]          (5)          1           (3)        5          (1)         (16)         (41)         (55)
  Included in OCI [3]                      1          --                     --          --           --           --           --
Purchases                                 11          (8)                    --          --           --           47           39
Settlements                               (1)         --           (3)      (10)         (1)         (19)          --          (33)
Sales                                    (13)         --                     --          --           --           --           --
Transfers into Level 3 [4]                --          --            6        --          --           --           --            6
Transfers out of Level 3 [4]              (3)         10                     --          --           --           --           10
                                  ----------  ----------  -----------  --------  ----------  -----------  -----------  -----------
FAIR VALUE AS OF
  DECEMBER 31, 2015               $       38  $       --  $        --  $     --  $      (29) $       135  $       147  $       253
                                  ----------  ----------  -----------  --------  ----------  -----------  -----------  -----------
Changes in unrealized
  gains (losses) included
  in net income related to
  financial instruments
  still held at December 31,
  2015 [2] [6]                    $       (5) $       --  $        --  $     --  $       --  $        (5) $       (34) $       (39)
                                  ----------  ----------  -----------  --------  ----------  -----------  -----------  -----------

                                                                                     REINSURANCE RECOVERABLE
ASSETS                                                                                      FOR GMWB            SEPARATE ACCOUNTS
---------------------------------------------------------------------------------   -------------------------  -------------------
Fair value as of January 1, 2015                                                    $                      56  $               578
Total realized/unrealized gains (losses)
  Included in net income [1] [2]                                                                            9                   12
  Included in OCI [3]                                                                                      --                   (5)
Purchases                                                                                                  --                  394
Settlements                                                                                                18                  (19)
Sales                                                                                                      --                 (265)
Transfers into Level 3 [4]                                                                                 --                   12
Transfers out of Level 3 [4]                                                                               --                 (202)
                                                                                    -------------------------  -------------------
FAIR VALUE AS OF DECEMBER 31, 2015                                                  $                      83  $               505
                                                                                    -------------------------  -------------------
Changes in unrealized gains (losses) included in net income related to financial
  instruments still held at December 31, 2015 [2] [6]                               $                       9  $                11
                                                                                    -------------------------  -------------------

                                                                        OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE
                                                                       -----------------------------------------------
                                                                             GUARANTEED
                                                                             WITHDRAWAL              EQUITY LINKED       CONSUMER
LIABILITIES                                                                 BENEFITS [7]                 NOTES             NOTES
--------------------------------------------------------------------   ----------------------   ----------------------  ----------
Fair value as of January 1, 2015                                       $                 (139)  $                  (26) $       (3)
Total realized/unrealized gains (losses)
  Included in net income [1] [2]                                                          (59)                      --           3
Settlements                                                                               (64)                      --          --
FAIR VALUE AS OF DECEMBER 31, 2015                                     $                 (262)  $                  (26) $       --
                                                                       ----------------------   ----------------------  ----------
Changes in unrealized gains (losses) included in net income related
  to financial instruments still held at December 31, 2015 [2] [6]     $                  (59)  $                   --  $        3
                                                                       ----------------------   ----------------------  ----------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)

The tables below provide a fair value roll forward for the year ended December 31, 2014, for the Level 3 financial instruments.

                                                                     FIXED MATURITIES, AFS
                                          ---------------------------------------------------------------------------
                                                                             FOREIGN
                                                                              GOVT./                      TOTAL FIXED     FIXED
                                                                              GOVT.                       MATURITIES,  MATURITIES,
ASSETS                                     ABS     CDOS    CMBS   CORPORATE  AGENCIES  MUNICIPAL   RMBS       AFS          FVO
----------------------------------------  ------  ------  ------  ---------  --------  ---------  ------  -----------  -----------
Fair value as of January 1, 2014          $  108  $  428  $  360  $     790  $     38  $      49  $  798   $    2,571  $       178
Total realized/unrealized gains (losses)
  Included in net income [1] [2]              --      11       6        (10)       (1)        --      11           17           17
  Included in OCI [3]                          2      (7)     (6)        16         5          6       4           20           --
Purchases                                     32       6      26         62         6         --     230          362           14
Settlements                                   (1)    (44)   (175)       (36)       (4)        --    (127)        (387)        (121)
Sales                                        (11)    (21)    (34)       (96)      (14)        (1)   (150)        (327)          (4)
Transfers into Level 3 [4]                    71      48       7        146        --         --      --          272           --
Transfers out of Level 3 [4]                (119)    (61)    (65)      (226)       --         --     (32)        (503)          --
                                          ------  ------  ------  ---------  --------  ---------  ------   ----------  -----------
FAIR VALUE AS OF DECEMBER 31, 2014        $   82  $  360  $  119  $     646  $     30  $      54  $  734   $    2,025  $        84
                                          ------  ------  ------  ---------  --------  ---------  ------   ----------  -----------
Changes in unrealized gains (losses)
  included in net income related to
  financial instruments still held at
  December 31, 2014 [2] [6]               $   --  $   --  $   (2) $      (4) $     (2) $      --  $   (1)  $       (9) $        14
                                          ------  ------  ------  ---------  --------  ---------  ------   ----------  -----------

                                                                           FREESTANDING DERIVATIVES [5]
                                                -----------------------------------------------------------------------------------
                                                                                                                        TOTAL FREE-
                                     EQUITY                FOREIGN                                  MACRO      INTL.      STANDING
                                   SECURITIES,             EXCHANGE            INTEREST    GMWB     HEDGE     PROGRAM   DERIVATIVES
ASSETS (LIABILITIES)                   AFS       CREDIT   CONTRACTS   EQUITY     RATE    HEDGING   PROGRAM    HEDGING      [5]
---------------------------------  -----------  --------  ---------  --------  --------  -------  ---------  ---------  -----------
Fair value as of January 1, 2014   $        51  $      2  $      --  $      2  $    (24) $   146  $     139  $     (61) $       204
Total realized/unrealized gains
  (losses)
  Included in net income [1] [2]             4        (2)         2         3        (5)      13        (12)        24           23
  Included in OCI [3]                        1        --         --        --        --       --         --         --           --
Purchases                                    6        (2)        --        --         4        4         14          9           29
Settlements                                 --        --         --        --        --        7         --         (5)           2
Sales                                      (14)       --         --        --        --       --         --         --           --
Transfers into Level 3 [4]                  --        --         (2)       --        --       --         --         --           (2)
Transfers out of Level 3 [4]                --        (1)        --        --        (2)      --         --         33           30
                                   -----------  --------  ---------  --------  --------  -------  ---------  ---------  -----------
FAIR VALUE AS OF DECEMBER 31,
  2014                             $        48  $     (3) $      --  $      5  $    (27) $   170  $     141  $      --  $       286
                                   -----------  --------  ---------  --------  --------  -------  ---------  ---------  -----------
Changes in unrealized gains
  (losses) included in net
  income related to financial
  instruments still held at
  December 31, 2014 [2] [6]        $        (1) $     (3) $      --  $     --  $     (5) $     1  $     (11) $      17  $        (1)
                                   -----------  --------  ---------  --------  --------  -------  ---------  ---------  -----------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)

                                                                                                 REINSURANCE
                                                                                                 RECOVERABLE
ASSETS                                                                                             FOR GMWB      SEPARATE ACCOUNTS
----------------------------------------------------------------------------------------------  --------------  -------------------
Fair value as of January 1, 2014                                                                $         (465) $               737
Total realized/unrealized gains (losses)
   Included in net income [1] [2]                                                                          441                   13
Purchases                                                                                                   --                  339
Settlements                                                                                                 80                   (3)
Sales                                                                                                       --                 (201)
Transfers into Level 3 [4]                                                                                  --                   37
Transfers out of Level 3 [4]                                                                                --                 (344)
                                                                                                --------------  -------------------
FAIR VALUE AS OF DECEMBER 31, 2014                                                              $           56  $               578
                                                                                                --------------  -------------------
Changes in unrealized gains (losses) included in net income related to financial instruments
  still held at December 31, 2014 [2] [6]                                                       $          441  $                 8
                                                                                                --------------  -------------------

                                                                   OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE [1]
                                                                -------------------------------------------------------
                                                                  GUARANTEED                          TOTAL OTHER
                                                                    LIVING       EQUITY LINKED     POLICYHOLDER FUNDS     CONSUMER
LIABILITIES                                                      BENEFITS [6]        NOTES        AND BENEFITS PAYABLE      NOTES
--------------------------------------------------------------  --------------  ---------------  ----------------------  ----------
Fair value as of January 1, 2014                                $         (576) $           (18) $                 (594) $       (2)
Total realized/unrealized gains (losses)
  Included in net income [1] [2]                                           577               (8)                    569          (1)
Settlements                                                               (140)              --                    (140)         --
                                                                --------------  ---------------  ----------------------  ----------
FAIR VALUE AS OF DECEMBER 31, 2014                              $         (139) $           (26) $                 (165) $       (3)
                                                                --------------  ---------------  ----------------------  ----------
Changes in unrealized gains (losses) included in net
  income related to financial instruments still held at
  December 31, 2014 [2] [6]                                     $          167  $            (8) $                  159  $       (1)
                                                                --------------  ---------------  ----------------------  ----------

----------
[1] THE COMPANY CLASSIFIES GAINS AND LOSSES ON GMWB REINSURANCE DERIVATIVES AND GMWB EMBEDDED DERIVATIVES AS UNREALIZED GAINS (LOSSES) FOR PURPOSES OF DISCLOSURE IN THIS TABLE BECAUSE IT IS IMPRACTICABLE TO TRACK ON A CONTRACT-BY-CONTRACT BASIS THE REALIZED GAINS (LOSSES) FOR THESE DERIVATIVES AND EMBEDDED DERIVATIVES.
[2] ALL AMOUNTS IN THESE ROWS ARE REPORTED IN NET REALIZED CAPITAL GAINS (LOSSES). THE REALIZED/UNREALIZED GAINS (LOSSES) INCLUDED IN NET INCOME FOR SEPARATE ACCOUNT ASSETS ARE OFFSET BY AN EQUAL AMOUNT FOR SEPARATE ACCOUNT LIABILITIES, WHICH RESULTS IN A NET ZERO IMPACT ON NET INCOME FOR THE COMPANY. ALL AMOUNTS ARE BEFORE INCOME TAXES AND AMORTIZATION OF DAC.
[3]   ALL AMOUNTS ARE BEFORE INCOME TAXES AND AMORTIZATION OF DAC.
[4] TRANSFERS IN AND/OR (OUT) OF LEVEL 3 ARE PRIMARILY ATTRIBUTABLE TO THE AVAILABILITY OF MARKET OBSERVABLE INFORMATION AND THE RE-EVALUATION OF THE OBSERVABILITY OF PRICING INPUTS.
[5] DERIVATIVE INSTRUMENTS ARE REPORTED IN THIS TABLE ON A NET BASIS FOR ASSET (LIABILITY) POSITIONS AND REPORTED IN THE CONSOLIDATED BALANCE SHEET IN OTHER INVESTMENTS AND OTHER LIABILITIES.
[6] INCLUDES BOTH MARKET AND NON-MARKET IMPACTS IN DERIVING REALIZED AND UNREALIZED GAINS (LOSSES).
[7] SETTLEMENTS OF OTHER LIABILITIES REFLECT THE REMOVAL OF LIABILITIES CARRIED AT FAIR VALUE UPON THE DECONSOLIDATION OF A VARIABLE INTEREST ENTITY. SEE NOTE 3 - INVESTMENTS AND DERIVATIVE INSTRUMENTS OF NOTES TO CONSOLIDATED FINANCIAL STATEMENTS FOR ADDITIONAL INFORMATION.

FAIR VALUE OPTION

FVO investments include certain securities that contain embedded credit derivatives with underlying credit risk primarily related to residential and commercial real estate, for which the company has elected the fair value option. The Company also classifies the underlying fixed maturities held in certain consolidated investment funds within the Fixed Maturities, FVO line on the Consolidated Balance Sheets. The Company reports these consolidated investment companies at fair value with changes in the fair value of these securities recognized in net realized capital gains and losses, which is consistent with accounting requirements for investment companies. The investment funds hold fixed income securities in multiple sectors and the Company has management and control of the funds as well as a significant ownership interest.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)

The Company also elected the fair value option for certain equity securities in order to align the accounting with total return swap contracts that hedge the risk associated with the investments. The swaps do not qualify for hedge accounting and the change in value of both the equity securities and the total return swaps are recorded in net realized capital gains and losses. These equity securities are classified within equity securities, AFS on the Consolidated Balance Sheets. Income earned from FVO securities is recorded in net investment income and changes in fair value are recorded in net realized capital gains and losses.

The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company's Consolidated Statements of Operations.

                                                      YEAR ENDED DECEMBER 31,
                                                    ---------------------------
                                                        2015           2014
                                                    ------------   ------------
ASSETS
  Fixed maturities, FVO
   CDOs                                             $          1   $         21
   Corporate                                                  (3)            (3)
   Foreign government                                          2             16
                                                    ------------   ------------
TOTAL FIXED MATURITIES, FVO                         $         --   $         34
                                                    ------------   ------------
Equity, FVO                                                  (12)            (2)
                                                    ------------   ------------
TOTAL REALIZED CAPITAL GAINS (LOSSES)               $        (12)  $         32
                                                    ------------   ------------

The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company's Consolidated Balance Sheets.

                                                      YEAR ENDED DECEMBER 31,
                                                    ---------------------------
                                                        2015           2014
                                                    ------------   ------------
ASSETS
  Fixed maturities, FVO
   ABS                                              $          4   $         13
   CDOs                                                        1             67
   CMBS                                                        6             15
   Corporate                                                  31             96
   Foreign government                                          1              3
   Municipals                                                 --              2
   RMBS                                                      119             82
   U.S. Government                                             3              2
                                                    ------------   ------------
TOTAL FIXED MATURITIES, FVO                         $        165   $        280
                                                    ------------   ------------
EQUITY, FVO [1]                                     $        281   $        248
                                                    ------------   ------------

----------
[1]   INCLUDED IN EQUITY SECURITIES, AFS ON THE CONSOLIDATED BALANCE SHEETS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following table presents carrying amounts and fair values of the Company's financial instruments not carried at fair value.

                                                                        DECEMBER 31, 2015         DECEMBER 31, 2014
                                                       FAIR VALUE   ------------------------  -------------------------
                                                        HIERARCHY    CARRYING                  CARRYING
                                                          LEVEL       AMOUNT     FAIR VALUE     AMOUNT      FAIR VALUE
                                                      ------------  ----------  ------------  ----------   ------------
ASSETS
   Policy loans                                          Level 3    $    1,446  $      1,446  $    1,430   $      1,430
   Mortgage loans                                        Level 3         2,918         2,995       3,109          3,280
LIABILITIES
   Other policyholder funds and benefits payable [1]     Level 3         6,611         6,802       7,134          7,353
   Consumer notes [2] [3]                                Level 3            38            38          68             68
   Assumed investment contracts [3]                      Level 3           619           682         763            851

----------
[1] EXCLUDES GROUP ACCIDENT AND HEALTH AND UNIVERSAL LIFE INSURANCE CONTRACTS, INCLUDING CORPORATE OWNED LIFE INSURANCE.
[2]   EXCLUDES AMOUNTS CARRIED AT FAIR VALUE AND INCLUDED IN DISCLOSURES ABOVE.
[3]   INCLUDED IN OTHER LIABILITIES IN THE CONSOLIDATED BALANCE SHEETS.

Fair values for policy loans were determined using current loan coupon rates, which reflect the current rates available under the contracts. As a result, the fair value approximates the carrying value of the policy loans. During the second quarter of 2014, the Company changed the valuation technique used to estimate the fair value of policy loans, which previously was estimated by utilizing discounted cash flow calculations, using U.S. Treasury interest rates, based on the loan durations.

Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

Fair values for other policyholder funds and benefits payable and assumed investment contracts, not carried at fair value, were estimated based on the cash surrender values of the underlying policies or by estimating future cash flows discounted at current interest rates adjusted for credit risk.

Fair values for consumer notes were estimated using discounted cash flow calculations using current interest rates adjusted for estimated loan durations.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

NET INVESTMENT INCOME

                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                            ------------------------------------
(BEFORE-TAX)                                                   2015         2014         2013
----------------------------------------------------------  ----------   ----------   ----------
Fixed maturities [1]                                        $    1,095   $    1,113   $    1,253
Equity securities                                                    7           14            8
Mortgage loans                                                     152          156          172
Policy loans                                                        82           80           82
Limited partnerships and other alternative investments              97          141          119
Other investments [2]                                               82          111          125
Investment expenses                                                (59)         (72)         (76)
                                                            ----------   ----------   ----------
TOTAL NET INVESTMENT INCOME                                 $    1,456   $    1,543   $    1,683
                                                            ----------   ----------   ----------

----------
[1]   INCLUDES NET INVESTMENT INCOME ON SHORT-TERM INVESTMENTS.
[2] INCLUDES INCOME FROM DERIVATIVES THAT HEDGE FIXED MATURITIES AND QUALIFY FOR HEDGE ACCOUNTING.

NET REALIZED CAPITAL GAINS (LOSSES)

                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                            ------------------------------------
(BEFORE-TAX)                                                   2015         2014         2013
----------------------------------------------------------  ----------   ----------   ----------
Gross gains on sales [1]                                    $      239   $      264   $    2,196
Gross losses on sales                                             (211)        (235)        (700)
Net OTTI losses recognized in earnings                             (61)         (29)         (45)
Valuation allowances on mortgage loans                              (4)          (4)          (1)
Japanese fixed annuity contract hedges, net [2]                     --          (14)           6
Periodic net coupon settlements on credit derivatives                6           11           (3)
Results of variable annuity hedge program
  GMWB derivatives, net                                            (87)           5          262
  Macro hedge program                                              (46)         (11)        (234)
                                                            ----------   ----------   ----------
  Total U.S. program                                              (133)          (6)          28
International Program [3]                                           --         (126)        (963)
                                                            ----------   ----------   ----------
Total results of variable annuity hedge program                   (133)        (132)        (935)
GMIB/GMAB/GMWB reinsurance                                          --          579        1,107
Modified coinsurance reinsurance contracts                          46          395       (1,405)
Other, net [4]                                                     (28)        (258)         106
                                                            ----------   ----------   ----------
NET REALIZED CAPITAL GAINS (LOSSES), BEFORE-TAX             $     (146)  $      577   $      326
                                                            ----------   ----------   ----------

----------
[1] INCLUDES $1.5 BILLION OF GROSS GAINS RELATING TO THE SALES OF THE RETIREMENT PLANS AND INDIVIDUAL LIFE BUSINESSES IN THE YEAR ENDED DECEMBER 31, 2013.
[2] FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013, INCLUDES THE TRANSACTIONAL FOREIGN CURRENCY RE-VALUATION GAINS (LOSSES) OF $(51) AND $324, RESPECTIVELY, RELATED TO THE JAPAN FIXED ANNUITY PRODUCT, AS WELL AS THE CHANGE IN VALUE RELATED TO THE DERIVATIVE HEDGING INSTRUMENTS AND THE JAPAN GOVERNMENT FVO SECURITIES OF $37, AND $(318), RESPECTIVELY.
[3] INCLUDES $(2) AND $(55) OF TRANSACTIONAL FOREIGN CURRENCY RE-VALUATION LOSSES FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013, RESPECTIVELY.
[4] OTHER, NET GAINS AND LOSSES INCLUDE TRANSACTIONAL FOREIGN CURRENCY REVALUATION GAINS (LOSSES) ON THE YEN DENOMINATED FIXED PAYOUT ANNUITY LIABILITIES AND GAINS (LOSSES) ON NON-QUALIFYING DERIVATIVES USED TO HEDGE THE FOREIGN CURRENCY EXPOSURE OF THE LIABILITIES. GAINS (LOSSES) FROM TRANSACTIONAL FOREIGN CURRENCY REVALUATION OF THE REINSURED LIABILITIES WERE $4, $116, AND $250, RESPECTIVELY, FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013. GAINS (LOSSES) ON THE INSTRUMENTS USED TO HEDGE THE FOREIGN CURRENCY EXPOSURE ON THE REINSURED FIXED PAYOUT ANNUITIES WERE $(21), $(148), AND $(268), RESPECTIVELY, FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013. INCLUDES $71 OF GAINS RELATING TO THE SALES OF THE RETIREMENT PLANS AND INDIVIDUAL LIFE BUSINESSES FOR THE YEAR ENDED DECEMBER 31, 2013 AS WELL AS CHANGES IN VALUE OF NON-QUALIFYING DERIVATIVES. ALSO INCLUDES FOR THE YEAR ENDED DECEMBER 31, 2014 A LOSS OF $(213) RELATED TO THE RECAPTURE OF THE GMIB/GMAB/GMWB REINSURANCE CONTRACTS, WHICH IS OFFSET BY GAINS ON THE TERMINATION OF THE EMBEDDED DERIVATIVE REFLECTED IN THE GMIB/GMAB/GMWB REINSURANCE LINE.

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Before tax, net gains and losses on sales and impairments previously reported as unrealized gains or losses in AOCI were $(27), $1 and $1.4 billion for the years ended December 31, 2015, 2014 and 2013, respectively.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

SALES OF AVAILABLE-FOR-SALE SECURITIES

                                   FOR THE YEARS ENDED DECEMBER 31,
                                 ------------------------------------
                                    2015         2014         2013
                                 ----------   ----------   ----------
Fixed maturities, AFS
  Sale proceeds                  $    9,454   $    9,084   $   19,190
  Gross gains [1]                       195          210        1,867
  Gross losses                         (161)        (183)        (421)
Equity securities, AFS
  Sale proceeds                  $      586   $      107   $       81
  Gross gains                            26            9          254
  Gross losses                          (26)          (6)        (263)

----------
[1] INCLUDES $1.5 BILLION OF GROSS GAINS RELATING TO THE SALES OF THE RETIREMENT PLANS AND INDIVIDUAL LIFE BUSINESSES FOR THE YEAR ENDED DECEMBER 31, 2013.

Sales of AFS securities in 2015 were primarily a result of duration and liquidity management, as well as tactical changes to the portfolio as a result of changing market conditions.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company deems bonds and certain equity securities with debt-like characteristics (collectively "debt securities") to be other-than-temporarily impaired ("impaired") if a security meets the following conditions: a) the Company intends to sell or it is more likely than not that the Company will be required to sell the security before a recovery in value ("intent-to-sell"), or
b) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not that the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit OTTI, which is recorded in net realized capital losses, and the remaining non-credit impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment, which typically includes current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary.

The Company's evaluation of whether a credit impairment exists for debt securities includes but is not limited to, the following factors: (a) changes in the financial condition of the security's underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments,
(c) changes in the financial condition, credit rating and near-term prospects of the issuer, (d) the extent to which the fair value has been less than the amortized cost of the security and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, and loan-to-value ("LTV") ratios. In addition, for structured securities, the Company considers factors including, but not limited to, average cumulative collateral loss rates that vary by vintage year, commercial and residential property value declines that vary by property type and location and commercial real estate delinquency levels. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral such as changes in the projections of the underlying property value estimates.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by investment and accounting professionals. The investment and accounting professionals will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on preferred stock dividends and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

The following table presents the Company's impairments by impairment type.

                                           FOR THE YEARS ENDED DECEMBER 31,
                                         ------------------------------------
                                            2015         2014         2013
                                         ----------   ----------   ----------
Intent-to-sell impairments               $       24   $       11   $       18
Credit impairments                               23           16           18
Impairments on equity securities                 14            1            9
Other impairments                                --            1           --
                                         ----------   ----------   ----------
TOTAL IMPAIRMENTS                        $       61   $       29   $       45
                                         ----------   ----------   ----------

The following table presents a roll-forward of the Company's cumulative credit impairments on fixed maturities held.

                                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                                               ------------------------------------
(BEFORE-TAX)                                                                                      2015         2014         2013
--------------------------------------------------------------------------------------------   ----------   ----------   ----------
Balance, beginning of period                                                                   $     (296)  $     (410)  $     (813)
Additions for credit impairments recognized on [1]:
   Securities not previously impaired                                                                 (11)          (7)         (14)
   Securities previously impaired                                                                     (12)          (9)          (4)
Reductions for credit impairments previously recognized on:
   Securities that matured or were sold during the period                                              58          111          403
   Securities the Company made the decision to sell or more likely than not will be
     required to sell                                                                                   1           --            1
   Securities due to an increase in expected cash flows                                                49           19   $       17
                                                                                               ----------   ----------   ----------
BALANCE AS OF END OF PERIOD                                                                    $     (211)  $     (296)  $     (410)
                                                                                               ----------   ----------   ----------

----------
[1] THESE ADDITIONS ARE INCLUDED IN THE NET OTTI LOSSES RECOGNIZED IN EARNINGS IN THE CONSOLIDATED STATEMENTS OF OPERATIONS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                      DECEMBER 31, 2015                                         DECEMBER 31, 2014
                   --------------------------------------------------------  ------------------------------------------------------
                                                                     NON-                                                    NON-
                     COST OR      GROSS       GROSS                 CREDIT    COST OR     GROSS       GROSS                 CREDIT
                    AMORTIZED   UNREALIZED  UNREALIZED    FAIR       OTTI    AMORTIZED  UNREALIZED  UNREALIZED    FAIR       OTTI
                       COST       GAINS       LOSSES      VALUE      [1]       COST       GAINS       LOSSES      VALUE       [1]
                   -----------  ----------  ----------  ---------  --------  ---------  ----------  ----------  ---------  --------
ABS                $       864  $       16  $      (34) $     846  $     --  $   1,181  $       20  $      (30) $   1,171  $     --
CDOs [2]                 1,354          67         (11)     1,408        --      1,083          84         (20)     1,148        --
CMBS                     1,936          52         (24)     1,964        (3)     1,797          97          (7)     1,887        (3)
Corporate               14,425         975        (225)    15,175        (3)    14,166       1,685        (109)    15,742        (3)
Foreign govt./
  govt. agencies           328          14         (11)       331        --        576          35          (9)       602        --
Municipal                1,057          80          (5)     1,132        --        935         118          (1)     1,052        --
RMBS                     1,468          43          (8)     1,503        --      1,805          64         (12)     1,857        --
U.S. Treasuries          2,127         184         (13)     2,298        --      1,717         261          (1)     1,977        --
                   -----------  ----------  ----------  ---------  --------  ---------  ----------  ----------  ---------  --------
TOTAL FIXED
  MATURITIES, AFS       23,559       1,431        (331)    24,657        (6)    23,260       2,364        (189)    25,436        (6)
Equity securities,
  AFS [3]                  178          11         (11)       178        --        275          10         (19)       266        --
TOTAL AFS
  SECURITIES       $    23,737  $    1,442  $     (342) $  24,835  $     (6) $  23,535  $    2,374  $     (208) $  25,702  $     (6)
                   -----------  ----------  ----------  ---------  --------  ---------  ----------  ----------  ---------  --------

----------
[1] REPRESENTS THE AMOUNT OF CUMULATIVE NON-CREDIT OTTI LOSSES RECOGNIZED IN OCI ON SECURITIES THAT ALSO HAD CREDIT IMPAIRMENTS. THESE LOSSES ARE INCLUDED IN GROSS UNREALIZED LOSSES AS OF DECEMBER 31, 2015 AND 2014.
[2] GROSS UNREALIZED GAINS (LOSSES) EXCLUDE THE FAIR VALUE OF BIFURCATED EMBEDDED DERIVATIVES WITHIN CERTAIN SECURITIES. SUBSEQUENT CHANGES IN VALUE ARE RECORDED IN NET REALIZED CAPITAL GAINS (LOSSES).
[3] EXCLUDES EQUITY SECURITIES, FVO, WITH A COST AND FAIR VALUE OF $293 AND $281, RESPECTIVELY, AS OF DECEMBER 31, 2015, AND $250 AND $248 AS OF DECEMBER 31, 2014.

The following table presents the Company's fixed maturities, AFS, by contractual maturity year.

                                                     DECEMBER 31, 2015                 DECEMBER 31, 2014
                                              -------------------------------   -------------------------------
CONTRACTUAL MATURITY                           AMORTIZED COST     FAIR VALUE     AMORTIZED COST     FAIR VALUE
-------------------------------------------   ----------------   ------------   ----------------   ------------
One year or less                              $            953   $        974   $          1,031   $      1,043
Over one year through five years                         4,973          5,075              4,902          5,168
Over five years through ten years                        3,650          3,714              3,345          3,501
Over ten years                                           8,361          9,173              8,116          9,661
                                              ----------------   ------------   ----------------   ------------
  Subtotal                                              17,937         18,936             17,394         19,373
Mortgage-backed and asset-backed securities              5,622          5,721              5,866          6,063
                                              ----------------   ------------   ----------------   ------------
TOTAL FIXED MATURITIES, AFS                   $         23,559   $     24,657   $         23,260   $     25,436
                                              ----------------   ------------   ----------------   ------------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment speeds (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

The Company had no investment exposure to any credit concentration risk of a single issuer greater than 10% of the Company's stockholders' equity, other than the U.S. government and certain U.S. government securities as of December 31, 2015 or 2014. As of December 31, 2015, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were Morgan Stanley, Verizon Communications Inc., and Bank of America Corp. which each comprised less than 1% of total invested assets. As of December 31, 2014, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the HSBC Holdings PLC, Verizon Communication Inc., and Bank of America Corp., which each comprised less than 1% of total invested assets.

The Company's three largest exposures by sector as of December 31, 2015, were financial services, utilities, and consumer non-cyclical which comprised approximately 11%, 8% and 7%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2014 were financial services, utilities, and consumer non-cyclical which comprised approximately 9%, 8% and 7%, respectively, of total invested assets.

UNREALIZED LOSSES ON AFS SECURITIES

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                                        DECEMBER 31, 2015
                               ----------------------------------------------------------------------------------------------------
                                      LESS THAN 12 MONTHS               12 MONTHS OR MORE                       TOTAL
                               --------------------------------  --------------------------------  --------------------------------
                               AMORTIZED    FAIR     UNREALIZED  AMORTIZED    FAIR     UNREALIZED  AMORTIZED    FAIR     UNREALIZED
                                 COST       VALUE      LOSSES      COST       VALUE      LOSSES      COST       VALUE     LOSSES
                               ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------
ABS                            $     387  $     385  $       (2) $     271  $     239  $      (32) $     658  $     624  $      (34)
CDOs [1]                             608        602          (6)       500        493          (5)     1,108      1,095         (11)
CMBS                                 655        636         (19)        99         94          (5)       754        730         (24)
Corporate                          4,880      4,696        (184)       363        322         (41)     5,243      5,018        (225)
Foreign govt./govt. agencies         144        136          (8)        30         27          (3)       174        163         (11)
Municipal                            179        174          (5)        --         --          --        179        174          (5)
RMBS                                 280        279          (1)       230        223          (7)       510        502          (8)
U.S. Treasuries                      963        950         (13)         8          8          --        971        958         (13)
                               ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------
TOTAL FIXED MATURITIES, AFS        8,096      7,858        (238)     1,501      1,406         (93)     9,597      9,264        (331)
Equity securities, AFS [2]            83         79          (4)        44         37          (7)       127        116         (11)
                               ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------
TOTAL SECURITIES IN AN
  UNREALIZED LOSS POSITION     $   8,179  $   7,937  $     (242) $   1,545  $   1,443  $     (100) $   9,724  $   9,380  $     (342)
                               ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

                                                                        DECEMBER 31, 2014
                               ----------------------------------------------------------------------------------------------------
                                      LESS THAN 12 MONTHS               12 MONTHS OR MORE                       TOTAL
                               --------------------------------  --------------------------------  --------------------------------
                               AMORTIZED    FAIR     UNREALIZED  AMORTIZED    FAIR     UNREALIZED  AMORTIZED    FAIR     UNREALIZED
                                 COST       VALUE      LOSSES      COST       VALUE      LOSSES       COST      VALUE      LOSSES
                               ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------
ABS                            $     368  $     367  $       (1) $     340  $     311  $      (29) $     708  $     678  $      (30)
CDOs [1]                             123        122          (1)       771        753         (19)       894        875         (20)
CMBS                                 109        108          (1)       194        188          (6)       303        296          (7)
Corporate                          1,542      1,491         (51)       661        603         (58)     2,203      2,094        (109)
Foreign govt./govt. agencies         145        140          (5)        68         64          (4)       213        204          (9)
Municipal                             14         14          --         13         12          (1)        27         26          (1)
RMBS                                 148        147          (1)       229        218         (11)       377        365         (12)
U.S. Treasuries                      184        184          --         18         17          (1)       202        201          (1)
                               ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------
TOTAL FIXED MATURITIES, AFS        2,633      2,573         (60)     2,294      2,166        (129)     4,927      4,739        (189)
Equity securities, AFS [2]            81         75          (6)        92         79         (13)       173        154         (19)
                               ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------
TOTAL SECURITIES IN AN
  UNREALIZED LOSS POSITION     $   2,714  $   2,648  $      (66) $   2,386  $   2,245  $     (142) $   5,100  $   4,893  $     (208)
                               ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

----------
[1] UNREALIZED LOSSES EXCLUDE THE CHANGE IN FAIR VALUE OF BIFURCATED EMBEDDED DERIVATIVES WITHIN CERTAIN SECURITIES FOR WHICH CHANGES IN FAIR VALUE ARE RECORDED IN NET REALIZED CAPITAL GAINS (LOSSES).
[2] AS OF DECEMBER 31, 2015 AND 2014, EXCLUDES EQUITY SECURITIES, FVO WHICH ARE INCLUDED IN EQUITY SECURITIES, AFS ON THE CONSOLIDATED BALANCE SHEETS.

As of December 31, 2015, AFS securities in an unrealized loss position consisted of 2,814 securities, primarily in the corporate sector, as well as commercial and residential real estate and student loan ABS, which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2015, 92% of these securities were depressed less than 20% of cost or amortized cost. The increase in unrealized losses during 2015 was primarily attributable to wider credit spreads and an increase in interest rates.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

Most of the securities depressed for twelve months or more primarily relate to student loan ABS and corporate securities concentrated in the financial services and energy sectors, as well as structured securities with exposure to commercial and residential real estate. Student loan ABS and corporate financial services securities were primarily depressed because the securities have floating-rate coupons and have long-dated maturities, and current credit spreads are wider than when these securities were purchased. Corporate securities within the energy sector are primarily depressed due to a decline in oil prices. For certain commercial and residential real estate securities, current market spreads are wider than spreads at the securities' respective purchase dates. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined in the preceding discussion.

MORTGAGE LOANS

MORTGAGE LOAN VALUATION ALLOWANCES

The Company's security monitoring process reviews mortgage loans on a quarterly basis to identify potential credit losses. Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios ("DSCR"). In addition, the Company considers historic, current and projected delinquency rates and property values. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's effective interest rate, (b) the loan's observable market price or, most frequently, (c) the fair value of the collateral. A valuation allowance has been established for either individual loans or as a projected loss contingency for loans with an LTV ratio of 90% or greater and after consideration of other credit quality factors, including DSCR. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the loans continue to perform under the original or restructured terms. Interest income ceases to accrue for loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement. Loans may resume accrual status when it is determined that sufficient collateral exists to satisfy the full amount of the loan and interest payments, as well as when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

                                                        DECEMBER 31, 2015                       DECEMBER 31, 2014
                                              --------------------------------------  --------------------------------------
                                               AMORTIZED    VALUATION     CARRYING     AMORTIZED    VALUATION     CARRYING
                                                COST [1]    ALLOWANCE      VALUE        COST [1]    ALLOWANCE      VALUE
                                              -----------  -----------  ------------  -----------  -----------  ------------
TOTAL COMMERCIAL MORTGAGE LOANS               $     2,937  $       (19) $      2,918  $     3,124  $       (15) $      3,109
                                              -----------  -----------  ------------  -----------  -----------  ------------

----------
[1] AMORTIZED COST REPRESENTS CARRYING VALUE PRIOR TO VALUATION ALLOWANCES, IF ANY.

As of December 31, 2015 and 2014, the carrying value of mortgage loans associated with the valuation allowance was $39 and $49, respectively. There were no mortgage loans held-for-sale as of December 31, 2015, or December 31, 2014. As of December 31, 2015, loans within the Company's mortgage loan portfolio that have had extensions or restructurings other than what is allowable under the original terms of the contract are immaterial.

The following table presents the activity within the Company's valuation allowance for mortgage loans. These loans have been evaluated both individually and collectively for impairment. Loans evaluated collectively for impairment are immaterial.

                                   FOR THE YEARS ENDED DECEMBER 31,
                                  ----------------------------------
                                     2015        2014        2013
                                  ----------  ----------  ----------
BALANCE AS OF JANUARY 1           $      (15) $      (12) $      (14)
(Additions)/Reversals                     (4)         (4)         (2)
Deductions                                --           1           4
                                  ----------  ----------  ----------
BALANCE AS OF DECEMBER 31         $      (19) $      (15) $      (12)
                                  ----------  ----------  ----------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

The weighted-average LTV ratio of the Company's commercial mortgage loan portfolio was 54% as of December 31, 2015, while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan values are updated no less than annually through property level reviews of the portfolio. Factors considered in the property valuation include, but are not limited to, actual and expected property cash flows, geographic market data and capitalization rates. DSCR compares a property's net operating income to the borrower's principal and interest payments. The weighted average DSCR of the Company's commercial mortgage loan portfolio was 2.45x as of December 31, 2015. As of December 31, 2015, the Company held one delinquent commercial mortgage loan past due by 90 days or more. The loan had a total carrying value and valuation allowance of $15 and $16, respectively, and was not accruing income. As of December 31, 2014, the Company held no delinquent commercial mortgage loans past due by 90 days or more.

The following table presents the carrying value of the Company's commercial mortgage loans by LTV and DSCR.

                                         COMMERCIAL MORTGAGE LOANS CREDIT QUALITY
-------------------------------------------------------------------------------------------------------------------------
                                                       DECEMBER 31, 2015                      DECEMBER 31, 2014
                                             -------------------------------------  -------------------------------------
                                                                AVG. DEBT-SERVICE                      AVG. DEBT-SERVICE
LOAN-TO-VALUE                                 CARRYING VALUE      COVERAGE RATIO     CARRYING VALUE      COVERAGE RATIO
-------------------------------------------  ----------------  -------------------  ----------------  -------------------
Greater than 80%                             $             15                0.91x  $             21                1.14x
65% - 80%                                                 280                1.78x               452                1.71x
Less than 65%                                           2,623                2.54x             2,636                2.49x
                                             ----------------  -------------------  ----------------  -------------------
TOTAL COMMERCIAL MORTGAGE LOANS              $          2,918                2.45X  $          3,109                2.36X
                                             ----------------  -------------------  ----------------  -------------------

The following tables present the carrying value of the Company's mortgage loans by region and property type.

                                                MORTGAGE LOANS BY REGION
------------------------------------------------------------------------------------------------------------------------
                                                      DECEMBER 31, 2015                       DECEMBER 31, 2014
                                             ------------------------------------   ------------------------------------
                                              CARRYING VALUE    PERCENT OF TOTAL     CARRYING VALUE    PERCENT OF TOTAL
                                             ----------------  ------------------   ----------------  ------------------
East North Central                           $             66                 2.3%  $             64                 2.1%
East South Central                                         14                 0.5%                --                  --%
Middle Atlantic                                           210                 7.2%               272                 8.7%
Mountain                                                    4                 0.1%                35                 1.1%
New England                                               163                 5.6%               146                 4.7%
Pacific                                                   933                32.0%               905                29.1%
South Atlantic                                            579                19.8%               532                17.1%
West North Central                                          1                  --%                15                 0.5%
West South Central                                        125                 4.3%               125                 4.0%
Other [1]                                                 823                28.2%             1,015                32.7%
                                             ----------------  ------------------   ----------------  ------------------
TOTAL MORTGAGE LOANS                         $          2,918                 100%  $          3,109                 100%
                                             ----------------  ------------------   ----------------  ------------------

----------
[1] PRIMARILY REPRESENTS LOANS COLLATERALIZED BY MULTIPLE PROPERTIES IN VARIOUS REGIONS.

                                                MORTGAGE LOANS BY PROPERTY TYPE
------------------------------------------------------------------------------------------------------------------------
                                                       DECEMBER 31, 2015                      DECEMBER 31, 2014
                                             ------------------------------------   ------------------------------------
                                              CARRYING VALUE    PERCENT OF TOTAL     CARRYING VALUE    PERCENT OF TOTAL
                                             ----------------  ------------------   ----------------  ------------------
Commercial
  Agricultural                               $             16                 0.5%  $             22                 0.7%
  Industrial                                              829                28.4%               989                31.8%
  Lodging                                                  26                 0.9%                26                 0.8%
  Multifamily                                             557                19.1%               522                16.8%
  Office                                                  729                25.0%               723                23.3%
  Retail                                                  650                22.3%               713                22.9%
  Other                                                   111                 3.8%               114                 3.7%
                                             ----------------  ------------------   ----------------  ------------------
TOTAL MORTGAGE LOANS                         $          2,918                 100%  $          3,109                 100%
                                             ----------------  ------------------   ----------------  ------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

VARIABLE INTEREST ENTITIES

The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral or investment manager and as an investor through normal investment activities, as well as a means of accessing capital through a contingent capital facility ("the facility"). For further information on the facility, see Note 7 - Debt of Notes to Consolidated Financial Statements.

A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities. The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company's assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company's Consolidated Financial Statements.

CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company's financial or other support provided to these VIEs is limited to its collateral or investment management services and original investment.

                                               DECEMBER 31, 2015                                 DECEMBER 31, 2014
                                ------------------------------------------------  ------------------------------------------------
                                                                      MAXIMUM                                           MAXIMUM
                                                      TOTAL         EXPOSURE TO                         TOTAL         EXPOSURE TO
                                 TOTAL ASSETS    LIABILITIES [1]      LOSS [2]     TOTAL ASSETS    LIABILITIES [1]      LOSS [2]
                                --------------  -----------------  -------------  --------------  -----------------  -------------
Investment funds [3]            $           52  $              11  $          42  $          154  $              20  $         138
Limited partnerships and other
  alternative investments                    2                  1              1               3                  2              1
                                --------------  -----------------  -------------  --------------  -----------------  -------------
TOTAL                           $           54  $              12  $          43  $          157  $              22  $         139
                                --------------  -----------------  -------------  --------------  -----------------  -------------

----------
[1]   INCLUDED IN OTHER LIABILITIES IN THE COMPANY'S CONSOLIDATED BALANCE
      SHEETS.
[2] THE MAXIMUM EXPOSURE TO LOSS REPRESENTS THE MAXIMUM LOSS AMOUNT THAT THE COMPANY COULD RECOGNIZE AS A REDUCTION IN NET INVESTMENT INCOME OR AS A REALIZED CAPITAL LOSS AND IS THE COST BASIS OF THE COMPANY'S INVESTMENT.
[3] TOTAL ASSETS INCLUDED IN FIXED MATURITIES, FVO, SHORT-TERM INVESTMENTS, AND EQUITY, AFS IN THE COMPANY'S CONSOLIDATED BALANCE SHEETS.

Investment funds represent fixed income funds for which the Company has management and control of investments which is the activity that most significantly impacts its economic performance. The decline in investments funds is due to redemptions paid by one of the funds. Limited partnerships represent one hedge fund of funds for which the Company holds a majority interest in the fund as an investment.

NON-CONSOLIDATED VIES

The Company, through normal investment activities, makes passive investments in structured securities issued by VIEs for which the Company is not the manager which are included in ABS, CDOs, CMBS and RMBS in the AFS security table and fixed maturities, FVO, in the Company's Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company's obligation to absorb losses or right to receive benefits and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these investments is limited to the amount of the Company's investment.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

SECURITIES LENDING, REPURCHASE AGREEMENTS AND OTHER COLLATERAL TRANSACTIONS

The Company participates in securities lending programs to generate additional income. Through these programs, certain fixed maturities within the corporate, foreign government/government agencies, and equity securities are loaned from the Company's portfolio to qualifying third-party borrowers in return for collateral in the form of cash or securities. Borrowers of these securities provide collateral of 102% and 105% of the fair value of the securities lent at the time of the loan for domestic and non-domestic securities, respectively. The borrower will return the securities to the Company for cash or securities collateral at maturity dates generally of 90 days or less. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, except in the event of default, and is not reflected on the Company's consolidated balance sheets. The fair value of the loaned securities is monitored and additional collateral is obtained if the fair value of the collateral falls below 100% of the fair value of the loaned securities. The agreements provide the counterparty the right to sell or re-pledge the securities transferred. If cash, rather than securities, is received as collateral, the cash is typically invested in short-term investments or fixed maturities and is reported as an asset on the consolidated balance sheets. Income associated with securities lending transactions is reported as a component of net investment income on the Company's consolidated statements of operations. As of December 31, 2015, the fair value of securities on loan and the associated liability for cash collateral received was $15 and $15, respectively. The Company had no securities on loan as of December 31, 2014.

From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase agreement where a mortgage backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions generally have a contractual maturity of ninety days or less.

As part of repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements contain contractual provisions that require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities. Repurchase agreements include master netting provisions that provide the counterparties the right to offset claims and apply securities held by them with respect to their obligations in the event of a default. Although the Company has the contractual right to offset claims, fixed maturities do not meet the specific conditions for net presentation under U.S. GAAP. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in fixed maturities, AFS with the obligation to repurchase those securities recorded in other liabilities on the Company's Consolidated Balance Sheets.

As of December 31, 2015, the Company reported in fixed maturities, AFS and cash on the Consolidated Balance Sheets financial collateral pledged relating to repurchase agreements of $249. The Company reported a corresponding obligation to repurchase the pledged securities of $249 in other liabilities on the Consolidated Balance Sheets. The Company had no outstanding dollar roll transactions as of December 31, 2015. The Company had no outstanding repurchase agreements or dollar roll transactions as of December 31, 2014.

The Company is required by law to deposit securities with government agencies in certain states in which it conducts business. As of December 31, 2015 and 2014 the fair value of securities on deposit was approximately $14 and $14, respectively.

Refer to Derivative Collateral Arrangements section of this note for disclosure of collateral in support of derivative transactions.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

EQUITY METHOD INVESTMENTS

The majority of the Company's investments in limited partnerships and other alternative investments, including hedge funds, mortgage and real estate funds, and private equity and other funds (collectively, "limited partnerships"), are accounted for under the equity method of accounting. The Company's maximum exposure to loss as of December 31, 2015 is limited to the total carrying value of $1.2 billion. In addition, the Company has outstanding commitments totaling approximately $299, to fund limited partnership and other alternative investments as of December 31, 2015. The Company's investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2015, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company's pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company's limited partnership investments. This aggregated summarized financial data does not represent the Company's proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $82.2 billion and $72.0 billion as of December 31, 2015 and 2014, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $14.0 billion and $9.0 billion as of December 31, 2015 and 2014, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $0.8 billion, $3.5 billion and $1.8 billion for the periods ended December 31, 2015, 2014 and 2013, respectively. Aggregate net income (loss) of the limited partnerships in which the Company invested totaled $5.2 billion, $8.7 billion, and $7.1 billion for the periods ended December 31, 2015, 2014 and 2013, respectively. As of, and for the period ended, December 31, 2015, the aggregated summarized financial data reflects the latest available financial information.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of OTC, OTC-cleared and exchange traded derivative instruments as a part of its overall risk management strategy as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, commodity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company's investment policies. The Company also may enter into and has previously issued financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.

STRATEGIES THAT QUALIFY FOR HEDGE ACCOUNTING

Certain derivatives the Company enters into satisfy the hedge accounting requirements as outlined in Note 1 of these financial statements. Typically, these hedge relationships include interest rate swaps and, to a lesser extent. foreign currency swaps where the terms or expected cash flows of the hedged item closely match the terms of the swap. The interest rate swaps are typically used to manage interest rate duration of certain fixed maturity securities or liability contracts. The hedge strategies by hedge accounting designation include:

CASH FLOW HEDGES

Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives primarily convert interest receipts on floating-rate fixed maturity securities to fixed rates.

Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.

FAIR VALUE HEDGES

Interest rate swaps are used to hedge the changes in fair value of fixed maturity securities due to fluctuations in interest rates. These swaps are typically used to manage interest rate duration.

NON-QUALIFYING STRATEGIES

Derivative relationships that do not qualify for hedge accounting
("non-qualifying strategies") primarily include the hedge program for the Company's variable annuity products as well as the hedging and replication strategies that utilize credit default swaps. In addition, hedges of interest rate, foreign currency and equity risk of certain fixed maturities, equities and liabilities do not qualify for hedge accounting.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

The non-qualifying strategies include:

INTEREST RATE SWAPS, SWAPTIONS, AND FUTURES

The Company may use interest rate swaps, swaptions, and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2015 and 2014 the notional amount of interest rate swaps in offsetting relationships was $4.6 billion and $4.5 billion, respectively.

FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars. During 2015, the Company entered into foreign currency forwards to hedge non-U.S. dollar denominated cash and equity securities.

FIXED PAYOUT ANNUITY HEDGE

The Company reinsures certain yen denominated fixed payout annuities. The Company invests in U.S. dollar denominated assets to support the reinsurance liability. The Company entered into pay U.S. dollar, receive yen swap contracts to hedge the currency and yen interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments.

CREDIT CONTRACTS

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value of fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity or referenced index as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk related to certain structured fixed maturity securities that have embedded credit derivatives, which reference a standard index of corporate securities. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS AND OPTIONS

The Company enters into total return swaps to hedge equity risk of specific common stock investments which are accounted for using the fair value option in order to align the accounting treatment within net realized capital gains (losses). The Company may also use equity index options to hedge the impact of an adverse equity market environment on the investment portfolio. In addition, the Company formerly offered certain equity indexed products, a portion of which contain embedded derivatives that require bifurcation. The Company uses equity index swaps to economically hedge the equity volatility risk associated with the equity indexed products.

COMMODITY CONTRACTS

During 2015, the Company purchased for $11 put option contracts on West Texas Intermediate oil futures with a strike of $35 dollars per barrel in order to partially offset potential losses related to certain fixed maturity securities that could arise if oil prices decline substantially. The Company has since reduced its exposure to the targeted fixed maturity securities and therefore, these options were terminated in December 2015.

GMWB DERIVATIVES, NET

The Company formerly offered certain variable annuity products with GMWB riders. The GMWB product is a bifurcated embedded derivative ("GMWB product derivatives") that has a notional value equal to the GRB. The Company uses reinsurance contracts to transfer a portion of its risk of loss due to GMWB. The reinsurance contracts covering GMWB ("GMWB reinsurance contracts") are accounted for as free-standing derivatives with a notional amount equal to the GRB amount.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

The Company utilizes derivatives ("GMWB hedging instruments") as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rate swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index. The following table presents notional and fair value for GMWB hedging instruments.

                                                          NOTIONAL AMOUNT                             FAIR VALUE
                                              --------------------------------------    --------------------------------------
                                              DECEMBER 31, 2015    DECEMBER 31, 2014    DECEMBER 31, 2015    DECEMBER 31, 2014
                                              -----------------    -----------------    -----------------    -----------------
Customized swaps                              $           5,877    $           7,041    $             131    $             124
Equity swaps, options, and futures                        1,362                3,761                    2                   39
Interest rate swaps and futures                           3,740                3,640                   25                   11
                                              -----------------    -----------------    -----------------    -----------------
TOTAL                                         $          10,979    $          14,442    $             158    $             174
                                              -----------------    -----------------    -----------------    -----------------

MACRO HEDGE PROGRAM

The Company utilizes equity options, swaps, futures, and foreign currency options to partially hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from the guaranteed minimum death benefit ("GMDB") and GMWB obligations. The following table presents notional and fair value for the macro hedge program.

                                                          NOTIONAL AMOUNT                             FAIR VALUE
                                              --------------------------------------    --------------------------------------
                                              DECEMBER 31, 2015    DECEMBER 31, 2014    DECEMBER 31, 2015    DECEMBER 31, 2014
                                              -----------------    -----------------    -----------------    -----------------
Equity options and swaps                      $           4,548    $           5,983    $             147    $             141
Foreign currency options                                     --                  400                   --                   --
                                              -----------------    -----------------    -----------------    -----------------
TOTAL                                         $           4,548    $           6,383    $             147    $             141
                                              -----------------    -----------------    -----------------    -----------------

MODIFIED COINSURANCE REINSURANCE CONTRACTS

As of December 31, 2015 and 2014, the Company had approximately $895 and $1.0 billion, respectively, of invested assets supporting other policyholder funds and benefits payable reinsured under a modified coinsurance arrangement in connection with the sale of the Individual Life business, which was structured as a reinsurance transaction. The assets are primarily held in a trust established by the Company. The Company pays or receives cash quarterly to settle the results of the reinsured business, including the investment results. As a result of this modified coinsurance arrangement, the Company has an embedded derivative that transfers to the reinsurer certain unrealized changes in fair value due to interest rate and credit risks of these assets. The notional amount of the embedded derivative reinsurance contracts are the invested assets that are carried at fair value supporting the reinsured reserves.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

DERIVATIVE BALANCE SHEET CLASSIFICATION

The following table summarizes the balance sheet classification of the Company's derivative related net fair value amounts as well as the gross asset and liability fair value amounts. For reporting purposes, the Company has elected to offset within total assets or total liabilities based upon the net of the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset. The Company has also elected to offset within total assets or total liabilities based upon the net of the fair value amounts, income accruals and related cash collateral receivables and payables of OTC-cleared derivative instruments based on clearing house agreements. The following fair value amounts do not include income accruals or related cash collateral receivables and payables, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts where the associated gains and losses accrue directly to policyholders are not included in the table below. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the following table. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk. The following tables exclude investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

                                                    NET DERIVATIVES                     ASSET DERIVATIVES     LIABILITY DERIVATIVES
                                      ---------------------------------------------   ---------------------   ---------------------
                                         NOTIONAL AMOUNT           FAIR VALUE              FAIR VALUE              FAIR VALUE
                                      ---------------------   ---------------------   ---------------------   ---------------------
                                       DEC 31,     DEC 31,     DEC 31,     DEC 31,     DEC 31,     DEC 31,     DEC 31,     DEC 31,
HEDGE DESIGNATION/ DERIVATIVE TYPE      2015        2014        2015        2014        2015        2014        2015        2014
-----------------------------------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
CASH FLOW HEDGES
   Interest rate swaps                $   1,766   $   2,242   $      38   $      37   $      38   $      37   $      --   $      --
   Foreign currency swaps                   143         143         (19)        (19)          7           3         (26)        (22)
                                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
TOTAL CASH FLOW HEDGES                    1,909       2,385          19          18          45          40         (26)        (22)
                                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
FAIR VALUE HEDGES
   Interest rate swaps                       23          32          --          --          --          --          --          --
                                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
TOTAL FAIR VALUE HEDGES                      23          32          --          --          --          --          --          --
                                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
NON-QUALIFYING STRATEGIES
   INTEREST RATE CONTRACTS
     Interest rate swaps and
        futures                           4,710       4,857        (415)       (323)        285         385        (700)       (708)
   FOREIGN EXCHANGE CONTRACTS
     Foreign currency swaps and
        forwards                            386          60           4          --           4          --          --          --
     Fixed payout annuity hedge           1,063       1,319        (357)       (427)         --          --        (357)       (427)
   CREDIT CONTRACTS
     Credit derivatives that
        purchase credit protection          249         276          10          (1)         12           4          (2)         (5)
     Credit derivatives that
        assume credit risk [1]            1,435         946         (10)          7           5          11         (15)         (4)
     Credit derivatives in
        offsetting positions              1,435       2,175          (1)         (1)         17          21         (18)        (22)
   EQUITY CONTRACTS
     Equity index swaps and
        options                             404         422          15           1          41          30         (26)        (29)
   VARIABLE ANNUITY HEDGE PROGRAM
     GMWB product derivatives [2]        15,099      17,908        (262)       (139)         --          --        (262)       (139)
     GMWB reinsurance contracts           3,106       3,659          83          56          83          56          --          --
     GMWB hedging instruments            10,979      14,442         158         174         264         289        (106)       (115)
     Macro hedge program                  4,548       6,383         147         141         179         180         (32)        (39)
   OTHER
     Modified coinsurance
        reinsurance contracts               895         974          79          34          79          34          --          --
                                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
TOTAL NON-QUALIFYING STRATEGIES          44,309      53,421        (549)       (478)        969       1,010      (1,518)     (1,488)
                                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
TOTAL CASH FLOW HEDGES, FAIR VALUE
   HEDGES, AND NON-
QUALIFYING STRATEGIES                 $  46,241   $  55,838   $    (530)  $    (460)  $   1,014   $   1,050   $  (1,544)  $  (1,510)
                                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
BALANCE SHEET LOCATION
     Fixed maturities,
        available-for-sale            $     184   $     186   $      (1)  $       1   $      --   $       1   $      (1)  $      --
     Other investments                   11,837      13,588         250         339         360         478        (110)       (139)
     Other liabilities                   15,071      19,473        (653)       (725)        492         481      (1,145)     (1,206)
     Reinsurance recoverables             4,000       4,633         162          90         162          90          --          --
     Other policyholder funds and
        benefits payable                 15,149      17,958        (288)       (165)         --          --        (288)       (165)
                                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
TOTAL DERIVATIVES                     $  46,241   $  55,838   $    (530)  $    (460)  $   1,014   $   1,050   $  (1,544)  $  (1,510)
                                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------

----------
[1] THE DERIVATIVE INSTRUMENTS RELATED TO THIS STRATEGY ARE HELD FOR OTHER INVESTMENT PURPOSES.
[2] THESE DERIVATIVES ARE EMBEDDED WITHIN LIABILITIES AND ARE NOT HELD FOR RISK MANAGEMENT PURPOSES.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

CHANGE IN NOTIONAL AMOUNT

The net decrease in notional amount of derivatives since December 31, 2014 was primarily due to the following:

   - The decline in notional amount related to the GMWB hedging instruments and the macro hedge program was primarily driven by portfolio re-positioning, a decline in equity markets, and the expiration of certain options. The decline in the GMWB product related notional amount was primarily driven by policyholder lapses and partial withdrawals.

   - The decline in notional amount associated with interest rate derivatives was primarily driven by maturities of the derivatives.

   - These declines were partially offset by an increase in notional amount related to credit derivatives that assume credit risk as a means to earn credit spread while re-balancing within certain fixed maturity sectors.

   - Additional increases in notional related to foreign currency swaps and forwards were primarily driven by the purchase of foreign currency forwards to hedge Japanese yen-denominated cash and equity securities.

CHANGE IN FAIR VALUE

The net decrease in the total fair value of derivative instruments since December 31, 2014 was primarily related to the following:

   - The decrease in fair value related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by liability model assumption updates, and underperformance of the underlying actively managed funds compared to their respective indices.

   - The decrease in fair value of non-qualifying interest rate derivatives was primarily due to an increase in interest rates.

   - The increase in fair value of fixed payout annuity hedges was primarily driven by the maturity of a currency swap, partially offset by an increase in interest rates.

   - The increase in the fair value associated with modified coinsurance reinsurance contracts, which are accounted for as embedded derivatives and transfer to the reinsurer the investment experience related to the assets supporting the reinsured policies, was primarily driven by widening credit spreads and an increase in interest rates.

OFFSETTING OF DERIVATIVE ASSETS/LIABILITIES

The following tables present the gross fair value amounts, the amounts offset, and net position of derivative instruments eligible for offset in the Company's Consolidated Balance Sheets. Amounts offset include fair value amounts, income accruals and related cash collateral receivables and payables associated with derivative instruments that are traded under a common master netting agreement, as described in the preceding discussion. Also included in the tables are financial collateral receivables and payables, which are contractually permitted to be offset upon an event of default, although are disallowed for offsetting under U.S. GAAP.

                            AS OF DECEMBER 31, 2015

                         (I)            (II)            (III) = (I) - (II)                       (IV)                (V)=(III)-(IV)
                    -------------  -------------  -------------------------------  --------------------------------  --------------
                                                                                   COLLATERAL DISALLOWED FOR OFFSET
                                                    NET AMOUNTS PRESENTED IN THE    IN THE STATEMENT OF FINANCIAL
                                                  STATEMENT OF FINANCIAL POSITION              POSITION
                                                  -------------------------------  --------------------------------
                                   GROSS AMOUNTS                       ACCRUED
                                   OFFSET IN THE                    INTEREST AND
                    GROSS AMOUNTS   STATEMENT OF                        CASH
                    OF RECOGNIZED    FINANCIAL       DERIVATIVE      COLLATERAL      FINANCIAL COLLATERAL RECEIVED
                        ASSETS        POSITION       ASSETS [1]     RECEIVED [2]                  [4]                  NET AMOUNT
                    -------------  -------------  ---------------  --------------  --------------------------------  --------------
DESCRIPTION
 Other investments  $         852  $         692  $           250  $          (90) $                             99  $           61
                    -------------  -------------  ---------------  --------------  --------------------------------  --------------

                                   GROSS AMOUNTS                      ACCRUED
                                   OFFSET IN THE                    INTEREST AND
                    GROSS AMOUNTS   STATEMENT OF                        CASH
                    OF RECOGNIZED    FINANCIAL      DERIVATIVE       COLLATERAL
                     LIABILITIES      POSITION    LIABILITIES [3]    PLEDGED [3]   FINANCIAL COLLATERAL PLEDGED [4]    NET AMOUNT
                    -------------  -------------  ---------------  --------------  --------------------------------  --------------
DESCRIPTION
 Other liabilities  $      (1,255) $        (499) $          (653) $         (103) $                           (753) $           (3)
                    -------------  -------------  ---------------  --------------  --------------------------------  --------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

                            AS OF DECEMBER 31, 2014

                         (I)            (II)            (III) = (I) - (II)                       (IV)                (V)=(III)-(IV)
                    -------------  -------------  -------------------------------  --------------------------------  --------------
                                                                                   COLLATERAL DISALLOWED FOR OFFSET
                                                    NET AMOUNTS PRESENTED IN THE    IN THE STATEMENT OF FINANCIAL
                                                  STATEMENT OF FINANCIAL POSITION          POSITION
                                                  -------------------------------  --------------------------------
                                   GROSS AMOUNTS                      ACCRUED
                                   OFFSET IN THE                    INTEREST AND
                    GROSS AMOUNTS   STATEMENT OF                        CASH
                    OF RECOGNIZED    FINANCIAL       DERIVATIVE      COLLATERAL     FINANCIAL COLLATERAL RECEIVED
                        ASSETS       POSITION        ASSETS [1]     RECEIVED [2]              [4]                      NET AMOUNT
                    -------------  -------------  ---------------  --------------  --------------------------------  --------------
DESCRIPTION
 Other investments  $         959  $         801  $           339  $         (181) $                             83  $           75
                    -------------  -------------  ---------------  --------------  --------------------------------  --------------

                                   GROSS AMOUNTS                       ACCRUED
                                   OFFSET IN THE                    INTEREST AND
                    GROSS AMOUNTS   STATEMENT OF                       CASH
                    OF RECOGNIZED    FINANCIAL       DERIVATIVE      COLLATERAL
                     LIABILITIES     POSITION     LIABILITIES [3]    PLEDGED [3]   FINANCIAL COLLATERAL PLEDGED [4]    NET AMOUNT
                    -------------  -------------  ---------------  --------------  --------------------------------  --------------
DESCRIPTION
 Other liabilities  $      (1,345) $        (574) $          (722) $          (49) $                           (900) $          129
                    -------------  -------------  ---------------  --------------  --------------------------------  --------------

----------
[1]   INCLUDED IN OTHER INVESTMENTS IN THE COMPANY'S CONSOLIDATED BALANCE
      SHEETS.
[2] INCLUDED IN OTHER ASSETS IN THE COMPANY'S CONSOLIDATED BALANCE SHEETS AND IS LIMITED TO THE NET DERIVATIVE RECEIVABLE ASSOCIATED WITH EACH COUNTERPARTY.
[3] INCLUDED IN OTHER LIABILITIES IN THE COMPANY'S CONSOLIDATED BALANCE SHEETS AND IS LIMITED TO THE NET DERIVATIVE PAYABLE ASSOCIATED WITH EACH COUNTERPARTY.
[4]   EXCLUDES COLLATERAL ASSOCIATED WITH EXCHANGE-TRADED DERIVATIVES
      INSTRUMENTS.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current period earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                                         DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
--------------------------------------------------------------------------------------------------------------------------------
                                     GAIN (LOSS) RECOGNIZED IN OCI             NET REALIZED CAPITAL GAINS (LOSSES) RECOGNIZED IN
                                   ON DERIVATIVE (EFFECTIVE PORTION)              INCOME ON DERIVATIVE (INEFFECTIVE PORTION)
                            ------------------------------------------------   -------------------------------------------------
                                 2015             2014             2013             2015             2014             2013
                            --------------   --------------   --------------   --------------   ---------------   --------------

Interest rate swaps         $            3   $           34   $         (158)  $           --   $             2   $           (2)
Foreign currency swaps                  --              (10)              12               --                --               --
                            --------------   --------------   --------------   --------------   ---------------   --------------
TOTAL                       $            3   $           24   $         (146)  $           --   $             2   $           (2)
                            --------------   --------------   --------------   --------------   ---------------   --------------

                                         DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
--------------------------------------------------------------------------------------------------------------------------------
                                                              GAIN (LOSS) RECLASSIFIED FROM AOCI INTO INCOME (EFFECTIVE PORTION)
                                                              ------------------------------------------------------------------
                                                                      2015                   2014                   2013
                                                              --------------------   --------------------   --------------------
Interest rate swaps      Net realized capital gains (losses)  $                 (1)  $                 (1)  $                 70
Interest rate swaps      Net investment income (loss)                           33                     50                     57
Foreign currency swaps   Net realized capital gains (losses)                    (9)                   (13)                     4
                                                              --------------------   --------------------   --------------------
TOTAL                                                         $                 23   $                 36   $                131
                                                              --------------------   --------------------   --------------------

As of December 31, 2015, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $21. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to net investment income over the term of the investment cash flows.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

During the years ended December 31, 2015, 2014, and 2013, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as fair value hedges, the gain or loss on the derivatives as well as the offsetting loss or gain on the hedged items attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

                                          DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    GAIN (LOSS) RECOGNIZED IN INCOME [1]
                                         ------------------------------------------------------------------------------------------
                                                     2015                           2014                           2013
                                         ----------------------------   ----------------------------   ----------------------------
                                          DERIVATIVE     HEDGED ITEM     DERIVATIVE     HEDGED ITEM     DERIVATIVE     HEDGED ITEM
                                         ------------   -------------   ------------   -------------   ------------   -------------
Interest rate swaps
  Net realized capital gains (losses)    $         --   $          --   $         (2)  $           4   $         27   $         (24)
Foreign currency swaps
  Net realized capital gains (losses)              --              --             --              --              1              (1)
    Benefits, losses and loss
    adjustment expenses                            --              --             --              --             (2)              2
                                         ------------   -------------   ------------   -------------   ------------   -------------
TOTAL                                    $         --   $          --   $         (2)  $           4   $         26   $         (23)
                                         ------------   -------------   ------------   -------------   ------------   -------------

----------
[1] THE AMOUNTS PRESENTED DO NOT INCLUDE THE PERIODIC NET COUPON SETTLEMENTS OF THE DERIVATIVE OR THE COUPON INCOME (EXPENSE) RELATED TO THE HEDGED ITEM. THE NET OF THE AMOUNTS PRESENTED REPRESENTS THE INEFFECTIVE PORTION OF THE HEDGE.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses). The following table presents the gain or loss recognized in income on non-qualifying strategies:

                                        NON-QUALIFYING STRATEGIES
                   GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)
--------------------------------------------------------------------------------------------------------
                                                                          DECEMBER 31,
                                                        ------------------------------------------------
                                                             2015             2014             2013
                                                        --------------   --------------   --------------
INTEREST RATE CONTRACTS
   Interest rate swaps, caps, floors, and forwards      $           (7)  $           (6)  $           (5)
FOREIGN EXCHANGE CONTRACTS
   Foreign currency swaps and forwards                               5                4                4
   Fixed payout annuity hedge [1]                                  (21)            (148)            (268)
   Japanese fixed annuity hedging instruments [2]                   --               22             (207)
CREDIT CONTRACTS
   Credit derivatives that purchase credit protection                3               (6)             (20)
   Credit derivatives that assume credit risk                       (4)              10               46
EQUITY CONTRACTS
   Equity index swaps and options                                   19                7              (22)
COMMODITY CONTRACTS
   Commodity options                                                (5)              --               --
VARIABLE ANNUITY HEDGE PROGRAM
   GMWB product derivatives                                        (59)              (2)           1,306
   GMWB reinsurance contracts                                       17                4             (192)
   GMWB hedging instruments                                        (45)               3             (852)
   Macro hedge program                                             (46)             (11)            (234)
   International program hedging instruments                        --             (126)            (963)
OTHER
   GMAB, GMWB, and GMIB reinsurance contracts                       --              579            1,107
   Modified coinsurance reinsurance contracts                       46              395           (1,405)
   Derivatives formerly associated with Japan [3]                   --               (2)              --
                                                        --------------   --------------   --------------
TOTAL [4]                                               $          (97)  $          723   $       (1,705)
                                                        --------------   --------------   --------------

----------
[1] THE ASSOCIATED LIABILITY IS ADJUSTED FOR CHANGES IN SPOT RATES THROUGH REALIZED CAPITAL GAINS AND WAS $4, $116 AND $250 FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013, RESPECTIVELY, WHICH IS NOT PRESENTED IN THIS TABLE.
[2] THE ASSOCIATED LIABILITY IS ADJUSTED FOR CHANGES IN SPOT RATES THROUGH REALIZED CAPITAL GAINS AND LOSSES AND WAS $(51) AND $324 FOR THE YEARS ENDED DECEMBER 31, 2014, AND 2013, RESPECTIVELY.
[3] THESE AMOUNTS RELATE TO THE TERMINATION OF THE HEDGING PROGRAM ASSOCIATED WITH THE JAPAN VARIABLE ANNUITY PRODUCT DUE TO THE SALE OF HLIKK.
[4] EXCLUDES INVESTMENTS THAT CONTAIN AN EMBEDDED CREDIT DERIVATIVE FOR WHICH THE COMPANY HAS ELECTED THE FAIR VALUE OPTION. FOR FURTHER DISCUSSION, SEE THE FAIR VALUE OPTION SECTION IN NOTE 2 - FAIR VALUE MEASUREMENTS.

For the year ended December 31, 2015 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

    - The net loss related to the yen denominated fixed payout annuity hedge was primarily driven by a decline in long term interest rates and a depreciation of the Japanese yen in relation to the U.S. dollar.

    - The net gain related to equity derivatives was primarily driven by a total return swap used to hedge equity securities that increased due to a decline in Japanese equity markets since inception. An offsetting change in value was recorded on the equity securities since the Company has elected the fair value option in order to align the accounting with the derivative, resulting in changes in value on both the equity securities and the derivative recorded in net realized capital gains and losses. For further discussion, see the Fair Value Option section in Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.

    - The net loss related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by liability model assumption updates, and underperformance of the underlying actively managed funds compared to their respective indices.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

   - The net loss on the macro hedge program was primarily due to time decay on options.

   - The gain associated with modified coinsurance reinsurance contracts, which are accounted for as embedded derivatives and transfer to the reinsurer the investment experience related to the assets supporting the reinsured policies, was primarily driven by widening credit spreads and an increase in interest rates. The assets remain on the Company's books and the Company recorded an offsetting gain in AOCI as a result of the increase in market value of the bonds.

In addition, for the years ended December 31, 2015 and 2014, the Company recognized gains of $2 and $12, respectively, due to cash recovered on derivative receivables that were previously written-off related to the bankruptcy of Lehman Brothers Inc. The derivative receivables were the result of the contractual collateral threshold amounts and open collateral calls prior to the bankruptcy filing as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing. For the year ended December 31, 2013, there were no recognized gains due to derivative receivables that were previously written-off related to the bankruptcy of Lehman Brothers Inc.

For the year ended December 31, 2014 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

   - The net gain on the GMIB, GMAB, and GMWB reinsurance contracts was driven by the sale of HLIKK and concurrent recapture of the associated risks by HLIKK. For further discussion on the sale, see Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to the Consolidated Financial Statements.

   - The net gain on the coinsurance and modified coinsurance reinsurance contracts was primarily due to the termination of a certain reinsurance contract, which was with an affiliated captive reinsurer and was accounted for as an embedded derivative. For a discussion related to the reinsurance agreement and the termination, refer to Note 4 - Reinsurance, and Note 10 -Transactions with Affiliates of Notes to Consolidated Financial Statements.

   - The net losses related to the yen denominated fixed payout annuity hedge were driven by a decline is interest rates and a depreciation of the Japanese yen in relation to the U.S. dollar.

   - The net losses related to the international program hedging instruments was primarily driven by an improvement in global equity markets and declines in volatility levels and interest rates.

For the year ended December 31, 2013 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily due to the following:

   - The net loss associated with the international program hedging instruments was primarily driven by an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro.

   - The net gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by revaluing the liability for living benefits resulting from favorable policyholder behavior largely related to increased full surrenders and liability assumption updates for partial lapses and withdrawal rates.

   - The net gain associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to a depreciation of the Japanese yen and an improvement in equity markets.

   - The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net gain on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 10 - Transactions with Affiliates of Notes to Consolidated Financial Statements.

   - The net loss related to the fixed payout annuity hedge was primarily driven by a depreciation of the Japanese yen in relation to the U.S. dollar.

     The net loss on the macro hedge program was primarily due to an improvement in domestic equity markets, an increase in interest rates, and a decline in equity volatility.

For additional disclosures regarding contingent credit related features in derivative agreements refer to Note 9 - Commitments and Contingencies of Notes to Consolidated Financial Statements.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that would be permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and CMBS issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2015 and 2014.

                            AS OF DECEMBER 31, 2015

                                                                               UNDERLYING REFERENCED
                                                                              CREDIT OBLIGATION(S) [1]
                                                                   WEIGHTED  --------------------------
                                                                    AVERAGE                     AVERAGE  OFFSETTING
CREDIT DERIVATIVE TYPE BY DERIVATIVE RISK    NOTIONAL      FAIR    YEARS TO                      CREDIT   NOTIONAL     OFFSETTING
EXPOSURE                                    AMOUNT [2]     VALUE   MATURITY        TYPE         RATING   AMOUNT [3]  FAIR VALUE [3]
-----------------------------------------  ------------  --------  --------  -----------------  -------  ----------  --------------
Single name credit default swaps
                                                                             Corporate Credit/
   Investment grade risk exposure          $        118  $     --   1 year      Foreign Gov.     BBB+    $      115  $           (1)
   Below investment grade risk
     exposure                                        43        (2)  2 years   Corporate Credit   CCC+            43               1
Basket credit default swaps [4]
   Investment grade risk exposure                 1,265         7   4 years   Corporate Credit   BBB+           345              (2)
   Below investment grade risk
     exposure                                        --        --             Corporate Credit                   --              --
   Investment grade risk exposure                   503       (14)  6 years     CMBS Credit      AAA-           141               1
   Below investment grade risk
     exposure                                        74       (13)  1 year      CMBS Credit      CCC             74              13
Embedded credit derivatives
   Investment grade risk exposure                   150       148   1 year    Corporate Credit    A+             --              --
                                           ------------  --------                                        ----------  --------------
TOTAL [5]                                  $      2,153  $    126                                        $      718  $           12
                                           ------------  --------                                        ----------  --------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS AND DERIVATIVES (CONTINUED)

                            AS OF DECEMBER 31, 2014

                                                                               UNDERLYING REFERENCED
                                                                              CREDIT OBLIGATION(S) [1]
                                                                  WEIGHTED  -----------------------------   OFFSETTING
                                            NOTIONAL              AVERAGE                        AVERAGE     NOTIONAL    OFFSETTING
CREDIT DERIVATIVE TYPE BY DERIVATIVE RISK    AMOUNT      FAIR     YEARS TO                       CREDIT       AMOUNT        FAIR
EXPOSURE                                      [2]        VALUE    MATURITY        TYPE           RATING         [3]       VALUE [3]
-----------------------------------------  ----------  ---------  --------  -----------------  ----------  ------------  ----------
Single name credit default swaps
                                                                            Corporate Credit/
   Investment grade risk exposure          $      212  $       3   3 years    Foreign Gov.         A-      $        163  $       (3)
   Below investment grade risk
     exposure                                       4         --   1 year   Corporate Credit      CCC                 4          --
Basket credit default swaps [4]
   Investment grade risk exposure               1,240         14   4 years  Corporate Credit      BBB+              667          (6)
   Below investment grade risk
     exposure                                       9         (1)  5 years  Corporate Credit      BBB-               --          --
   Investment grade risk exposure                 344         (4)  5 years     CMBS Credit         AA               179           2
   Below investment grade risk
     exposure                                      75        (11)  2 years     CMBS Credit        CCC+               75          11
Embedded credit derivatives
   Investment grade risk exposure                 150        147   2 years  Corporate Credit       A                 --          --
                                           ----------  ---------                                           ------------  ----------
TOTAL [5]                                  $    2,034  $     148                                           $      1,088  $        4
                                           ----------  ---------                                           ------------  ----------

----------
[1] THE AVERAGE CREDIT RATINGS ARE BASED ON AVAILABILITY AND THE MIDPOINT OF THE APPLICABLE RATINGS AMONG MOODY'S, S&P, FITCH AND MORNINGSTAR. IF NO RATING IS AVAILABLE FROM A RATING AGENCY, THEN AN INTERNALLY DEVELOPED RATING IS USED.
[2] NOTIONAL AMOUNT IS EQUAL TO THE MAXIMUM POTENTIAL FUTURE LOSS AMOUNT. THESE DERIVATIVES ARE GOVERNED BY AGREEMENTS, CLEARING HOUSE RULES AND APPLICABLE LAW WHICH INCLUDE COLLATERAL POSTING REQUIREMENTS. THERE IS NO ADDITIONAL SPECIFIC COLLATERAL RELATED TO THESE CONTRACTS OR RECOURSE PROVISIONS INCLUDED IN THE CONTRACTS TO OFFSET LOSSES.
[3] THE COMPANY HAS ENTERED INTO OFFSETTING CREDIT DEFAULT SWAPS TO TERMINATE CERTAIN EXISTING CREDIT DEFAULT SWAPS, THEREBY OFFSETTING THE FUTURE CHANGES IN VALUE OF, OR LOSSES PAID RELATED TO, THE ORIGINAL SWAP.
[4] INCLUDES $1.8 BILLION AND $1.7 BILLION AS OF DECEMBER 31, 2015 AND 2014, RESPECTIVELY, OF NOTIONAL AMOUNT ON SWAPS OF STANDARD MARKET INDICES OF DIVERSIFIED PORTFOLIOS OF CORPORATE AND CMBS ISSUERS REFERENCED THROUGH CREDIT DEFAULT SWAPS. THESE SWAPS ARE SUBSEQUENTLY VALUED BASED UPON THE OBSERVABLE STANDARD MARKET INDEX.
[5] EXCLUDES INVESTMENTS THAT CONTAIN AN EMBEDDED CREDIT DERIVATIVE FOR WHICH THE COMPANY HAS ELECTED THE FAIR VALUE OPTION. FOR FURTHER DISCUSSION, SEE THE FAIR VALUE OPTION SECTION IN NOTE 2 - FAIR VALUE MEASUREMENTS.

DERIVATIVE COLLATERAL ARRANGEMENTS

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2015 and 2014, the Company pledged cash collateral associated with derivative instruments with a fair value of $173 and $16, respectively, for which the collateral receivable has been primarily included within other assets on the Company's Consolidated Balance Sheets. As of December 31, 2015 and 2014, the Company also pledged securities collateral associated with derivative instruments with a fair value of $873 and $900, respectively, which have been included in fixed maturities on the Consolidated Balance Sheets. The counterparties have the right to sell or re-pledge these securities.

As of December 31, 2015 and 2014, the Company accepted cash collateral associated with derivative instruments of $341 and $33, respectively, which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amounts recorded in other liabilities. The Company also accepted securities collateral as of December 31, 2015 and 2014 with a fair value of $100 and $83, respectively, of which the Company has the ability to sell or repledge $100 and $83, respectively. As of December 31, 2015 and 2014, the Company had no repledged securities and did not sell any securities. In addition, as of December 31, 2015 and 2014, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company's Consolidated Balance Sheets.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4. REINSURANCE

The Company cedes insurance to affiliated and unaffiliated insurers to enable the Company to manage capital and risk exposure. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company's procedures include careful initial selection of its reinsurers, structuring agreements to provide collateral funds where necessary, and regularly monitoring the financial condition and ratings of its reinsurers. The Company has ceded reinsurance in connection with the sales of its Retirement Plans and Individual Life businesses in 2013 to MassMutual and Prudential, respectively.

Concurrent with the sale of HLIKK in 2014, HLIKK recaptured certain risks that had been reinsured to the Company and HLAI by terminating or modifying intercompany agreements. Upon closing, HLIKK became responsible for all liabilities of the recaptured business. HLAI has, however, continued to provide reinsurance for yen denominated fixed payout annuities approximating $619, as of December 31, 2015. For further discussion of this transaction, see Note 10 - Transactions with Affiliates of Notes to Consolidated Financial Statements.

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $1,094, $845, and $915 for the years ended December 31, 2015, 2014, and 2013, respectively. In addition, the Company has reinsured a portion of the risk associated with U.S. variable annuities and the associated GMDB and GMWB riders.

The Company also maintains a reinsurance agreement with HLA, whereby the Company cedes both group life and group accident and health risk. Under this treaty, the Company ceded group life premium of $64, $85, and $71 for the years ended December 31, 2015, 2014, and 2013, respectively. The Company ceded accident and health premiums to HLA of $129, $365, and $152 for the years ended December 31, 2015, 2014, and 2013, respectively.

Effective April 1, 2014, HLAI, terminated its modco and coinsurance with funds withheld reinsurance agreement with WRR. Under this transaction, the Company ceded $5 and $31 for the years ended December 31, 2014 and 2013, respectively. For further information regarding the WRR reinsurance agreement, see Note 10-Transactions with Affiliates of Notes to Consolidated Financial Statements.

REINSURANCE RECOVERABLES

Reinsurance recoverables include balances due from reinsurance companies and are presented net of an allowance for uncollectible reinsurance. Reinsurance recoverables include an estimate of the amount of gross losses and loss adjustment expense reserves that may be ceded under the terms of the reinsurance agreements, including incurred but not reported unpaid losses. The Company's estimate of losses and loss adjustment expense reserves ceded to reinsurers is based on assumptions that are consistent with those used in establishing the gross reserves for business ceded to the reinsurance contracts. The Company calculates its ceded reinsurance projection based on the terms of any applicable reinsurance agreements, including an estimate of how incurred but not reported losses will ultimately be ceded under reinsurance agreements. Accordingly, the Company's estimate of reinsurance recoverables is subject to similar risks and uncertainties as the estimate of the gross reserve for unpaid losses and loss adjustment expenses.

The Company's reinsurance recoverables are summarized as follows:

                                                                                         AS OF DECEMBER 31,
                                                                                  ---------------------------------
REINSURANCE RECOVERABLES                                                                2015              2014
-------------------------------------------------------------------------------   ---------------   ---------------
Future policy benefits and unpaid loss and loss adjustment expenses and other policyholder funds and benefits payable
    Sold businesses (MassMutual and Prudential)                                   $        18,993   $        18,606
    Other reinsurers                                                                        1,506             1,447
                                                                                  ---------------   ---------------
GROSS REINSURANCE RECOVERABLES                                                    $        20,499   $        20,053
                                                                                  ---------------   ---------------

As of December 31, 2015, the Company has reinsurance recoverables from MassMutual and Prudential of $8.6 billion and $10.4 billion, respectively. As of December 31, 2014, the Company has reinsurance recoverables from MassMutual and Prudential of $8.6 billion and $10.0 billion, respectively. The Company's obligations to its direct policyholders that have been reinsured to MassMutual and Prudential are secured by invested assets held in trust. Net of invested assets held in trust, as of December 31, 2015, the Company has $1.6 billion of reinsurance recoverables from Prudential representing approximately 20% of the Company's consolidated stockholder's equity. As of December 31, 2015, the Company has no other reinsurance-related concentrations of credit risk greater than 10% of the Company's consolidated stockholder's equity.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4. REINSURANCE (CONTINUED)

No allowance for uncollectible reinsurance is required as of December 31, 2015 and December 31, 2014. The allowance for uncollectible reinsurance reflects management's best estimate of reinsurance cessions that may be uncollectible in the future due to reinsurers' unwillingness or inability to pay. The Company analyzes recent developments in commutation activity between reinsurers and cedants, recent trends in arbitration and litigation outcomes in disputes between reinsurers and cedants and the overall credit quality of the Company's reinsurers. Based on this analysis, the Company may adjust the allowance for uncollectible reinsurance or charge off reinsurer balances that are determined to be uncollectible. Where its contracts permit, the Company secures future claim obligations with various forms of collateral, including irrevocable letters of credit, secured trusts, funds held accounts and group-wide offsets.

Due to the inherent uncertainties as to collection and the length of time before reinsurance recoverables become due, it is possible that future adjustments to the Company's reinsurance recoverables, net of the allowance, could be required, which could have a material adverse effect on the Company's consolidated results of operations or cash flows in a particular quarter or annual period.

INSURANCE REVENUES

The effect of reinsurance on earned premiums, fee income and other is as follows:

                                                                                        YEAR ENDED DECEMBER 31,
                                                                          ---------------------------------------------------
                                                                               2015              2014              2013
                                                                          ---------------   ---------------   ---------------
Gross earned premiums, fee income and other                               $         2,877   $         3,228   $         3,502
Reinsurance assumed                                                                   113                74                13
Reinsurance ceded                                                                  (1,801)           (2,060)           (1,869)
                                                                          ---------------   ---------------   ---------------
   NET EARNED PREMIUMS, FEE INCOME AND OTHER                              $         1,189   $         1,242   $         1,646
                                                                          ---------------   ---------------   ---------------

5. DEFERRED POLICY ACQUISITION COSTS

Changes in the DAC balance are as follows:

                                                                                    FOR THE YEARS ENDED DECEMBER 31,
                                                                          ---------------------------------------------------
                                                                               2015              2014              2013
                                                                          ---------------   ---------------   ---------------
BALANCE, BEGINNING OF PERIOD                                              $           521   $           689   $         3,072
Deferred costs                                                                          7                14                16
Amortization -- DAC                                                                   (82)             (110)             (124)
Amortization -- Unlock benefit (charge), pre-tax                                       13               (96)             (104)
Amortization -- DAC related to business dispositions [1] [2]                           --                --            (2,229)
Adjustments to unrealized gains and losses on securities AFS and other                 83                24                58
                                                                          ---------------   ---------------   ---------------
BALANCE, END OF PERIOD                                                    $           542   $           521   $           689
                                                                          ---------------   ---------------   ---------------

----------
[1] INCLUDES ACCELERATED AMORTIZATION OF $352 AND $2,374 RECOGNIZED UPON THE SALE OF THE RETIREMENT PLANS AND INDIVIDUAL LIFE BUSINESSES, RESPECTIVELY, IN 2013. FOR FURTHER INFORMATION, SEE NOTE 12 - DISCONTINUED OPERATIONS AND BUSINESS DISPOSITIONS OF NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
[2] INCLUDES PREVIOUSLY UNREALIZED GAINS ON SECURITIES AFS OF $148 AND $349 RECOGNIZED UPON THE SALE OF THE RETIREMENT PLANS AND INDIVIDUAL LIFE BUSINESSES, RESPECTIVELY, IN 2013.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

6. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Changes in the gross GMDB/GMWB and universal life secondary guarantee benefits are as follows:

                                                                                       UNIVERSAL
                                                                     GMDB/GMWB      LIFE SECONDARY
                                                                        [1]           GUARANTEES
                                                                  ---------------   ---------------
LIABILITY BALANCE AS OF JANUARY 1, 2015                           $           812   $         2,041
Incurred [2]                                                                  163               272
Paid                                                                         (112)               --
LIABILITY BALANCE AS OF DECEMBER 31, 2015                         $           863   $         2,313
                                                                  ---------------   ---------------
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY 1, 2015              $           480   $         2,041
Incurred [2]                                                                  132               272
Paid                                                                          (89)               --
                                                                  ---------------   ---------------
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER 31, 2015            $           523   $         2,313
                                                                  ---------------   ---------------

                                                                                       UNIVERSAL
                                                                     GMDB/GMWB      LIFE SECONDARY
                                                                        [1]           GUARANTEES
                                                                  ---------------   ---------------
LIABILITY BALANCE AS OF JANUARY 1, 2014                           $           849   $         1,802
Incurred [2]                                                                   73               239
Paid                                                                         (110)               --
                                                                  ---------------   ---------------
LIABILITY BALANCE AS OF DECEMBER 31, 2014                         $           812   $         2,041
                                                                  ---------------   ---------------
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY 1, 2014              $           533   $         1,802
Incurred [2]                                                                   32               239
Paid                                                                          (85)               --
                                                                  ---------------   ---------------
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER 31, 2014            $           480   $         2,041
                                                                  ---------------   ---------------

----------
[1] THESE LIABILITY BALANCES INCLUDE ALL GMDB BENEFITS, PLUS THE LIFE-CONTINGENT PORTION OF GMWB BENEFITS IN EXCESS OF THE RETURN OF THE GRB. GMWB BENEFITS UP TO THE RETURN OF THE GRB ARE EMBEDDED DERIVATIVES HELD AT FAIR VALUE AND ARE EXCLUDED FROM THESE BALANCES.
[2] INCLUDES THE PORTION OF ASSESSMENTS ESTABLISHED AS ADDITIONS TO RESERVES AS WELL AS CHANGES IN ESTIMATES AFFECTING THE RESERVES.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

6. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

The following table provides details concerning GMDB/GMWB exposure as of December 31, 2015:

                                                ACCOUNT VALUE BY GMDB/GMWB TYPE
------------------------------------------------------------------------------------------------------------------------------
                                                                                           RETAINED NET
                                                           ACCOUNT         NET AMOUNT         AMOUNT         WEIGHTED AVERAGE
                                                            VALUE           AT RISK           AT RISK        ATTAINED AGE OF
MAXIMUM ANNIVERSARY VALUE ("MAV") [1]                     ("AV") [8]      ("NAR") [9]      ("RNAR") [9]         ANNUITANT
------------------------------------------------------  --------------   --------------   ---------------   ------------------
   MAV only                                             $       14,540   $        2,743   $           477                   70
   With 5% rollup [2]                                            1,257              227                77                   71
   With Earnings Protection Benefit Rider ("EPB") [3]            3,697              490                77                   69
   With 5% rollup & EPB                                            487              107                23                   72
                                                        --------------   --------------   ---------------   ------------------
   Total MAV                                                    19,981            3,567               654
Asset Protection Benefit ("APB") [4]                            11,707              519               346                   69
Lifetime Income Benefit ("LIB") -- Death Benefit [5]               516                9                 9                   69
Reset [6] (5-7 years)                                            2,582               32                32                   70
Return of Premium ("ROP") [7] /Other                             9,459               71                64                   68
                                                        --------------   --------------   ---------------   ------------------
   SUBTOTAL VARIABLE ANNUITY WITH GMDB/GMWB [10]        $       44,245   $        4,198   $         1,105                   69
   Less: General Account Value with GMDB/GMWB                    3,822
                                                        --------------
   SUBTOTAL SEPARATE ACCOUNT LIABILITIES WITH GMDB              40,423
   Separate Account Liabilities without GMDB                    79,688
                                                        --------------
   TOTAL SEPARATE ACCOUNT LIABILITIES                   $      120,111
                                                        --------------

----------
[1] MAV GMDB IS THE GREATEST OF CURRENT AV, NET PREMIUMS PAID AND THE HIGHEST AV ON ANY ANNIVERSARY BEFORE AGE 80 YEARS (ADJUSTED FOR WITHDRAWALS).
[2] ROLLUP GMDB IS THE GREATEST OF THE MAV, CURRENT AV, NET PREMIUM PAID AND PREMIUMS (ADJUSTED FOR WITHDRAWALS) ACCUMULATED AT GENERALLY 5% SIMPLE INTEREST UP TO THE EARLIER OF AGE 80 YEARS OR 100% OF ADJUSTED PREMIUMS.
[3] EPB GMDB IS THE GREATEST OF THE MAV, CURRENT AV, OR CONTRACT VALUE PLUS A PERCENTAGE OF THE CONTRACT'S GROWTH. THE CONTRACT'S GROWTH IS AV LESS PREMIUMS NET OF WITHDRAWALS, SUBJECT TO A CAP OF 200% OF PREMIUMS NET WITHDRAWALS.
[4] APB GMDB IS THE GREATER OF CURRENT AV OR MAV, NOT TO EXCEED CURRENT AV PLUS 25% TIMES THE GREATER OF NET PREMIUMS AND MAV (EACH ADJUSTED FOR PREMIUMS IN THE PAST 12 MONTHS).
[5] LIB GMDB IS THE GREATEST OF CURRENT AV; NET PREMIUMS PAID; OR FOR CERTAIN CONTRACTS, A BENEFIT AMOUNT GENERALLY BASED ON MARKET PERFORMANCE THAT RATCHETS OVER TIME.
[6] RESET GMDB IS THE GREATEST OF CURRENT AV, NET PREMIUMS PAID AND THE MOST RECENT FIVE TO SEVEN YEAR ANNIVERSARY AV BEFORE AGE 80 YEARS (ADJUSTED FOR WITHDRAWALS).
[7]   ROP GMDB IS THE GREATER OF CURRENT AV AND NET PREMIUMS PAID.
[8] AV INCLUDES THE CONTRACT HOLDER'S INVESTMENT IN THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT.
[9] NAR IS DEFINED AS THE GUARANTEED BENEFIT IN EXCESS OF THE CURRENT AV. RNAR REPRESENTS NAR REDUCED FOR REINSURANCE. NAR AND RNAR ARE HIGHLY SENSITIVE TO EQUITY MARKET MOVEMENTS AND INCREASE WHEN EQUITY MARKETS DECLINE.
[10] SOME VARIABLE ANNUITY CONTRACTS WITH GMDB ALSO HAVE A LIFE-CONTINGENT GMWB THAT MAY PROVIDE FOR BENEFITS IN EXCESS OF THE RETURN OF THE GRB. SUCH CONTRACTS INCLUDED IN THIS AMOUNT HAVE $7.0 BILLION OF TOTAL ACCOUNT VALUE AND WEIGHTED AVERAGE ATTAINED AGE OF 71 YEARS. THERE IS NO NAR OR RETAINED NAR RELATED TO THESE CONTRACTS.

The account balances of contracts with guarantees were invested in variable separate accounts as follows:

ASSET TYPE                                                       DECEMBER 31, 2015   DECEMBER 31, 2014
--------------------------------------------------------------   -----------------   ------------------
Equity securities (including mutual funds)                       $          36,970   $           44,786
Cash and cash equivalents                                                    3,453                4,066
                                                                 -----------------   ------------------
TOTAL                                                            $          40,423   $           48,852
                                                                 -----------------   ------------------

As of December 31, 2015 and December 31, 2014, approximately 17% of the equity securities (including mutual funds), in the preceding table were funds invested in fixed income securities and approximately 83% were funds invested in equity securities.

For further information on guaranteed living benefits that are accounted for at fair value, such as GMWB, see Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

7. DEBT

COLLATERALIZED ADVANCES

The Company is a member of the Federal Home Loan Bank of Boston ("FHLBB"). Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. FHLBB membership requires the company to own member stock and advances require the purchase of activity stock. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The CTDOI will permit the Company to pledge up to $1.2 billion in qualifying assets to secure FHLBB advances for 2016. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI in order to exceed these limits. As of December 31, 2015, the Company had no advances outstanding under the FHLBB facility.


                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

8. INCOME TAXES

The provision (benefit) for income taxes consists of the following:

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                        --------------------------------------------------
                                                                             2015              2014              2013
                                                                        ---------------   ---------------   --------------
INCOME TAX EXPENSE (BENEFIT)
   Current - U.S. Federal                                               $            36   $          (339)  $         (208)
   Deferred - U.S. Federal                                                           (6)              523              257
                                                                        ---------------   ---------------   --------------
     TOTAL INCOME TAX EXPENSE                                           $            30   $           184   $           49
                                                                        ---------------   ---------------   --------------

Deferred tax assets and liabilities on the consolidated balance sheets represent the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets (liabilities) include the following:

                                                                                                 AS OF DECEMBER 31,
                                                                                          --------------------------------
                                                                                               2015              2014
                                                                                          ---------------   --------------
DEFERRED TAX ASSETS
   Tax basis deferred policy acquisition costs                                            $           119   $          124
   Unearned premium reserve and other underwriting related reserves                                     4               12
   Investment-related items                                                                           524            1,094
   Insurance product derivatives                                                                       90               44
   Net operating loss carryover                                                                     1,166            1,116
   Alternative minimum tax credit                                                                     232              246
   Foreign tax credit carryover                                                                       122               58
   Other                                                                                               16               --
                                                                                          ---------------   --------------
     TOTAL DEFERRED TAX ASSETS                                                                      2,273            2,694
                                                                                          ---------------   --------------
        NET DEFERRED TAX ASSETS                                                                     2,273            2,694
                                                                                          ---------------   --------------
DEFERRED TAX LIABILITIES
   Financial statement deferred policy acquisition costs and reserves                                (220)            (585)
   Net unrealized gain on investments                                                                (432)            (816)
   Employee benefits                                                                                  (40)             (39)
   Depreciable and amortizable assets                                                                  --               (1)
   Other                                                                                               --              (16)
                                                                                          ---------------   --------------
     TOTAL DEFERRED TAX LIABILITIES                                                                  (692)          (1,457)
                                                                                          ---------------   --------------
     NET DEFERRED TAX ASSET                                                               $         1,581   $        1,237
                                                                                          ---------------   --------------

The Company has a current income tax receivable of $276 and $231 as of December 31, 2015 and 2014, respectively.

If the Company were to follow a "separate entity" approach, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to equity rather than income. These benefits were $0, $0 and $0 for the years ended December 31, 2015, 2014 and 2013, respectively.

The Company believes it is more likely than not the deferred tax assets will be fully realized. Consequently no valuation allowance has been provided. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, altering the level of tax exempt securities held, making investments which have specific tax characteristics, and business considerations such as asset-liability matching.

NET OPERATING LOSS CARRYOVER

As of December 31, 2015 and December 31, 2014, the net deferred tax asset included the expected tax benefit attributable to net operating losses of $3,333 and $3,189, respectively. If unutilized, $3,331 of the losses expire from 2023-2033. Utilization of these loss carryovers is dependent upon the generation of sufficient future taxable income.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

8. INCOME TAXES (CONTINUED)

Most of the net operating loss carryover originated from the Company's U.S. annuity business, including from the hedging program. Given the continued runoff of the U.S. fixed and variable annuity business, the exposure to taxable losses is significantly lessened. Accordingly, given the expected future consolidated group earnings which includes earnings from non-life companies in the group, the Company believes sufficient taxable income will be generated in the future to utilize its net operating loss carryover. Although the Company believes there will be sufficient future taxable income to fully recover the remainder of the loss carryover, the Company's estimate of the likely realization may change over time.

ALTERNATIVE MINIMUM TAX CREDIT AND FOREIGN TAX CREDIT CARRYOVER

As of December 31, 2015 and December 31, 2014, the net deferred tax asset included the expected tax benefit attributable to alternative minimum tax credit carryover of $232 and $246 and foreign tax credit carryover of $122 and $58 respectively. The alternative minimum tax credits have no expiration date and the foreign tax credit carryover expire from 2019 to 2024. These credits are available to offset regular federal income taxes from future taxable income and although the Company believes there will be sufficient future regular federal consolidated group taxable income, there can be no certainty that future events will not affect the ability to utilize the credits. Additionally, the use of the foreign tax credits generally depends on the generation of sufficient taxable income to first utilize all of the U.S. net operating loss carryover. However, the Company has identified certain investments which allow for utilization of the foreign tax credits without first using the net operating loss carryover. Consequently, the Company believes it is more likely than not the foreign tax credit carryover will be fully realized. Accordingly, no valuation allowance has been provided on either the alternative minimum tax carryover or foreign tax credit carryover.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2011 were concluded in 2015, with no material impact on the consolidated financial condition or results of operations. The federal audit of the years 2012 and 2013 began in March 2015 and is expected to be completed in 2016.

Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of a tax sharing agreement. The Company's effective tax rate for the year ended December 31, 2015 reflects a $36 net reduction in the provision for income taxes from intercompany tax settlements.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

                                                                      FOR THE YEARS ENDED DECEMBER 31,
                                                             --------------------------------------------------
                                                                  2015              2014              2013
                                                             ---------------   ---------------   --------------
Tax provision at the U.S. federal statutory rate             $           186   $           301   $          196
Dividends received deduction ("DRD")                                    (152)             (109)            (135)
Foreign related investments                                               (3)               (8)              (7)
Other                                                                     (1)               --               (5)
                                                             ---------------   ---------------   --------------
  PROVISION FOR INCOME TAXES                                 $            30               184   $           49
                                                             ---------------   ---------------   --------------

The separate account DRD is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

9. COMMITMENTS AND CONTINGENCIES

CONTINGENCIES RELATING TO CORPORATE LITIGATION AND REGULATORY MATTERS

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its "best estimate," or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated liability at the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business with respect to life, disability and accidental death and dismemberment insurance policies and with respect to annuity contracts. The Company accounts for such activity through the establishment of reserves for future policy benefits and unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. Such actions have alleged, for example, bad faith in the handling of insurance claims and improper sales practices in connection with the sale of insurance and investment products. Some of these actions also seek punitive damages. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

LEASE COMMITMENTS

The rent paid to Hartford Fire Insurance Company ("Hartford Fire") for operating leases was $9, $7 and $2 for the years ended December 31, 2015, 2014 and 2013, respectively. Future minimum lease commitments as of December 31, 2015 are immaterial.

UNFUNDED COMMITMENTS

As of December 31, 2015, the Company has outstanding commitments totaling $378, of which $299 is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, $76 of the outstanding commitments are related to various funding obligations associated with private placement securities. The remaining outstanding commitments of $3 relate to mortgage loans the Company is expecting to fund in the first half of 2016.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2015 and 2014, the liability balance was $15. As of December 31, 2015 and 2014, $27 related to premium tax offsets was included in other assets.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

9. COMMITMENTS AND CONTINGENCIES (CONTINUED)

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings, as set by nationally recognized statistical agencies, of the individual legal entity that entered into the derivative agreement. If the legal entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2015, was $870. Of this $870 the legal entities have posted collateral of $998 in the normal course of business. In addition, the Company has posted collateral of $34 associated with a customized GMWB derivative. Based on derivative market values as of December 31, 2015, a downgrade of one or two levels below the current financial strength ratings by either Moody's or S&P would not require additional assets to be posted as collateral. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we would post, if required, would be primarily in the form of U.S. Treasury bills, U.S. Treasury notes and government agency securities.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

10. TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire, Hartford Holdings Inc. ("HHI") and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased annuity contracts from the Company to fund structured settlement periodic payment obligations as part of claims settlements with The Hartford's property and casualty subsidiaries and self-insured entities. As of December 31, 2015 and 2014, the Company had $53 and $54, respectively, of reserves for claim annuities purchased by affiliated entities. For the years ended December 31, 2015, 2014 and 2013, the Company recorded earned premiums of $3, $3, and $8 for these intercompany claim annuities. Reserves for annuities issued by the Company to The Hartford's property and casualty subsidiaries to fund structured settlement payments where the claimant has not released The Hartford's property and casualty subsidiaries of their primary obligation totaled $746 and $776 as of December 31, 2015 and 2014, respectively.

Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Expenses are allocated to the Company using specific identification if available, or other applicable methods that would include a blend of revenue, expense and capital.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

In 1990, Hartford Fire guaranteed the obligations of the Company with respect to life, accident and health insurance and annuity contracts issued after January 1, 1990. The guarantee was issued to provide an increased level of security to potential purchasers of the Company's products. Although the guarantee was terminated in 1997, it still covers policies that were issued from 1990 to 1997. As of December 31, 2015 and 2014, no recoverables have been recorded for this guarantee, as the Company was able to meet these policyholder obligations.

REINSURANCE ASSUMED FROM AFFILIATES

The Company and HLAI formerly reinsured certain fixed annuity products and variable annuity product GMDB, GMIB, GMWB and GMAB riders from HLIKK, a former Japanese affiliate that was sold on June 30, 2014 to ORIX Life Insurance Corporation. As of December 31, 2013, $2.6 billion of fixed annuity account value had been assumed by the Company and HLAI.

Concurrent with the sale of HLIKK in 2014, HLIKK recaptured certain risks that had been reinsured to the Company and HLAI by terminating or modifying intercompany agreements. This recapture resulted in the Company and HLAI transferring approximately $1.6 billion of assets supporting the recaptured reserves. The Company recognized a loss on this recapture of $213. Upon closing, HLIKK is responsible for all liabilities of the recaptured business.

HLAI continues to provide reinsurance for yen denominated fixed payout annuities approximating $619 and $763 as of December 31, 2015 and 2014, respectively.

REINSURANCE CEDED TO AFFILIATES

The Company also maintains a reinsurance agreement with HLA, whereby the Company cedes both group life and group accident and health risk. Under this treaty, the Company ceded group life premium of $64, $85, and $71 for the years ended December 31, 2015, 2014, and 2013, respectively. The Company ceded accident and health premiums to HLA of $129, 365, and $152 for the years ended December 31, 2015, 2014, and 2013, respectively.

Effective April 1, 2014, HLAI, terminated its modco and coinsurance with funds withheld reinsurance agreement with WRR, following receipt of approval from the CTDOI and Vermont Department of Financial Regulation. As a result, the Company reclassified $310 in aggregate reserves for annuity contracts from funds withheld within Other liabilities to Other policyholder funds and benefits payable. The Company recognized a gain of $213 in the year ended December 31, 2014 resulting from the termination of derivatives associated with the reinsurance transaction. On April 30, 2014, The Hartford dissolved WRR which resulted in WRR paying off a $655 surplus note and returning $367 in capital to The Hartford, all of which was contributed as capital to HLAI to support the recaptured risks.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

10. TRANSACTIONS WITH AFFILIATES (CONTINUED)

The impact of the modco and coinsurance with funds withheld reinsurance agreement with WRR on the Company's Consolidated Statements of Operations prior to termination in 2014 was as follows:

                                                                  FOR THE YEARS ENDED DECEMBER 31,
                                                              ----------------------------------------
                                                                     2014                  2013
                                                              -------------------   ------------------
Earned premiums                                               $                (5)  $              (31)
Net realized losses [1]                                                      (103)              (1,665)
                                                              -------------------   ------------------
   TOTAL REVENUES                                                            (108)              (1,696)
Benefits, losses and loss adjustment expenses                                  (1)                  (8)
Insurance operating costs and other expenses                                   (4)              (1,158)
                                                              -------------------   ------------------
   TOTAL EXPENSES                                                              (5)              (1,166)
LOSS BEFORE INCOME TAXES                                                     (103)                (530)
Income tax benefit                                                            (36)                (185)
                                                              -------------------   ------------------
   NET LOSS                                                   $               (67)  $             (345)
                                                              -------------------   ------------------

----------
[1] AMOUNTS REPRESENT THE CHANGE IN VALUATION OF THE DERIVATIVE ASSOCIATED WITH
    THIS TRANSACTION.

CHAMPLAIN LIFE REINSURANCE COMPANY

Effective November 1, 2007, HLAI entered into a modco and coinsurance with funds withheld agreement with Champlain Life Reinsurance Company ("Champlain Life"), an affiliate captive insurance company, to provide statutory surplus relief for certain life insurance policies. The agreement was accounted for as a financing transaction in accordance with U.S. GAAP. Simultaneous with the sale of the Individual Life business to Prudential, HLAI recaptured the business assumed by Champlain Life. As a result, on January 2, 2013, HLAI was relieved of its funds withheld obligation to Champlain Life of $691; HLAI paid a recapture fee of $347 to Champlain Life; and, HLAI recognized a pre-tax gain of $344 ($224 after-tax). HLAI simultaneously ceded the recaptured reserves to Prudential and recognized the gain on recapture as part of the reinsurance loss on disposition.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

11. STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, predominately use interest rate and mortality assumptions prescribed by the NAIC for life benefit reserves, generally carry bonds at amortized cost and present reinsurance assets and liabilities net of reinsurance. For reporting purposes, statutory capital and surplus is referred to collectively as "statutory capital".

Statutory net income and statutory capital are as follows:

                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------------
                                                        2015              2014              2013
                                                   ---------------   ---------------   --------------
Combined statutory net income                      $           371   $           132   $        1,290
Statutory capital                                  $         4,939   $         5,564   $        5,005

Statutory accounting practices do not consolidate the net income (loss) of subsidiaries as performed under U.S. GAAP. The combined statutory net income above represents the total statutory net income of the Company, and its other insurance subsidiaries.

REGULATORY CAPITAL REQUIREMENTS

The Company's U.S. insurance companies' states of domicile impose risk-based capital ("RBC") requirements. The requirements provide a means of measuring the minimum amount of statutory capital appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC") to its authorized control level RBC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences ("Company Action Level") is two times the ACL RBC. The adequacy of a company's capital is determined by the ratio of a company's TAC to its Company Action Level, known as the "RBC ratio". The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations. The RBC ratios for the Company and its principal life insurance operating subsidiaries were all in excess of 400% of their Company Action Levels as of December 31, 2015 and 2014. The reporting of RBC ratios is not intended for the purpose of ranking any company, or for use in connection with any marketing, advertising of promotional activities.

DIVIDENDS AND CAPITAL CONTRIBUTIONS

Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.

The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the CTDOI. The insurance holding company laws of the other jurisdictions in which the Company's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends.

In 2015 the Company paid dividends of approximately $1.0 billion to its parent, based on the approval of the CTDOI.

The Company's subsidiaries are permitted to pay up to a maximum of approximately $415 in dividends without prior approval from the applicable insurance commissioner. On January 29, 2016, Hartford Life and Annuity paid an extraordinary dividend of $500 to the Company which was subsequently paid as an extraordinary dividend to HLI. As a result of this dividend, the Company has no ordinary dividend capacity remaining for the year.

The Company anticipates paying an additional $250 of extraordinary dividends to its parent during 2016, subject to regulatory approval.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

11. STATUTORY RESULTS (CONTINUED)

YEAR ENDED DECEMBER 31, 2014

On January 30, 2014, The Company received approval from the CTDOI for HLAI and HLIC to dividend approximately $800 of cash and invested assets to HLA and this dividend was paid on February 27, 2014. All of the issued and outstanding equity of the Company was then distributed from HLA to Hartford Life, Inc ("HLI"). On April 30, 2014, The Hartford contributed capital of approximately $1.0 billion to HLAI in connection with the dissolution of WRR. For further discussion of transactions with WRR, see Note 10 - Transactions with Affiliates. On July 8, 2014, The Hartford received approval from the CTDOI for HLAI to dividend approximately $500 to HLIC. This dividend was paid on July 15, 2014 and then distributed to HLI.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

12. DISCONTINUED OPERATIONS AND BUSINESS DISPOSITIONS

DISCONTINUED OPERATIONS

SALE OF HARTFORD LIFE INTERNATIONAL LIMITED ("HLIL")

On December 12, 2013, the Company completed the sale of all of the issued and outstanding equity of HLIL, an indirect wholly-owned subsidiary of the Company, in a cash transaction to Columbia Insurance Company, a Berkshire Hathaway company, for approximately $285. At closing, HLIL's sole asset was its subsidiary, Hartford Life Limited ("HLL"), a Dublin-based company that sold variable annuities in the U.K. from 2005 to 2009. The sale transaction resulted in an after-tax loss of $51 upon disposition in the year ended December 31, 2013. The operations of the Company's U.K. variable annuity business meet the criteria for reporting as discontinued operations.

The results of operations reflected as discontinued operations in the Consolidated Statements of Operations, consisting of amounts related to HLIL, is as follows:

                                                                                           FOR THE YEAR ENDED DECEMBER 31,
                                                                                           -------------------------------
                                                                                                        2013
                                                                                           -------------------------------
REVENUES
Earned Premiums                                                                            $                           (23)
Fee income and other                                                                                                    14
Net investment income
   Securities available-for-sale and other                                                                              (3)
   Equity securities, trading                                                                                          139
                                                                                           -------------------------------
Total net investment income                                                                                            136
Net realized capital gains (losses)                                                                                    (14)
                                                                                           -------------------------------
     TOTAL REVENUES                                                                                                    113
BENEFITS, LOSSES AND EXPENSES
Benefits, losses and loss adjustment expenses                                                                            2
Benefits, losses and loss adjustment expenses - returns credited on
   international variable annuity                                                                                      139
Amortization of DAC                                                                                                     --
Insurance operating costs and other expenses                                                                           (33)
                                                                                           -------------------------------
     TOTAL BENEFITS, LOSSES AND EXPENSES                                                                               108
     INCOME BEFORE INCOME TAXES                                                                                          5
Income tax benefit                                                                                                      (5)
                                                                                           -------------------------------
     INCOME FROM OPERATIONS OF DISCONTINUED OPERATIONS, NET OF TAX                                                      10
Net realized capital losses on disposal, net of tax                                                                    (51)
                                                                                           -------------------------------
     INCOME (LOSS) FROM DISCONTINUED OPERATIONS, NET OF TAX                                $                           (41)
                                                                                           -------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

12. DISCONTINUED OPERATIONS AND BUSINESS DISPOSITIONS (CONTINUED)

BUSINESS DISPOSITIONS

SALE OF RETIREMENT PLANS

On January 1, 2013, HLI completed the sale of its Retirement Plans business to MassMutual for a ceding commission of $355. The business sold included products and services to corporations pursuant to Section 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), and products and services to municipalities and not-for-profit organizations under Sections 457 and 403(b) of the Code, collectively referred to as government plans. The sale was structured as a reinsurance transaction and resulted in an after-tax gain of $45 for the year ended December 31, 2013. The Company recognized $565 in reinsurance loss on disposition including a reduction in goodwill of $87, offset by $634 in realized capital gains for a $69 impact to income, pre-tax.

Upon closing, the Company reinsured $9.2 billion of policyholder liabilities and $26.3 billion of separate account liabilities under an indemnity reinsurance arrangement. The reinsurance transaction does not extinguish the Company's primary liability on the insurance policies issued under the Retirement Plans business. The Company also transferred invested assets with a carrying value of $9.3 billion, net of the ceding commission, to MassMutual and recognized other non-cash decreases in assets totaling $100 relating to deferred acquisition costs, deferred income taxes, goodwill, and other assets associated with the disposition. The Company continued to sell retirement plans during the transition period which ended on June 30, 2014. MassMutual has assumed all expenses and risks for these sales through the reinsurance agreement.

SALE OF INDIVIDUAL LIFE

On January 2, 2013 HLI completed the sale of its Individual Life insurance business to Prudential for consideration of $615, consisting primarily of a ceding commission, of which $590 is attributable to the Company. The business sold included variable universal life, universal life, and term life insurance. The sale was structured as a reinsurance transaction and resulted in a loss on business disposition in 2013 consisting of a reinsurance loss partially offset by realized capital gains and a goodwill impairment loss of $61, pre-tax, in 2012.

Upon closing the Company recognized an additional reinsurance loss on disposition of $927, including a reduction in goodwill of $163 offset by realized capital gains of $927 for a $0 impact on income, pre-tax. In addition, the Company reinsured $8.3 billion of policyholder liabilities and $5.3 billion of separate account liabilities under indemnity reinsurance arrangements. The reinsurance transaction does not extinguish the Company's primary liability under the Individual Life business. The Company also transferred invested assets with a carrying value of $7.6 billion, exclusive of $1.4 billion assets supporting the modified coinsurance agreement, net of cash transferred in place of short-term investments, to Prudential and recognized other non-cash decreases in assets totaling $1.8 billion relating to deferred acquisition costs, deferred income taxes, goodwill and other assets, and other non-cash decreases in liabilities totaling $1.9 billion relating to other liabilities associated with the disposition. The Company continued to sell life insurance products and riders during the transition period which ended on June 30, 2014. Prudential has assumed all expenses and risk for these sales through the reinsurance agreement.

COMPOSITION OF INVESTED ASSETS TRANSFERRED

The following table summarizes invested assets transferred by the Company in 2013 in connection with the sale of the Retirement Plans and Individual Life businesses.

                                                                                   CARRYING VALUE
                                                                              AS OF DECEMBER 31, 2012
                                                                              ------------------------
Fixed maturities, at fair value (amortized cost of $13,596) [1]               $                 15,015
Equity securities, AFS, at fair value (cost of $27) [2]                                             28
Fixed maturities, at fair value using the FVO [3]                                                   16
Mortgage loans (net of allowances for loan losses of $1)                                         1,288
Policy loans, at outstanding balance                                                               542
                                                                              ------------------------
   TOTAL INVESTED ASSETS TRANSFERRED                                          $                 16,889
                                                                              ------------------------

----------
[1] INCLUDES $14.4 BILLION AND $657 OF SECURITIES IN LEVEL 2 AND 3 OF THE FAIR
    VALUE HIERARCHY, RESPECTIVELY.
[2] ALL EQUITY SECURITIES TRANSFERRED ARE INCLUDED IN LEVEL 2 OF THE FAIR VALUE
    HIERARCHY.
[3] ALL FVO SECURITIES TRANSFERRED ARE INCLUDED IN LEVEL 3 OF THE FAIR VALUE
    HIERARCHY.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

13. RESTRUCTURING AND OTHER COSTS

The Company has completed the restructuring activities initiated in 2011 and 2012. Termination benefits related to workforce reductions and lease and other contract terminations have been accrued through December 31, 2015. For related discussion of the Company's business disposition transactions, see Note 12 - Discontinued Operations and Business Dispositions of Notes to Consolidated Financial Statements.

The Company has completed substantially all of its restructuring activities related to consolidation of its real estate operations initiated in 2013 consistent with the Company's strategic business realignment.

Restructuring and other costs, pre-tax incurred by the Company in connection with these activities were as follows:

                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                        --------------------------------------------------
                                                             2015              2014              2013
                                                        ---------------   ---------------   --------------
Severance benefits and related costs                    $             1   $             8   $            7
Professional fees                                                    --                --               15
Asset impairment charges                                             --                 9                5
                                                        ---------------   ---------------   --------------
TOTAL RESTRUCTURING AND OTHER COSTS                     $             1   $            17   $           27
                                                        ---------------   ---------------   --------------

The tables below provide roll-forwards for accrued restructuring and other costs included in other liabilities in the Consolidated Balance Sheets.

                                                                   FOR THE YEAR ENDED DECEMBER 31, 2015
                                        ------------------------------------------------------------------------------------------
                                                                                                                      TOTAL
                                          SEVERANCE BENEFITS                              ASSET IMPAIRMENT      RESTRUCTURING AND
                                           AND RELATED COSTS       PROFESSIONAL FEES           CHARGES             OTHER COSTS
                                        -----------------------    ------------------    -------------------   -------------------
BALANCE, BEGINNING OF PERIOD            $                     4    $               --    $                --   $                 4
Accruals/provisions                                           1                    --                     --                     1
Payments/write-offs                                          (5)                   --                     --                    (5)
                                        -----------------------    ------------------    -------------------   -------------------
BALANCE, END OF PERIOD                  $                    --    $               --    $                --   $                --
                                        -----------------------    ------------------    -------------------   -------------------

                                                                   FOR THE YEAR ENDED DECEMBER 31, 2014
                                        ------------------------------------------------------------------------------------------
                                                                                                                      TOTAL
                                          SEVERANCE BENEFITS                              ASSET IMPAIRMENT      RESTRUCTURING AND
                                           AND RELATED COSTS       PROFESSIONAL FEES           CHARGES             OTHER COSTS
                                        -----------------------    ------------------    -------------------   -------------------
BALANCE, BEGINNING OF PERIOD            $                     1    $               --    $                --   $                 1
Accruals/provisions                                           8                    --                      9                    17
Payments/write-offs                                          (5)                   --                     (9)                  (14)
                                        -----------------------    ------------------    -------------------   -------------------
BALANCE, END OF PERIOD                  $                     4    $               --    $                --   $                 4
                                        -----------------------    ------------------    -------------------   -------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

14. CHANGES IN AND RECLASSIFICATIONS FROM ACCUMULATED OTHER COMPREHENSIVE INCOME

Changes in AOCI, net of tax, by component consist of the following:

For the year ended December 31, 2015

                                                                                   CHANGES IN
                                                      --------------------------------------------------------------------
                                                                          NET GAIN ON         FOREIGN
                                                      NET UNREALIZED       CASH FLOW         CURRENCY
                                                          GAIN ON           HEDGING         TRANSLATION         AOCI,
                                                        SECURITIES        INSTRUMENTS       ADJUSTMENTS       NET OF TAX
                                                      ---------------   ---------------   ---------------   --------------
Beginning balance                                     $         1,154   $            70   $            (3)  $        1,221
   OCI before reclassifications                                  (633)                2                --             (631)
   Amounts reclassified from AOCI                                  18               (15)               --                3
                                                      ---------------   ---------------   ---------------   --------------
     OCI, net of tax                                             (615)              (13)               --             (628)
                                                      ---------------   ---------------   ---------------   --------------
ENDING BALANCE                                        $           539   $            57   $            (3)  $          593
                                                      ---------------   ---------------   ---------------   --------------

For the year ended December 31, 2014

                                                                                   CHANGES IN
                                                      --------------------------------------------------------------------
                                                                          NET GAIN ON         FOREIGN
                                                      NET UNREALIZED       CASH FLOW         CURRENCY
                                                          GAIN ON           HEDGING         TRANSLATION         AOCI,
                                                        SECURITIES        INSTRUMENTS       ADJUSTMENTS       NET OF TAX
                                                      ---------------   ---------------   ---------------   --------------
Beginning balance                                     $           495   $            79   $            --   $          574
   OCI before reclassifications                                   660                14                (3)             671
   Amounts reclassified from AOCI                                  (1)              (23)               --              (24)
                                                      ---------------   ---------------   ---------------   --------------
     OCI, net of tax                                              659                (9)               (3)             647
                                                      ---------------   ---------------   ---------------   --------------
ENDING BALANCE                                        $         1,154   $            70   $            (3)  $        1,221
                                                      ---------------   ---------------   ---------------   --------------

For the year ended December 31, 2013

                                                                                   CHANGES IN
                                                      --------------------------------------------------------------------
                                                                          NET GAIN ON         FOREIGN
                                                      NET UNREALIZED       CASH FLOW         CURRENCY
                                                          GAIN ON           HEDGING         TRANSLATION         AOCI,
                                                        SECURITIES        INSTRUMENTS       ADJUSTMENTS       NET OF TAX
                                                      ---------------   ---------------   ---------------   --------------
Beginning balance                                     $         1,752   $           258   $           (23)  $        1,987
   OCI before reclassifications                                  (352)              (94)               23             (423)
   Amounts reclassified from AOCI                                (905)              (85)               --             (990)
                                                      ---------------   ---------------   ---------------   --------------
     OCI, net of tax                                           (1,257)             (179)               23           (1,413)
                                                      ---------------   ---------------   ---------------   --------------
ENDING BALANCE                                        $           495   $            79   $            --   $          574
                                                      ---------------   ---------------   ---------------   --------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

14. CHANGES IN AND RECLASSIFICATIONS FROM ACCUMULATED OTHER COMPREHENSIVE INCOME (CONTINUED)

Reclassifications from AOCI consist of the following:

                                                       AMOUNT RECLASSIFIED FROM AOCI
                                             ------------------------------------------------
                                              FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                                  ENDED            ENDED            ENDED
                                              DECEMBER 31,     DECEMBER 31,     DECEMBER 31,        AFFECTED LINE ITEM IN THE
AOCI                                              2015             2014             2013       CONSOLIDATED STATEMENT OF OPERATIONS
-------------------------------------------  --------------   --------------   --------------  ------------------------------------
NET UNREALIZED GAIN ON SECURITIES
Available-for-sale securities [1]            $          (27)  $            1   $        1,392  Net realized capital gains (losses)
                                             --------------   --------------   --------------
                                                        (27)               1            1,392  TOTAL BEFORE TAX
                                                         (9)              --              487  Income tax expense
                                             --------------   --------------   --------------
                                             $          (18)  $            1   $          905  NET INCOME
                                             --------------   --------------   --------------
NET GAINS ON CASH-FLOW HEDGING INSTRUMENTS
Interest rate swaps [2]                      $           (1)  $           (1)  $           70  Net realized capital gains (losses)
Interest rate swaps                                      33               50               57  Net investment income
Foreign currency swaps                                   (9)             (13)               4  Net realized capital gains (losses)
                                             --------------   --------------   --------------
                                                         23               36              131  TOTAL BEFORE TAX
                                                          8               13               46  Income tax expense
                                             --------------   --------------   --------------
                                             $           15   $           23   $           85  NET INCOME
                                             --------------   --------------   --------------
TOTAL AMOUNTS RECLASSIFIED FROM AOCI         $           (3)  $           24   $          990  NET INCOME
                                             --------------   --------------   --------------

----------
[1] THE DECEMBER 31, 2013 AMOUNTS INCLUDES $1.5 BILLION OF NET UNREALIZED GAINS ON SECURITIES RELATING TO THE SALES OF THE RETIREMENT PLANS AND INDIVIDUAL LIFE BUSINESSES.
[2] THE DECEMBER 31, 2013 AMOUNTS INCLUDES $71 OF NET GAINS ON CASH FLOW HEDGING INSTRUMENTS RELATING TO THE SALES OF THE RETIREMENT PLANS AND INDIVIDUAL LIFE BUSINESSES.

15. QUARTERLY RESULTS (UNAUDITED)

                                                                                 THREE MONTHS ENDED
                                              ----------------------------------------------------------------------------------
                                                    MARCH 31,            JUNE 30,          SEPTEMBER 30,        DECEMBER 31,
                                              -------------------  -------------------  -------------------  -------------------
                                                2015      2014       2015      2014       2015      2014       2015      2014
                                              --------  ---------  --------  ---------  --------  ---------  --------  ---------
Total revenues                                $    668  $     495  $    702  $   1,396  $    630  $     789  $    499  $     682
Total benefits, losses and expenses                483        451       461        826       500        699       525        525
Net income                                         145         57       230        399       118         91         7        130
Less: Net income (loss) attributable to the
   noncontrolling interest                          --          1        --         (1)        1          3        (1)        (2)
Net income attributable to Hartford Life
   Insurance Company                          $    145  $      56  $    230  $     400  $    117  $      88  $      8  $     132
                                              --------  ---------  --------  ---------  --------  ---------  --------  ---------

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)    (1)    All 2015 financial statements are included in Part A and Part B of the Registration Statement.
       (2)    Hartford Life Insurance Company DC Variable Account -I 2014
              financial statements.(1)
(b)    (1)    Resolution of the Board of Directors of Hartford Life Insurance
              Company ("Company") authorizing the establishment of the Separate
              Account.(2)
       (2)    Not applicable. Hartford Life maintains custody of all assets.
       (3)    (a) Principal Underwriter Agreement.(3)
              (b) Form of Sales Agreement.(3)
       (4)    Form of the variable annuity contract.(4)
       (5)    The form of the application.(5)
       (6)    (a) Articles of Incorporation of Hartford.(6)
              (b) Amended and Restated Bylaws of Hartford.(7)
       (7)    Reinsurance Agreement.(3)
       (8)    Fund Participation Agreements
              (a) Hartford Securities Distribution Company, Inc. (8)
                  (i) Amendment Nos. 1 and 2.
              (b) Calvert Asset Management Company, Inc. (9)
              (c) HIMCO Distribution Services Company (9)
       (9)    Opinion and Consent of Lisa Proch, Vice President, Assistant
              General Counsel & Chief Compliance Officer.
       (10)   (a)  Consent of Deloitte & Touche LLP
              (b)  Consent of Deloitte & Touche LLP
              (c)  Consent of KPMG LLP, Hartford Life Insurance Company DC
                   Variable Account - I.
       (11)   Not applicable.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement File No. 033-19947, filed on April 28, 2015.

(2) Incorporated by reference to the Post-Effective Amendment No. 24, to the Registration Statement File No. 033-59541, filed on April 22, 2011.

(3) Incorporated by reference to Post-Effective No. 28, to the Registration Statement File No. 033-59541, filed on April 22, 2013.

(4) Incorporated by reference to the Post-Effective Amendment No. 29, to the Registration Statement File No. 033-19947, filed on April 22, 2011.

(5) Incorporated by reference to the Post-Effective Amendment No. 32, to the Registration Statement File No. 033-19946, filed on April 22, 2011.

(6) Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement, File No. 333-145655, filed on August 10, 2010.

(7) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement File No. 333-176150, filed on April 25, 2014.

(8) Incorporated by reference to Post-Effective No. 30, to the Registration Statement File No. 033-19947, filed on April 23, 2012.

(9) Incorporated by reference to Post-Effective Amendment No. 34, to the Registration Statement File No. 033-19947, filed on April 28, 2015.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------------------
Thomas E. Bartell                    Vice President
Ellen T. Below                       Vice President
John B. Brady                        Actuary, Vice President
Kathleen M. Bromage                  Senior Vice President
Michael R. Chesman                   Senior Vice President, Director of Taxes
Robert A. Cornell                    Actuary, Vice President
George Eknaian                       Chief Actuary, Senior Vice President
Csaba Gabor                          Chief Compliance Officer of Separate Accounts
John W. Gallant                      Vice President
Michael R. Hazel                     Vice President, Controller
Donna R. Jarvis                      Actuary, Vice President
Brion S. Johnson                     President, Chairman of the Board, Director*
Aidan Kidney                         Vice President
Diane Krajewski                      Vice President
David R. Kryzanski                   Vice President
Lisa S. Levin                        Corporate Secretary
Vernon Meyer (1)                     Senior Vice President
Craig D. Morrow                      Appointed Actuary, Vice President
Robert W. Paiano                     Treasurer, Senior Vice President, Director*
Matthew J. Poznar                    Senior Vice President, Director*
Lisa M. Proch                        Chief Compliance Officer of Talcott Resolution, Vice President, Assistant General Counsel
David G. Robinson                    Executive Vice President, General Counsel
Peter F. Sannizzaro                  Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Robert R. Siracusa                   Vice President

----------

Unless otherwise indicated, the principal business address of each of the above individuals is One Hartford Plaza, Hartford, CT 06155.

*   Denotes Board of Directors.

(1) Address: 100 Matsonford Road, Radnor, PA 19087

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement File No. 333-72042, filed on April 29, 2016.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 29, 2016, there were 100,474 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by-laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or
     Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by-laws. For purposes of the by-laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) MMLD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

    (b) Officers and Member Representatives of MML Distributors, LLC

                                             POSITIONS AND OFFICES                 PRINCIPAL BUSINESS
NAME                                            WITH UNDERWRITER                        ADDRESS
-----------------------------------------------------------------------------------------------------------
Stephen Alibozek                     Entity Contracting Officer                            *
Cindy Belmore                        Chief Compliance Officer                              **
Edward K. Duch III                   Assistant Secretary                                   *
Bruce C. Frisbie                     Assistant Treasurer                                   *
Brian Haendiges                      Vice President                                        **
H. Bradford Hoffman                  Chief Risk Officer                                    *
Kevin LaComb                         Assistant Treasurer                                   *
Mario Morton                         Registration Manager                                  *
Todd Picken                          Assistant Treasurer                                   *
Robert S. Rosenthal                  Chief Legal Officer                                   *
                                     Vice President
                                     Secretary
Carolyn Salwen                       Chief Financial Officer                               **
                                     Treasurer
Elaine Sarsynski                     Chief Executive Officer                               **
                                     President
William Silvanic                     Vice President                                        **
Barbara Upton                        Assistant Vice President                              **
                                     Continuing Education Officer
Donna Watson                         Assistant Treasurer                                   **
Eric Wietsma                         Vice President                                        **

------------

*   1295 State Street, Springfield, MA 01111-0001

**  100 Bright Meadow Blvd., Enfield, CT 06082
ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Massachusetts Mutual Life Insurance Company, as administrator at 1295 State Street, Springfield, MA 01111.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Enfield, and State of Connecticut on this 29th day of April, 2016.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO -
(DC VARIABLE ACCOUNT I)
(Registrant)

By:    Brion S. Johnson                     *By:   /s/ Sadie R. Gordon
       -----------------------------------         -----------------------------------
       Brion S. Johnson                            Sadie R. Gordon
       President and Chairman of the               Attorney-in-Fact
       Board*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    Brion S. Johnson
       -----------------------------------
       Brion S. Johnson
       President and Chairman of the
       Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Brion S. Johnson, President, Chairman of the
 Board, Director*
Matthew J. Poznar, Senior Vice President, Director*                *By:   /s/ Sadie R. Gordon
                                                                          -----------------------------------
Robert W. Paiano, Senior Vice President,                                  Sadie R. Gordon
 Treasurer, Director*                                                     Attorney-in-Fact
Peter F. Sannizzaro, Chief Accounting Officer,                     Date:  April 29, 2016
 Chief Financial Officer, Senior Vice President*

033-19947

                                 EXHIBIT INDEX

      (8)  (a)  (i) Hartford Securities Distribution Company, Inc., Amendment Nos. 1 and 2.
      (9)  Opinion and Consent of Lisa Proch, Vice President, Assistant General Counsel & Chief Compliance Officer.
     (10)  (a)  Consent of Deloitte & Touche LLP
           (b)  Consent of Deloitte & Touche LLP
           (c)  Consent of KPMG, Hartford Life Insurance Company DC Variable Account - I.
     (99)  Copy of Power of Attorney.